As filed with the Securities and Exchange Commission on June 20, 2001.
                                                      1933 Act File No.   -_____
                                                      1940 Act File No. 811-4409


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14


                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933  [X]

                         Pre-Effective Amendment No.      [ ]

                        Post-Effective Amendment No.      [ ]


                          EATON VANCE MUNICIPALS TRUST
                          ----------------------------
               (Exact name of Registrant as Specified in Charter)

          The Eaton Vance Building, 255 State Street, Boston, MA 02109
          ------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
          The Eaton Vance Building, 255 State Street, Boston, MA 02109
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

                          ----------------------------

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-572).

                          ----------------------------

Pursuant to Rule 488 under the Securities Act of 1933, it is proposed that this filing will become effective on July 20, 2001.

                          EATON VANCE MUNICIPALS TRUST
                              CROSS-REFERENCE SHEET
                    For Eaton Vance National Municipals Fund

                           Items Required by Form N-14
                           ---------------------------

PART A.  INFORMATION REQUIRED IN THE PROSPECTUS

Item                                              Caption in
No.   Item Caption                         Prospectus/Proxy Statement
----  ------------                         --------------------------

1.    Beginning of Registration Statement  COVER PAGE OF REGISTRATION STATEMENT;
      and Outside Front Cover Page of      FRONT COVER PAGE OF PROSPECTUS
      Prospectus

2.    Beginning and Outside Back Cover     TABLE OF CONTENTS
      Page of Prospectus

3.    Fee Table, Synopsis Information,     SUMMARY; FUND EXPENSES; PRINCIPAL
      and Risk Factors                     RISK FACTORS

4.    Information About the Transaction    REASONS FOR THE REORGANIZATION;
                                           INFORMATION ABOUT THE REORGANIZATION;
                                           COMPARATIVE INFORMATION ON
                                           SHAREHOLDER RIGHTS

5.    Information About the Registrant     PROSPECTUS COVER PAGE; SUMMARY;
                                           COMPARISON OF INVESTMENT OBJECTIVES
                                           AND POLICIES; COMPARATIVE INFORMATION
                                           ON DISTRIBUTION ARRANGEMENTS;
                                           SHAREHOLDER SERVICES; INFORMATION
                                           ABOUT THE FUNDS; NATIONAL FUND
                                           FINANCIAL HIGHLIGHTS; EXHIBIT B

6.    Information About the Company        PROSPECTUS COVER PAGE; SUMMARY;
      Being Acquired                       COMPARISON OF INVESTMENT OBJECTIVES
                                           AND POLICIES; COMPARATIVE INFORMATION
                                           ON DISTRIBUTION ARRANGEMENTS;
                                           SHAREHOLDER SERVICES; INFORMATION
                                           ABOUT THE FUNDS; TEXAS FUND FINANCIAL
                                           HIGHLIGHTS

7.    Voting Information                   SUMMARY; VOTING INFORMATION;
                                           DISSENTERS RIGHTS

8.    Interest of Certain Persons and      EXPERTS
      Experts

9.    Additional Information Required      NOT APPLICABLE
      for Reoffering by Persons Deemed
      to be Underwriters

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item                                                  Caption in
No.   Item Caption                         Statement of Additional Information
----  ------------                         -----------------------------------

10.   Cover Page                           COVER PAGE

11.   Table of Contents                    TABLE OF CONTENTS

12.   Additional Information about the     STATEMENT OF ADDITIONAL INFORMATION
      Registrant                           OF EATON VANCE NATIONAL MUNICIPALS
                                           FUND

13.   Additional Information about the     ANNUAL REPORT OF EATON VANCE TEXAS
      Company Being Acquired               MUNICIPALS FUND

14.   Financial Statements                 FINANCIAL STATEMENTS OF EATON VANCE
                                           NATIONAL MUNICIPALS FUND; FINANCIAL
                                           STATEMENTS OF EATON VANCE TEXAS
                                           MUNICIPALS FUND


PART C.  OTHER INFORMATION

Item
No.   Item Caption                         Part C Caption
----  ------------                         --------------

15.   Indemnification                      INDEMNIFICATION

16.   Exhibits                             EXHIBITS

17.   Undertakings                         UNDERTAKINGS

                        EATON VANCE TEXAS MUNICIPALS FUND
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

--------------------------------------------------------------------------------
                                                                   July 30, 2001

Dear Shareholders:

     A Special Meeting of Shareholders of Eaton Vance Texas Municipals Fund ("Texas Fund"), a series of Eaton Vance Municipals Trust, is to be held at 1:30 p.m., Eastern Standard Time, on September 21, 2001 at the above location. Enclosed is a Prospectus/Proxy Statement regarding the meeting, a proxy to allow you to vote, and a postage prepaid envelope in which to return your proxy.

     At the Special Meeting, action will be taken to approve or disapprove a transaction (the "Reorganization"), involving the Texas Fund and Eaton Vance National Municipals Fund ("National Fund"), also a series of Eaton Vance Municipals Trust. The Reorganization will result in the conversion of Texas Fund shares into corresponding shares of National Fund of equal value. National Fund has certain investment policies that differ from those of the Texas Fund and certain risks of an investment in National Fund also differ. The enclosed Prospectus/Proxy Statement describes the Reorganization in detail. Please review the enclosed materials, complete and return your proxy in the postage prepaid envelope provided.

     The number of shares of Texas Fund that will be voted in accordance with your instructions appears on your proxy.

     The management and Trustees of the Texas Fund believe that the Reorganization will benefit Texas Fund shareholders and recommend that you vote IN FAVOR of the Reorganization. NATIONAL FUND CURRENTLY HAS A HIGHER YIELD THAN TEXAS FUND. This yield advantage could change over time. Every vote counts, so please return your proxy today in the postage prepaid envelope provided for your convenience.

     Should you have questions regarding the proposed Reorganization, please call (800) 225-6265 any time Monday - Friday between 9 a.m. and 5 p.m. Eastern Standard Time.

                                   Sincerely,


                                   /s/ Thomas J. Fetter
                                   Thomas J. Fetter
                                   President

   Shareholders are urged to sign and mail the enclosed proxy in the enclosed postage prepaid envelope so as to ensure a quorum at the Meeting. This is important whether you own a few shares or many shares.

                        EATON VANCE TEXAS MUNICIPALS FUND
                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109

                   NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS
                      TO BE HELD FRIDAY, SEPTEMBER 21, 2001


To Shareholders:

     Please note that a Special Meeting of Shareholders of the above Fund ("Texas Fund") has been called to be held at the principal office of the Fund, The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109 on Friday, September 21, 2001 at 1:30 p.m., Eastern Standard Time, for the following purposes:

     (1) To approve an Agreement and Plan of Reorganization (the "Plan") providing for the acquisition by Eaton Vance National Municipals Fund ("National Fund"), of all of the net assets of Texas Fund, in exchange for the issuance of shares of National Fund to Texas Fund, the distribution of such shares to the shareholders of Texas Fund and the termination of Texas Fund, all as described in the accompanying Prospectus/Proxy Statement. A copy of the Plan is attached as Exhibit A thereto.

     (2) To consider and act upon such other matters as may properly come before the meeting or any adjournments thereof.

     Shareholders of record at the close of business on July 23, 2001 are entitled to vote at the meeting or any adjournments thereof.

                                        By Order of the Board of Trustees


                                        /s/ Alan R. Dynner
                                        Alan R. Dynner
                                        Secretary

July 30, 2001

IMPORTANT - WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY AND RETURN IT USING THE ENCLOSED ADDRESSED ENVELOPE, WHICH REQUIRES NO POSTAGE AND IS INTENDED FOR YOUR CONVENIENCE. YOUR PROMPT RETURN OF YOUR ENCLOSED PROXY WILL SAVE TEXAS FUND THE NECESSITY AND EXPENSE OF FURTHER SOLICITATIONS TO OBTAIN A QUORUM AT THE SPECIAL MEETING. IF YOU CAN ATTEND THE MEETING AND WISH TO VOTE YOUR SHARES IN PERSON AT THAT TIME, YOU WILL BE ABLE TO DO SO.

                 PROSPECTUS/PROXY STATEMENT DATED JULY 30, 2001
                          Acquisition of the Assets of
                        EATON VANCE TEXAS MUNICIPALS FUND
                        By And In Exchange For Shares of
                      EATON VANCE NATIONAL MUNICIPALS FUND
                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 (800) 225-6265

     This Prospectus/Proxy Statement relates to the proposed acquisition of the assets of Eaton Vance Texas Municipals Fund ("Texas Fund"), a series of Eaton Vance Municipals Trust (the "Trust"), which is a Massachusetts business trust, by Eaton Vance National Municipals Fund ("National Fund"), also a series of the Trust, in exchange for the issuance of shares, without par value, of National Fund ("National Fund Shares") to the Texas Fund and the assumption of all of Texas Fund's liabilities by the National Fund. Following the transfer, National Fund Shares will be distributed to shareholders of the Texas Fund in liquidation of the Texas Fund and the Texas Fund will be terminated. As a result, each shareholder of the Texas Fund will receive National Fund Shares equal in value to the value of such shareholder's Texas Fund shares, in each case calculated as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the exchange. This document serves as a Proxy Statement for the Special Meeting of Shareholders of Texas Fund to be held on September 21, 2001 at 1:30 p.m. and any adjournments thereof and is being used by the Board of Trustees of the Trust to solicit the proxies of shareholders in connection therewith. This document also serves as a Prospectus of National Fund and covers the proposed issuance of National Fund Shares.

     National Fund seeks to provide current income exempt from regular federal income tax.

     This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about National Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of National Fund dated February 1, 2001, which is incorporated by reference herein. A Statement of Additional Information dated July 30, 2001 containing additional information about National Fund and the proposed transaction has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement may be obtained without charge by writing to the distributor of National Fund, Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, MA 02109; or by calling (800) 225-6265. You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                                                          Page
                                                                          ----
SUMMARY...................................................................  2

FUND EXPENSES.............................................................  5

PRINCIPAL RISK FACTORS....................................................  6

REASONS FOR THE REORGANIZATION............................................  6

INFORMATION ABOUT THE REORGANIZATION .....................................  7

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.......................... 10

COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS...................... 12

SHAREHOLDER SERVICES...................................................... 13

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS............................. 13

INFORMATION ABOUT THE FUNDS............................................... 14

VOTING INFORMATION........................................................ 15

DISSENTERS RIGHTS......................................................... 17

NATIONAL FUND FINANCIAL HIGHLIGHTS........................................ 18

TEXAS FUND FINANCIAL HIGHLIGHTS........................................... 19

EXPERTS................................................................... 20

OTHER MATTERS............................................................. 20

                                     SUMMARY

     The following is a summary of certain information contained in or incorporated by reference in this Prospectus/Proxy Statement. This summary is not intended to be a complete statement of all material features of the proposed Reorganization and is qualified in its entirety by reference to the full text of this Prospectus/Proxy Statement and the documents referred to herein.

     PROPOSED TRANSACTION. The Trustees of the Trust have approved an Agreement and Plan of Reorganization for Texas Fund (the "Plan"), which provides for the transfer of all of the assets of Texas Fund to National Fund in exchange for the issuance of National Fund Shares to Texas Fund and the assumption of all of Texas Fund's liabilities by the National Fund at a closing to be held following the satisfaction of the conditions to the Reorganization (the "Closing"). The form of Plan of Reorganization is attached hereto as Exhibit A. The value of shares to be issued to Texas Fund and its shareholders will be identical in value to its outstanding shares on the Closing Date. National Fund Shares will be distributed to shareholders of Texas Fund in liquidation of Texas Fund and Texas Fund will be terminated. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Reorganization".) As a result of the Reorganization, each shareholder of Texas Fund will receive full and fractional National Fund Shares equal in value at the close of regular trading on the New York Stock Exchange on the Closing Date to the value of such shareholder's shares of Texas Fund. At or prior to the Closing, Texas Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income, its net tax-exempt interest income, and all of its net capital gains, if any, realized for the taxable year ending at the Closing. The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), have determined that the interests of existing shareholders of the Funds will not be diluted as a result of the transactions contemplated by the Reorganization and that the Reorganization is in the best interests of such shareholders.

     BACKGROUND FOR THE PROPOSED TRANSACTION. The Board of Trustees of the Trust considered a number of factors, including the proposed terms of the Reorganization. The Trustees considered that combining the Funds would produce additional economies of scale, which may help reduce costs per share, would increase diversification of the combined Fund and Texas Fund shareholders will likelyreceive higher yields. Moreover, the Trustees considered that, in light of the Texas Fund's small size and the low prospects for enactment of a Texas income tax, it was not economically viable for Eaton Vance Management ("Eaton Vance") to sponsor and manage the Fund, and the Reorganization was a better alternative than liquidation.

THE BOARD OF TRUSTEES OF THE TRUST BELIEVES THAT THE PROPOSED REORGANIZATION IS IN THE BEST INTERESTS OF SHAREHOLDERS AND HAS RECOMMENDED THAT TEXAS FUND SHAREHOLDERS VOTE FOR THE REORGANIZATION.

     PRINCIPAL DIFFERENCES BETWEEN THE FUNDS. There are three differences between the Texas Fund and the National Fund in their investment policies. First, the National Fund can invest in municipal obligations of any state, although it does not currently intend to invest more than 25% of net assets in securities of any one state. THE NATIONAL FUND, THEREFORE, WILL BE EXPOSED TO THE POLITICAL AND ECONOMIC RISKS OF OTHER STATES AND REGIONS OF THE UNITED STATES. Moreover, from time to time certain types of municipal securities may be more available outside Texas, and, therefore, shareholders of National Fund will be exposed to the risks of such securities if National Fund invests in them.

     Second, the National Fund is required to invest only 65% of its net assets (as opposed to 75% in Texas Fund) in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or Fitch IBCA ("Fitch")). Neither Fund, however, can invest more than 10% of its net assets in obligations rated below B by Moody's, S&P or Fitch. Municipal obligations rated Baa or BBB have speculative characteristics, while lower quality obligations (so-called "junk bonds") are predominantly speculative. The ability of National Fund to invest 10% more of its assets than the Texas Fund in below investment grade quality municipal bonds may adversely affect the performance of the National Fund. It may also provide for higher yields and greater opportunity for price appreciation.

     Third, although Texas does not have a state income tax, if Texas were to implement a state income or similar tax, all or a significant portion of the National Fund's income could be subject to such state taxes due in principal part to the National Fund's policy limiting investments in securities of any one state to not more than 25% of the Fund's net assets. Conversely, if Texas were to implement a state income or similar tax, the Texas Fund could be managed so that all or a significant portion of the Texas Fund's income would not be subject to such state taxes.

     The National Fund also has certain fundamental investment restrictions, which can only be changed by shareholder vote, which the Texas Fund does not. These restrictions are not material to the current investment strategies employed.

     The Texas Fund and the National Fund utilize the master-feeder structure, whereby they invest all of their assets in separate corresponding investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). These master funds are referred to herein as the "Texas Portfolio," the "National Portfolio" or the "Portfolios".

     ADVISORY FEES AND EXPENSES. The Portfolios pay Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance, their investment adviser, an investment advisory fee based on a fee schedule according to assets and income earned. For assets of $40 million or more, this schedule is the same, 0.300% of annual assets and 3% of daily income. The Texas Portfolio pays only 0.100% of annual assets and 1% of daily income on assets up to $20 million, and 0.200% of annual assets and 2% of daily income on assets of $20 million up to $40 million. National Portfolio does not have a reduced fee schedule for assets below $40 million.

     Class A and Class B shares of each of the National Fund and the Texas Fund pay a shareholder service fee of 0.25% and 0.20% of average daily net assets, respectfully. Class B shares of each the National Fund and the Texas Fund pay a distribution and service fee pursuant to Rule 12b-1 under the 1940 Act at an annual rate of up to 0.75% of such Fund's average daily net assets.

     The current expense ratio of the Texas Fund is higher than that of National Fund. For each Fund's fiscal period ended May 31, 2001, the ratio of expenses to net assets was 1.24% and 2.04% for Class A and B of the Texas Fund, and 0.83% and 1.24% for Class A and Class B of the National Fund. Thus, Texas Fund shareholders will experience an immediate and substantial reduction in expenses if the Reorganization is approved. The actual amount of reduction cannot be determined until the Closing and future other expenses may increase resulting in higher total operating expenses. See "Fund Expenses" below.

     DISTRIBUTION ARRANGEMENTS. Shares of each Fund are sold on a continuous basis by EVD, the Trust's distributor. Class A shares of each Fund are sold at net asset value per share plus a sales charge; Class B shares of each Fund are sold at net asset value subject to a contingent deferred sales charge ("CDSC"). The sales charge schedules are identical. In the Reorganization, Texas Fund shareholders will receive shares of the corresponding class of National Fund. Class B shareholders will be given credit for their holding period in the Texas Fund in determining any applicable CDSC. National Fund offers Class C and Class I shares but these shares will not be affected by the Reorganization.

     REDEMPTION PROCEDURES AND EXCHANGE PRIVILEGES. Each Fund offers the same redemption features pursuant to which proceeds of a redemption are remitted by wire or check after receipt of proper documents including signature guaranties. Each Fund has the same exchange privileges.

     TAX CONSEQUENCES. The Reorganization is not expected to result in the recognition of capital gain or loss to Texas Fund shareholders or the Texas
Fund. Ropes & Gray is expected to issue a tax opinion to that effect. Nevertheless, the Reorganization will be consummated even if it is taxable, which means that Texas Fund shareholders may be required to recognize for tax purposes a gain or loss depending upon their tax basis (generally, the original purchase price) for Texas Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of National Fund shares received from the Reorganization. Shareholders should consult their tax advisers. See "INFORMATION ABOUT THE REORGANIZATION - Federal Income Tax Consequences."

                                  FUND EXPENSES

     Expenses shown are those for the most recent fiscal year of each Fund, which is July 31, 2000 for the Texas Fund and September 30, 2000 for the National Fund.

SHAREHOLDER AND FUND EXPENSES
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                             Class A     Class B
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) (as a percentage of
 offering price)                                              4.75%       None
Maximum Deferred Sales Charge (Load) (as a percentage
 of the lower of net asset value at time of purchase
 or time of redemption)                                       None        5.00%
Maximum Sales Charge (Load) Imposed on Reinvested
 Distributions                                                None        None
Exchange Fee                                                  None        None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                      Total
                                   Distribution                  Annual Fund
                     Management    and Service      Other         Operating
                        Fees       (12b-1) Fees   Expenses*        Expenses
--------------------------------------------------------------------------------
Texas Fund
  Class A shares        0.16%         0.00%         0.86%            1.02%
  Class B shares        0.16%         0.95%         0.66%            1.77%
National Fund
  Class A shares        0.45%         0.00%         0.37%            0.82%
  Class B shares        0.45%         1.00%         0.12%            1.57%

* Other Expenses for Class A includes a service fee of 0.20% for the Texas Fund and 0.25% for the National Fund.


EXAMPLE
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating costs remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Texas Fund
  Class A shares            $574           $784          $1,011          $1,664
  Class B shares            $680           $957          $1,159          $2,084

National Fund
  Class A shares            $555           $724          $  908          $1,440
  Class B shares            $660           $896          $1,055          $1,867


You would pay the following expenses if you did not redeem your shares:

                           1 Year         3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

Texas Fund
  Class A shares            $574           $784          $1,011          $1,664
  Class B shares            $180           $557          $  959          $2,084

National Fund
  Class A shares            $555           $724          $  908          $1,440
  Class B shares            $160           $496          $  855          $1,867

                             PRINCIPAL RISK FACTORS

     As discussed above under "Principal Differences Between the Funds," the National Fund has certain investment policies that differ from the Texas Fund. These differences relate to concentration of investments in state issuers and credit quality. These differences will affect returns to Texas Fund shareholders if the Reorganization is consummated.

     The current investment portfolios are different. It is anticipated a significant amount of the Texas Fund's portfolio securities will be retained after its Reorganization, but such securities will constitute only a small part of the overall investment portfolio of National Portfolio.

     For common investment risks, see the National Fund prospectus which accompanies this prospectus/proxy statement.

                         REASONS FOR THE REORGANIZATION

     The Reorganization has been considered by the Board of Trustees of the Trust. In reaching the decision to recommend that the shareholders of the Texas Fund vote to approve the Reorganization, the Trustees, including the Trustees who are not interested persons of the Trust, concluded that the Reorganization would be in the best interests of Texas Fund shareholders and that the interests of existing shareholders would not be diluted as a consequence thereof. In making this determination, the Trustees considered a number of factors, including the proposed terms of the Reorganization.

                   PROJECTED YIELD FOR TEXAS FUND SHAREHOLDERS

     The Trustees considered that although certain asset based fees of the National Fund are higher (advisory and shareholder service fees), combining the Funds would produce higher yields for shareholders of the Texas Fund, at least initially. Based on annualized yields for the 30-day period ended May 31, 2001, most Texas Fund shareholders would realize the following increase in yield:

                                         Class A                    Class B

        National Fund Yield               5.90%                      5.74%

        Current Texas Fund Yield          4.56%                      4.06%

        Net Increase in Yield             0.34%                      1.68%


For current yield information, call EVD at 800-225-6265. Yield will vary and is only one component of total return. Total return of the Texas Fund for the year ended May 31, 2001 was higher than that of National Fund. See page 9. Shareholders should consider their own circumstances which may result in the Reorganization not being advantageous to them. For example, as of May 31, 2001, 25.6% of the income of National Fund was subject to the alternative minimum tax, as opposed to 21.2% for Texas Fund.

     Moreover, the Board of Trustees considered that, in light of the Texas Fund's small size, it may not be economically viable for Eaton Vance to continue to sponsor and manage, and the Reorganization was a better alternative than liquidation.

     THE  BOARD  OF  TRUSTEES   OF  THE  TRUST   BELIEVES   THAT  THE   PROPOSED
REORGANIZATION IS IN THE BEST INTERESTS OF SHAREHOLDERS AND RECOMMENDS THAT TEXAS FUND SHAREHOLDERS VOTE FOR THE REORGANIZATION.

                      INFORMATION ABOUT THE REORGANIZATION

     At a meeting held on June 18, 2001, the Board of Trustees of the Trust approved a Plan for the Texas Fund in the form set forth as Exhibit A to this Prospectus.

     AGREEMENT AND PLAN OF REORGANIZATION. The Agreement and Plan of Reorganization for the Texas Fund provides that, at the Closing, National Fund will acquire all of the assets of Texas Fund in exchange for the issuance of National Fund Shares to Texas Fund and the National Fund will assume all of the liabilities of Texas Fund reflected on its unaudited statement of assets and liabilities. The Texas Fund assets to be acquired will consist of Texas Fund's share of the securities and other assets held by the Texas Portfolio, withdrawn by the Texas Fund from that Portfolio at or immediately prior to the Closing. Immediately upon receipt of these assets, National Fund will contribute them to the National Portfolio. The value of Class A and/or Class B shares issued to the Texas Fund by National Fund will be the same as the value of Class A and/or Class B shares that the Texas Fund has outstanding on the Closing Date. The National Fund shares received by the Texas Fund will be distributed to Texas Fund shareholders, and each Texas Fund shareholder will receive shares of the corresponding class of National Fund equal in value to those of Texas Fund held by such shareholder.

     National Fund will assume all liabilities, expenses, costs, charges and reserves of Texas Fund on the Closing Date. At or prior to the Closing, the Texas Fund shall declare a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Texas Fund's shareholders all of Texas Fund's investment company taxable income, net tax-exempt interest income, and net capital gain, if any, realized (after reduction for any available capital loss carry-forward) in all taxable years ending at or prior to the Closing.

     At or as soon as practicable after a Closing, the Texas Fund will liquidate and distribute pro rata to its shareholders of record as of the Close of Trading on the New York Stock Exchange on the Closing Date the full and fractional National Fund Class A and/or Class B Shares equal in value to the Texas Fund shares exchanged. Such liquidation and distribution will be accomplished by the establishment of shareholder accounts on the share records of National Fund in the name of each shareholder of Texas Fund, representing the respective pro rata number of full and fractional National Fund Class A and/or Class B Shares due such shareholder. All of National Fund's future distributions attributable to the shares issued in the Reorganization will be paid to shareholders in cash or invested in additional shares of National Fund at the price in effect as described in National Fund's prospectus on the respective payment dates in accordance with instructions previously given by the shareholder to the Trust's transfer agent.

     The consummation of the Plan is subject to the conditions set forth therein. Notwithstanding approval by shareholders of the Texas Fund, the Plan may be terminated at any time prior to the consummation of the Reorganization without liability on the part of either party or its respective officers, trustees or shareholders, by either party on written notice to the other party if certain specified representations and warranties or conditions have not been performed or do not exist on or before December 31, 2001. The Plan may be amended by written agreement of its parties without approval of the shareholders of the Texas Fund and a party may waive without shareholder approval any default by the other or any failure to satisfy any of the conditions to its obligations; provided, however, that following the Special Meeting, no such amendment or waiver may have the effect of changing the provision for determining the number of National Fund Shares to be issued to Texas Fund shareholders to the detriment of such shareholders without their further approval.

     Texas Fund will bear its expenses related to the Reorganization.

     DESCRIPTION OF NATIONAL FUND SHARES. Full and fractional Class A and/or Class B shares of National Fund will be distributed to Texas Fund shareholders in accordance with the procedures under the Plan as described above. Each National Fund share will be fully paid, non-assessable when issued and transferable without restrictions and will have no preemptive or cumulative voting rights and have only such conversion or exchange rights as the Board of Trustees of the Trust may grant in its discretion.

     FEDERAL INCOME TAX CONSEQUENCES. It is expected that the Reorganization should qualify as a tax-free transaction under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of Ropes & Gray at the Closing. Accordingly, shareholders of Texas Fund should not recognize any capital gain or loss and Texas Fund's assets and capital loss carryforwards should be transferred to National Fund without recognition of gain or loss.

     It is possible, however, that the Reorganization may fail to satisfy all of the requirements necessary for tax-free treatment, in which event the transaction will nevertheless proceed on a taxable basis. In this event, the Reorganization will result in the recognition of gain or loss to Texas Fund's shareholders depending upon their tax basis (generally, the original purchase price) for their Texas Fund shares, which includes the amounts paid for shares issued in reinvested distributions, and the net asset value of shares of National Fund received in the Reorganization. Shareholders of Texas Fund would, in the event of a taxable transaction, receive a new tax basis in the shares they receive of National Fund (equal to their initial value) for calculation of gain or loss upon their ultimate disposition and would start a new holding period for such shares.

     Shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders should also consult their tax advisers as to state and local tax consequences, if any.

CAPITALIZATION. The following table (which is unaudited) sets forth the capitalization of Texas Fund and National Fund as of May 31, 2001, and on a pro forma basis as of that date giving effect to the proposed acquisition of assets of the Texas Fund at net asset value.

                                                                                                  Pro Forma
                                                                                                Combined After
                                Texas Fund                   National Fund                      Reorganization
                         (Class A)     (Class B)      (Class A)       (Class B)         (Class A)          (Class B)
                         ---------     ---------      ---------       ---------         ---------          ---------
Net assets                 $447,331     $9,294,814    $179,252,675    $1,486,055,138     $179,700,006     $1,495,349,952
Net asset value per share     $9.47         $10.60          $10.33             $9.65           $10.33              $9.65
Shares outstanding           47,261        877,198      17,344,250       154,036,337       17,387,554        154,999,530


     INVESTMENT PERFORMANCE. Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and dividends and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates.

     The table below indicates the average annual total return (excluding a sales charge) (capital change plus reinvestment of all distributions) on a hypothetical investment of $1,000 in each Fund, covering the one, five and ten year periods and life of fund ended May 31, 2001.

                          VALUE OF A $l,000 INVESTMENT

                         Texas Fund Total Return      National Fund Total Return
                         -----------------------      --------------------------
                         Class A        Class B          Class A      Class B
Investment               Average        Average          Average      Average
Period                    Annual         Annual           Annual       Annual
------                    ------         ------           ------       ------
Life of Fund*              5.99%          5.77%             N/A          N/A
Ten Years                   N/A            N/A             7.06%        6.53%
Five Years                 5.85%          5.13%            6.01%        5.37%
One Year                  12.30%         11.37%           11.58%       11.28%


* Inception of Texas Fund Class A and Class B was December 8, 1993 and March 24, 1992, respectively, so returns prior to December 8, 1993 for Class A reflect Class B performance.

     Investment results will fluctuate over time, and prior performance should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The total returns of National Fund and the factors that materially affected the Fund's performance during the most recent fiscal year are contained in the Fund's Annual Report dated September 30, 2000 and Semiannual Report dated March 31, 2001, relevant portions of which are attached hereto as Exhibit B and such portions are incorporated by reference herein.

     The performance of Texas Fund is described under the caption "Management's Discussion" in the Annual Report of Texas Fund for the year ended July 31, 2000 and Semiannual Report dated January 31, 2001, which were previously mailed to Texas Fund shareholders.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of each Fund are identical except as set forth in the "Summary" above. Additional information about the investment objectives and policies of Texas Fund and National Fund is set forth below. More complete information regarding the same is set forth in the Prospectus dated February 1, 2001 of National Fund, enclosed herewith, in the Statement of Additional Information also dated February 1, 2001 of National Fund, and the Prospectus and Statement of Additional Information dated December 1, 2000 of Texas Fund, each of which has been filed with the Securities and Exchange Commission. Shareholders should consult such Prospectuses and Statements of Additional Information, as supplemented, for a more thorough comparison.

     INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT POLICIES AND RISKS OF TEXAS FUND. The investment objective of Texas Fund is to provide current income exempt from regular federal income tax. The Texas Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower quality obligations. The Fund normally invests in municipal obligations with maturities of ten years or more.

     The Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. The Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, interest rate swaps and forward rate contracts), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. A portion of the Fund's distributions generally will be subject to alternative minimum tax.

     The portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders.

     The Fund currently invests its assets in Texas Municipals Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

     Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time.

The Fund invests a significant portion of assets in obligations of issuers located in Texas and is sensitive to factors affecting Texas, such as changes in the economy, decreases in tax collection or the tax base, legislation which limits taxes and changes in issuer credit ratings.

     Because obligations rated BBB or Baa and below (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative.

     The Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

     INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT POLICIES AND RISKS OF NATIONAL FUND. The investment objective of National Fund is to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB or Baa or higher), but may also invest in lower rated obligations. The Fund normally invests in municipal obligations with maturities of ten years or more.

     The Fund may concentrate in certain types of municipal obligations (such as industrial development bonds, housing bonds, hospital bonds or utility bonds), so Fund shares could be affected by events that adversely affect a particular sector. The Fund may purchase derivative instruments (such as inverse floaters, futures contracts and options thereon, and interest rate swaps), bonds that do not make regular payments of interest, bonds issued on a when-issued basis and municipal leases. A portion of the Fund's distributions generally will be subject to alternative minimum tax.

     The portfolio manager purchases and sells securities to maintain a competitive yield and to enhance return based upon the relative value of the securities in the marketplace. The portfolio manager may also trade securities to minimize taxable capital gains to shareholders.

     The Fund currently invests its assets in National Municipals Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

     Obligations with maturities of ten years or more may offer higher yields than obligations with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. When interest rates rise, or when the supply of suitable bonds exceeds the market demand, the value of Fund shares typically will decline. The Fund's yield will also fluctuate over time.

     Because obligations rated BBB or Baa and below (so-called "junk bonds") are more sensitive to the financial soundness of their issuers than higher quality obligations, Fund shares may fluctuate more in value than shares of a fund investing solely in higher quality obligations. Obligations rated BBB or Baa have speculative characteristics, while lower rated obligations are predominantly speculative.

     The Fund's use of derivatives is subject to certain limitations and may expose the Fund to increased risk of principal loss due to imperfect correlation, failure of the courterparty and unexpected price or interest rate movements. Inverse floaters are volatile and involve leverage risk. Bonds that do not make regular interest payments may experience greater volatility in response to interest rate changes. When-issued securities are subject to the risk that when delivered to the Fund they will be worth less than the price the Fund agreed to pay for them. Municipal leases often require a legislative appropriation of funds for payment. If the necessary appropriation is not made, the issuer of the lease may not be able to meet its obligations.

     INVESTMENT ADVISER AND PORTFOLIO MANAGER. Boston Management and Research ("BMR"), a wholly-owned subsidiary of Eaton Vance, serves as investment adviser to each Portfolio. Thomas M. Metzold is the portfolio manager of each Portfolio. He also manages other Eaton Vance portfolios, and has been an Eaton Vance portfolio manager for more than 5 years. Mr. Metzold is a Vice President of Eaton Vance and BMR.

              COMPARATIVE INFORMATION ON DISTRIBUTION ARRANGEMENTS

     EVD serves as distributor (principal underwriter) for all Funds, pursuant to Distribution Agreements. For its services as underwriter, EVD generally receives fees for sales of shares. With respect to Class A shares, these fees are paid by investors at the time they purchase shares. Class A shares are sold on a continuous basis at net asset value plus a sales charge as set forth in the Prospectus. The applicable sales charge depends upon a number of factors and is subject to a number of waivers. No sales charge will be imposed with respect to the National Fund Shares received by the Texas Fund shareholders pursuant to the Reorganization. Class B shares are sold at net asset value but are subject to a declining CDSC (5% maximum) if redeemed within six years of purchase. National Fund also offers Class C shares, which are sold at net asset value subject to a 1% CDSC if redeemed within one year of purchase and Class I shares which are offered to financial intermediaries that charge a fee directly to their customers. Because the Texas Fund does not offer Class C or Class I shares, no Class C or Class I shares of National Fund will be issued in connection with the Reorganization.

     Each Fund is authorized under a Service Plan (the "Service Plan") for the Class A shares to make payments for personal services and/or the maintenance of shareholder accounts. The Plan provides that each Fund may pay service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of a Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Service Plan by authorizing the Funds to make quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% for Texas Fund and 0.25% for National Fund of its average daily net assets for any fiscal year based on the value of each Fund's shares sold by such persons.

     Each Fund has also adopted a compensation-type Distribution Plan (the "Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for its Class B shares. The Class B Plan is designed to permit an investor to purchase shares through an investment dealer without incurring an initial sales charge and at the same time permit the principal underwriter to compensate investment dealers in connection therewith. Under such Class B Plan, Class B pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for sales commissions paid by it to investment dealers on the sale of Class B shares and for interest expenses. Under each Class B Plan, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold to such dealers. CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. Because payments to the principal underwriter under the Class B Plan are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. As of July 31, 2000, the Texas Fund had approximately $260,000 of outstanding uncovered distribution charges calculated under the Class B Plan. As of September 30, 2000, the National Fund had no outstanding uncovered distribution charges. At such time, any contingent deferred sales charges are paid to the National Fund and no distribution fees are paid to the principal underwriter. An amount equal to the contingent deferred sales charge that would be assessed on Texas Fund Class B shares if redeemed on the Closing Date will become a liability of National Fund Class B under its distribution plan if the Reorganization is consummated. As of May 31, 2001, this amount would have been $63,993.

     The Class B Plan also authorizes each Class B to make payments of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. The Trustees have initially implemented this provision of the Class B Plan by authorizing quarterly service fee payments to the principal underwriter and investment dealers in amounts equal to 0.20% for Texas Fund and 0.25% for National Fund of its average daily net assets for any fiscal year. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons.

                              SHAREHOLDER SERVICES

     SHAREHOLDER SERVICES. There are no differences in the shareholder services offered by the Funds.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

     GENERAL. Each Fund is a separate series of Eaton Vance Municipals Trust (the "Trust"), a Massachusetts business trust, governed by an Amended and Restated Declaration of Trust dated September 30, 1985, as amended and restated January 11, 1993 and by applicable Massachusetts law.

     SHAREHOLDER LIABILITY. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust, including its other series. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the trust and other series of the trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the trust or the trustees. Indemnification out of the trust property for all losses and expenses of any shareholder held personally liable by virtue of his status as such for the obligations of the trust is provided for in the Declaration of Trust and By-laws. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be remote because it is limited to circumstances in which the respective disclaimers are inoperative and the series would be unable to meeting their respective obligations.

     Copies of the Declaration of Trust may be obtained from the Trust upon written request at its principal office or from the Secretary of State of the Commonwealth of Massachusetts.

                           INFORMATION ABOUT THE FUNDS

     Information about National Fund is included in its current Prospectus dated February 1, 2001, a copy of which is included herewith and incorporated by reference herein. Additional information about National Fund is included in the Statement of Additional Information dated February 1, 2001. This Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference herein. Copies of this Statement may be obtained without charge by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, MA 02109. Information concerning the operations and management of the Texas Fund is incorporated herein by reference from its current Prospectus and Statement of Additional Information, dated December 1, 2000, copies of which may be obtained without charge by writing Eaton Vance Municipals Trust at The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling (800) 225-6265.

     You will find and may copy information about each Fund (including the Statement of Additional Information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the hours of operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

     The Trust, on behalf of each Fund, is currently subject to the informational requirements of the Securities Exchange Act of 1934, an amended (the "1934 Act"), and in accordance therewith files proxy material, reports and other information with the Securities and Exchange Commission. These reports can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549, as well as at the following regional offices: Northeast Regional Office, 7 World Trade Center, Suite 1300 New York, NY 10048; and Midwest Regional Office, Citicorp Center, 500 W. Madison Street, Suite 1400, Chicago, IL 60661-2511. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington DC 20549 at prescribed rates.

     EATON VANCE. Eaton Vance, its affiliates and predecessor companies have been managing assets since 1924 and of mutual funds since 1931. Eaton Vance and its subsidiaries currently manage over $50 billion on behalf of mutual funds, institutional clients and individuals. Eaton Vance is an indirect wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company which through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities.

     Eaton Vance's advisory fee revenue is likely to increase slightly if the Reorganization is consummated. This is because of the higher advisory fee paid by the National Fund and because advisory fees are based, in part, on income earned and the National Portfolio's holdings normally generate a higher yield than the Texas Portfolio. Based on assets and yields on May 31, 2001, the total additional revenues to Eaton Vance would be approximately $19,700 per annum.

                               VOTING INFORMATION

     Proxies from the shareholders of the Texas Fund are being solicited by the Trust's Board of Trustees for the Special Meeting of Shareholders and any adjournments thereof (the "Special Meeting"). The Special Meeting is scheduled to be held at the offices of the Trust, The Eaton Vance Building, 255 State Street, Boston, Massachusetts on September 21, 2001 at 1:30 p.m. At the Special Meeting, shareholders of Texas Fund will be asked to consider and vote upon the Plan. The approval of the Reorganization by shareholders of National Fund is not required under the Declaration of Trust or By-laws or under Massachusetts law, and accordingly, shareholders of National Fund will not be voting in connection with the Reorganization.

     Any person giving a proxy may revoke it at any time prior to its use. A shareholder of record may revoke a proxy at any time before it has been exercised by filing a written revocation with the Secretary of the Trust at its address set forth above; by filing a duly executed proxy bearing a later date; or by appearing in person, notifying the Secretary and voting by ballot at the Special Meeting. A written proxy may be delivered to the Fund or its transfer agent prior to the meeting by facsimile machine, graphic communication equipment or similar electronic equipment. Any shareholder of record as of the record date attending the Special Meeting may vote in person whether or not a proxy has been previously given, but the presence (without further action) of a shareholder at the Special Meeting will not constitute revocation of a previously given proxy. The enclosed form of proxy, if properly executed and received by the Board of Trustees in time for voting and not so revoked, will be voted in accordance with the instructions noted thereon. If no instructions are given, the proxy will be voted FOR approval of the Agreement and Plan of Reorganization, and, at the discretion of the proxy holders, on any other matters that may properly come before the Special Meeting.

     The affirmative vote of the holders of a majority of the outstanding shares of the Texas Fund as defined in the 1940 Act is required to approve its Plan. Such "majority" vote is the vote of the holders of the lesser of (a) 67% or more of the shares of the Texas Fund present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) 50% of the outstanding shares of the Texas Fund. Class A and Class B shareholders will vote together as a single group. Approval of the Agreement and Plan of Reorganization by the shareholders of Texas Fund is a condition of the consummation of the Reorganization.

     For purposes of determining the presence or absence of a quorum and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the meeting, abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting but which have not been voted. Accordingly, abstentions and broker non-votes will assist the Texas Fund in obtaining a quorum but will have no effect on the outcome of any proposal.

     If the Reorganization is consummated, legal fees and the costs of soliciting proxies (comprised of printing and postage expenses and the fees of outside solicitor firms, if any) estimated at $20,000 will be considered as part of the total expenses of the Reorganization. The Board of Trustees expects that this solicitation will be made primarily by mail. Additional solicitations may be made, without remuneration, personally or by telephone by a limited number of officers or employees of Eaton Vance or its affiliates, or for remuneration by a solicitation firm.

     Shareholders of the Texas Fund of record at the close of business on July 23, 2001 (the "record date") will be entitled to vote at the Special Meeting. The holders of a majority of the shares of the Texas Fund outstanding at the close of business on the record date present in person or represented by proxy will constitute a quorum for the meeting; however, as noted above, the affirmative vote of a majority of the shares of a Fund (as defined in the 1940
Act) is required to approve the Reorganization. In the event a quorum is not present at the Special Meeting or in the event a quorum is present at the Special Meeting but sufficient votes to approve the Agreement and Plan of Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies, provided they determine such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

     Shareholders are entitled to the number of votes equal to the number of shares held by such shareholder. As of July 23, 2001, there were ________ shares of beneficial interest of the Texas Fund outstanding consisting of Class A shares and Class B shares. As of such date, the following record owner(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances: [Class A shares

- Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL (39.9%); and Class B shares - Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL (25.1%)]

     As of July 23, 2001, to the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Texas Fund's outstanding shares. The Trustees and officers of the Trust as a group own beneficially less than 1% of the shares of the Funds.

         THE TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES,
               RECOMMEND APPROVAL OF THE PLAN OF REORGANIZATION.

                                DISSENTERS RIGHTS

     Neither the Declaration of Trust nor Massachusetts law grants the shareholders of Texas Fund any rights in the nature of dissenters rights of appraisal with respect to any action upon which such shareholders may be entitled to vote; however, the normal right of mutual fund shareholders to redeem their shares (subject to any applicable contingent deferred sales charges) is not affected by the proposed Reorganization.

                       NATIONAL FUND FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the table reflects the financial results for a single Fund share. The total returns in the table represents the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the National Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. The National Fund began offering three Classes of shares on October 1, 1997. Prior to that date, the National Fund offered only Class B shares and Class A shares and C existed as separate funds.


                         Six Months Ended
                          March 31, 2001                                          Year Ended September 30,
                           (Unaudited)             2000(1)                 1999                  1998            1997       1996
                   ---------------------------------------------------------------------------------------------------------------
                      Class A    Class B    Class A    Class B    Class A    Class B    Class A    Class B    Class B    Class B
Net asset value -
 Beginning of period  $10.230    $ 9.550    $10.440    $ 9.740    $11.650    $10.870    $11.260    $10.530    $ 9.900    $ 9.800
                        -------    -------    -------    -------    -------    -------    -------    -------    -------    -------

Income (loss) from
 operations
Net investment
 income (loss)        $ 0.304    $ 0.266    $ 0.629    $ 0.532    $ 0.636    $ 0.508    $ 0.644    $ 0.523    $ 0.550    $ 0.557
Net realized and
 unrealized gain (loss) 0.280      0.265     (0.200)    (0.188)    (1.209)    (1.126)     0.398      0.361      0.634      0.096
                      -------    -------    --------   --------   --------   --------   -------    -------    -------    -------
Total income (loss)
 from Operations      $ 0.584    $ 0.531    $ 0.429    $ 0.344    $(0.573)   $(0.618)   $ 1.042    $ 0.884    $ 1.184    $ 0.653
                      -------    -------    -------    -------    --------   --------   -------    -------    -------    -------

Less distributions
From net investment
 income               $(0.304)   $(0.266)   $(0.629)   $(0.532)   $(0.637)   $(0.508)   $(0.652)   $(0.531)   $(0.554)   $(0.553)
In excess of net
 investment income       --(4)    (0.005)    (0.010)    (0.002)      --       (0.004)      --       (0.013)      --         --
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Total distributions   $(0.304)   $(0.271)   $(0.639)   $(0.534)   $(0.637)   $(0.512)   $(0.652)   $(0.544)   $(0.554)   $(0.553)
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Contigent deferred
 sales charges           --      $ 0.002       --         --         --         --         --         --         --         --

Net asset value -
 End of period        $10.510    $ 9.810    $10.230    $ 9.550    $10.440    $ 9.740    $11.650    $10.870    $10.530    $ 9.990
                      -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Total return (2)         5.79%      5.63%      4.39%      3.72%     (5.14)%    (5.90)%     9.49%      8.60%     12.33%      6.84%

Ratios/Supplemental
 Data
Net assets, end of
 year (000's omitted) $186,593  $1,510,389  $174,024  $1,483,566  $211,206  $1,764,616  $146,067  $2,071,078  $2,040,626  $2,101,632

Ratios (as a
 percentage of average
 daily net assets):
  Expenses (3)           0.83%(5)   1.21%(5)   0.66%      1.25%      0.71%      1.53%      0.71%      1.53%      1.60%      1.55%
  Expenses after
   custodian fee
   reduction (3)         0.83%(5)   1.21%(5)   0.65%      1.24%      0.69%      1.51%      0.69%      1.51%      1.60%      1.54%
  Net investment
   income                5.85%(5)   %.49%      6.23%      5.63%      5.67%      4.86%      5.60%      4.87%      5.45%      5.62%
Portfolio Turnover
 of the Portfolio          13%        13%        41%        41%        60%        60%        28%        28%        17%        19%

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Represents less than .001 per share.
(5)  Annualized.

                         TEXAS FUND FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Fund's financial performance for the past five years. Certain information in the tables reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Texas Fund (assuming reinvestment of all distributions and not taking into account a sales charge). This information has been audited by Deloitte & Touche LLP, independent accountants. The report of Deloitte & Touche LLP and the Texas Fund's financial statements are incorporated herein by reference and included in the Texas Fund's annual report, which is available on request. Texas Fund began offering two Classes of shares on August 1, 1997. Prior to that date, the Fund offered only Class B shares and Class A existed as a separate fund.

                         Six Months Ended
                         January 31, 2001                                          Year Ended July 31,
                           (Unaudited)               2000(1)                1999                  1998            1997       1996
                        ------------------------------------------------------------------------------------------------------------
                         Class A    Class B    Class A    Class B    Class A    Class B    Class A    Class B    Class B    Class B

Net asset value -
 Beginning of period     $ 9.210    $10.310    $ 9.560    $10.710    $ 9.890    $11.080    $ 9.770    $10.960    $10.440    $10.280
                         -------    -------    -------    -------    -------    -------    -------    -------    -------    -------

Income (loss) from
  operations
Net investment income    $ 0.218    $ 0.205    $ 0.472    $ 0.456    $ 0.511    $ 0.485    $ 0.515    $ 0.496    $ 0.489    $ 0.492
Net realized and
 unrealized gain (loss)    0.383      0.427     (0.327)    (0.380)    (0.336)    (0.368)     0.110      0.120      0.526      0.177
                         -------    -------    --------   --------   --------   --------   -------    -------    -------    -------
Total income from
 Operations              $ 0.601    $ 0.632    $ 0.145    $ 0.076    $ 0.175    $ 0.117    $ 0.625    $ 0.616    $ 1.015    $ 0.669
                         -------    -------    -------    -------    -------    -------    -------    -------    -------    -------

Less distributions
From net investment
 income                  $(0.218)   $(0.205)   $(0.480)   $(0.467)   $(0.505)   $(0.487)   $(0.505)   $(0.496)   $(0.495)   $(0.509)
In excess of net
 investment income        (0.023)    (0.027)    (0.015)    (0.009)       --        --         --         --         --         --
Total distributions      $(0.241)   $(0.232)   $(0.495)   $(0.476)   $(0.505)   $(0.487)   $(0.505)   $(0.496)   $(0.495)   $(0.509)
                         --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Net asset value -
 End of period           $ 9.570    $10.710    $ 9.210    $10.310    $ 9.560    $10.710    $ 9.890    $11.080    $10.960    $10.440
                         -------    -------    -------    -------    -------    -------    -------    -------    -------    -------
Total return (2)            6.62%      6.19%      1.74%      0.91%      1.72%      1.01%      6.55%      5.74%     10.00%      6.60%

Ratios/Supplemental
 Data+
Net assets, end of
 year (000's omitted)    $   494    $ 9,536    $   343    $10,648    $   458    $15,219    $  373     $16,988    $21,283    $23,996
Ratios (as a percentage
 of average daily net
 assets):
  Expenses (3)              1.47%(4)   2.22%(4)   0.97%      1.77%      0.75%      1.54%       0.72%     1.49%     1.57%       1.43%
  Expenses after custodian
   fee reduction (3)        1.43%(4)   2.18%(4)   0.97%      1.77%      0.72%      1.51%       0.69%     1.46%     1.55%       1.39%
  Net investment income     4.61%(4)   3.90%(4)   5.33%      4.54%      5.11%      4.37%       5.22%     4.50%     4.61%       4.70%
Portfolio Turnover of the
 Portfolio                     8%         8%        35%        35%        55%        55%         17%       17%       17%         39%

+ The operating expenses of the Fund reflect a reduction of the investment adviser fee, an allocation of expenses to the adviser or administrator, or both. Had such action not been taken, the ratios and investment income per share would have been as follows:

Ratios (as a percentage of average daily net assets):
  Expenses (3)                                                                                                                 1.53%
  Expenses after custodian fee reduction (3)                                                                                   1.49%
  Net investment income                                                                                                        4.60%
Net investment income per share                                                                                              $0.482

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                                     EXPERTS

     The statement of assets and liabilities, including the statement of investment securities, of National Fund as of September 30, 2000, the related statement of operations for the year then ended, the related statement of changes in net assets for the year then ended and the financial highlights included in its Statement of Additional Information have been incorporated herein in reliance on the report of Deloitte & Touche LLP, independent public accountants, given on the authority of that firm as experts in accounting and auditing.

                                  OTHER MATTERS

     The Board of Trustees does not know of any other matters to be considered at the Special Meeting other than approval of the Plans. If any other matters are properly presented to the Special Meeting, it is the intention of proxy holders to vote such proxies on such matters in accordance with their judgment.

                                                                       Exhibit A
                                    AGREEMENT
                                       AND
                             PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 18th day of June, 2001, by and among Eaton Vance Municipals Trust, a Massachusetts business trust ("Municipals Trust") on behalf of its series Eaton Vance Texas Municipals Fund ("Texas Fund") and Eaton Vance National Municipals Fund ("National Fund").

                                   WITNESSETH

     WHEREAS, Municipals Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company authorized to issue an unlimited number of shares of beneficial interest without par value in one or more series (such as Texas and National Funds), and the Trustees of Municipals Trust have divided the shares of Texas Fund and National Fund into multiple classes, including Class A and Class B shares ("Texas Fund Shares" and "National Fund Shares");

     WHEREAS, Texas Fund currently invests all of its assets in Texas Municipals Portfolio (the "Texas Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, the National Fund currently invests all of its assets in National Municipals Portfolio (the "National Portfolio"), a New York trust registered under the 1940 Act as an open-end management investment company;

     WHEREAS, Boston Management and Research, a wholly owned subsidiary of Eaton Vance Management, serves as investment adviser to the Portfolios;

     WHEREAS, Municipals Trust desires to provide for the reorganization of Texas Fund through the acquisition by National Fund of substantially all of the assets of Texas Fund in exchange for National Fund Shares in the manner set forth herein; and

     WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code");

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.   DEFINITIONS

     1.1  The term "1933 Act" shall mean the Securities Act of 1933, as amended.

     1.2 The term "1934 Act" shall mean the Securities Exchange Act of 1934, as amended.

     1.3  The  term   "Agreement"   shall  mean  this   Agreement  and  Plan  of
          Reorganization.

     1.4 The term "Assumed Liabilities" shall mean all liabilities, expenses, costs, charges and receivables of Texas Fund as of the Close of Trading on the New York Stock Exchange on the Valuation Date. Included therein for the National Fund Class B shall be the uncovered distribution charges under the Texas Fund Class B Distribution Plan, or the amount of contingent deferred sales charges that would be paid by all Texas Class B shareholders if they redeemed on the Closing Date if lower; such amount shall be treated as uncovered distribution charges under the National Fund Class B Distribution Plan.

     1.5 The term "Business Day" shall mean any day that is not a Saturday or Sunday and that the New York Stock Exchange is open.

     1.6 The term "Close of Trading on the NYSE" shall mean the close of regular trading, which is usually 4:00 p.m. Eastern time.

     1.7  The  term  "Closing"   shall  mean  the  closing  of  the  transaction
          contemplated by this Agreement.

     1.8 The term "Closing Date" shall mean the first Monday following receipt of all necessary regulatory approvals and the final adjournment of the meeting of Texas Fund shareholders at which this Agreement is considered, or such other date as may be agreed by the parties on which the Closing is to take place.

     1.9  The  term   "Commission"   shall  mean  the  Securities  and  Exchange
          Commission.

     1.10 The term "Custodian" shall mean Investors Bank & Trust Company.

     1.11 The term "Delivery  Date" shall mean the date  contemplated by Section
          3.3 of this Agreement.

     1.12 The term "Municipals Trust N-14" shall mean Municipals Trust's registration statement on Form N-14, as may be amended, that describes the transactions contemplated by this Agreement and the National Fund Shares.

     1.13 The term "National Municipals Trust N-1A" shall mean the registration statement, as amended, on Form N-1A of Municipals Trust with respect to National Fund in effect on the date hereof or on the Closing Date, as the context may require.

     1.14 The term "NYSE" shall mean the New York Stock Exchange.

     1.15 The term "Proxy Statement" shall mean the combined prospectus and proxy statement furnished to the Texas Fund shareholders in connection with this transaction.

     1.16 The term "Securities List" shall mean the list of those securities (and other assets) owned by Municipals Trust, on behalf of Texas Fund, on the Delivery Date.

     1.17 The term "Texas Municipals Trust N-1A" shall mean the registration statement, as amended, on Form N-1A of Municipals Trust with respect to Texas Fund in effect on the date hereof or on the Closing Date, as the context may require.

     1.18 The term "Valuation Date" shall mean the Business Day preceding the Closing Date.

2.   TRANSFER AND EXCHANGE OF ASSETS

     2.1 REORGANIZATION OF TEXAS FUND. At the Closing, Municipals Trust shall transfer all of the assets of Texas Fund received from the Texas Portfolio, and assign all Assumed Liabilities to National Fund, and National Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by National Fund to Texas Fund on the Closing Date of Class A and Class B National Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2. National Fund shall transfer such assets and liabilities to National Portfolio on the Closing Date.

     2.2 COMPUTATION OF NET ASSET VALUE. The net asset value per share of the National Fund Shares and the net value of the assets of Texas Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The net asset value of the National Fund Shares shall be computed in the manner set forth in the National Municipals Trust Form N-1A.

               In determining the value of the securities transferred by Texas Fund to National Fund, each security shall be priced in accordance with the policies and procedures described in the National Municipals Trust N-1A. All such computations shall be subject to review, in the discretion of Municipals Trust's Treasurer, by Deloitte & Touche LLP, Municipals Trust auditors.

3.   CLOSING DATE, VALUATION DATE AND DELIVERY

     3.1 CLOSING DATE. The Closing shall be at the offices of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109 immediately prior to the opening of Eaton Vance's business on the Closing Date. All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

     3.2 VALUATION DATE. Pursuant to Section 2.2, the net value of the assets of Texas Fund and the net asset value per share of National Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on that date. The stock transfer books of Municipals Trust with respect to Texas Fund will be permanently closed, and sales of Texas Fund Shares shall be suspended, as of the close of business of Municipals Trust on the Valuation Date. Redemption requests thereafter received by Municipals Trust with respect to Texas Fund shall be deemed to be redemption requests for National Fund Shares to be distributed to shareholders of Texas Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

               In the event that trading on the NYSE or on another exchange or market on which securities held by Texas or National Portfolio shall be disrupted on the Valuation Date so that, in the judgment of the Trust, accurate appraisal of the net assets of Texas Fund to be transferred hereunder or the assets of National Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall, in the judgment of the Trust, have been resumed without disruption. In such event, the Closing Date shall be postponed until one Business Day after the Valuation Date.

     3.3 DELIVERY OF SECURITIES AND OTHER ASSETS. After the close of business on the Valuation Date, Municipals Trust shall issue instructions providing for the delivery of all securities held on behalf of Texas Fund together with other non-cash assets of Texas Fund to the Custodian to be held for the account of National Fund, effective as of the Closing. National Fund may inspect such securities at the offices of the Custodian prior to the Valuation Date.

          Securities so delivered shall be in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary stock transfer stamps (or other documentation evidencing payment of local taxes), if any, or a check for the appropriate purchase price of such stamps (or payment of such local tax). Unless otherwise directed by Municipals Trust in writing on or before the Delivery Date, cash held by and to be delivered, on behalf of Texas Fund, shall be delivered on the Closing Date and shall be in the form of wire transfer in Federal Funds, payable to the order of the account of National Fund at the Custodian. A confirmation for the National Fund Shares registered in the name of Texas Fund shall be delivered on the Closing Date.

4.   TEXAS FUND DISTRIBUTIONS AND TERMINATION

          As soon as reasonably practicable after the Closing Date, Municipals Trust shall pay or make provisions for the payment of all of the debts and taxes of Texas Fund and distribute all remaining assets, if any, to shareholders of Texas Fund, and Texas Fund shall thereafter be terminated under Massachusetts law. The Texas Portfolio shall liquidate and deregister under the 1940 Act.

          At, or as soon as may be practicable following the Closing Date, Municipals Trust on behalf of Texas Fund shall distribute the Class A and Class B National Fund Shares it received from the National Fund to the shareholders of the Texas Fund and shall instruct National Fund as to the amount of the pro rata interest of each of Texas Fund's shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Municipals Trust), to be registered on the books of National Fund, in full and fractional National Fund Shares, in the name of each such shareholder, and National Fund agrees promptly to transfer the National Fund Shares then credited to the account of Texas Fund on the books of National Fund to open accounts on the share records of National Fund in the names of Texas Fund shareholders in accordance with said instruction. Each Texas Fund shareholder shall receive shares of the corresponding class of National Fund to the class of Texas Fund held by such shareholder. All issued and outstanding Texas Fund Shares shall thereupon be canceled on the books of Municipals Trust. National Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct.

5.   TEXAS FUND SECURITIES

          On the Delivery Date, Texas Portfolio shall deliver the Securities List and tax records. Such records shall be made available by Texas Portfolio prior to the Closing Date for inspection by the Treasurer (or his designee) and the auditors of National Fund and National Portfolio upon reasonable request. Notwithstanding the foregoing, it is expressly understood that Texas Portfolio may hereafter until the close of business on the Valuation Date sell any securities owned by it in the ordinary course of its business as an open-end, management investment company.

6.   LIABILITIES AND EXPENSES

          National Fund shall acquire all liabilities of Texas Fund, whether known or unknown, or contingent or determined. Municipals Trust will discharge all known liabilities of Texas Fund, so far as may be possible, prior to the Closing Date. Texas Fund and National Fund shall bear their respective expenses, in connection with carrying out this Agreement.

7.   TEXAS AND NATIONAL PORTFOLIOS REPRESENTATIONS AND WARRANTIES

          Each of the Texas and National Portfolio hereby represents, warrants and agrees as follows:

     7.1 LEGAL EXISTENCE. The Portfolio is a trust duly organized and validly existing under the laws of the State of New York.

     7.2 REGISTRATION UNDER 1940 ACT. The Portfolio is duly registered with the Commission as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     7.3 FINANCIAL STATEMENTS. The statement of assets and liabilities, schedule of portfolio investments and related statements of operations and changes in net assets dated July 31, 2000 (audited) and January 31, 2001 (unaudited) for Texas Portfolio and September 30, 2000 (audited) and March 31, 2001 (unaudited) for National Portfolio fairly present the financial condition of the Portfolio as of said date in conformity with generally accepted accounting principles.

     7.4 NO MATERIAL EVENTS. There are no legal, administrative or other proceedings pending, or to its knowledge, threatened against the Portfolio which would materially affect its financial condition.

     7.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein have been authorized by the Portfolio's Board of Trustees by vote taken at a meeting of such Board duly called and held on June 18, 2001.

     7.6 NO MATERIAL VIOLATIONS. The Portfolio is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of the Portfolio or of any agreement, indenture, instrument, contract, lease or other undertaking to which it is a party or by which it is bound.

     7.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on the Portfolio, the Portfolio has filed and will file or obtain valid extensions of filing dates for all required federal, state and local tax returns and reports for all taxable years through and including the taxable year ended July 31, 2000 for Texas Portfolio and September 30, 2000 for National Portfolio, and no such filings or reports are currently being audited or contested by the Internal Revenue Service or state or local taxing authority and all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable have been paid or will be paid, so far as due. The Portfolio is classified as a partnership for federal tax purposes, has qualified as such for each taxable year of its operations, and will qualify as such as of the Closing Date.

     7.8 GOOD AND MARKETABLE TITLE. On the Closing Date, the Portfolio will have good and marketable title to its assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to Texas Fund. Upon delivery of such assets, Texas Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims, restrictions (including such restrictions as might arise under the 1933 Act) and equities, except as to adverse claims under Article 8 of the Uniform Commercial Code of which National Fund has notice and necessary documentation at or prior to the time of delivery.

     7.9 BOOKS AND RECORDS. The Portfolio has maintained all records required under Section 31 of the 1940 Act and rules thereunder.

8.   MUNICIPALS TRUST REPRESENTATIONS AND WARRANTIES.

          Municipals Trust, on behalf of Texas and National Funds, hereby represents, warrants and agrees as follows:

     8.1 LEGAL EXISTENCE. Municipals Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts. Each of Texas Fund and National Fund is a validly existing series of Municipals Trust. Municipals Trust is authorized to issue an unlimited number of shares of beneficial interest of National Fund.

     8.2 REGISTRATION UNDER 1940 ACT. Municipals Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

     8.3 FINANCIAL STATEMENTS. The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of Texas Fund dated July 31, 2000 and January 31, 2001 (unaudited) and National Fund dated September 30, 2000 and March 31, 2001 (unaudited), fairly present the financial condition of Texas Fund and National Fund as of said dates in conformity with generally accepted accounting principles.

     8.4 NO CONTINGENT LIABILITIES. There are no known contingent liabilities of Texas Fund or National Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Municipals Trust threatened, against Texas Fund or National Fund which would materially affect its financial condition.

     8.5 REQUISITE APPROVALS. The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Municipals Trust by vote taken at a meeting of such Board duly called and held on June 18, 2001. No approval of the shareholders of National Fund is required in connection with this Agreement or the transaction contemplated hereby.

     8.6 NO MATERIAL VIOLATIONS. Municipals Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Declaration of Trust or By-Laws, as each may be amended, of Municipals Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which Municipals Trust is a party or by which it is bound.

     8.7 TAXES AND RELATED FILINGS. Except where failure to do so would not have a material adverse effect on Texas Fund or National Fund (i) each of Texas Fund and National Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended July 31, 2000 and September 30, 2000, for Texas Fund and National Fund, respectively, and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due. Each of Texas Fund and National Fund has elected to be treated as a "regulated investment company" under Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

     8.8 NATIONAL MUNICIPALS TRUST N-1A NOT MISLEADING. The National Municipals Trust N-1A conforms on the date of the Agreement, and will conform on the date of the Proxy Statement and the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

     8.9 PROXY MATERIALS. The Proxy Statement delivered to the Texas Fund shareholders in connection with this transaction (both at the time of delivery to such shareholders in connection with the meeting of shareholders and at all times subsequent thereto and including the Closing Date) in all material respects, conforms to the applicable requirements of the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated thereon or necessary to make statements therein, in light of the circumstances under which they were made, not materially misleading.

9.   CONDITIONS PRECEDENT TO CLOSING

          The obligations of the parties hereto shall be conditioned on the following:

     9.1 REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties made herein will be true and correct on the Closing Date.

     9.2 SHAREHOLDER APPROVAL. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of Texas Fund Shares in accordance with the 1940 Act and the Declaration of Trust and By-Laws, each as amended, of Municipals Trust.

     9.3 PENDING OR THREATENED PROCEEDINGS. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     9.4 REGISTRATION STATEMENT. The Municipals Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Municipals Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     9.5 DECLARATION OF DIVIDEND. Municipals Trust shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Texas Fund shareholders all of Texas Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of Texas Fund, all of its net capital gain realized in the final taxable period of Texas Fund (after reduction for any capital loss carryforward) and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of Texas Fund.

     9.6  STATE SECURITIES LAWS. The parties shall have received all permits and
          other   authorizations   necessary  under  state  securities  laws  to
          consummate the transactions contemplated herein.

     9.7 PERFORMANCE OF COVENANTS. Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

     9.8 DUE DILIGENCE DILIGENCE. Municipals Trust shall have had reasonable opportunity to have its officers and agents review the records of Texas Portfolio.

     9.9 NO MATERIAL ADVERSE. From the date of this Agreement, through the Closing Date, there shall not have been:

          (1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Texas Fund or National Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

          (2) any loss (whether or not covered by insurance) suffered by Texas Fund or National Fund materially and adversely affecting of Texas Fund or National Fund, other than depreciation of securities;

          (3) issued by Municipals Trust to any person any option to purchase or other right to acquire shares of any class of Texas Fund or National Fund Shares (other than in the ordinary course of Municipals Trust's business as an open-end management investment company);

          (4) any indebtedness incurred by Texas Portfolio or National Portfolio for borrowed money or any commitment to borrow money entered into by Texas Portfolio or National Portfolio except as permitted in Texas Municipals Trust N-1A or National Municipals Trust N-1A and disclosed in financial statements required to be provided under this Agreement;

          (5)  any  amendment  to  the   Declaration  of  Trust  or  By-Laws  of
               Municipals Trust that will adversely affect the ability of Municipals Trust to comply with the terms of this Agreement; or

          (6) any grant or imposition of any lien, claim, charge or encumbrance upon any asset of Texas Portfolio except as provided in Texas Municipals Trust N-1A so long as it will not prevent Municipals Trust from complying with Section 7.8.

     9.11 LAWFUL SALE OF SHARES. On the Closing Date, National Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Municipals Trust, and conform in all substantial respects to the description thereof contained in the Municipals Trust N-14 and Proxy Statement furnished to the Texas Fund shareholders and the National Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Municipals Trust N-14 and will be offered and sold in compliance with all applicable state securities laws.

10.  ADDRESSES

          All notices required or permitted to be given under this Agreement shall be given in writing to Eaton Vance Municipals Trust, The Eaton Vance Building, 255 State Street, Boston, MA 02109 (Attention: Eric G. Woodbury, Esq.), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

11.  TERMINATION

          This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 7, 8 or 9 hereof have not been performed or do not exist on or before December 31, 2001. In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

12.  MISCELLANEOUS

          This Agreement shall be governed by, construed and enforced in accordance with the laws of the Commonwealth of Massachusetts. Municipals Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. Municipals Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Whenever used herein, the use of any gender shall include all genders.

13.  PUBLICITY

          Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Municipals Trust shall determine.

14.  AMENDMENTS

          At any time prior to or after approval of this Agreement by Texas Fund shareholders (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and
     (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing); provided, however, that following shareholder approval, no such amendment may have the effect of changing the provisions for determining the number of National Fund Shares to be received by Texas Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

15.  MASSACHUSETTS BUSINESS TRUST

          References in this Agreement to Municipals Trust mean and refer to the Trustees, from time to time serving under its Declarations of Trust on file with the Secretary of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which they conduct their businesses. It is expressly agreed that the obligations of Municipals Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Declaration of Trust. The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Municipals Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them but shall bind only the trust property of the Trust as provided in such Declaration of Trust. No series of Municipals Trust shall be liable for the obligations of any other series.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and its seal affixed hereto by their officers thereunto duly authorized, as of the day and year first above written.

ATTEST:                      EATON VANCE MUNICIPALS TRUST
                             (on behalf of Eaton Vance Texas Municipals Fund)


/s/ Eric G. Woodbury         By: /s/ Thomas J. Fetter
-------------------------        -------------------------------------------
Assistant Secretary              President


                             EATON VANCE MUNICIPALS TRUST
                             (on behalf of Eaton Vance National Municipals Fund)


/s/ Eric G. Woodbury         By:  /s/ Thomas J. Fetter
-------------------------        -------------------------------------------
Assistant Secretary              President


                             TEXAS MUNICIPALS PORTFOLIO


/s/ Eric G. Woodbury         By:  /s/ Thomas J. Fetter
-------------------------         --------------------------------------------
Assistant Secretary               President


                             NATIONAL MUNICIPALS PORTFOLIO


/s/ Eric G. Woodbury         By:  /s/ Thomas J. Fetter
-------------------------         --------------------------------------------
Assistant Secretary               President

                                                                       EXHIBIT B

                   MANAGEMENT'S DISCUSSION OF NATIONAL FUND'S
               PERFORMANCE FOR THE YEAR ENDED SEPTEMBER 30, 2000


EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

LETTER TO SHAREHOLDERS

[PHOTO] Eaton Vance National Municipals Fund paid its shareholders monthly income dividends totalling $0.639 per share for Class A shares, $0.534 for Class B shares, $0.482 for Class C shares, and $0.600 for Class I shares during the year ended September 30, 2000.(1) Based on the Fund's most recent distribution and its net asset value per share on September 30, 2000, the Fund's annualized distribution rates were 6.26% for Class A, 5.92% for Class B, 5.30% for Class C, and 6.34% for Class I.(2) These distribution rates are equivalent to taxable rates of 10.36% for Class A, 9.80% for Class B, 8.77% for Class C, and 10.50% for Class I.(3) The SEC 30-day yields on that date were 5.86% for Class A, 5.83% for Class B, 5.31% for Class C, and 6.33% for Class I.(4) The SEC 30-day yields are equivalent to taxable yields of 9.70% for Class A, 9.65% for Class B, 8.79% for Class C, and 10.48% for Class I.(3)

A COOLING ECONOMY HELPED KEEP INTEREST RATES DOWN....

The rate of economic growth in the U.S. showed signs of easing in 2000. Last year's prolonged rise in interest rates resulted in lower corporate profits, slower capital investment and weaker consumer demand. Together with a decline in the equity markets, these trends have tempered the outlook for economic growth. In the second quarter, GDP growth slowed to a moderate 2.3%. The Federal Reserve Board then left rates unchanged at its August 2000 meeting and signaled that its string of rate hikes may be near an end.


------------------------------------------------------------------
Municipal bond yields are nearly 98% of Treasury yields

   ---------------------------------------------------------------
           5.76%               |               9.54%
   ---------------------------------------------------------------
   30-Year AAA-rated             Taxable equivalent yield
   General Obligation            in 39.6% tax bracket
   (GO) Bonds*
   ----------------------------
           5.88%
   ----------------------------
   30-Years Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of September 30, 2000.
------------------------------------------------------------------


AS RATES STABILIZED, THE CLIMATE FOR MUNICIPAL BONDS IMPROVED...

The prospect of stable, or potentially lower, interest rates was applauded by fixed-income markets, including the municipal market, which mounted a modest rally. The funds in the Lipper General Municipal Debt Fund Classification, which had a average total return of -4.58% in 1999, had a return of 3.39% in the six-month period ended September 30, 2000.(5)

The economy will, of course, bear close watching in coming months. But, in a moderating economy, we believe that municipals are increasingly worthy of the consideration of tax-conscious investors, as part of a diversified portfolio.

                             Sincerely,


                             /s/ Thomas J. Fetter
                             Thomas J. Fetter
                             President
                             November 13, 2000

















--------------------------------------------------------------------------------


FUND INFORMATION
as of September 30, 2000

PERFORMANCE(6)                           CLASS A    CLASS B   CLASS C   CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns
(at net asset value)
--------------------------------------------------------------------------------
One Year                                  4.39%      3.72%     3.46%     4.96%
Five Years                                5.67       4.93      4.80      N.A.
Ten Years                                 N.A.       6.71      N.A.      N.A.
Life of Fund +                            6.72       6.49      4.08      1.91



SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                 -0.56%     -1.18%     2.48%     4.96%
Five Years                                4.65       4.61      4.80      N.A.
Ten Years                                 N.A.       6.71      N.A.      N.A.
Life of Fund +                            5.92       6.49      4.08      1.91

+ Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99
--------------------------------------------------------------------------------

(1) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state and local tax.

(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution rate per share (annualized)by the net asset value.

(3) Taxable-equivalent rates assume maximum 39.60% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5)  It is not possible to invest directly in a Lipper Classsification.

(6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects a 1% CDSC. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

MANAGEMENT DISCUSSION

AN INTERVIEW WITH THOMAS M. METZOLD, VICE PRESIDENT AND PORTFOLIO MANAGER OF NATIONAL MUNICIPALS PORTFOLIO

                                     [PHOTO]
                                Thomas M. Metzold
                                Portfolio Manager

Q: Tom, how would you characterize the investment environment for National Municipals Portfolio over the past year?

A: Compared to other asset classes, municipal bonds have had strong performance over the past year. This marks an improvement over 1999, when the adverse effect of higher interest rates on the municipal market was quite evident. Bond prices, which move in the opposite direction of interest rates, reacted negatively to the rate hikes, creating disappointing returns for municipal bond funds.

     In the six-month period ended September 30, 2000, however, the picture brightened somewhat, as munis staged a modest rally - the result of a number of factors. First, the supply/demand equilibrium came back into balance. As increased tax revenues at the state and local levels reduced funding needs, the rate of new municipal issuance declined from previous years, reducing supply pressures within the municipal market. Second, we saw a fair amount of asset reallocation, as investors sought out stability in the bond markets during a period of equity volatility. Combined with falling interest rates over this time period, these elements helped to boost the municipals market, and we benefitted from those factors as a result.

Q: Was there anything else that contributed to the performance of the Portfolio?

A: The Fund's dividend yield was very high, compared to its competitors. By utilizing a large staff of credit analysts, we can look for investment opportunities that deliver higher-than-average yields, which we can then pass along to the shareholders. We selectively choose bonds across all credit rating categories - we not only invest in the highest-quality credits, but we also invest some of our assets in selected non-rated and lower-rated credits, which can help provide exceptional dividend yield. In this way, we were able to meet our objective of providing current income, as well as providing total return. And of course, this income is exempt from regular federal income taxes.*

* A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state and local tax.

--------------------------------------------------------------------------------
FIVE LARGEST SECTOR POSITIONS+
--------------------------------------------------------------------------------
By total net assets

-----------------------------------------------------------
   Escrowed/Pre-refunded                            14.4%
-----------------------------------------------------------

--------------------------------------------------
   Industrial Development Revenue          12.9%
--------------------------------------------------

-------------------------------------------
   Housing                          9.5%
-------------------------------------------

------------------------------------
   Nursing Home              7.9%
------------------------------------

----------------------------
   Hospital          7.3%
----------------------------
















--------------------------------------------------------------------------------
RATING DISTRIBUTION+
--------------------------------------------------------------------------------
By total net assets



                            [PIE CHART]

                  AA 6.6%       A 4.3%

              AAA 38.5%                BBB 18.9%

                                         BB 3.3%

                                           B 0.4%

                                        NON-RATED 27.8%

                          CCC 0.2%


+ Portfolio Sector Positions and Rating Distribution are subject to change.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

MANAGEMENT DISCUSSION

Q: You mentioned the credit ratings of bonds. What more can you tell us about this?

A: The rating of a bond is an indication of its credit quality; more specifically, of the issuer's ability to repay the debt. For example, the highest sector distribution for the Portfolio, at 14.4%, at September 30, 2000, was escrowed/pre-refunded bonds (see chart, page 3). You simply can't get a higher credit quality than a bond that is escrowed with U.S.Treasuries or securities guaranteed by the U.S. Treasury. When it comes to non-rated issues, which can help boost the income provided by the Fund, it's important to remember that this doesn't necessarily indicate that a bond is not a good credit - it just hasn't been rated by one of the major rating agencies.

     That's why in-house credit analysis is such an important part of our investment process. Our team constantly monitors trends in the economy to insure that the performance of these bonds, particularly in the health care and industrial sectors this year, lives up to expectations, and that we're on top of anything that might impact performance. Although 27.8% of the Portfolio was non-rated at September 30, 2000, over 49% was rated above A, and the AAA percentage was 38.5%, so the Portfolio's non-rated holdings are more than offset by higher-rated securities.

PORTFOLIO OVERVIEW+
--------------------------------------------------------------------------------
By total net assets


Number of Issues                            206

Average Maturity                            24.2 years

Effective Maturity                          19.5 years

Average Rating                              A -

Average Call                                9.3 years

Average Dollar Price                        $85.74

+    Portfolio overview is subject to change.

--------------------------------------------------------------------------------

Q: What role can municipal bonds play in an investor's portfolio in the current investment environment?

A: Because they are mostly free from federal income tax, the advantages of municipals for the tax-conscious investor are undeniable. The taxable-equivalent yield of this Fund compares quite favorably with taxable asset classes of similar credit quality.

     Also, the Fund can offer added investment value because of its long-term perspective. In fact, over the long term, we have outperformed most of our peer funds: the Fund's Class A shares were ranked 9 out of 183 funds among its peers over a five-year period.* We believe a long-term approach, via exceptional call protection, affords a prudent way to capitalize on the opportunities that exist in this complex market. We further believe that investors should diversify across all asset classes, and munis are an excellent vehicle for diversification. Finally, we continue to believe that munis are undervalued on a relative basis to other asset classes, and that the coming year can provide excellent investment opportunities.


* Source: Lipper Inc. National Municipals Fund ranked #9 among 183 municipal funds for the 5 years ended 9/30/00. For the one year period, National Municipals Fund ranked #180 out of 263 funds. Rankings are for Class A shares only, ranking for other classes may vary. Rankings are based on percentage change in net asset value and do not take sales charge into consideration. Past performance is no guarantee of future results. It is not possible to invest directly in a Lipper classification.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
P E R F O R M A N C E
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in Eaton Vance National Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index*

September 30, 1990 - September 30, 2000

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Lehman Brothers Municipal Bond Index              $20,258

Eaton Vance National Municipals Fund, Class B     $19,136

[GRAPH]

SEP                  $10,000.00       $10,000
OCT                  $10,181.62       $10,125
NOV                  $10,386.35       $10,267
DEC                  $10,431.35       $10,268
JAN 1991             $10,571.55       $10,353
FEB                  $10,663.56       $10,407
MAR                  $10,667.14       $10,410
APR                  $10,809.73       $10,568
MAY                  $10,905.72       $10,667
JUN                  $10,894.97       $10,668
JUL                  $11,027.60       $10,856
AUG                  $11,172.98       $11,005
SEP                  $11,318.36       $11,133
OCT                  $11,420.32       $11,196
NOV                  $11,452.18       $11,181
DEC                  $11,697.93       $11,477
JAN 1992             $11,724.62       $11,423
FEB                  $11,728.60       $11,463
MAR                  $11,732.58       $11,512
APR                  $11,837.34       $11,677
MAY                  $11,976.74       $11,868
JUN                  $12,177.48       $12,163
JUL                  $12,542.72       $12,668
AUG                  $12,420.44       $12,391
SEP                  $12,501.69       $12,432
OCT                  $12,378.62       $12,107
NOV                  $12,600.47       $12,512
DEC                  $12,729.12       $12,631
JAN 1993             $12,877.29       $12,756
FEB                  $13,342.89       $13,364
MAR                  $13,201.90       $13,155
APR                  $13,334.93       $13,345
MAY                  $13,409.81       $13,473
JUN                  $13,634.05       $13,741
JUL                  $13,651.57       $13,773
AUG                  $13,935.95       $14,091
SEP                  $14,094.87       $14,284
OCT                  $14,121.96       $14,356
NOV                  $13,997.29       $14,199
DEC                  $14,292.83       $14,477
JAN 1994             $14,456.13       $14,682
FEB                  $14,081.73       $14,323
MAR                  $13,508.18       $13,510
APR                  $13,622.89       $13,584
MAY                  $13,740.79       $13,702
JUN                  $13,660.73       $13,589
JUL                  $13,907.28       $13,876
AUG                  $13,955.47       $13,895
SEP                  $13,750.75       $13,596
OCT                  $13,506.59       $13,341
NOV                  $13,262.04       $12,978
DEC                  $13,553.99       $13,308
JAN 1995             $13,941.53       $13,793
FEB                  $14,346.99       $14,262
MAR                  $14,511.89       $14,342
APR                  $14,529.02       $14,358
MAY                  $14,992.63       $14,918
JUN                  $14,861.59       $14,765
JUL                  $15,002.19       $14,794
AUG                  $15,192.58       $14,971
SEP                  $15,288.56       $15,044
OCT                  $15,510.81       $15,317
NOV                  $15,768.51       $15,715
DEC                  $15,919.86       $15,943
JAN 1996             $16,040.15       $16,004
FEB                  $15,931.81       $15,855
MAR                  $15,728.28       $15,500
APR                  $15,683.67       $15,383
MAY                  $15,677.70       $15,453
JUNE                 $15,848.57       $15,628
JULY                 $15,991.95       $15,760
AUG                  $15,988.37       $15,817
SEP                  $16,211.81       $16,072
OCT                  $16,395.03       $16,272
NOV                  $16,695.34       $16,562
DEC                  $16,624.85       $16,524
JAN 1997             $16,656.31       $16,500
FEB                  $16,809.26       $16,668
MAR                  $16,585.02       $16,420
APR                  $16,724.02       $16,561
MAY                  $16,975.74       $16,805
JUN                  $17,156.57       $17,241
JUL                  $17,631.74       $17,994
AUG                  $17,466.44       $17,751
SEP                  $17,673.56       $18,054
OCT                  $17,787.47       $18,219
NOV                  $17,892.22       $18,305
DEC                  $18,153.10       $18,656
JAN 1998             $18,340.30       $18,876
FEB                  $18,345.88       $18,944
MAR                  $18,362.21       $18,979
APR                  $18,279.36       $18,827
MAY                  $18,568.53       $19,100
JUN                  $18,641.81       $19,164
JUL                  $18,688.41       $19,136
AUG                  $18,977.18       $19,438
SEP                  $19,213.77       $19,606
OCT                  $19,213.37       $19,521
NOV                  $19,280.68       $19,550
DEC                  $19,329.27       $19,553
JAN 1999             $19,559.09       $19,744
FEB                  $19,473.85       $19,588
MAR                  $19,500.94       $19,565
APR                  $19,549.13       $19,625
MAY                  $19,436.01       $19,466
JUN                  $19,156.41       $19,001
JUL                  $19,226.11       $18,928
AUG                  $19,071.97       $18,580
SEP                  $19,079.94       $18,450
OCT                  $18,873.22       $18,074
NOV                  $19,073.96       $18,212
DEC                  $18,931.77       $17,891
JAN 2000             $18,849.32       $17,598
FEB                  $19,068.39       $17,964
MAR                  $19,485.00       $18,510
APR                  $19,369.90       $18,308
MAY                  $19,269.13       $18,037
JUNE                 $19,779.74       $18,638
JULY                 $20,054.96       $18,954
AUGUST               $20,364.04       $19,261
SEPTEMBER            $20,258.10       $19,136


PERFORMANCE(5)                    CLASS A  CLASS B   CLASS C   CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           4.39%    3.72%     3.46%     4.96%
Five Years                         5.67     4.93      4.80      N.A.
Ten Years                          N.A.     6.71      N.A.      N.A.
Life of Fund+                      6.72     6.49      4.08      1.91

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                          -0.56%   -1.18%     2.48%     4.96%
Five Years                         4.65     4.61      4.80      N.A.
Ten Years                          N.A.     6.71      N.A.      N.A.
Life of Fund+                      5.92     6.49      4.08      1.91

+ Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C:12/3/93; Class I:7/1/99
--------------------------------------------------------------------------------


* Source: TowersData, Bethesda, MD. Investment operations commenced 12/19/85. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

     The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index of municipal bonds. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund (Class B) and in the Lehman Brothers Municipal Bond Index. An investment in the Fund's Class A shares on 4/5/94 at net asset value would have grown to $15,254 on September 30, 2000, $14,527 including applicable sales charge. An investment in the Fund's Class C shares on 12/3/93 at net asset value would have grown to $13,138 on September 30, 2000. An investment in the Fund's Class I shares at its inception on 7/1/99 at net asset value would have grown to $10,240 on September 30, 2000. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.85% of the total dividends paid by the Fund from net investment income during the fiscal year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY


                                     Your Proxy Vote is important!

                                     And now you can Vote your Proxy on the
                                     PHONE.

                                     It saves Money!  Telephone voting saves
                                     postage costs. Savings which can help to minimize fund expenses.

                                     It saves Time!  Telephone voting is
                                     instantaneous -- 24 hours a day.
                                     It's Easy!  Just follow these simple steps:

                                     1.  Read your proxy statement and have it
                                     at hand.

                                     2.  Call toll-free 1-800-597-7836

                                     3.  Enter your 14 digit Control Number
                                     from your Proxy Card.

                                     4.  Follow the recorded directions.

                                     5.  Do not mail your Proxy Card when you
                                     vote by phone.




                  Please detach at perforation before mailing.



PROXY                   EATON VANCE TEXAS MUNICIPALS FUND                  PROXY
                         SPECIAL MEETING OF SHAREHOLDERS
                               SEPTEMBER 21, 2001
                 PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

The undersigned holder of shares of beneficial interest of Eaton Vance Texas Municipals Fund (the "Texas Fund"), hereby appoints JAMES B. HAWKES, ALAN R. DYNNER and ERIC G. WOODBURY, and each of them, with full power of substitution and revocation, as proxies to represent the undersigned at the Special Meeting of Shareholders of Texas Fund to be held at the principal office of the Texas Fund, The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, on Friday, September 21, 2001 at 1:30 p.m., Eastern Time, and at any and all adjournments thereof, and to vote all shares of beneficial interest of the Texas Fund which the undersigned would be entitled to vote, with all powers the undersigned would possess if personally present, in accordance with the instructions on this proxy.
                               MARK HERE FOR ADDRESS CHANGE AND NOTE AT LEFT [ ]


                               VOTE VIA THE TELEPHONE:  1-800-597-7836

                               CONTROL NUMBER:


                    Note: Please sign this proxy as your name appears on the books of the Texas Fund. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name apears, a majority must sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.


                                                ________________________________
                                                Signature(s)


                                                ________________________________
                                                Date                   EVT_11743






    PLEASE VOTE, DATE, SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.
                    NO POSTAGE REQUIRED IF MAILED IN THE U.S.
                            (Please see reverse side)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT
















                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY



                  Please detach at perforation before mailing.






WHEN THIS PROXY IS PROPERLY EXECUTED, THE SHARES REPRESENTED HEREBY WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL SET FORTH BELOW AND IN THE DISCRETION OF THE PROXIES WITH RESPECT TO ALL OTHER MATTERS WHICH MAY PROPERLY COME BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENTS THEREOF. THE UNDERSIGNED ACKNOWLEDGES RECEIPT OF THE ACCOMPANYING NOTICE OF SPECIAL MEETING AND PROXY STATEMENT.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example:  [ ]


Approve an Agreement and Plan of Reorganization       FOR    AGAINST    ABSTAIN
of Eaton Vance Municipals Trust on behalf of
Eaton Vance Texas Municipals Fund and Eaton           [ ]      [ ]        [ ]
Vance National Municipals Fund and the
transactions contemplated thereby, as described in the accompanying proxy statement/prospectus.




SEE REVERSE SIDE                                                SEE REVERSE SIDE
                   CONTINUED AND TO BE SIGNED ON REVERSE SIDE

                                     PART B

                      EATON VANCE NATIONAL MUNICIPALS FUND


--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                                  July 30, 2001

--------------------------------------------------------------------------------


Acquisition of the Assets of      By and in Exchange for Class A and Class B
 Eaton Vance
Texas Municipals Fund             Shares of Eaton Vance National Municipals Fund
The Eaton Vance Building          The Eaton Vance Building
255 State Street                  255 State Street
Boston, MA  02109                 Boston, MA  02109
Telephone:  (617) 482-8260        Telephone:  (617) 482-8260

     This Statement of Additional Information is available to the shareholders of Eaton Vance Texas Municipals Fund ("Texas Fund"), a series of Eaton Vance Municipals Trust, in connection with a proposed transaction whereby Eaton Vance National Municipals Fund ("National Fund"), also a series of Eaton Vance Municipals Trust, will acquire all of the assets of Texas Fund in exchange for Class A and Class B shares of National Fund and will assume all of the liabilities of Texas Fund.

     This Statement of Additional Information of National Fund consists of this cover page and the following documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of National Fund dated February 1, 2001, containing financial statements of National Fund for the year ended September 30, 2000;

     (2) Annual Report of Texas Fund containing Financial Statements for the year ended July 31, 2000;

     (3) Semiannual Report of National Fund containing Financial Statements (unaudited) for the six months ended March 31, 2001; and

     (4) Semiannual Report of Texas Fund containing Financial Statements (unaudited) for the six months ended January 31, 2001.

     This Statement of Additional Information is not a Prospectus. A Prospectus/Proxy Statement dated September 21, 2001 relating to the reorganization of the Texas Fund may be obtained by writing to Eaton Vance Distributors, Inc., The Eaton Vance Building, 255 State Street, Boston, MA 02109 or by calling 1-800-225-6265. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION
                                                     February 1, 2001







                              Eaton Vance National
                                 Municipals Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6265


This Statement of Additional Information ("SAI") provides general information about the Fund and the Portfolio. The Fund is a series of Eaton Vance Municipals Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:


                                       Page                             Page
Strategies and Risks                     2    Sales Charges                16
Investment Restrictions                  7    Performance                  19
Management and Organization              9    Taxes                        21
Investment Advisory and Administrative  13    Portfolio Securities         23
Services                                      Transactions
Other Service Providers                 14    Financial Statements         25
Purchasing and Redeeming Shares         15


Appendix A: Class A Fees,               26   Appendix D: Institutional     29
Performance and Ownership                    Shares Fees,Performance and
                                             Ownership
Appendix B: Class B Fees,               27   Appendix E: Asset Composition 30
Performance and Ownership                    Information
Appendix C: Class C Fees,               28   Appendix F: Description       31
Performance and Ownership                    of Securities Ratings


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Fund's prospectus dated February 1, 2001, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

                              STRATEGIES AND RISKS
Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semi-annually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986 which include "qualified Section 501(c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) are included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Portfolio may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Portfolio anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Portfolio will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Portfolio as a result of any such event, and the Portfolio may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Portfolio anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Portfolio. The Portfolio will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Portfolio will be affected by such changes.

State and Sector Concentration. The Portfolio may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations of the same type. Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments which might affect all municipal obligations of the same type. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds ("IDBs") are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the Portfolio which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Portfolio's investment policies. The Portfolio may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB by the Portfolio will be less than 35% of net assets. In the event the rating of an obligation held by the Portfolio is downgraded, causing the Portfolio to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Portfolio's credit quality limitations. In the case of a defaulted obligation, the Portfolio may incur additional expense seeking recovery of its investment. See "Portfolio of Investments" in the "Financial Statements" incorporated by reference into this SAI with respect to any defaulted obligations held by the Portfolio.

The investment adviser seeks to minimize the risks of investing in below investment grade securities through professional investment analysis and attention to current developments in interest rates and economic conditions. When the Portfolio invests in lower rated or unrated municipal obligations, the achievement of the Portfolio's goals is more dependent on the investment adviser's ability than would be the case if the Portfolio were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix F.

Municipal Leases. The Portfolio may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Portfolio may be deemed illiquid for the purpose of the Portfolio's 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees of the Portfolio, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, the importance of the property covered by the lease to the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. In the event the Portfolio acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Portfolio is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its share of the Portfolio's income for each taxable year. Thus, the Portfolio may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Portfolio's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Portfolio may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Portfolio to buy such securities on a settlement date that could be several months or several years in the future. The Portfolio may also purchase instruments that give the Portfolio the option to purchase a municipal obligation when and if issued.

The Portfolio will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy.

The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. When the Portfolio commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Portfolio are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Portfolio may retain the bond if interest rates decline.

Liquidity and Protective Put Options. The Portfolio may enter into a separate agreement with the seller of the security or some other person granting the Portfolio the right to put the security to the seller thereof or the other person at an agreed upon price. The Portfolio intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Portfolio or that selling institutions will be willing to permit the Portfolio to exercise a put to hedge against rising interest rates. The Portfolio does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees of the Portfolio after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

Variable Rate Obligations. The Portfolio may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semi-annually, etc.). The revised rates are usually set at the issuer's discretion in which case the investor normally enjoys the right to "put" the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provide by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Portfolio would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Portfolio will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio is contractually entitled to receive. The net amount of the excess, if any, of the Portfolio's obligations over its entitlements will be maintained in a segregated account by the Portfolio's custodian. The Portfolio will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the over-the-counter market.

Illiquid Obligations. At times, a substantial portion of the Portfolio's assets may be invested in securities as to which the Portfolio, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Portfolio could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Portfolio's net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Portfolio) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Portfolio will not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Portfolio may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Portfolio may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Securities Lending. The Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. Distributions by the Fund of any income realized by the Portfolio from securities loans will be taxable. If the management of the Portfolio decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. Securities lending involves risks of delay in recovery or even loss of rights on the securities loaned if the borrower fails financially. The Portfolio has no present intention of engaging in securities lending.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Portfolio (or of securities that the Portfolio expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Portfolio may enter into (i) futures contracts for the purchase or sale of debt securities and
(ii) futures contracts on securities indices. All futures contracts entered into by the Portfolio are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Portfolio may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses.

The Portfolio will engage in futures and related options transactions for bona fide hedging purposes or non-hedging purposes as defined in or permitted by CFTC regulations. The Portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. The Fund and Portfolio will not engage in options, futures or forward transactions if more than 5% of its net assets, as measured by the aggregate of the premiums paid by the Fund or the Portfolio, would be so invested. The Fund and the Portfolio may purchase put options on municipal obligations only if after such purchase not more than 5% of its net assets, as measured by the aggregate of the premiums paid for such options held by it would be so invested. The Fund and Portfolio will not purchase any put options, long futures contracts, or call options on a futures contract if at the date of such purchase realized net losses from such transactions during the fiscal year to date exceed 5% of its average net assets during such period. The Portfolio will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes.

Asset Coverage Requirements. Transactions involving when-issued securities, futures contracts and options (other than options that the Portfolio has purchased), interest rate swaps or forward rate contracts may expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts, or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Securities and Exchange Commission ("SEC") guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

Assets used as cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Temporary Investments. Under unusual market conditions, the Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other state taxes.

Portfolio Turnover. The Portfolio may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Portfolio believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal obligations or changes in the investment objectives of investors. Such trading may be expected to increase the portfolio turnover rate, which may increase capital gains and the expenses incurred in connection with such trading. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Purchase any security (other than U.S. Government securities) if such purchase, at the time thereof, would cause more than 5% of the total assets of the Fund (taken at market value) to be invested in the securities of a single issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

     (2) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

     (3) Make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at anyone time. (The Fund will make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes);

     (4) Purchase securities of any issuer if such purchase, at the time thereof, would cause more than 10% of the total outstanding voting securities of such issuer to be held by the Fund; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

     (5) Purchase securities issued by any other open-end investment company or investment trust; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

     (6) Purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of any investment adviser of the Fund, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1 % of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value);

     (7) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933, or participate on a joint or a joint and several basis in any trading account in securities;

     (8) Lend any of its funds or other assets to any person, directly or indirectly, except (i) through repurchase agreements and (ii) through the loan of a portfolio security. (The purchase of a portion of an issue of debt obligations, whether or not the purchase is made on the original issuance, is not considered the making of a loan);

     (9) Borrow money or pledge its assets in excess of 1/3 of the value of its net assets (excluding the amount borrowed) and then only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue securities other than its shares of beneficial interest, except as appropriate to evidence indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur. The Fund will not purchase securities while outstanding temporary bank borrowings exceed 5% of its total assets; provided, however, that the Fund may increase its interest in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund while such borrowings are outstanding. The deposit of cash, cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when-issued" basis is not deemed to be a pledge;

     (10) Invest for the purpose of exercising control or management of other companies; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

     (11) Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;

     (12) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities;

     (13) Buy investment securities from or sell them to any of the officers or Trustees of the Trust, its investment adviser or its underwriter, as principal; however, any such person or concerns may be employed as a broker upon customary terms; or

     (14) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

The Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by the Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of the Portfolio.

The following investment policy has been adopted by the Fund and Portfolio. The policy may be changed by the Trustees with respect to the Fund without approval by the Fund's shareholders or, with respect to the Portfolio, without approval of the Fund or its other investors. The Fund and Portfolio will not:

     (a) invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or its delegate, determine to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. If the Fund or Portfolio invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Neither the Fund or the Portfolio will invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, the Fund or the Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. The Fund and Portfolio reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of the Portfolio's investment restrictions and diversification status, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Portfolio's investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change made by a rating service, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Where applicable and notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of not investing more than 15% of net assets in illiquid securities. Moreover, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

                           MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Those Trustees who are "interested persons" of the Trust and the Portfolio, as defined in the 1940 Act, are indicated by an asterisk(*).

JESSICA M. BIBLIOWICZ (41), Trustee*
President and Chief Executive Officer of National Financial Partners (a financial services company) (since April, 1999). President and Chief Operating Officer of John A. Levin & Co. (a registered investment advisor) (July, 1997 to April, 1999) and a Director of Baker, Fentress & Company which owns John A. Levin & Co. (July, 1997 to April, 1999). Formerly Executive Vice President of Smith Barney Mutual Funds (from July, 1994 to June, 1997). Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998. Address: 787 Seventh Avenue, 49th Floor, New York, New York 10019

DONALD R. DWIGHT (69), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company). Trustee/Director of the Royce Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR. Address: Clover Mill Lane, Lyme, New Hampshire 03768

JAMES B. HAWKES (59), Vice President and Trustee*
Chairman, President and Chief Executive Officer of BMR, Eaton Vance and their corporate parent and trustee (EVC and EV); Director of EVC and EV. Trustee and officer of various investment companies managed by Eaton Vance or BMR.

SAMUEL L. HAYES, III (65), Trustee
Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Trustee of the Kobrick Investment Trust (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR. Address: 345 Nahatan Road, Westwood, Massachusetts 02090

NORTON H. REAMER (65), Trustee
Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (since November 2000) and President, Jordan Simmons Capital LLC (manager of energy related investments) (since November
2000). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds). Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

LYNN A. STOUT (43), Trustee
Professor of Law, Georgetown University Law Center. Elected Trustee October 30, 1998. Trustee of various investment companies managed by Eaton Vance or BMR since October 30, 1998. Address: 600 New Jersey Avenue, NW, Washington, DC 20001

JACK L. TREYNOR (70), Trustee
Investment Adviser and Consultant. Trustee of various investment companies managed by Eaton Vance or BMR. Address: 504 Via Almar, Palos Verdes Estates, California 90274

THOMAS J. FETTER (57), President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ROBERT B. MACINTOSH (44), Vice President
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

THOMAS M. METZOLD (42), Vice President of the Portfolio
Vice President of Eaton Vance and BMR. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (55), Treasurer
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ALAN R. DYNNER (60), Secretary
Vice President, Secretary and Chief Legal Officer of BMR, Eaton Vance and EVC. Prior to joining Eaton Vance on November 1, 1996, he was a Partner of the law firm of Kirkpatrick & Lockhart LLP, New York and Washington, D.C. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (65), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (38), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

ERIC G. WOODBURY (43), Assistant Secretary
Vice President of BMR and Eaton Vance. Officer of various investment companies managed by Eaton Vance or BMR.

The Nominating Committee of the Board of Trustees of the Trust and the Portfolio is comprised of the Trustees who are not "interested persons" as that term is defined under the 1940 Act ("noninterested Trustees"). The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance or its affiliates.

Messrs. Hayes (Chairman), Dwight and Reamer and Ms. Stout are members of the Special Committee of the Board of Trustees of the Trust and the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolio, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund, Portfolio or investors therein.

Messrs. Treynor (Chairman), Dwight and Reamer are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolio. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Trust and the Portfolio, and certain service providers.

Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor the Portfolio has a retirement plan for its Trustees.

The fees and expenses of the noninterested Trustees of the Trust and the Portfolio are paid by the Fund (and other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust and the Portfolio). During the fiscal year ended September 30, 2000, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees from the Trust and the Portfolio. For the year ended December 31, 2000, the noninterested Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

Source of Compensation  Jessica M. Bibliowicz  Donald R. Dwight  Samuel L. Hayes
----------------------  ---------------------  ----------------  ---------------
    Trust(2)                   $12,634             $10,195           $12,047
   Portfolio                     6,631               5,666(3)          6,399
     Total                     160,000             162,500(5)        170,000

Source of Compensation   Norton H. Reamer     Lynn A. Stout     Jack L. Treynor
----------------------   ---------------      -------------     ---------------
       Trust(2)              $11,657              $12,609             $12,520
      Portfolio                6,120                6,620(4)            6,650
        Total                160,000              160,000(6)          170,000

(1) As of February 1, 2001, the Eaton Vance fund complex consists of 151 registered investment companies or series thereof.
(2) The Trust consisted of 29 Funds as of September 30, 2000.
(3) Includes $3,040 of deferred compensation.
(4) Includes $968 of deferred compensation.
(5) Includes $60,000 of deferred compensation.
(6) Includes $16,000 of deferred compensation.

Organization. The Fund is a series of the Trust, which was established under Massachusetts law on September 30, 1985 and is operated as an open-end management investment company. The Fund was reorganized into multiple classes and changed its name to Eaton Vance National Municipals Fund on October 1, 1997. The operations of the Class B reflect the operations of the Fund prior to October 1, 1997. The Fund's Class A, Class C and Class I are successors to the operations of separate series of the Trust.

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into multiple classes. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of the Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall
                                       11
serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series of classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of the Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of the Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.

The Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of the Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation that the Portfolio pays the investment adviser, see the prospectus. The following table sets forth the net assets of the Portfolio and the advisory fees earned during the three fiscal years ended September 30, 2000.

                                    Advisory Fee Paid for Fiscal Years Ended
                                    ----------------------------------------
   Net Assets at
 September 30, 2000  September 30, 2000  September 30, 1999   September 30, 1998
-------------------  ------------------  ------------------   ------------------
  $1,769,985,289        $8,345,694           $9,604,930            $9,401,075

The Investment Advisory Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that the investment adviser may render services to others. The Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its Administrative Services Agreement with the Trust, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV, Eaton Vance and BMR are wholly-owned subsidiaries of

Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of BMR and Eaton Vance are owned by Eaton Vance and EVC, respectively. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Jeffrey P. Beale, Alan R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser and the Fund and the Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held by the Portfolio) subject to certain pre-clearance and reporting requirements and other procedures.

Expenses. Each of the Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, the Fund is responsible for its pro rata share of those expenses. The only expenses of the Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares and Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class B and Class C shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class B and Class C shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is a wholly-owned subsidiary of EVC. Mr.
Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk, Mr. O'Connor is a Vice President, and Mr. Murphy is Assistant Secretary and Assistant Clerk of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to the Fund and Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and the Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund or the Portfolio and such banks.

Independent Accountants. Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, are the independent accountants of the Fund and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC, Inc., P.O. Box 9653, Providence, RI 02904-9653, serves as transfer and dividend disbursing agent for the Fund.

                         PURCHASING AND REDEEMING SHARES

Calculation of Net Asset Value. The net asset value of the Portfolio is computed by IBT (as agent and custodian for the Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. The Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Portfolio, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations for which price quotations are readily available normally will be valued at the mean between the latest available bid and asked prices. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees of the Portfolio. Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of the Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, the Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by the Fund as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and in the case of Class B and Class C shares, the amount of uncovered distribution charges of the principal underwriter. The Class B and Class C Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.

Acquiring Fund Shares in Exchange for Securities. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as administrator, in exchange for Fund shares. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. Securities accepted will be sold on the day of their receipt or as soon thereafter as possible. The number of Fund shares to be issued in exchange for securities will be the aggregate proceeds from the sale of such securities, divided by the applicable public offering price of shares acquired on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities but does not guarantee the best available price. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities. Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an investment dealer, together with a completed and signed Letter of Transmittal in approved form (available from investment dealers). Investors who are contemplating an exchange of securities for shares, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of the Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the Portfolio's valuation procedures. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

                                  SALES CHARGES
Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Sales Charge Waivers. Class A shares and Class I shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and children and their beneficial accounts. Such shares may also be issued at net asset value
(1) in connection with the merger (or similar transaction) of an investment company(or series or class thereof)or personal holding company with the Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Class A shares and Class I shares are offered at net asset value to the foregoing persons and in the foregoing situations because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Statement of Intention. If it is anticipated that $25,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the Class A shares the shareholder owns in his or her account(s) in the Fund, and shares of other funds exchangeable for Class A shares. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available, at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). For purposes of calculating the CDSC applicable to investment dealer fund shares acquired in an exchange, the CDSC schedule applicable to the exchanged shares will apply and the purchase of investment dealer fund shares is deemed to have occurred at the time of the original purchase of the exchanged shares, except that the time during which a shareholder holds such investment dealer fund shares will not be credited toward completion of the CDSC period.

Distribution and Service Plans

Class A Service Plan. The Trust has in effect a Service Plan (the "Class A Plan") for the Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD"). (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that the Class A may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. For the service fees paid by Class A shares, see Appendix A.

Class B and Class C Distribution Plans. The Trust also has in effect a compensation-type Distribution Plan ("Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for the Fund's Class B and Class C shares. Under the Class B and Class C Plans, investors are permitted to purchase shares through an investment dealer without incurring an initial sales charge and the principal underwriter is permitted to compensate investment dealers in connection therewith. The Fund will pay sales commissions and distribution fees to the principal underwriter under the Class B and Class C Plans only after and as a result of the sale of Class B and Class C shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the principal underwriter amounts representing (i) sales commissions equal to 5% for Class B shares and 6.25% for Class C shares of the amount received by the Fund for each Class B or Class C share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of uncovered distribution charges (as described below) of the principal underwriter. To pay these amounts, each Class B and Class C pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of Class B and Class C shares and for interest expenses.

For Class B shares, the principal underwriter uses its own funds to pay sales commissions (except on exchange transactions and reinvestments) to investment dealers at the time of sale equal to 4% of the purchase price of the Class B shares sold by such dealers.

For Class C shares, the principal underwriter currently expects to pay to an investment dealer (a) sales commissions (except on exchange transactions and reinvestments) at that time of sale equal to .75% of the purchase price of Class C shares sold by such dealers, and (b) monthly sales commissions approximately equivalent to 1/12 of 0.75% of the shares sold by such dealer and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the principal underwriter will retain the sales commission paid by the Fund as reimbursement for the sales commissions paid to the investment dealer at the time of sale.

CDSCs paid to the principal underwriter will be used to reduce amounts owed to it. The Class B and Class C Plan provides that the Fund will make no payments to the principal underwriter in respect of any day on which there are no outstanding uncovered distribution charges of the principal underwriter. CDSCs and accrued amounts will be paid by the Trust to the principal underwriter whenever there exist uncovered distribution charges. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales commissions paid by the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For the sales commissions and CDSCs paid on (and uncovered distribution charges of) Class B and Class C shares, see Appendix B and Appendix C.

In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the principal underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Class B and Class C Plans by the Trust to the principal underwriter and CDSCs theretofore paid or payable to the principal underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of outstanding uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the principal underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

The amount of uncovered distribution charges of the principal underwriter at any particular time depends upon various changing factors, including the level and timing of sales of shares, the nature of such sales (i.e., whether they result from exchange transactions, reinvestments or from cash sales through investment dealers), the level and timing of redemptions of shares upon which a CDSC will be imposed, the level and timing of redemptions of shares upon which no CDSC will be imposed (including redemptions of shares pursuant to the exchange privilege which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Class, and changes in the interest rate used in the calculation of the distribution fee under the Class B and Class C Plans.

The Class B and Class C Plan also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of .25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

Currently, payments of sales commissions and distribution fees and of service fees may equal 1% of a Class's average daily net assets per annum. The Trust believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by other investment companies pursuant to Rule 12b-1. Although the principal underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Class B and Class C Plan through an increase in Fund assets (thereby increasing the advisory fee payable to the investment adviser by the Portfolio) resulting from sale of shares and through the amounts paid to the principal underwriter, including CDSCs, pursuant to the Plan. The Eaton Vance organization may be considered to have realized a profit under the Class B and Class C Plans if at any point in time the aggregate amounts theretofore received by the principal underwriter pursuant to the Class B and Class C Plans and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing Class B and Class C shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Trust.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Plans were approved by the Trustees, including the Plan Trustees, on June 23, 1997. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the principal underwriter under the Class B and Class C Plan will compensate the principal underwriter for its services and expenses in distributing Class B and Class C shares. Service fee payments made to the principal underwriter and investment dealers provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the principal underwriter and investment dealers, each Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

                                   PERFORMANCE
Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. For total return information, see Appendix A, Appendix B, Appendix C and Appendix D.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held by the Portfolio based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments). A taxable-equivalent yield is computed by using the tax-exempt yield and dividing by 1 minus a stated rate. The stated tax rate will reflect the federal income tax applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Comparative information about the yield of the Fund and about average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements, supplemental sales literature or communications of the Fund. Such information may also compare the tax equivalent yield (or value) of the Fund to the after-tax yield (or value) of such other investment vehicles. Such information may be in the form of hypothetical illustrations. Investor publications may also refer to Tax Freedom Day, as computed by the Tax Foundation, to help illustrate the value of tax free investing, as well as other tax-related information.

Investors may be provided with information on municipal bond investing, which may include comparative performance information, evaluations of Fund performance, charts and/or illustrations prepared by independent sources, and narratives (including editorial comments). Performance may be compared to relevant indices and comparable investments, and to averages, performance rankings or ratings, or other information prepared by recognized mutual fund statistical services. Information included in advertisements and materials furnished to present and prospective investors may also include charts and illustrations showing the effects of inflation and taxes (including their effects on the dollar and the return on various investments), the effects of compounding earnings, and statistics, data and performance studies prepared by independent organizations or included in various publications reflecting the performance achieved by various asset classes or types of investments. Such information may also include commentary prepared by Eaton Vance investment professionals, including portfolio managers.

Investors may be provided with information concerning Fund volatility or risk, including but not limited to beta, standard deviation and Sharpe ratio. Beta is a measure of risk which shows Fund volatility relative to a market index. A fund with a beta of 1 would perform exactly like the market index; a beta of 2 would mean its performance was twice as volatile as the index, positive or negative. Standard deviation is a measure of a security's volatility, or variability, in expected return. Sharpe ratio is a measure of risk-adjusted performance. The higher the Sharpe ratio the better a fund's historical risk-adjusted return. Information concerning Fund distribution payments (or the payment record of issuers in which the Fund may invest) may also be provided to investors.

Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

  .   cost associated with aging parents;
  .   funding a college education (including its actual and estimated cost);
  .   health care expenses (including actual and projected expenses);
  . long-term disabilities (including the availability of, and coverage provided by, disability insurance); and
  . retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in a particular type of securities or in mutual funds. Information provided to investors may also include profiles of different types of investors and different strategies for achieving investment goals (such as asset allocation strategies). Hypothetical examples may be used to demonstrate the foregoing.

Information about portfolio allocation, portfolio turnover and portfolio holdings of the Portfolio at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. Descriptions of Eaton Vance and other Fund and Portfolio service providers, their investment styles, other investment products, personnel and Fund distribution channels, as well as information on the use of investment professionals, also may be provided.

The Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.

                                      TAXES
Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated and intends to qualify each year, as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distributions requirements, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund so qualified for its fiscal year ended September 30, 2000.

Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to also satisfy these requirements. The Portfolio will allocate at least annually among its investors, including the Fund, the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and (ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that the Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If the Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

The Portfolio's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Portfolio and, in order to avoid a tax payable by the Fund, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

Investments in lower-rated or unrated securities may present special tax issues for the Portfolio to the extent that the issuers of these securities default on their obligations pertaining thereto. The Code is not entirely clear regarding the federal income tax consequences of the Portfolio's taking certain positions in connection with ownership of such distressed securities.

Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income allocated to it by the Portfolio as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). For purposes of applying this 50% requirement, the Fund will be deemed to own its proportionate share of each of the assets of the Portfolio, and the Portfolio currently intends to invest its assets in a manner such that the Fund can meet this 50% requirement. Interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's distributions of tax-exempt interest. Further, entities or persons who are, "substantial users" (or persons related to "substantial users") of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined in applicable Treasury regulations to include a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of such legislation, the availability of municipal obligations for investment by the Portfolio and the value of the securities held by it may be affected.

In the course of managing its investments, the Portfolio may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax exempt interest earned by the Portfolio and allocated to the Fund.

The Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions

(including repurchases and exchanges), at a rate of 31%. An individual's TIN is generally his or her social security number.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it. BMR places the portfolio security transactions of the Portfolio and of all other accounts managed by it for execution with many firms. BMR uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous to the Portfolio and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to BMR, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Municipal obligations, including state obligations, purchased and sold by the Portfolio are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Portfolio may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Portfolio will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Portfolio and BMR's other clients for providing brokerage and research services to BMR.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR receives Research Services from many broker-dealer firms with which BMR places transactions for the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

The Portfolio and BMR may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by BMR in connection with its investment responsibilities. The investment companies sponsored by BMR or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including BMR, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that BMR shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling shares of the Portfolio or of other investment companies sponsored by BMR or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Municipal obligations considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, BMR will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where BMR reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the BMR organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

The following table shows brokerage commissions paid by the Portfolio during the three fiscal years ended September 30, 2000, as well as the amount of the Portfolio's security transactions for the most recent fiscal year that were directed to firms which provided some research services to BMR or its affiliates and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):


Brokerage Commission Paid              September 30, 2000         $   0
                                       September 30, 1999         $84,037
                                       September 30, 1998         $57,350
Amount of Transactions Directed to
Firms Providing Research               September 30, 2000         $   0
Commissions Paid on Transactions
Directed to Firms Providing Research   September 30, 2000         $   0

                              FINANCIAL STATEMENTS

The audited financial statements of, and the reports of independent auditors' for, the Fund and the Portfolio, appear in the Fund's most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Fund and the Portfolio for the fiscal year ended September 30, 2000, as previously filed electronically with the SEC (Accession No. 0000912057-000051963).

                                                                    APPENDIX A

                       Class A Fees, Performance & Ownership

Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended September 30, 2000, the following table shows (1) total sales charges paid by the Portfolio, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by the Portfolio, (5) service fees paid to investment dealers and (6)repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

Total Sales    Sales Charges to      Sales Charges to     Total Service    Service Fees Paid        Repurchase Transaction Fees
Charges Paid  Investment Dealers   Principal Underwriter    Fees Paid    to Investment Dealers      Paid to Principal Underwriter
------------  -------------------  ---------------------  -------------  ---------------------      -----------------------------
  $692,318         $661,100             $31,218             $319,104         $230,662                         $6,377.50


Performance Information. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to October 1, 1997 reflects the total return of a predecessor to Class A. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class A sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class A total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                                                                    Total Return Excluding
                                                                                      Maximum Sales Charge
   Period Ended                                                                        ---------------------
 September 30, 2000   Investment Date  Initial Value  Value on September 30, 2000   Cumulative    Annualized
 ------------------   ---------------  -------------  ---------------------------   ----------    ----------
    Ten Years            9/30/90          $952.90              $1,914.91              100.96%        7.23%
    Five Years           9/30/95          $952.69              $1,254.97               31.73%        5.67%
    One Year             9/30/99          $952.56              $  994.35                4.39%        4.39%
                       Total Return Including
                        Maximum Sales Charge
   Period Ended        ----------------------
September 30, 2000    Cumulative     Annualized
------------------    ----------     ----------
    Ten Years           91.49%          6.71%
    Five Years          25.50%          4.65%
     One Year           -0.56%         -0.56%

The "Initial Value" reflects the deduction of the maximum initial sales charge.

Control Persons and Principal Holders of Securities. At January 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below, which was held by investment dealers either (i) individually or (ii) on behalf of customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL          10.0%
Charles Schwab & Co. Inc.                       San Francisco, CA          6.3%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX B

                      Class B Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended September 30, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) the service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Portfolio that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Distribution Plan.

              Distribution Fee                             Uncovered Distribution                   Service Fees
  Sales            Paid to             CDSC Paid to       Charges (as a % of Class    Service         Paid to
Commission  Principal Underwriter  Principal Underwriter         Net Assets)            Fees     Investment Dealers
----------  ---------------------  ---------------------  ------------------------    -------    ------------------
$2,170,709        $7,721,265             $1,832,000                   $0*             $3,640,007      $3,547,864
               Repurchase Transaction
  Sales             Fees Paid to
Commission     Principal Underwriter
----------    ------------------------
$2,170,709           $18,922.50

*On September 30, 2000, the Fund had no outstanding uncovered distribution charges. At such times, any CDSCs are paid to the Fund and no distribution fees are paid to the principal underwriter. For the fiscal year ended September 30, 2000, the Fund received CDSCs of $705,167.

Performance Information. The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in this Class of shares for the periods shown in the table. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                     Value Before Deducting  Value After Deducting     Total Return Before
                                          Maximum CDSC            Maximum CDSC        Deducting Maximum CDSC
   Period Ended                                                                       ----------------------
September 30, 2000  Investment Date  on September 30, 2000    on September 30, 2000  Cumulative   Annualized
------------------  ---------------  ---------------------   ----------------------  ----------   ----------
    Ten Years           9/30/90            $1,913.69               $1,913.69           91.37%        6.71%
    Five Years          9/30/95            $1,271.97               $1,252.48           27.20%        4.93%
     One Year           9/30/99            $1,037.21               $  988.19            3.72%        3.72%
                       Total Return After
                     Deducting Maximum CDSC
   Period Ended      ----------------------
September 30, 2000  Cumulative    Annualized
------------------  ----------    ----------
    Ten Years         91.37%         6.71%
    Five Years        25.25%         4.61%
     One Year         -1.18%        -1.18%

Control Persons and Principal Holders of Securities. At January 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below, which was held by investment dealers either (i) individually or (ii) on behalf of customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL           24.6%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX C

                      Class C Fees, Performance & Ownership

Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended September 30, 2000, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees to the principal underwriter under the Distribution Plan, (3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) the service fees paid to investment dealers, and (7) the repurchase transaction fees paid to the principal underwriter. The service fees paid by the Portfolio that were not paid to investment dealers were retained by the principal underwriter. Distribution payments and CDSC payments reduce uncovered distribution charges under the Distribution Plan.

              Distribution Fee                             Uncovered Distribution                 Service Fees
  Sales            Paid to             CDSC Paid to       Charges (as a % of Class   Service        Paid to
Commission  Principal Underwriter  Principal Underwriter         Net Assets)           Fees    Investment Dealers
----------  ---------------------  ---------------------  ------------------------   -------   ------------------
  $826,338        $623,308               $39,000             $15,795,000 (15%)      $288,369       $206,776
             Repurchase Transaction
  Sales           Fees Paid to
Commission   Principal Underwriter
----------  ------------------------
 $826,338           $1,585

Performance Information. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to October 1, 1997 reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the Class C CDSC. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be lower. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

                                     Value Before Deducting  Value After Deducting     Total Return Before
                                          Maximum CDSC            Maximum CDSC        Deducting Maximum CDSC
   Period Ended                                                                       ----------------------
September 30, 2000  Investment Date  on September 30, 2000    on September 30, 2000  Cumulative   Annualized
------------------  ---------------  ---------------------   ----------------------  ----------   ----------
    Ten Years           9/30/90            $1,872.80               $1,872.80           87.28%        6.48%
    Five Years          9/30/95            $1,263.97               $1,263.97           26.40%        4.80%
    One Year            9/30/99            $1,034.56               $1,024.75            3.46%        3.46%
                       Total Return After
                     Deducting Maximum CDSC
   Period Ended      ----------------------
September 30, 2000  Cumulative    Annualized
------------------  ----------    ----------
    Ten Years         87.28%         6.48%
    Five Years        26.40%         4.80%
    One Year           2.48%         2.48%

Control Persons and Principal Holders of Securities. At January 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below, which was held by investment dealers either (i) individually or (ii) on behalf of customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL       28.9%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX D

                      Class I Fees, Performance & Ownership


The Trustees of the Trust have determined that Class I shares of the Fund shall only be available to employees of Eaton Vance Corp. (and its affiliates, including subsidiaries), clients of Eaton Vance Corp. (and its affiliates, including subsidiaries) and certain institutional investors. he Fund and/or the principal underwriter reserve the right to permit purchases by other than affiliates, subsidiaries or clients of Eaton Vance Corp.

Performance Information. The table below indicates the cumulative and average annual total return on a hypothetical investment in shares of $1,000. Total return for the period prior to October 1, 1997 reflects the total return of a predecessor to Class I. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class B, adjusted to reflect the fact that Class I does not impose a sales charge. The Class B total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class I total return would be different. Past performance is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.


   Period Ended                                                              Total Return
                                                                             -----------
September 30, 2000  Investment Date  Value on September 30, 2000     Cumulative        Annualized
------------------  ---------------  ---------------------------     ----------        ----------
    Ten Years           9/30/90               $1,945.57                94.56%             6.88%
    Five Years          9/30/95               $1,293.27                29.33%             5.28%

    One Year            9/30/99               $1,049.62                 4.96%             4.96%

Control Persons and Principal Holders of Securities. At January 2, 2001, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class of the Fund. In addition, as of the same date, the following record owner(s) held the share percentage indicated below, which was held by investment dealers either (i) individually or (ii) on behalf of customers who are the beneficial owners of such shares and as to which such dealers have voting power under certain limited circumstances:

Donaldson Lufkin Jenrette Securities Corp. Inc.     Jersey City, NJ        83.0%
First Clearing Corp. A/C 4997-0177 Janice Lamer     Satellite Beach, FL    16.5%

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class of the Fund as of such date.

                                                                    APPENDIX E

                          ASSET COMPOSITION INFORMATION
                  FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000


                          National Municipals Portfolio

RATINGS OF MUNICIPAL BONDS BY MOODY'S        RATINGS OF MUNICIPAL BONDS BY S&P

                    Percent of                                       Percent of
                    Net Assets                                       Net Assets

  Aaa               31.05%                          AAA                   33.24%
  Aa                 0.54                            AA+                    2.55
  Aa1                1.01                            AA                     0.32
  Aa2                0.89                            AA-                    1.66
  Aa3                0.42                            A+                     0.42
  A1                 1.02                            A1                     0.05
  A                  0.00                            A1+                    0.12
  A2                 0.23                            A                      0.14
  A3                 0.48                            A-                     1.34
  Baa1               3.65                            BBB+                   0.88
  Baa                0.23                            BBB                    0.80
  Baa2               2.01                            BBB-                   4.84
  Baa3               1.59                            BB+                    3.23
  Ba1                1.07                            BB                     0.09
  Ba                 0.00                            BB-                    0.30
  Ba2                0.00                            B+                     0.00
  Ba3                0.05                            B                      0.19
  B1                 0.00                            CC                     0.03
  B2                 0.00                            CCC                    0.06
  B3                 0.29                            D                      0.36
  Ca                 0.32                            NR                    49.38
  Caa2               0.03                                                 ------
  NR                55.11                                                 100.00
                    -----
                    100.00

The chart above indicates the weighted average composition of the securities held by the Portfolio for the fiscal year ended September 30, 2000, with the debt securities rated by Moody's and S&P separated into the indicated categories. The above was calculated on a dollar weighted basis and was computed as at the end of each month during the fiscal year. The chart does not necessarily indicate what the composition of the securities held by the Portfolio will be in the current and subsequent fiscal years. Securities that are rated by one rating agency may be "unrated" by the other.

For a description of Moody's and S&P's securities ratings, see Appendix F to this SAI.

                                                            APPENDIX F

                        DESCRIPTION OF SECURITIES RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Portfolio's fiscal year end.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Portfolio is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

Moody's Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

  1. An application for rating was not received or accepted.
  2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
  3. There is a lack of essential data pertaining to the issue or issuer.
  4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Municipal Short-Term Obligations

Ratings: Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such rating recognizes the differences between short term credit risk and long term risk. Factors effecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

A short term rating may also be assigned on an issue having a demand feature, variable rate demand obligation (VRDO). Such ratings will be designated as VMIG1, SG or if the demand feature is not rated, NR. A short term rating on issues with demand features are differentiated by the use of the VMIG1 symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

Standard & Poor's Ratings Group

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Municipal Notes

S&P note ratings reflect the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

  - Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics will be given a plus(+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:  Speculative capacity to pay principal and interest.

Fitch IBCA

Investment Grade Bond Ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligors ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Bond Ratings

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:  Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment Grade Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Stong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

[EATON VANCE LOGO]    MUTUAL FUNDS
                      FOR PEOPLE                     [PHOTO OF EDUCATION SIGN]
                      WHO PAY
                      TAXES-Registered Trademark-




ANNUAL REPORT SEPTEMBER 30, 2000


[PHOTO OF CARS ON HIGHWAY]             EATON VANCE
                                         NATIONAL
                                        MUNICIPAL
                                           FUND




[PHOTO OF BRIDGE]

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

LETTER TO SHAREHOLDERS

[PHOTO] Eaton Vance National Municipals Fund paid its shareholders monthly income dividends totalling $0.639 per share for Class A shares, $0.534 for Class B shares, $0.482 for Class C shares, and $0.600 for Class I shares during the year ended September 30, 2000.(1) Based on the Fund's most recent distribution and its net asset value per share on September 30, 2000, the Fund's annualized distribution rates were 6.26% for Class A, 5.92% for Class B, 5.30% for Class C, and 6.34% for Class I.(2) These distribution rates are equivalent to taxable rates of 10.36% for Class A, 9.80% for Class B, 8.77% for Class C, and 10.50% for Class I.(3) The SEC 30-day yields on that date were 5.86% for Class A, 5.83% for Class B, 5.31% for Class C, and 6.33% for Class I.(4) The SEC 30-day yields are equivalent to taxable yields of 9.70% for Class A, 9.65% for Class B, 8.79% for Class C, and 10.48% for Class I.(3)

A COOLING ECONOMY HELPED KEEP INTEREST RATES DOWN....

The rate of economic growth in the U.S. showed signs of easing in 2000. Last year's prolonged rise in interest rates resulted in lower corporate profits, slower capital investment and weaker consumer demand. Together with a decline in the equity markets, these trends have tempered the outlook for economic growth. In the second quarter, GDP growth slowed to a moderate 2.3%. The Federal Reserve Board then left rates unchanged at its August 2000 meeting and signaled that its string of rate hikes may be near an end.


------------------------------------------------------------------
Municipal bond yields are nearly 98% of Treasury yields

   ---------------------------------------------------------------
           5.76%               |               9.54%
   ---------------------------------------------------------------
   30-Year AAA-rated             Taxable equivalent yield
   General Obligation            in 39.6% tax bracket
   (GO) Bonds*
   ----------------------------
           5.88%
   ----------------------------
   30-Years Treasury Bond

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of September 30, 2000.
------------------------------------------------------------------


AS RATES STABILIZED, THE CLIMATE FOR MUNICIPAL BONDS IMPROVED...

The prospect of stable, or potentially lower, interest rates was applauded by fixed-income markets, including the municipal market, which mounted a modest rally. The funds in the Lipper General Municipal Debt Fund Classification, which had a average total return of -4.58% in 1999, had a return of 3.39% in the six-month period ended September 30, 2000.(5)

The economy will, of course, bear close watching in coming months. But, in a moderating economy, we believe that municipals are increasingly worthy of the consideration of tax-conscious investors, as part of a diversified portfolio.

                             Sincerely,


                             /s/ Thomas J. Fetter
                             Thomas J. Fetter
                             President
                             November 13, 2000


--------------------------------------------------------------------------------


FUND INFORMATION
as of September 30, 2000

PERFORMANCE(6)                           CLASS A    CLASS B   CLASS C   CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns
(at net asset value)
--------------------------------------------------------------------------------
One Year                                  4.39%      3.72%     3.46%     4.96%
Five Years                                5.67       4.93      4.80      N.A.
Ten Years                                 N.A.       6.71      N.A.      N.A.
Life of Fund +                            6.72       6.49      4.08      1.91



SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                 -0.56%     -1.18%     2.48%     4.96%
Five Years                                4.65       4.61      4.80      N.A.
Ten Years                                 N.A.       6.71      N.A.      N.A.
Life of Fund +                            5.92       6.49      4.08      1.91

+ Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93; Class I: 7/1/99
--------------------------------------------------------------------------------

(1) A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state and local tax.

(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution rate per share (annualized)by the net asset value.

(3) Taxable-equivalent rates assume maximum 39.60% federal income tax rate. A lower rate would result in lower tax-equivalent figures.

(4) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5)  It is not possible to invest directly in a Lipper Classsification.

(6) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects a 1% CDSC. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

MANAGEMENT DISCUSSION

AN INTERVIEW WITH THOMAS M. METZOLD, VICE PRESIDENT AND PORTFOLIO MANAGER OF NATIONAL MUNICIPALS PORTFOLIO

                                     [PHOTO]
                                Thomas M. Metzold
                                Portfolio Manager

Q: Tom, how would you characterize the investment environment for National Municipals Portfolio over the past year?

A: Compared to other asset classes, municipal bonds have had strong performance over the past year. This marks an improvement over 1999, when the adverse effect of higher interest rates on the municipal market was quite evident. Bond prices, which move in the opposite direction of interest rates, reacted negatively to the rate hikes, creating disappointing returns for municipal bond funds.

     In the six-month period ended September 30, 2000, however, the picture brightened somewhat, as munis staged a modest rally - the result of a number of factors. First, the supply/demand equilibrium came back into balance. As increased tax revenues at the state and local levels reduced funding needs, the rate of new municipal issuance declined from previous years, reducing supply pressures within the municipal market. Second, we saw a fair amount of asset reallocation, as investors sought out stability in the bond markets during a period of equity volatility. Combined with falling interest rates over this time period, these elements helped to boost the municipals market, and we benefitted from those factors as a result.

Q: Was there anything else that contributed to the performance of the Portfolio?

A: The Fund's dividend yield was very high, compared to its competitors. By utilizing a large staff of credit analysts, we can look for investment opportunities that deliver higher-than-average yields, which we can then pass along to the shareholders. We selectively choose bonds across all credit rating categories - we not only invest in the highest-quality credits, but we also invest some of our assets in selected non-rated and lower-rated credits, which can help provide exceptional dividend yield. In this way, we were able to meet our objective of providing current income, as well as providing total return. And of course, this income is exempt from regular federal income taxes.*

* A portion of the Fund's income could be subject to federal income tax and/or alternative minimum tax. Income may be subject to state and local tax.

--------------------------------------------------------------------------------
FIVE LARGEST SECTOR POSITIONS+
--------------------------------------------------------------------------------
By total net assets

-----------------------------------------------------------
   Escrowed/Pre-refunded                            14.4%
-----------------------------------------------------------

--------------------------------------------------
   Industrial Development Revenue          12.9%
--------------------------------------------------

-------------------------------------------
   Housing                          9.5%
-------------------------------------------

------------------------------------
   Nursing Home              7.9%
------------------------------------

----------------------------
   Hospital          7.3%
----------------------------
















--------------------------------------------------------------------------------
RATING DISTRIBUTION+
--------------------------------------------------------------------------------
By total net assets



                            [PIE CHART]

                  AA 6.6%       A 4.3%

              AAA 38.5%                BBB 18.9%

                                         BB 3.3%

                                           B 0.4%

                                        NON-RATED 27.8%

                          CCC 0.2%


+ Portfolio Sector Positions and Rating Distribution are subject to change.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

MANAGEMENT DISCUSSION

Q: You mentioned the credit ratings of bonds. What more can you tell us about this?

A: The rating of a bond is an indication of its credit quality; more specifically, of the issuer's ability to repay the debt. For example, the highest sector distribution for the Portfolio, at 14.4%, at September 30, 2000, was escrowed/pre-refunded bonds (see chart, page 3). You simply can't get a higher credit quality than a bond that is escrowed with U.S.Treasuries or securities guaranteed by the U.S. Treasury. When it comes to non-rated issues, which can help boost the income provided by the Fund, it's important to remember that this doesn't necessarily indicate that a bond is not a good credit - it just hasn't been rated by one of the major rating agencies.

     That's why in-house credit analysis is such an important part of our investment process. Our team constantly monitors trends in the economy to insure that the performance of these bonds, particularly in the health care and industrial sectors this year, lives up to expectations, and that we're on top of anything that might impact performance. Although 27.8% of the Portfolio was non-rated at September 30, 2000, over 49% was rated above A, and the AAA percentage was 38.5%, so the Portfolio's non-rated holdings are more than offset by higher-rated securities.

PORTFOLIO OVERVIEW+
--------------------------------------------------------------------------------
By total net assets


Number of Issues                            206

Average Maturity                            24.2 years

Effective Maturity                          19.5 years

Average Rating                              A -

Average Call                                9.3 years

Average Dollar Price                        $85.74

+    Portfolio overview is subject to change.

--------------------------------------------------------------------------------

Q: What role can municipal bonds play in an investor's portfolio in the current investment environment?

A: Because they are mostly free from federal income tax, the advantages of municipals for the tax-conscious investor are undeniable. The taxable-equivalent yield of this Fund compares quite favorably with taxable asset classes of similar credit quality.

     Also, the Fund can offer added investment value because of its long-term perspective. In fact, over the long term, we have outperformed most of our peer funds: the Fund's Class A shares were ranked 9 out of 183 funds among its peers over a five-year period.* We believe a long-term approach, via exceptional call protection, affords a prudent way to capitalize on the opportunities that exist in this complex market. We further believe that investors should diversify across all asset classes, and munis are an excellent vehicle for diversification. Finally, we continue to believe that munis are undervalued on a relative basis to other asset classes, and that the coming year can provide excellent investment opportunities.


* Source: Lipper Inc. National Municipals Fund ranked #9 among 183 municipal funds for the 5 years ended 9/30/00. For the one year period, National Municipals Fund ranked #180 out of 263 funds. Rankings are for Class A shares only, ranking for other classes may vary. Rankings are based on percentage change in net asset value and do not take sales charge into consideration. Past performance is no guarantee of future results. It is not possible to invest directly in a Lipper classification.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
P E R F O R M A N C E
--------------------------------------------------------------------------------

Comparison of Change in Value of a $10,000 Investment in Eaton Vance National Municipals Fund, Class B vs. the Lehman Brothers Municipal Bond Index*

September 30, 1990 - September 30, 2000

[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

Lehman Brothers Municipal Bond Index              $20,258

Eaton Vance National Municipals Fund, Class B     $19,136

[GRAPH]

SEP                  $10,000.00       $10,000
OCT                  $10,181.62       $10,125
NOV                  $10,386.35       $10,267
DEC                  $10,431.35       $10,268
JAN 1991             $10,571.55       $10,353
FEB                  $10,663.56       $10,407
MAR                  $10,667.14       $10,410
APR                  $10,809.73       $10,568
MAY                  $10,905.72       $10,667
JUN                  $10,894.97       $10,668
JUL                  $11,027.60       $10,856
AUG                  $11,172.98       $11,005
SEP                  $11,318.36       $11,133
OCT                  $11,420.32       $11,196
NOV                  $11,452.18       $11,181
DEC                  $11,697.93       $11,477
JAN 1992             $11,724.62       $11,423
FEB                  $11,728.60       $11,463
MAR                  $11,732.58       $11,512
APR                  $11,837.34       $11,677
MAY                  $11,976.74       $11,868
JUN                  $12,177.48       $12,163
JUL                  $12,542.72       $12,668
AUG                  $12,420.44       $12,391
SEP                  $12,501.69       $12,432
OCT                  $12,378.62       $12,107
NOV                  $12,600.47       $12,512
DEC                  $12,729.12       $12,631
JAN 1993             $12,877.29       $12,756
FEB                  $13,342.89       $13,364
MAR                  $13,201.90       $13,155
APR                  $13,334.93       $13,345
MAY                  $13,409.81       $13,473
JUN                  $13,634.05       $13,741
JUL                  $13,651.57       $13,773
AUG                  $13,935.95       $14,091
SEP                  $14,094.87       $14,284
OCT                  $14,121.96       $14,356
NOV                  $13,997.29       $14,199
DEC                  $14,292.83       $14,477
JAN 1994             $14,456.13       $14,682
FEB                  $14,081.73       $14,323
MAR                  $13,508.18       $13,510
APR                  $13,622.89       $13,584
MAY                  $13,740.79       $13,702
JUN                  $13,660.73       $13,589
JUL                  $13,907.28       $13,876
AUG                  $13,955.47       $13,895
SEP                  $13,750.75       $13,596
OCT                  $13,506.59       $13,341
NOV                  $13,262.04       $12,978
DEC                  $13,553.99       $13,308
JAN 1995             $13,941.53       $13,793
FEB                  $14,346.99       $14,262
MAR                  $14,511.89       $14,342
APR                  $14,529.02       $14,358
MAY                  $14,992.63       $14,918
JUN                  $14,861.59       $14,765
JUL                  $15,002.19       $14,794
AUG                  $15,192.58       $14,971
SEP                  $15,288.56       $15,044
OCT                  $15,510.81       $15,317
NOV                  $15,768.51       $15,715
DEC                  $15,919.86       $15,943
JAN 1996             $16,040.15       $16,004
FEB                  $15,931.81       $15,855
MAR                  $15,728.28       $15,500
APR                  $15,683.67       $15,383
MAY                  $15,677.70       $15,453
JUNE                 $15,848.57       $15,628
JULY                 $15,991.95       $15,760
AUG                  $15,988.37       $15,817
SEP                  $16,211.81       $16,072
OCT                  $16,395.03       $16,272
NOV                  $16,695.34       $16,562
DEC                  $16,624.85       $16,524
JAN 1997             $16,656.31       $16,500
FEB                  $16,809.26       $16,668
MAR                  $16,585.02       $16,420
APR                  $16,724.02       $16,561
MAY                  $16,975.74       $16,805
JUN                  $17,156.57       $17,241
JUL                  $17,631.74       $17,994
AUG                  $17,466.44       $17,751
SEP                  $17,673.56       $18,054
OCT                  $17,787.47       $18,219
NOV                  $17,892.22       $18,305
DEC                  $18,153.10       $18,656
JAN 1998             $18,340.30       $18,876
FEB                  $18,345.88       $18,944
MAR                  $18,362.21       $18,979
APR                  $18,279.36       $18,827
MAY                  $18,568.53       $19,100
JUN                  $18,641.81       $19,164
JUL                  $18,688.41       $19,136
AUG                  $18,977.18       $19,438
SEP                  $19,213.77       $19,606
OCT                  $19,213.37       $19,521
NOV                  $19,280.68       $19,550
DEC                  $19,329.27       $19,553
JAN 1999             $19,559.09       $19,744
FEB                  $19,473.85       $19,588
MAR                  $19,500.94       $19,565
APR                  $19,549.13       $19,625
MAY                  $19,436.01       $19,466
JUN                  $19,156.41       $19,001
JUL                  $19,226.11       $18,928
AUG                  $19,071.97       $18,580
SEP                  $19,079.94       $18,450
OCT                  $18,873.22       $18,074
NOV                  $19,073.96       $18,212
DEC                  $18,931.77       $17,891
JAN 2000             $18,849.32       $17,598
FEB                  $19,068.39       $17,964
MAR                  $19,485.00       $18,510
APR                  $19,369.90       $18,308
MAY                  $19,269.13       $18,037
JUNE                 $19,779.74       $18,638
JULY                 $20,054.96       $18,954
AUGUST               $20,364.04       $19,261
SEPTEMBER            $20,258.10       $19,136


PERFORMANCE(5)                    CLASS A  CLASS B   CLASS C   CLASS I
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                           4.39%    3.72%     3.46%     4.96%
Five Years                         5.67     4.93      4.80      N.A.
Ten Years                          N.A.     6.71      N.A.      N.A.
Life of Fund+                      6.72     6.49      4.08      1.91

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                          -0.56%   -1.18%     2.48%     4.96%
Five Years                         4.65     4.61      4.80      N.A.
Ten Years                          N.A.     6.71      N.A.      N.A.
Life of Fund+                      5.92     6.49      4.08      1.91

+ Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C:12/3/93; Class I:7/1/99
--------------------------------------------------------------------------------


* Source: TowersData, Bethesda, MD. Investment operations commenced 12/19/85. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

     The chart compares the Fund's total return with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index of municipal bonds. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund (Class B) and in the Lehman Brothers Municipal Bond Index. An investment in the Fund's Class A shares on 4/5/94 at net asset value would have grown to $15,254 on September 30, 2000, $14,527 including applicable sales charge. An investment in the Fund's Class C shares on 12/3/93 at net asset value would have grown to $13,138 on September 30, 2000. An investment in the Fund's Class I shares at its inception on 7/1/99 at net asset value would have grown to $10,240 on September 30, 2000. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.85% of the total dividends paid by the Fund from net investment income during the fiscal year ended September 30, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

ASSETS
--------------------------------------------------------------------------------
Investment in National Municipals Portfolio, at value
   (identified cost, $1,763,209,946)                        $1,769,985,266
Receivable for Fund shares sold                                  1,771,629
Miscellaneous receivable                                            65,395
--------------------------------------------------------------------------------
TOTAL ASSETS                                                $1,771,822,290
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Dividends payable                                           $    4,246,466
Payable for Fund shares redeemed                                 3,370,107
Payable to affiliate for Trustees' fees                                 60
Accrued expenses                                                 1,562,810
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                           $    9,179,443
--------------------------------------------------------------------------------
NET ASSETS                                                  $1,762,642,847
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                             $1,790,288,188
Accumulated net realized loss from Portfolio
 (computed on the basis of identified cost)                    (31,057,174)
Accumulated distributions in excess of net investment
 income                                                         (3,363,487)
Net unrealized appreciation from Portfolio
 (computed on the basis of identified cost                       6,775,320
--------------------------------------------------------------------------------
TOTAL                                                       $1,762,642,847
--------------------------------------------------------------------------------

CLASS A SHARES
--------------------------------------------------------------------------------
Net Assets                                                  $  174,024,241
Shares Outstanding                                              17,017,565
Net Asset Value and Redemption Price Per Share
 (net assets DIVIDED BY shares of beneficial
 interest outstanding)                                      $        10.23
Maximum Offering Price Per Share
   (100 DIVIDED BY 95.25 of $10.23)                         $        10.74
--------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------
Net Assets                                                  $1,483,565,502
Shares Outstanding                                             155,314,056
Net Asset Value, Offering Price and Redemption Price
 Per Share (net assets DIVIDED BY shares of beneficial
 interest outstanding)                                      $         9.55
--------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------
Net Assets                                                  $  104,454,610
Shares Outstanding                                              11,483,050
Net Asset Value, Offering Price and Redemption Price
 Per Share (net assets DIVIDED BY shares of beneficial
 interest outstanding)                                      $         9.10
--------------------------------------------------------------------------------

CLASS I SHARES
--------------------------------------------------------------------------------
Net Assets                                                  $      598,494
Shares Outstanding                                                  63,240
Net Asset Value, Offering Price and Redemption Price
 Per Share (net assets DIVIDED BY shares of beneficial
 interest outstanding)                                      $         9.46
--------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2000

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest allocated from Portfolio                           $  128,180,914
Expenses allocated from Portfolio                               (8,762,530)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                        $  119,418,384
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------
Trustees fees and expenses                                  $        3,216
Distribution and service fees
   Class A                                                         150,577
   Class B                                                      10,509,980
   Class C                                                       1,138,963
Transfer and dividend disbursing agent fees                      1,455,993
Printing and postage                                               103,346
Registration fees                                                   70,828
Legal and accounting services                                       33,258
Custodian fee                                                        6,971
Miscellaneous                                                      135,742
--------------------------------------------------------------------------------
TOTAL EXPENSES                                              $   13,608,874
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                       $  105,809,510
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)          $  (29,265,457)
--------------------------------------------------------------------------------
NET REALIZED LOSS                                           $  (29,265,457)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                      $  (16,870,231)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)        $  (16,870,231)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                            $  (46,135,688)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $   59,673,822
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                        YEAR ENDED             YEAR ENDED
IN NET ASSETS                          SEPTEMBER 30, 2000     SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
From operations --
   Net investment income                 $  105,809,510         $  113,675,295
   Net realized gain (loss)                 (29,265,457)            31,760,687
   Net change in unrealized
      appreciation (depreciation)           (16,870,231)          (280,608,083)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                       $   59,673,822         $ (135,172,101)
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                            $  (11,518,618)        $  (10,782,875)
      Class B                               (88,245,574)           (96,032,463)
      Class C                                (6,121,440)            (6,816,227)
      Class I                                    (6,725)                (3,068)
   In excess of net investment income
      Class A                                  (188,394)                    --
      Class B                                  (395,953)              (642,529)
      Class I                                       (76)                    --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS      $ (106,476,780)        $ (114,277,162)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                            $   76,663,892         $  132,294,349
      Class B                                84,983,374            163,062,444
      Class C                                22,528,666             67,007,386
      Class I                                   600,004                467,716
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                 5,306,814              5,807,264
      Class B                                29,049,725             37,369,476
      Class C                                 2,859,716              4,191,417
      Class I                                     2,451                  2,734
   Cost of shares redeemed
      Class A                              (114,313,049)           (51,471,895)
      Class B                              (356,484,139)          (294,751,646)
      Class C                               (57,769,924)           (38,042,760)
      Class I                                  (453,019)                    --
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS          $ (307,025,489)        $   25,936,485
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $ (353,828,447)        $ (223,512,778)
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
At beginning of year                     $2,116,471,294         $2,339,984,072
--------------------------------------------------------------------------------
AT END OF YEAR                           $1,762,642,847         $2,116,471,294
--------------------------------------------------------------------------------
ACCUMULATED DISTRIBUTIONS IN EXCESS
OF NET INVESTMENT INCOME INCLUDED IN
NET ASSETS
--------------------------------------------------------------------------------
AT END OF YEAR                           $   (3,363,487)        $   (2,696,217)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                        CLASS A
                                          ------------------------------------
                                                 YEAR ENDED SEPTEMBER 30,
                                          ------------------------------------
                                           2000(1)       1999         1998

------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                                $ 10.440     $ 11.650     $ 11.260
------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
------------------------------------------------------------------------------
Net investment income                     $  0.629     $  0.636     $  0.644
Net realized and unrealized gain (loss)     (0.200)      (1.209)       0.398
------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS       $  0.429     $ (0.573)    $  1.042
------------------------------------------------------------------------------

LESS DISTRIBUTIONS
------------------------------------------------------------------------------
From net investment income                $ (0.629)    $ (0.637)    $ (0.652)
In excess of net investment income          (0.010)          --           --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                       $ (0.639)    $ (0.637)    $ (0.652)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR            $ 10.230     $ 10.440     $ 11.650
- ----------------------------------------------------------------------------

TOTAL RETURN(2)                               4.39%       (5.14)%       9.49%
- ----------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
- ----------------------------------------------------------------------------
Net assets, end of year (000's omitted)   $174,024     $211,206     $146,067
Ratios (As a percentage of average
daily net assets):
   Expenses(3)                                0.66%        0.71%        0.71%
   Expenses after custodian fee reduction(3)  0.65%        0.69%        0.69%
   Net investment income                      6.23%        5.67%        5.60%
Portfolio Turnover of the Portfolio             41%          60%          28%
------------------------------------------------------------------------------

(1)  Net   investment   income  per  share  was  computed  using  averge  shares
     outstanding.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                         CLASS B
                                                          ---------------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                          ---------------------------------------------------------------------
                                                            2000(1)         1999          1998          1997           1996
-------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                        $ 9.740        $10.870       $10.530       $ 9.900        $ 9.800
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       $ 0.532        $ 0.508       $ 0.523       $ 0.550        $ 0.557
Net realized and unrealized gain (loss)                      (0.188)        (1.126)        0.361         0.634          0.096
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                         $ 0.344        $(0.618)      $ 0.884       $ 1.184        $ 0.653
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                 $(0.532)        $(0.508)      $(0.531)      $(0.554)       $(0.553)
In excess of net investment income                          (0.002)         (0.004)       (0.013)          --             --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                        $(0.534)        $(0.512)      $(0.544)      $(0.554)       $(0.553)
- -----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                             $ 9.550         $ 9.740       $10.870       $10.530        $ 9.900
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                               3.72%         (5.90)%        8.60%        12.33%           6.84%
-------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
- -----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                  $1,483,566      $1,764,616    $2,071,078     $2,040,626     $2,101,632
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                1.25%          1.53%         1.53%         1.60%           1.55%
   Expenses after custodian fee reduction(3)                  1.24%          1.51%         1.51%         1.60%           1.54%
   Net investment income                                      5.63%          4.86%         4.87%         5.45%           5.62%
Portfolio Turnover of the Portfolio                             41%            60%           28%           17%             19%
-------------------------------------------------------------------------------------------------------------------------------

(1)  Net   investment   income  per  share  was  computed  using  averge  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS C
                                         -----------------------------------
                                              YEAR ENDED SEPTEMBER 30,
                                         -----------------------------------
                                           2000(1)       1999         1998
--------------------------------------------------------------------------------
Net asset value -- Beginning of year       $  9.280     $ 10.350     $ 10.010
--------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------
Net investment income                      $  0.477     $  0.482     $  0.493
Net realized and unrealized gain (loss)      (0.175)      (1.073)       0.349
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS        $  0.302     $ (0.591)    $  0.842
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
From net investment income                 $ (0.482)    $ (0.479)    $ (0.502)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                        $ (0.482)    $ (0.479)    $ (0.502)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR             $  9.100     $  9.280     $ 10.350
--------------------------------------------------------------------------------

TOTAL RETURN(2)                                3.46%      (5.92)%        8.59%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of year (000's omitted)    $104,455     $140,182     $122,839
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                 1.58%        1.54%        1.54%
   Expenses after custodian fee reduction(3)   1.57%        1.52%        1.52%
   Net investment income                       5.31%        4.84%        4.83%
Portfolio Turnover of the Portfolio              41%          60%          28%
--------------------------------------------------------------------------------

(1)  Net   investment   income  per  share  was  computed  using  averge  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS I
                                                  ------------------------
                                                  YEAR ENDED SEPTEMBER 30,
                                                  ------------------------
                                                    2000(1)       1999(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning of year                $ 9.610       $10.000
--------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $ 0.557       $ 0.149
Net realized and unrealized loss                     (0.107)       (0.390)
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                 $ 0.450       $(0.241)
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
From net investment income                          $(0.593)      $(0.149)
In excess of net investment income                   (0.007)           --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 $(0.600)      $(0.149)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                      $ 9.460       $ 9.610
--------------------------------------------------------------------------------

TOTAL RETURN(3)                                        4.96%        (2.44)%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of year (000's omitted)             $   598       $   468
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                         0.57%         0.55%(5)
   Expenses after custodian fee reduction(4)           0.56%         0.53%(5)
   Net investment income                               5.87%         6.12%(5)
Portfolio Turnover of the Portfolio                      41%           60%
--------------------------------------------------------------------------------

(1)  Net   investment   income  per  share  was  computed  using  averge  shares
     outstanding.
(2) For the period from the commencement of offering of class I shares, July 1, 1999, to September 30, 1999.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------
     Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

     C FEDERAL TAXEs -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2000, the Fund, for federal income tax purposes, had capital loss carryovers of $6,949,359 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund Reorganization and may be subject to certain limitations. Such capital loss carryovers will expire on September 30, 2008 ($5,377,834) and September 30, 2005 ($1,571,525). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

          Additionally, at September 30, 2000, National Municipals Fund had net capital losses of $23,947,133 attributable to security transactions incurred after October 31, 1999. These capital losses are treated as arising on the first day of the Fund's next taxable year.

     D USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     E OTHER -- Investment transactions are accounted for on a trade-date basis.

     F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

     Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------
     The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 SHARES OF BENEFICIAL INTEREST
--------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED SEPTEMBER 30,
                                              --------------------------
    CLASS A                                       2000          1999
    --------------------------------------------------------------------
    Sales                                       7,622,978    11,806,517
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  526,581       521,090
    Redemptions                               (11,359,864)   (4,636,351)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                    (3,210,305)    7,691,256
    --------------------------------------------------------------------

                                               YEAR ENDED SEPTEMBER 30,
                                              --------------------------
    CLASS B                                       2000          1999
    --------------------------------------------------------------------
    Sales                                       8,951,233    15,476,801
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                3,083,270     3,573,074
    Redemptions                               (37,900,442)  (28,384,309)
    --------------------------------------------------------------------
    NET DECREASE                              (25,865,939)   (9,334,434)
    --------------------------------------------------------------------

                                               YEAR ENDED SEPTEMBER 30,
                                              --------------------------
    CLASS C                                       2000          1999
    --------------------------------------------------------------------
    Sales                                       2,512,096     6,674,087
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  318,811       421,840
    Redemptions                                (6,449,307)   (3,859,279)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                    (3,618,400)    3,236,648
    --------------------------------------------------------------------

                                               YEAR ENDED SEPTEMBER 30,
                                              --------------------------
    CLASS I                                       2000        1999(1)
   --------------------------------------------------------------------
    Sales                                          62,718        48,369
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                      261           284
    Redemptions                                   (48,392)           --
    --------------------------------------------------------------------
    NET INCREASE                                   14,587        48,653
    --------------------------------------------------------------------

(1) For the period from the commencement of offering of Class I shares, July 1, 1999 to September 30, 1999.



4 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------

     Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $31,218 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2000.

     Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

5 DISTRIBUTION AND SERVICE PLANS
--------------------------------------------
     The Fund has in effect distribution plans, for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $7,721,265 and $854,222 for Class B, and Class C shares, respectively, to or payable to EVD for the year ended September 30, 2000, representing 0.49% and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At September 30, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $15,795,000 for Class C shares. There were no Uncovered Distribution Charges for Class B shares at September 30, 2000.

     The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Trust's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. The Class C Plan permits the fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended September 30, 2000 amounted to $150,577, $2,788,715, and $284,741,for Class A, Class B, and Class C shares, respectively.

6 CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------
     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $39,000 of CDSC paid by shareholders for Class C shares for the year ended September 30, 2000. EVD also received approximately $1,832,000 of CDSC paid by Class B shareholders of which $705,167 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7 INVESTMENT TRANSACTIONS
--------------------------------------------
     Increases and decreases in the Fund's investment in the National Municipals Portfolio aggregated $184,624,795 and $613,467,015, respectively, for the year ended September 30, 2000.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST
----------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipals Fund (one of the series constituting Eaton Vance Municipals Trust) as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2000 and 1999 and the financial highlights for each of the years in the five-year period ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund at September 30, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 3, 2000

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------
Assisted Living -- 5.7%
--------------------------------------------------------------------------------
    $  6,035       Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26                               $    5,203,558
      17,220       Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc.-Texas),
                   9.00%, 11/1/24                                   18,644,611
       3,060       Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25                  3,252,199
       4,935       Chester, PA, IDA, (Senior Life-Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24                5,073,377
       4,960       Delaware, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                    5,307,250
       9,580       Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                             10,101,056
      15,000       Illinois Development Finance Authority,
                   (Care Institute, Inc.), 7.80%, 6/1/25            15,393,000
       4,605       New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20                 4,728,046
       9,605       New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                   10,329,505
       4,935       North Syracuse Village Housing
                   Authority, NY, (AJM Senior Housing,
                   Inc., Janus Park), 8.00%, 6/1/24                  2,566,644
       7,915       Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23                                    7,366,728
      12,290       St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                   13,287,579
--------------------------------------------------------------------------------
                                                                $  101,253,553
--------------------------------------------------------------------------------
Cogeneration -- 6.6%
--------------------------------------------------------------------------------
    $ 22,150       Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19           $   22,494,654
      30,145       New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                            31,065,025
      12,950       Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                           7,394,450
       6,100       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13                 5,988,309
      21,950       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19                21,402,347
       7,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                    7,000,490
       5,000       Pennsylvania EDA, (Northampton Generating),
                   Junior Liens, (AMT), 6.95%, 1/1/21                5,010,150
       3,917       Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                   1,831,403
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Cogeneration (continued)
--------------------------------------------------------------------------------
    $  1,952       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                              $    1,854,207
       8,439       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                   7,742,625
      12,578       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                               3,270,312
       4,922       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                               1,279,687
--------------------------------------------------------------------------------
                                                                $  116,333,659
--------------------------------------------------------------------------------
Education -- 0.8%
--------------------------------------------------------------------------------
    $  4,130       California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/27(2)                     $    3,914,786
      10,770       Florida Capital Projects Financing
                   Authority, Student Housing Revenue,
                   (Florida University), 7.85%, 8/15/31             10,578,402
--------------------------------------------------------------------------------
                                                                $   14,493,188
--------------------------------------------------------------------------------



Electric Utilities -- 3.7%
--------------------------------------------------------------------------------
    $ 12,000       Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                               $   10,695,000
       5,000       Connecticut Development Authority,
                   (Connecticut Light and Power),
                   Variable Rate, 9/1/28(3)(4)                       4,461,600
       6,500       Connecticut Development Authority, (Western
                   Mass Electric), Variable Rate, 9/1/28(3)(4)       5,800,080
      11,000       Intermountain Power Agency, UT,
                   7.24%, 7/1/19(3)(4)                              11,170,720
      22,000       Long Island Power Authority, NY,
                   Electric System Revenue, 5.50%, 12/1/29          20,794,620
       5,000       Matagorda County, TX, Navigation District
                   No.1, (Reliant Energy), 5.95%, 5/1/30             4,570,300
       8,000       North Carolina Municipal Power Agency ,
                   6.50%, 1/1/20                                     8,112,480
--------------------------------------------------------------------------------
                                                                $   65,604,800
--------------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.4%
--------------------------------------------------------------------------------
    $ 42,500       Bakersfield, CA, (Bakersfield Assisted
                   Living Center), Escrowed to Maturity,
                   0.00%, 4/15/21                               $   11,919,125
       2,200       Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                           2,580,908
     184,070       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                   42,218,295
     244,325       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22         56,392,653

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------------
    $ 11,175       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity, 0.00%, 10/1/22     $    2,579,302
       7,000       Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22             8,093,680
     101,555       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                                   24,238,132
      60,360       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                   12,704,573
       4,650       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                   5,203,908
       4,500       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to 11/15/19,
                   7.25%, 5/15/22                                    5,292,225
      10,865       Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12             12,652,292
       5,675       Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                    6,079,684
       1,000       Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17               1,068,850
     100,000       Mississippi Housing Finance Corp., SFMR,
                   Escrowed to Maturity, (AMT), 0.00%, 6/1/15       44,470,000
      46,210       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20              15,613,897
      15,000       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25               3,699,750
--------------------------------------------------------------------------------
                                                                $  254,807,274
--------------------------------------------------------------------------------
Gas Utilities -- 0.2%
--------------------------------------------------------------------------------
    $  5,250       Philadelphia, PA, Natural Gas Works,
                   Variable Rate, 7/1/28(3)                     $    4,028,745
--------------------------------------------------------------------------------
                                                                $    4,028,745
--------------------------------------------------------------------------------
General Obligations -- 1.6%
--------------------------------------------------------------------------------
    $ 15,000       California, Variable Rate, 5/1/26(3)(4)      $   15,356,400
      15,400       Houston, TX, Independent School
                   District, (PSF), 4.75%, 2/15/26                  13,076,448
--------------------------------------------------------------------------------
                                                                $   28,432,848
--------------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.3%
--------------------------------------------------------------------------------
    $  3,369       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36                $    2,959,063

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Health Care-Miscellaneous (continued)
--------------------------------------------------------------------------------
    $  3,613       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36               $    3,282,309
--------------------------------------------------------------------------------
                                                                $    6,241,372
--------------------------------------------------------------------------------













Hospital -- 7.3%
--------------------------------------------------------------------------------
    $  6,500       Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital), 8.20%, 6/1/21   $    6,144,970
       2,290       Berlin, MD, (Atlantic General Hospital),
                   8.375%, 6/1/22                                    2,358,494
      12,600       California Health Facilities Financing
                   Authority, (Cedars-Sinai Medical
                   Center), Variable Rate, 12/1/34(3)(4)            13,110,300
      22,000       Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist), 6.625%, 2/1/22       20,742,700
       2,650       Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center), 5.50%, 10/1/21         2,276,164
       4,000       Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                   4,042,200
       3,530       Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital), 7.50%, 7/1/12         3,191,332
       1,000       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14                910,160
       2,650       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24              2,304,148
       4,500       Indiana Health Facility Financing
                   Authority, (Memorial Hospital and Health
                   Care Center), 7.40%, 3/1/22                       4,558,995
      10,585       Louisiana Public Facilities Authority,
                   (General Health Systems), 6.80%, 11/1/16         10,543,189
      18,000       Maricopa County, AZ, IDA, (Mayo
                   Foundation), Residual Certificates,
                   5.25%, 11/15/37                                  16,334,460
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/09                   2,036,820
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/13                   2,042,480
      13,815       Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                           11,857,414
       3,500       New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                          3,598,525
       9,000       Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(1)                        3,105,000
       2,250       Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(1)                           776,250
       3,075       Prince George's County, MD, (Greater
                   Southeast Healthcare System), 6.375%, 1/1/23(1)   1,076,865
       7,750       Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                         5,861,790

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Hospital (continued)
--------------------------------------------------------------------------------
    $ 12,500       Rochester, MN, Health Care Facilities,
                   (Mayo Clinic),
                   Variable Rate, 11/15/27(3)(4)                $   11,714,875
--------------------------------------------------------------------------------
                                                                $  128,587,131
--------------------------------------------------------------------------------
Housing -- 9.5%
--------------------------------------------------------------------------------
    $  3,000       ABAG Finance Authority, CA, (Civic Center
                   Drive Apartments), (AMT),
                   6.375%, 9/1/32                               $    3,063,990
       7,900       Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                    7,025,707
       6,200       Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                     5,704,248
      10,900       Bexar County, TX, Housing Finance Corp.,
                   (North Knoll Apartments), 5.90%, 4/1/37           9,596,033
       9,350       California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(3)                   9,946,062
      12,000       California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), 6.00%, 6/1/32                       10,704,240
      37,500       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 6.50%, 12/1/29                     35,938,875
       3,000       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.25%, 12/1/34                      2,988,270
       4,000       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), 7.50%, 12/1/34                      3,984,720
       6,750       California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), 6.00%, 6/1/32                        6,021,135
       2,500       California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), 6.00%, 6/1/36                        2,221,475
       7,800       California Statewide Communities
                   Development Authority, (San Luis Bay
                   Village Apartments), (AMT), 6.25%, 9/1/36         7,264,998
      16,000       Charter Mac Equity, TN, (AMT),
                   6.625%, 6/30/09                                  15,780,000
       1,890       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                     1,833,073
       3,750       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                     3,688,200
      10,630       Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                            9,893,128
       1,415       Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19             1,320,308

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Housing (continued)
--------------------------------------------------------------------------------
    $  8,325       Minneapolis, MN, Community Development,
                   Multifamily Housing, (Lindsay Brothers),
                   6.60%, 12/1/18                               $    8,126,365
      15,675       New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36               15,628,445
       8,300       Speedway, IN, Economic Development
                   Authority, (Hermitage Apartments), (AMT)
                   , 6.00%, 5/1/31                                   8,050,917
--------------------------------------------------------------------------------
                                                                $  168,780,189
--------------------------------------------------------------------------------











Industrial Development Revenue -- 12.9%
--------------------------------------------------------------------------------
    $  7,400       Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                        $    7,652,488
       2,000       California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07(1)                              76,000
       2,000       Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                             1,981,280
       6,050       Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10              5,989,318
      12,450       Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                             12,779,427
      25,250       Denver, CO, City and County, (United
                   Airlines),
                   Variable Rate, 10/1/32(3)(4)                     26,021,640
       8,000       Effingham County, GA, Solid Waste Disposal,
                   (Fort James), (AMT), 5.625%, 7/1/18               7,426,960
       7,530       Gulf Coast, TX, Waste Disposal, (Champion
                   International), (AMT), 6.875%, 12/1/28            7,714,410
       6,645       Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17                  6,858,105
       6,370       Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                             6,582,631
       1,600       Knox County, TN, Industrial Development
                   Board (Melrose Place, Ltd.), 6.875%, 12/1/14      1,536,256
       7,000       Knox County, TN, Industrial Development
                   Board (Weisgarber Partners), 6.875%, 12/1/14      6,753,950
       7,650       Little River County, AR,
                   (Georgia-Pacific), (AMT), 5.60%, 10/1/26          7,014,897
       6,500       Los Angeles, CA, Regional Airports
                   Improvement Corp., (LAXFuel), (AMT),
                   6.50%, 1/1/32                                     6,559,085
       5,000       McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22             5,170,700
      10,000       Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                                  10,381,100
      15,000       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                           15,571,650
       3,500       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                            3,633,385

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Industrial Development Revenue (continued)
--------------------------------------------------------------------------------
    $  3,625       Middleboro, MA, (Read Corp.), 9.50%, 10/1/10   $  3,755,138
      17,000       New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27    16,663,740
       1,500       New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                     1,455,930
      11,885       New Jersey EDA, RITES , Variable Rate, 9/15/29   10,266,976
       1,000       Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT), 9.00%, 6/1/21            197,640
      22,600       Peninsula Ports Authority, VA, (Zeigler
                   Coal), 6.90%, 5/2/22                             11,074,000
      10,000       Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                   10,504,100
       2,585       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.90%, 4/1/24                       2,061,538
       2,000       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.95%, 4/1/25                       1,595,000
       2,185       Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                              1,341,507
       3,597       Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                              2,208,548
       5,000       Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                   4,868,900
       3,500       Toole County, UT, (Laidlaw
                   Environmental), (AMT), 7.55%, 7/1/27(1)             133,000
      18,500       Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(3)(4)                      18,043,420
       4,000       Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33                  3,724,400
--------------------------------------------------------------------------------
                                                                $  227,597,119
--------------------------------------------------------------------------------
Insured-Electric Utilities -- 3.5%
--------------------------------------------------------------------------------
    $ 10,000       Los Angeles, CA, Department of Water and
                   Power, (MBIA), 5.00%, 10/15/33               $    9,150,000
      12,500       Matagorda County, TX, Navigation
                   District, (Houston Lighting), (AMBAC),
                   (AMT), 5.125%, 11/1/28                           11,268,000
      16,000       Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                            13,540,960
      16,500       Sacramento, CA, Municipal Utility District,
                   (MBIA), Variable Rate, 11/15/15(3)               16,953,750
      15,350       South Carolina Public Services, (FGIC),
                   Variable Rate, 1/1/25(3)(4)                      11,838,688
--------------------------------------------------------------------------------
                                                                $   62,751,398
--------------------------------------------------------------------------------
Insured-General Obligations -- 1.3%
--------------------------------------------------------------------------------
    $ 14,000       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                               $    2,467,360

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Insured-General Obligations (continued)
--------------------------------------------------------------------------------
    $  3,950       Umatilla County, OR, School District No.
                   008R, (MBIA), Variable Rate,
                   12/15/14(3)(4)                               $    3,662,045
      10,000       University of Vermont and State
                   Agricultural College, (MBIA), 4.75%,
                   10/1/38                                           8,219,600
      10,000       West Virginia, (FGIC), 4.50%, 6/1/23              8,354,400
--------------------------------------------------------------------------------
                                                                $   22,703,405
--------------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 0.2%
--------------------------------------------------------------------------------
    $  3,500       Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/28                $    2,995,895
--------------------------------------------------------------------------------
                                                                $    2,995,895
--------------------------------------------------------------------------------









Insured-Hospital -- 1.3%
--------------------------------------------------------------------------------
    $ 15,210       Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                      $   13,645,043
       9,220       Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                            8,624,296
--------------------------------------------------------------------------------
                                                                $   22,269,339
--------------------------------------------------------------------------------
Insured-Housing -- 0.4%
--------------------------------------------------------------------------------
    $  7,525       SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30                  $    8,059,350
--------------------------------------------------------------------------------
                                                                $    8,059,350
--------------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.6%
--------------------------------------------------------------------------------
    $ 11,950       Chicago, IL, (The Peoples Gas, Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(3)(4)                                $   11,587,079
--------------------------------------------------------------------------------
                                                                $   11,587,079
--------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.0%
--------------------------------------------------------------------------------
    $  3,415       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/12                       $    1,802,335
      10,935       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                            4,737,370
      10,000       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                            2,931,800
       7,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/10                                     4,335,380
       6,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA), 0.00%, 3/1/11          3,496,140
--------------------------------------------------------------------------------
                                                                $   17,303,025
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------
Insured-Transportation -- 4.9%
--------------------------------------------------------------------------------
    $  5,000       Atlanta, GA, Metropolitan Rapid
                   Transportation Authority, (MBIA),
                   Variable Rate, 7/1/20(3)(4)                  $    4,301,100
      20,930       Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28                 17,631,223
      12,000       Florida Turnpike Authority, (FSA) ,
                   4.50%, 7/1/28                                     9,814,080
       8,750       Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                     7,023,275
      12,000       Massachusetts Turnpike Authority,
                   Metropolitan Highway System, (MBIA),
                   5.00%, 1/1/37                                    10,511,280
      22,100       Metropolitan Washington, DC Airport
                   Authority, (MBIA), 5.75%, 10/1/21                22,149,946
      10,000       Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                    8,263,500
       8,000       Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                                    6,848,080
--------------------------------------------------------------------------------
                                                                $   86,542,484
--------------------------------------------------------------------------------
Insured-Water and Sewer -- 4.9%
--------------------------------------------------------------------------------
    $ 31,125       Atlanta, GA, Water and Wastewater,
                   (FGIC), 5.00%, 11/1/38                        $   27,295,380
      20,980       Chicago, IL, Wastewater Transmission,
                   (MBIA) , 0.00%, 1/1/26                             4,702,457
      14,000       Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                             12,023,340
       7,150       Harrisburg, PA, Water Revenue Bonds,
                   (FGIC), Variable Rate, 8/11/16(3)                  6,729,938
      23,015       New York City, NY, Municipal Water Finance
                   Authority, (Water and Sewer System),
                   (FGIC), 4.75%, 6/15/31                            19,421,898
       9,000       Tampa Bay, FL, Water Utility System,
                   (FGIC), 4.75%, 10/1/27                             7,763,490
      10,500       Upper Occoquan Sewage Authority, VA,
                   (MBIA), 4.75%, 7/1/29                              8,920,170
--------------------------------------------------------------------------------
                                                                 $   86,856,673
--------------------------------------------------------------------------------
Miscellaneous -- 0.3%
--------------------------------------------------------------------------------
    $ 10,200       Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(1)                     $    4,539,000
       1,600       Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                         1,524,576
--------------------------------------------------------------------------------
                                                                $    6,063,576
--------------------------------------------------------------------------------
Nursing Home -- 7.9%
--------------------------------------------------------------------------------
    $ 12,970       Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23      $   14,264,925
       3,260       Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03                      3,401,614





























PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------
Nursing Home (continued)
--------------------------------------------------------------------------------
    $  4,815       Delaware County, PA, (Mainline - Haverford
                   Nursing and Rehabilitation Centers),
                   9.00%, 8/1/22                                $    5,217,004
       2,150       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 0.00%, 6/1/25                 1,056,231
      10,015       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25                 9,096,224
      10,000       Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                                  10,323,800
       3,475       Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14                3,640,966
       2,415       Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                       2,527,128
      13,250       Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                   13,725,145
      11,745       Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25             11,717,517
       6,750       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05               6,836,333
      14,000       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12               14,704,760
      12,155       Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                   12,491,572
       4,820       New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                      5,108,284
       5,915       New Jersey EDA, (Victoria Health Corp.),
                   7.75%, 1/1/24                                     6,065,123
       3,500       Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                     3,085,565
       4,805       Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                             4,807,258
       4,900       Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                             4,916,954
       2,405       Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                     2,548,386
       4,000       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                    3,705,080
         445       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing) , 8.00%, 8/1/02                     444,978
--------------------------------------------------------------------------------
                                                                $  139,684,847
--------------------------------------------------------------------------------
Senior Living / Life Care -- 3.5%
--------------------------------------------------------------------------------
    $ 14,700       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                              $   11,640,783
      10,000       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                   8,592,500

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Senior Living / Life Care (continued)
--------------------------------------------------------------------------------
    $ 11,570       De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.), 8.50%,
                   3/1/25(5)                                    $    5,900,700
      15,000       Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                   15,727,650
      12,375       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                    10,587,060
         800       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12                                       800,536
       5,330       Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                          5,516,017
       2,565       South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                              2,600,243
--------------------------------------------------------------------------------
                                                                $   61,365,489
--------------------------------------------------------------------------------
Special Tax Revenue -- 0.8%
--------------------------------------------------------------------------------
    $  8,850       South Orange County, CA, Public Financing
                   Authority, DRIVERS, Variable Rate,
                   8/15/15(3)(4)                                $    9,006,911
       5,125       University Square Community Development
                   District, FL, 6.75%, 5/1/20                       5,088,869
--------------------------------------------------------------------------------
                                                                $   14,095,780
--------------------------------------------------------------------------------
Transportation -- 2.2%
--------------------------------------------------------------------------------
    $  5,750       Connector 2000 Association, Inc., South
                   Carolina Toll Road, (Southern Connector),
                   5.25%, 1/1/23                                $    4,496,155
       4,735       Denver, CO, City and County Airport
                   Revenue, (AMT), 7.50%, 11/15/23                   5,169,484
      20,505       Massachusetts Turnpike Authority,
                   6.39%, 1/1/23(3)(4)                              17,892,048
       9,500       Massachusetts Turnpike Authority,
                   6.869%, 1/1/20(3)(4)                              8,368,075
       3,000       Tri-County, OR, Metropolitan Transportation
                   District, Variable Rate, 8/1/19(3)(4)             2,587,110
--------------------------------------------------------------------------------
                                                                $   38,512,872
--------------------------------------------------------------------------------
Water and Sewer -- 2.4%
--------------------------------------------------------------------------------
    $ 10,960       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(3)(4)        $   10,287,275
      10,135       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(3)(4)             9,181,601
      10,000       Houston, TX, Water and Sewer System,
                   4.75%, 12/1/24                                    8,521,200
         805       Metropolitan Southern California
                   Waterworks, 3.05%, 7/1/21                           805,000
       9,400       Metropolitan Southern California
                   Waterworks, Variable Rate, 7/1/27(3)(4)           7,471,308

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                         VALUE
--------------------------------------------------------------------------------

Water and Sewer (continued)
--------------------------------------------------------------------------------
    $  7,000       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(4)                  $    5,564,020
--------------------------------------------------------------------------------
                                                                $   41,830,404
--------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.2%
   (identified cost $1,732,006,176)                             $1,738,781,494
--------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.8%                          $   31,203,795
--------------------------------------------------------------------------------
Net Assets -- 100.0%                                            $1,769,985,289
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

At September 30, 2000, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

California                                                12.2%
Others, representing less than 10% individually           86.0%


The Portfolio invests primarily in debt securities issued by municipali- ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2000, 18.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.1% to 7.9% of total investments.

(1)  Non-income producing security.
(2)  Security has been issued as a leveraged inverse floater bond.
(3)  Security has been issued as an inverse floater bond.
(4)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.
(5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2000

ASSETS
------------------------------------------------------------
Investments, at value (identified cost,
   $1,732,006,176)                           $1,738,781,494
Cash                                                 23,423
Receivable for investments sold                      50,000
Interest receivable                              31,404,745
------------------------------------------------------------
TOTAL ASSETS                                 $1,770,259,662
------------------------------------------------------------

LIABILITIEs
------------------------------------------------------------
Demand note payable                          $      200,000
Payable to affiliate for Trustees' fees                 472
Accrued expenses                                     73,901
------------------------------------------------------------
TOTAL LIABILITIES                            $      274,373
------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $1,769,985,289
------------------------------------------------------------

SOURCES OF NET ASSETS
------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $1,763,209,971
Net unrealized appreciation (computed on
   the basis of identified cost)                  6,775,318
------------------------------------------------------------
TOTAL                                        $1,769,985,289
------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2000

INVESTMENT INCOME
------------------------------------------------------------
Interest                                     $  128,180,914
------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $  128,180,914
------------------------------------------------------------

EXPENSES
------------------------------------------------------------
Investment adviser fee                       $    8,345,694
Trustees fees and expenses                           34,841
Legal and accounting services                       133,558
Custodian fee                                       319,515
Miscellaneous                                       230,505
------------------------------------------------------------
TOTAL EXPENSES                               $    9,064,113
------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $      301,583
------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $      301,583
------------------------------------------------------------

NET EXPENSES                                 $    8,762,530
------------------------------------------------------------

NET INVESTMENT INCOME                        $  119,418,384
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (29,265,457)
-------------------------------------------------------------
NET REALIZED LOSS                            $  (29,265,457)
-------------------------------------------------------------
Change in unrealized appreciation
(depreciation) --
   Investments (identified cost basis)       $  (16,870,231)
-------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $  (16,870,231)
-------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $  (46,135,688)
-------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS   $   73,282,696
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                             SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $   119,418,384     $   136,988,870
   Net realized gain (loss)                   (29,265,457)         31,760,688
   Net change in unrealized appreciation
      (depreciation)                          (16,870,231)       (280,608,085)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    73,282,696  $     (111,858,527)
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   184,624,795  $      375,986,994
   Withdrawals                               (613,467,015)       (478,708,432)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $  (428,842,220) $     (102,721,438)
--------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (355,559,524) $     (214,579,965)
--------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
At beginning of year                      $ 2,125,544,813  $    2,340,124,778
--------------------------------------------------------------------------------
AT END OF YEAR                            $ 1,769,985,289  $    2,125,544,813
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 YEAR ENDED SEPTEMBER 30,
                                          -----------------------------------------------------------------------
                                             2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  0.48%          0.45%          0.45%          0.52%          0.49%
   Expenses after custodian fee reduction    0.47%          0.43%          0.43%          0.52%          0.48%
   Net investment income                     6.37%          5.92%          5.93%          6.51%          6.65%
Portfolio Turnover                             41%            60%            28%            17%            19%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)   $1,769,985     $2,125,545     $2,340,125     $2,181,615     $2,212,478
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000

NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------

     National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

     A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for Federal income tax purposes.

     C FEDERAL TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

     D    FINANCIAL  FUTURES  CONTRACTS  -- Upon  the  entering  of a  financial futures  contract,  the  Portfolio  is  required  to deposit  (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

     F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

     G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.



     H USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2000
NOTES TO FINANCIAL STATEMENTS CONT'D

          amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2000, the fee was equivalent to 0.45% of the Portfolio's average daily net assets for such period and amounted to $8,345,694. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2000, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 INVESTMENTS
--------------------------------------------
     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $763,508,479 and $1,116,383,302, respectively, for the year ended September 30, 2000.

4 FEDERAL INCOME TAX BASIS OF INVESTMENTS
--------------------------------------------
     The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,732,166,857
    --------------------------------------------------------
    Gross unrealized appreciation             $   90,413,630
    Gross unrealized depreciation                (83,798,993)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    6,614,637
    --------------------------------------------------------

5 LINE OF CREDIT
--------------------------------------------
      The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2000, the Portfolio had a balance outstanding pursuant to this line of credit of $200,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2000.

6 FINANCIAL INSTRUMENTS
--------------------------------------------
     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

     The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     At September 30, 2000, there were no outstanding obligations under these financial instruments.

NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST
----------------------------------------------
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipals Fund (one of the series constituting Eaton Vance Municipals Trust) as of September 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2000 and 1999 and the financial highlights for each of the years in the five-year period ended September 30, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Eaton Vance National Municipals Fund at September 30, 2000, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 3, 2000

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL MUNICIPALS FUND

OFFICERS                         TRUSTEES

Thomas J. Fetter                 Jessica M. Bibliowicz
President                        President and Chief Executive Officer,
                                 National Financial Partners
James B. Hawkes
Vice President and Trustee       Donald R. Dwight
                                 President, Dwight Partners, Inc.
Robert B. MacIntosh
Vice President                   Samuel L. Hayes, III
                                 Jacob H. Schiff Professor of Investment Banking
James L. O'Connor                Emeritus, Harvard University Graduate School
Treasurer                        of Business Administration

Alan R. Dynner                   Norton H. Reamer
Secretary                        President, Unicorn

                                 Lynn A. Stout
                                 Professor of Law,
                                 Georgetown University Law Center

                                 Jack L. Treynor
                                 Investment Adviser and Consultant

NATIONAL MUNICIPALS PORTFOLIO

OFFICERS                         TRUSTEES

Thomas J. Fetter                 Jessica M. Bibliowicz
President                        President and Chief Executive Officer,
                                 National Financial Partners
James B. Hawkes
Vice President and Trustee       Donald R. Dwight
                                 President, Dwight Partners, Inc.
Robert B. MacIntosh
Vice President                   Samuel L. Hayes, III
                                 Jacob H. Schiff Professor of Investment Banking
Thomas M. Metzold                Emeritus, Harvard University Graduate School of
Vice President and Portfolio     Business Administration
 Manager
                                 Norton H. Reamer
James L. O'Connor                President, Unicorn
Treasurer
                                 Lynn A. Stout
Alan R. Dynner                   Professor of Law,
Secretary                        Georgetown University Law Center

                                 Jack L. Treynor
                                 Investment Adviser and Consultant

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
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


INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022








EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

448-11/00                                                                HMSRC

[LOGO]  Mutual Funds
        for People
        Who Pay                                          EDUCATION
        Taxes (R)


          Annual Report July 31, 2000



                    EATON VANCE                                       Arizona
                    MUNICIPALS
                      TRUST                                          Colorado

                                                                   Conneticut

                                       [GRAPHIC]                     Michigan

                                                                    Minnesota

                                                                   New Jersey

[PHOTO]                                                          Pennsylvania

[PHOTO]                                                                 Texas

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

LETTER TO SHAREHOLDERS

[PHOTO]

Thomas J. Fetter
President

While municipal bond investors have faced the challenge of rising interest rates for much of the past year, the market has mounted a recovery in recent months. In its fight against inflation, the Federal Reserve has aggressively hiked interest rates, voicing concerns over higher labor costs, despite improvements in productivity. Now, after raising its key Federal Funds rate on six occasions since June 1999 for a total of 175 basis points (1.75%), there are at last some signs that the economy may have moderated from its blistering pace of the last year.

The bond market began the six-month period with a modest rally in February and March, as investors sought some refuge from the increasingly volatile equity markets. The rally stalled in April and May in anticipation of another Fed rate hike. However, by the end of the period, the Fed was hinting that it may be near the end of its interest-rate-hike cycle, which cheered bond investors. For the six-month period ended July 31, 2000, the Lehman Brothers Municipal Bond Index*
- a widely recognized, unmanaged index of municipal bonds - posted a return of 5.93%.

MUNICIPAL BONDS REMAIN AN UNDERVALUED ASSET CLASS...

Municipal bonds remained significantly undervalued relative to Treasury bonds. The numbers are most compelling. At July 31, the ratio of municipal yields to Treasury yields was 99% - exceptionally high by historical standards. Market anomalies such as this often create unusual opportunities. Indeed, considering their tax-exempt status, municipal bonds appear to be an excellent bargain for income-oriented investors.

------------------------------------------------------------------
MUNICIPAL BONDS YIELD 99% of TREASURY YIELDS

5.77%                               9.55%
30-Year AAA-rated                   Taxable equivalent yield
General Obligation (G0) Bonds*      in 39.6% tax bracket

5.78%
30-Year Treasury bond

Principal and interest payments of Treasury Securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are necessarily representative of a Fund's yield. Statistics as of July 31, 2000.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.
------------------------------------------------------------------

THE OUTLOOK FOR MUNICIPAL BONDS APPEARS TO BE IMPROVING...

While municipal bond investors have endured difficulties over the past year, we believe the outlook has improved. First, municipal issuance has declined dramatically. Second, a surge in Federal tax receipts has resulted in rising estimates for the Federal budget surplus, sharply reducing the Treasury's borrowing needs. Third, the Treasury Department has announced that it will buy back at least $30 billion of 10-to-30-year bonds this fiscal year. That could, over time, contribute to lower long-term interest rates.

Finally, we are encouraged that, in the midst of an election year, Congress and the Administration have continued to exercise a high degree of fiscal discipline. While we will closely monitor the economic proposals of the major party nominees for president, we are confident that the progress of recent years can be maintained. That could result in a much improved outlook for all fixed-income areas, including the municipal bond market.


                             Sincerely,

                             /s/ Thomas J. Fetter
                             Thomas J. Fetter
                             President
                             September 12, 2000


*It is not possible to invest directly in the Index.


-------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
                              YIELDS WILL CHANGE.
-------------------------------------------------------------------------------

EATON VANCE ARIZONA MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Economic indicators showed very strong growth for Arizona in the first quarter of 2000. The state's unemployment rate was only 3.6%, the lowest since 1969. Manufacturing jobs experienced renewed growth, especially in the Tucson area, which added such jobs at a 15% annual rate.

- Consumer spending remained healthy in early 2000, particularly for high-cost items: motor vehicle sales increased by more than 20%. In contrast to national trends, consumer confidence levels maintained record highs. Personal income grew by 7% in 1999, placing Arizona 7th in the nation in that category.

- At 15% of the Portfolio, escrowed bonds constituted the largest weighting at July 31. Escrowed bonds are pre-refunded in advance of their call date and, backed by Treasury bonds, are deemed very high quality.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
--------------------------------------------------------------------------------
AAA                52.2%
AA                 14.7%
A                   9.5%
BBB                 4.4%
BB                  3.2%
B                   0.9%
Non-Rated          15.1%

+ May not represent the Portfolio's current or future investments.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                                1.56%       0.81%
Five Years                                              5.20        4.56
Life of Fund+                                           4.36        6.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------
One Year                                               -3.25%      -4.00%
Five Years                                              4.19        4.23
Life of Fund+                                           3.60        6.00

+ Inception date: Class A: 12/13/93; Class B: 7/25/91


THE FUND
--------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.56% and 0.81%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.48 on July 31, 2000 from $9.85 on July 31, 1999, and the reinvestment of $0.502 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.54 from $10.95, and the reinvestment of $0.480 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.27% for Class A and 4.51% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.19% and 7.86%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.94% and 4.41%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.62% and 7.69% respectively.(4)

[EDGAR REPRESENTATION OF GRAPH]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE ARIZONA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
July 31, 1991 - July 31, 2000

                               7/91     7/93     7/95     7/97     7/99     7/00
                           -----------------------------------------------------
Lehman Brothers
Municipal Bond Index         $10,000

Eaton Vance Arizona
Municpals Fund, Class B      $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 7/25/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond Index,a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $13,272 on 7/31/00; $12,640, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable- equivalent rates assume maximum 42.64% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.33% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE COLORADO MUNICIPALS FUND AS OF JULY 31, 2000
INVESTMENT UPDATE

[PHOTO]

William H. Ahern
Portfolio Manager


MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Colorado's economy continued to exhibit signs of strong growth in the first half of 2000, with the only indication of a slowdown occurring in the construction market. The rising price of residential homes has resulted in a shift away from single-family to multi-family construction. At July 31, bonds for multi-family housing represented nearly 10% of the Portfolio.

- The Denver-Boulder inflation rate, an indicator of inflation for the state, rose 2.9% in 1999, slightly higher than the national rate but still relatively low. The forecasted increase for 2000 is 3.2%. Colorado has higher inflation than the U.S. because of the strength of its economy and higher employment costs.

- A recent study showed that Coloradans are highly dependent on their cars and trucks - 85% of all trips in the state are made by motor vehicle. At 18% of the Portfolio, the largest sector weighting at July 31 was insured transportation issues,* including two issues from the Colorado Public Highway Authority.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
--------------------------------------------------------------------------------
AAA                44.5%
AA                 10.2%
A                  16.6%
BBB                 8.9%
Non-Rated          19.8%

+May not represent the Portfolio's current or future investments.

--------------------------------------------------------------------------------

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                                1.18%       0.45%
Five Years                                              5.27        4.62
Life of Fund+                                           4.00        4.97

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               -3.65%      -4.34%
Five Years                                              4.25        4.28
Life of Fund+                                           3.24        4.97

+Inception date: Class A: 12/10/93; Class B: 8/25/92

THE FUND
--------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.18% and 0.45%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.16 on July 31, 2000 from $9.57 on July 31, 1999, and the reinvestment of $0.504 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.97 from $10.41, and the reinvestment of $0.471 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.46% for Class A and 4.69% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.49% and 8.15%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 5.29% and 4.82%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.20% and 8.38% respectively.(4)


[EDGAR REPRESENTATION OF GRAPH]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE COLORADO MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
August 31, 1992 - July 31, 2000

                                8/92      8/94      8/96      8/99      7/00
                           -----------------------------------------------------
Lehman Brothers
Municipal Bond Index         $10,000

Eaton Vance Colorado
Municpals Fund, Class B      $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 8/25/92. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
     Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,974 on 7/31/00; $12,356, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
     (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.47% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.63% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE CONNECTICUT MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]


William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- The Connecticut economy maintained its strong expansion in the first half of 2000. The unemployment rate continued to drop to record lows, and the number of new jobs increased from 1999. Similar to the U.S. economy, however, Connecticut has had some indications of a slowdown - the state's manufacturing activity and housing starts are down this year.

- Education and insured education bonds,* combined, accounted for more than 20% of the Portfolio's holdings at July 31. These bonds included issues from University of Connecticut, Trinity College, and Yale University.

- Call protection remained an important element of management's strategy. As more bonds reached early redemption dates, management increased call protection to help improve the Portfolio's performance.

*Private insurance does not decrease the risk of loss of principal associated with these investments.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
--------------------------------------------------------------------------------
AAA                38.9%
AA                 20.0%
A                  11.0%
BBB                17.8%
BB                  1.0%
Non-Rated          11.3%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                                2.09%       1.31%
Five Years                                              5.48        4.68
Life of Fund+                                           5.72        5.00

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               -2.74%      -3.54%
Five Years                                              4.46        4.35
Life of Fund+                                           4.91        5.00

+ Inception date: Class A: 4/19/94; Class B: 5/1/92


THE FUND
--------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 2.09% and 1.31%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $10.14 on July 31, 2000 from $10.46 on July 31, 1999, and the reinvestment of $0.518 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.09 from $10.40, and the reinvestment of $0.431 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.03% for Class A and 4.24% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.72% and 7.35%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.83% and 4.26%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.37% and 7.39% respectively.(4)


[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CONNECTICUT MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
May 31, 1992 - July 31, 2000

                              5/92       5/94       5/96       5/98       7/00
                           -----------------------------------------------------
Lehman Brothers
Municipal Bond Index         $10,000

Eaton Vance Connecticut
Municpals Fund, Class B      $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 5/1/92. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
     Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/30/94 at net asset value would have grown to $14,193 on 7/31/00; $13,517, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
     (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.59% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE MICHIGAN MUNICIPALS FUND AS OF JULY 31, 2000
INVESTMENT UPDATE

[PHOTO]


William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- Critical components of the Michigan economy, car and light truck sales in the U.S., as of April 2000, were up more than 10% from last year's phenomenal pace. Real disposable income in the U.S, a leading indicator of durable goods expenditures such as light vehicles, grew by 2.2% in the U.S. in the first quarter and 4.0% for all of 1999, an encouraging sign for continuing strength in Michigan's economy.

- Insured water and sewer issues* were among the Portfolio's largest holdings (10.7%) at July 31. The pace of residential construction has increased the need for infrastructure improvements, resulting in ample supply and attractive yields for this sector.

- Healthcare bonds represented the Portfolio's largest sector weighting at July 31. In a very competitive Michigan healthcare market, the Portfolio focused on those institutions with sound financial structures, good management and a favorable demographic base.

*Private insurance does not decrease the risk of loss of principal associated with these investments.


[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
-------------------------------------------------------------------------------
AAA                55.4%
AA                  2.4%
A                  23.0%
BBB                 7.5%
BB                  0.8%
Non-Rated          10.9%

+May not represent the Portfolio's current or future investments.
-------------------------------------------------------------------------------

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                                1.55%       0.75%
Five Years                                              4.80        4.24
Life of Fund+                                           3.64        5.35

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------
One Year                                               -3.27%      -4.04%
Five Years                                              3.78        3.91
Life of Fund+                                           2.88        5.35

+Inception date: Class A: 12/7/93; Class B: 4/19/91

THE FUND
--------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.55% and 0.75%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.04 on July 31, 2000 from $9.43 on July 31, 1999, and the reinvestment of $0.471 per share in tax-free income and $0.043 per share capital gain distribution.(2) For Class B, this return resulted from a decline in NAV to $10.09 from $10.52, and the reinvestment of $0.447 per share in tax-free income and $0.043 per share capital gain distribution.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.27% for Class A and 4.46% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.22% and 7.81%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.88% and 4.41%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.54% and 7.72% respectively.(4)


[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MICHIGAN MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
April 30, 1991 - July 31, 2000

                              4/91     4/93     4/95     4/97     4/99      7/00
                           -----------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance Michigan
Municpals Fund, Class B     $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 4/19/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
     Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,685 on 7/31/00; $12,081, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 42.86% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.66% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------

EATON VANCE MINNESOTA MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]

Robert B. MacIntosh
Portfolio Manager


MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Minnesota's seasonally adjusted unemployment rate at the end of July was 2.5%. Non-farm employment levels continued to rise, with the construction industry leading the way with a job growth rate of 6.9% from April 1999 to April 2000. Employment in retail and services also grew, offsetting a decrease in manufacturing jobs.

- The Federal Reserve Bank of Minnesota forecasts continued economic expansion for the region through 2001. An ongoing tight labor market will provide steadily increasing wage and price pressure, however, as employers are forced to lure qualified workers with higher compensation packages.

- In the Portfolio, management slightly reduced its exposure to zero-coupon bonds, as falling interest rates through the year caused zero-coupon bonds to appreciate dramatically. In addition, management chose not to increase its exposure to the hospital/healthcare industry, which has been experiencing intense competition and revenue pressures.

[EDGAR REPRESENTATION OF PIE CHART]


RATING DISTRIBUTION+
-------------------------------------------------------------------------------
AAA                38.6%
AA                 15.0%
A                  17.6%
BBB                17.2%
Non-Rated          11.6%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000
PERFORMANCE(6)                                          Class A     Class B
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------
One Year                                                1.21%       0.52%
Five Years                                              4.87        4.18
Life of Fund+                                           3.80        4.83

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-----------------------------------------------------------------------------
One Year                                               -3.58%      -4.29%
Five Years                                              3.87        3.85
Life of Fund+                                           3.04        4.83

+ Inception date: Class A: 12/9/93; Class B: 7/29/91

THE FUND
--------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.21% and 0.52%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.07 on July 31, 2000 from $9.46 on July 31, 1999, and the reinvestment of $0.486 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.77 from $ 10.17, and the reinvestment of $0.437 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.35% for Class A and 4.52% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.63% and 8.13%, respectively.(4)

- The SEC 30-day yields for July 31 were 5.17% and 4.63%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.30% and 8.33% respectively.(4)


[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MINNESOTA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
July 31, 1991 - July 31, 2000

                          7/91      7/93      7/95      7/97      7/99      7/00
                        --------------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance Minnesota
Municpals Fund, Class B     $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 7/29/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations. The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
     Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $12,813 on 7/31/00; $12,203, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable- equivalent rates assume maximum 44.43% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.38% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
-------------------------------------------------------------------------------

EATON VANCE NEW JERSEY MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]

Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Despite a continuing decline in manufacturing, the New Jersey economy was sustained in the first half of 2000 by strong growth in the finance and trade sectors. Non-farm employment dropped off somewhat in July, though seasonal job losses were offset by gains in the retail and service sectors. The state's July 2000 jobless rate was 3.7%, down from 4.7% a year ago.

- The New Jersey Shore tourism industry was on track for another strong summer. Although unseasonably cool weather in 2000 resulted in a decline in some area businesses, overall the Shore has been a thriving tourist destination, thanks in part to New Jersey's strong economy.

- New Jersey tax-exempt bonds, experiencing strong demand from retail markets, were recently trading at high price levels. Consequently, management continued its exposure to non-traditional issuers, such as Puerto Rico and Guam, which can provide sound investments at reasonable price levels. In addition, with yield spreads tightening, management reduced positions in lower investment grade-quality credits.

[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
- ------------------------------------------------------------------------------
AAA                24.6%
AA                 16.3%
A                  13.7%
BBB                15.9%
BB                  7.2%
B                   1.0%
Non-Rated          21.3%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
- ---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
- ---------------------------------------------------------------------------
One Year                                                1.34%       0.63%
Five Years                                              5.26        4.39
Life of Fund+                                           5.41        5.61

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
- ----------------------------------------------------------------------------
One Year                                               -3.49%      -4.17%
Five Years                                              4.23        4.05
Life of Fund+                                           4.60        5.61

+Inception date: Class A: 4/13/94; Class B: 1/8/91

THE FUND
 -------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.34% and 0.63%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.76 on July 31, 2000 from $10.19 on July 31, 1999, and the reinvestment of $0.543 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.18 from $ 10.61, and the reinvestment of $0.478 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.48% for Class A and 4.67% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.69% and 8.26%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 5.31% and 4.80%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.39% and 8.49% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW JERSEY MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
January 31, 1991 - July 31, 2000


                           1/91     1/93     1/95     1/97     1/99      7/00
                           -----------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance New Jersey
Municpals Fund, Class B     $10,000

* Source: TowersData, Bethesda, MD. Investment operations commenced on 1/8/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
     Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 4/30/94 at net asset value would have grown to $13,938 on 7/31/00; $13,274, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
     (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 43.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

- ------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.64% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
- ------------------------------------------------------------------------------

EATON VANCE PENNSYLVANIA MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]

Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
- ------------------------------------------------------------------------------

- Pennsylvania continued its economic expansion, paced by strong gains in the construction and service sectors. Total non-farm jobs rose 55,000 over the past year, paced by strong gains in the service sector. The Commonwealth's July 2000 unemployment rate was 4.0%, remaining at the lowest level in 27 years.

- Lehigh Valley communities have made a concerted effort in recent years to draw technology to an area whose economy was once dominated by steel production. The cities of Allentown, Easton and Bethlehem have created nearly 40,000 new high-tech jobs since the mid-1990s.

- The Portfolio maintained its exposure to industrial development revenue bonds (IDBs), the largest sector weighting (17.2%) at July 31, 2000. In addition to providing above-average coupons, IDBs provide financing for projects for well-known companies, including SunCompany. and Corning, Inc.


[EDGAR REPRESENTATION OF PIE CHART]

RATING DISTRIBUTION+
- ------------------------------------------------------------------------------
AAA                47.2%
AA                  1.1%
A                  13.7%
BBB                12.7%
BB                  2.6%
Non-Rated          22.7%

+May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
- ---------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
- ---------------------------------------------------------------------------
One Year                                                0.58%      -0.15%
Five Years                                              4.72        3.83
Life of Fund+                                           4.95        5.27

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
- ----------------------------------------------------------------------------
One Year                                               -4.21%      -4.91%
Five Years                                              3.70        3.50
Life of Fund+                                           4.12        5.27

+Inception date: Class A: 6/1/94; Class B: 1/8/91

THE FUND
--------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 0.58% and -0.15%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.48 on July 31, 2000 from $9.99 on July 31, 1999, and the reinvestment of $0.552 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $9.80 from $ 10.31, and the reinvestment of $0.482 per share in tax-free income.2

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.70% for Class A and 4.85% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.71% and 8.26%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 5.57% and 5.09%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 9.49% and 8.67% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL BOND INDEX*
January 31, 1991 - July 31, 2000

                              1/91     1/93     1/95     1/97     1/99      7/00
                           -----------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance Pennsylvania
Municpals Fund, Class B     $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 1/8/91. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B shares with that of the Lehman Brothers Municipal Bond
     Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 6/30/94 at net asset value would have grown to $13,472 on 7/31/00; $12,831, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 41.29% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


- ------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.59% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
- ------------------------------------------------------------------------------

EATON VANCE TEXAS MUNICIPALS FUND AS OF JULY 31, 2000

INVESTMENT UPDATE

[PHOTO]


Thomas M. Metzold
Portfolio Manager


MANAGEMENT UPDATE
- ------------------------------------------------------------------------------

- The seasonally adjusted unemployment rate in Texas was 4.1% in July 2000, versus 4.6% the previous year. It is the lowest rate recorded in the state since 1979. While non-farm employment fell in July, mostly due to losses in government jobs, most other major industries saw employment gains, especially the services sector.

- A thriving economy and a tight labor market have coincided with declining unemployment rates near the Texas/Mexico border, which historically has had some of the highest unemployment rates in the nation. Whether workers are leaving the area to seek employment elsewhere in the state is as yet unclear, but the border region is experiencing its lowest unemployment in decades and is benefiting from the statewide economic boom.

- Constituting 31.8% of the Portfolio at July 31, general obligations played a significant role in the Portfolio. Amid a strong economy and impressive personal income growth, the state and local coffers enjoyed a surge in tax revenues. The Portfolio's G.O. holdings included several regional school systems, as well as Texas Veterans' Housing Assistance bonds.


[EDGAR REPRESENTATION OF PIE CHART]


RATING DISTRIBUTION+
- ------------------------------------------------------------------------------
AAA                55.9%
AA                 13.2%
A                  10.5%
BBB                 5.5%
Non-Rated          14.9%

+ May not represent the Portfolio's current or future investments.

FUND INFORMATION
AS OF JULY 31, 2000

PERFORMANCE(6)                                          Class A     Class B
- ---------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
- ---------------------------------------------------------------------------
One Year                                                1.74%       0.91%
Five Years                                              5.43        4.79
Life of Fund+                                           4.12        5.56

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
- ----------------------------------------------------------------------------
One Year                                               -3.12%      -3.90%
Five Years                                              4.41        4.46
Life of Fund+                                           3.36        5.56

+Inception date: Class A: 12/8/93; Class B: 3/24/92

THE FUND
- ------------------------------------------------------------------------------

- During the year ended July 31, 2000, the Fund's Class A and Class B shares had total returns of 1.74% and 0.91%, respectively.(1) For Class A, this return resulted from a decline in net asset value (NAV) per share to $9.21 on July 31, 2000 from $9.56 on July 31, 1999, and the reinvestment of $0.495 per share in tax-free income.(2) For Class B, this return resulted from a decline in NAV to $10.31 from $ 10.71, and the reinvestment of $0.479 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on July 31, 2000, the distribution rates were 5.21% for Class A and 4.47% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.63% and 7.40%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at July 31 were 4.85% and 4.35%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.03% and 7.20% respectively.(4)



[EDGAR REPRESENTATION OF GRAPH]
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TEXAS MUNICIPALS FUND, CLASS B VS. THE LEHMAN BROTHERS MUNICIPAL
BOND INDEX*
March 31, 1992 - July 31, 2000


                            3/92        3/94        3/96        3/98        7/00
                           -----------------------------------------------------
Lehman Brothers
Municipal Bond Index        $10,000

Eaton Vance Texas
Municpals Fund, Class B     $10,000


* Source: TowersData, Bethesda, MD. Investment operations commenced on 3/24/92. Index information is available only at month end; therefore, the line comparison begins at the next month following the commencement of the Fund's investment operations.The chart compares the total return of the Fund's Class B with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers Municipal Bond Index. An investment in Class A shares on 12/31/93 at net asset value would have grown to $13,080 on 7/31/00; $12,458, including the 4.75% maximum sales charge. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

- ------------------------------------------------------------------------------
    FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.86% of the total dividends paid by the Fund from net investment income during the year ended July 31, 2000 was designated as an exempt-interest dividend.
--------------------------------------------------------------------------------
                                      10

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                          ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
- ------------------------------------------------------------------------------------------------------
Assets
- ------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $72,776,275    $31,280,543     $132,350,790     $84,199,357
   Unrealized appreciation
      (depreciation)                          847,705       (660,885)         785,841       1,377,091
- ------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT, AT VALUE                $73,623,980    $30,619,658     $133,136,631     $85,576,448
- ------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $    23,419    $        --     $    258,555     $     2,137
Prepaid expenses                                   --          7,400            9,400              --
- ------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $73,647,399    $30,627,058     $133,404,586     $85,578,585
- ------------------------------------------------------------------------------------------------------

Liabilities
- ------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $    50,334    $    86,117     $    300,118     $   115,817
Dividends payable                             127,272         55,825          222,566         149,753
Payable to affiliate for Trustees' fees           155             --               --             403
Accrued expenses                               27,777         13,405           53,433          32,357
- ------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   205,538    $   155,347     $    576,117     $   298,330
- ------------------------------------------------------------------------------------------------------
NET ASSETS                                $73,441,861    $30,471,711     $132,828,469     $85,280,255
- ------------------------------------------------------------------------------------------------------

Sources of Net Assets
- ------------------------------------------------------------------------------------------------------
Paid-in capital                           $73,707,135    $31,901,945     $136,370,614     $85,687,532
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                          (985,707)      (784,864)      (4,237,847)     (1,702,984)
Accumulated undistributed (distributions
   in excess of) net investment income       (127,272)        15,515          (90,139)        (81,384)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of
   identified cost)                           847,705       (660,885)         785,841       1,377,091
- ------------------------------------------------------------------------------------------------------
TOTAL                                     $73,441,861    $30,471,711     $132,828,469     $85,280,255
- ------------------------------------------------------------------------------------------------------

Class A Shares
- ------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 5,063,889    $ 2,026,182     $  8,850,880     $ 2,700,540
SHARES OUTSTANDING                            534,409        221,213          872,686         298,694
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.48    $      9.16     $      10.14     $      9.04
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                    $      9.95    $      9.62     $      10.65     $      9.49
- ------------------------------------------------------------------------------------------------------

Class B Shares
- ------------------------------------------------------------------------------------------------------
NET ASSETS                                $68,377,972    $28,445,529     $123,977,589     $82,579,715
SHARES OUTSTANDING                          6,487,867      2,851,697       12,283,857       8,181,363
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.54    $      9.97     $      10.09     $     10.09
- ------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
- ---------------------------------------------------------------------------------------------------------
Assets
- ---------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                         $48,131,894     $248,404,183      $246,457,700     $10,775,129
   Unrealized appreciation
      (depreciation)                           715,974           (4,689)       (8,765,560)        235,269
- ---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT, AT VALUE                 $48,847,868     $248,399,494      $237,692,140     $11,010,398
- ---------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold            $     1,778     $    275,291      $     67,741     $     4,044
Prepaid expenses                                 4,439            9,400                --          11,601
- ---------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $48,854,085     $248,684,185      $237,759,881     $11,026,043
- ---------------------------------------------------------------------------------------------------------

Liabilities
- ---------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed           $     3,887     $    212,692      $    151,147     $        --
Dividends payable                               90,849          459,794           443,204          19,122
Payable to affiliate for Trustees' fees             21               --               403              --
Accrued expenses                                20,008           91,275            83,504          15,367
- ---------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $   114,765     $    763,761      $    678,258     $    34,489
- ---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $48,739,320     $247,920,424      $237,081,623     $10,991,554
- ---------------------------------------------------------------------------------------------------------

Sources of Net Assets
- ---------------------------------------------------------------------------------------------------------
Paid-in capital                            $51,772,672     $254,354,406      $255,612,284     $11,191,984
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (3,745,078)      (6,203,587)       (9,314,660)       (422,764)
Accumulated distributions in excess of
   net investment income                        (4,248)        (225,706)         (450,441)        (12,935)
Net unrealized appreciation
   (depreciation) from Portfolio
   (computed on the basis of
   identified cost)                            715,974           (4,689)       (8,765,560)        235,269
- ---------------------------------------------------------------------------------------------------------
TOTAL                                      $48,739,320     $247,920,424      $237,081,623     $10,991,554
- ---------------------------------------------------------------------------------------------------------

Class A Shares
- ---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 5,079,028     $ 14,690,197      $  9,302,429     $   343,330
SHARES OUTSTANDING                             559,673        1,505,506           980,841          37,296
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      9.07     $       9.76      $       9.48     $      9.21
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of net asset
      value per share)                     $      9.52     $      10.25      $       9.95     $      9.67
- ---------------------------------------------------------------------------------------------------------

Class B Shares
- ---------------------------------------------------------------------------------------------------------
NET ASSETS                                 $43,660,292     $233,230,227      $227,779,194     $10,648,224
SHARES OUTSTANDING                           4,470,552       22,920,416        23,236,685       1,032,709
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)     $      9.77     $      10.18      $       9.80     $     10.31
- ---------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                          ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
- ------------------------------------------------------------------------------------------------------
Investment Income
- ------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $ 4,937,160    $ 2,062,167     $ 8,476,848      $ 5,768,483
Expenses allocated from Portfolio            (406,321)      (121,047)       (683,140)        (481,034)
- ------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 4,530,839    $ 1,941,120     $ 7,793,708      $ 5,287,449
- ------------------------------------------------------------------------------------------------------

Expenses
- ------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $     1,042    $       187     $     4,391      $     3,736
Distribution and service fees
   Class A                                      8,625          3,766          15,221            2,481
   Class B                                    699,977        289,724       1,253,308          816,678
Legal and accounting services                  32,079         14,552          16,427           32,468
Printing and postage                           10,113          3,887          15,303           12,036
Custodian fee                                  11,875          5,329          17,719           13,685
Transfer and dividend disbursing agent
   fees                                        66,689         28,858         128,202           82,154
Registration fees                               7,620          1,663           1,619            2,900
Miscellaneous                                  12,624          8,610          14,089           19,005
- ------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   850,644    $   356,576     $ 1,466,279      $   985,143
- ------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 3,680,195    $ 1,584,544     $ 6,327,429      $ 4,302,306
- ------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
- ------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (527,758)   $    (9,485)    $  (388,620)     $(1,675,035)
   Financial futures contracts                 (1,488)         6,302          21,285           38,732
   Options                                         --         (5,327)        (22,830)              --
- ------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                         $  (529,246)   $    (8,510)    $  (390,165)     $(1,636,303)
- ------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $(3,317,432)   $(1,669,441)    $(4,808,155)     $(2,821,594)
   Financial futures contracts                 (1,787)         1,079           4,586            1,618
- ------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,319,219)   $(1,668,362)    $(4,803,569)     $(2,819,976)
- ------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,848,465)   $(1,676,872)    $(5,193,734)     $(4,456,279)
- ------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $  (168,270)   $   (92,328)    $ 1,133,695      $  (153,973)
- ------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
- --------------------------------------------------------------------------------------------------------
Investment Income
- --------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio          $ 3,280,707     $ 17,202,166      $ 17,367,688     $ 818,649
Expenses allocated from Portfolio             (223,602)      (1,445,515)       (1,549,519)      (62,152)
- --------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO       $ 3,057,105     $ 15,756,651      $ 15,818,169     $ 756,497
- --------------------------------------------------------------------------------------------------------

Expenses
- --------------------------------------------------------------------------------------------------------
Trustees fees and expenses                 $     2,224     $      4,391      $      4,826     $     241
Distribution and service fees
   Class A                                       8,681           24,879            15,654           659
   Class B                                     443,898        2,317,242         2,394,373       119,776
Legal and accounting services                    5,566            4,673            32,130        14,716
Printing and postage                             8,613           33,725            30,933         2,326
Custodian fee                                    9,207           25,810            26,735         6,530
Transfer and dividend disbursing agent
   fees                                         48,198          231,714           258,355        10,926
Registration fees                                  712           11,285             6,950         2,060
Miscellaneous                                   11,731           23,937            30,508         6,512
- --------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                             $   538,830     $  2,677,656      $  2,800,464     $ 163,746
- --------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                      $ 2,518,275     $ 13,078,995      $ 13,017,705     $ 592,751
- --------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
- --------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                          $  (607,081)    $    (11,015)     $    210,641     $(291,803)
   Financial futures contracts                  (1,277)          (6,305)           11,827            --
- --------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                   $  (608,358)    $    (17,320)     $    222,468     $(291,803)
- --------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                             $(1,965,078)    $(13,347,272)     $(15,716,003)    $(374,388)
   Financial futures contracts                 (47,823)        (409,911)           (5,955)           --
- --------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                          $(2,012,901)    $(13,757,183)     $(15,721,958)    $(374,388)
- --------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS           $(2,621,259)    $(13,774,503)     $(15,499,490)    $(666,191)
- --------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $  (102,984)    $   (695,508)     $ (2,481,785)    $ (73,440)
- --------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
- ------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  3,680,195   $ 1,584,544     $  6,327,429    $  4,302,306
   Net realized loss                          (529,246)       (8,510)        (390,165)     (1,636,303)
   Net change in unrealized appreciation
      (depreciation)                        (3,319,219)   (1,668,362)      (4,803,569)     (2,819,976)
- ------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (168,270)  $   (92,328)    $  1,133,695    $   (153,973)
- ------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (241,991)  $  (106,729)    $   (458,160)   $   (115,116)
      Class B                               (3,438,204)   (1,484,089)      (5,694,569)     (4,061,767)
   In excess of net investment income
      Class A                                   (4,234)           --               --              --
      Class B                                  (31,164)           --               --              --
   In excess of net realized gain
      Class A                                       --            --               --         (12,152)
      Class B                                       --            --               --        (372,944)
- ------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (3,715,593)  $(1,590,818)    $ (6,152,729)   $ (4,561,979)
- ------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  1,256,117   $   409,768     $  2,421,487    $  1,766,416
      Class B                                3,886,251     2,109,410        6,078,777       2,345,318
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  156,624        56,650          266,074          45,897
      Class B                                1,224,573       728,019        2,677,695       2,138,787
   Cost of shares redeemed
      Class A                               (1,568,597)     (379,583)      (2,754,771)       (805,002)
      Class B                              (21,720,622)   (8,492,691)     (29,087,934)    (24,588,871)
- ------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $(16,765,654)  $(5,568,427)    $(20,398,672)   $(19,097,455)
- ------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $(20,649,517)  $(7,251,573)    $(25,417,706)   $(23,813,407)
- ------------------------------------------------------------------------------------------------------

Net Assets
- ------------------------------------------------------------------------------------------------------
At beginning of year                      $ 94,091,378   $37,723,284     $158,246,175    $109,093,662
- ------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 73,441,861   $30,471,711     $132,828,469    $ 85,280,255
- ------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
- ------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (127,272)  $    15,515     $    (90,139)   $    (81,384)
- ------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
- ---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  2,518,275    $ 13,078,995      $ 13,017,705     $   592,751
   Net realized gain (loss)                    (608,358)        (17,320)          222,468        (291,803)
   Net change in unrealized appreciation
      (depreciation)                         (2,012,901)    (13,757,183)      (15,721,958)       (374,388)
- ---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                              $   (102,984)   $   (695,508)     $ (2,481,785)    $   (73,440)
- ---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (263,336)   $   (896,106)     $   (527,105)    $   (22,049)
      Class B                                (2,143,787)    (11,892,126)      (12,490,600)       (582,429)
   In excess of net investment income
      Class A                                        --          (4,341)          (17,518)           (693)
      Class B                                        --              --          (105,334)        (11,501)
- ---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $ (2,407,123)   $(12,792,573)     $(13,140,557)    $  (616,672)
- ---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  1,573,689    $  3,218,079      $  1,932,075     $    42,161
      Class B                                 2,242,405       9,201,444         7,903,213         487,869
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   109,042         364,616           332,672           8,438
      Class B                                 1,144,172       5,782,003         5,211,975         207,401
   Cost of shares redeemed
      Class A                                (1,249,986)     (6,914,908)       (3,097,089)       (143,305)
      Class B                               (12,747,156)    (58,358,315)      (73,380,671)     (4,597,501)
- ---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $ (8,927,834)   $(46,707,081)     $(61,097,825)    $(3,994,937)
- ---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $(11,437,941)   $(60,195,162)     $(76,720,167)    $(4,685,049)
- ---------------------------------------------------------------------------------------------------------

Net Assets
- ---------------------------------------------------------------------------------------------------------
At beginning of year                       $ 60,177,261    $308,115,586      $313,801,790     $15,676,603
- ---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $ 48,739,320    $247,920,424      $237,081,623     $10,991,554
- ---------------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net
investment income included in net assets
- ---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $     (4,248)   $   (225,706)     $   (450,441)    $   (12,935)
- ---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
- ------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $  4,282,323   $ 1,740,925     $  6,841,982    $  4,920,189
   Net realized gain                         1,622,655       811,139        1,435,275       2,217,392
   Net change in unrealized appreciation
      (depreciation)                        (4,960,998)   (2,289,164)      (5,197,247)     (6,686,326)
- ------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    943,980   $   262,900     $  3,080,010    $    451,255
- ------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $   (301,613)  $  (113,038)    $   (367,948)   $    (77,207)
      Class B                               (3,980,710)   (1,659,567)      (6,438,328)     (4,801,254)
   In excess of net investment income
      Class A                                   (1,295)           --               --              --
      Class B                                  (75,917)           --               --              --
   From net realized gain
      Class A                                       --            --               --          (2,684)
      Class B                                       --            --               --        (148,743)
- ------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $ (4,359,535)  $(1,772,605)    $ (6,806,276)   $ (5,029,888)
- ------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $  5,695,521   $   410,035     $  5,614,029    $    476,350
      Class B                                7,317,398     3,574,611       10,368,849       4,918,939
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  145,259        58,140          213,503          50,026
      Class B                                1,488,338       842,774        3,425,924       2,605,627
   Cost of shares redeemed
      Class A                               (3,679,906)     (536,119)      (1,587,114)       (244,401)
      Class B                              (16,250,220)   (4,822,974)     (20,380,835)    (23,876,690)
- ------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $ (5,283,610)  $  (473,533)    $ (2,345,644)   $(16,070,149)
- ------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $ (8,699,165)  $(1,983,238)    $ (6,071,910)   $(20,648,782)
- ------------------------------------------------------------------------------------------------------

Net Assets
- ------------------------------------------------------------------------------------------------------
At beginning of year                      $102,790,543   $39,706,522     $164,318,085    $129,742,444
- ------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $ 94,091,378   $37,723,284     $158,246,175    $109,093,662
- ------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
- ------------------------------------------------------------------------------------------------------
AT END OF YEAR                            $   (167,857)  $    21,789     $   (264,839)   $   (203,652)
- ------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
- ---------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                   $  2,807,821    $ 14,517,141      $ 15,476,859     $   737,118
   Net realized gain                            848,429       7,082,662         5,867,482         329,438
   Net change in unrealized appreciation
      (depreciation)                         (3,102,438)    (19,049,564)      (18,321,912)       (862,442)
- ---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                              $    553,812    $  2,550,239      $  3,022,429     $   204,114
- ---------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                              $   (225,700)   $   (830,624)     $   (567,134)    $   (21,492)
      Class B                                (2,582,121)    (13,686,517)      (15,120,969)       (719,293)
   In excess of net investment income
      Class A                                    (3,995)         (8,497)          (11,869)             --
      Class B                                    (5,888)        (19,571)         (316,467)             --
- ---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS        $ (2,817,704)   $(14,545,209)     $(16,016,439)    $  (740,785)
- ---------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                              $  1,586,280    $ 10,874,081      $  9,157,522     $   263,076
      Class B                                 4,513,386      26,459,043        16,392,325         717,516
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   117,088         407,915           372,064          11,491
      Class B                                 1,383,773       7,147,875         7,015,145         274,459
   Cost of shares redeemed
      Class A                                  (681,021)     (3,283,634)       (6,986,416)       (173,118)
      Class B                               (11,372,093)    (49,220,137)      (57,299,191)     (2,240,673)
- ---------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                      $ (4,452,587)   $ (7,614,857)     $(31,348,551)    $(1,147,249)
- ---------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                 $ (6,716,479)   $(19,609,827)     $(44,342,561)    $(1,683,920)
- ---------------------------------------------------------------------------------------------------------

Net Assets
- ---------------------------------------------------------------------------------------------------------
At beginning of year                       $ 66,893,740    $327,725,413      $358,144,351     $17,360,523
- ---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $ 60,177,261    $308,115,586      $313,801,790     $15,676,603
- ---------------------------------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of) net
investment income included in net assets
- ---------------------------------------------------------------------------------------------------------
AT END OF YEAR                             $   (148,119)   $   (512,128)     $   (327,589)    $    10,986
- ---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS


                                      ARIZONA FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                  2000(1)     1999(1)     1998(1)
- ------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.850     $10.200     $10.090
- ------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------
Net investment income             $ 0.495     $ 0.504     $ 0.499
Net realized and unrealized
   gain (loss)                     (0.363)     (0.348)      0.126
- ------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.132     $ 0.156     $ 0.625
- ------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------
From net investment income        $(0.493)    $(0.504)    $(0.499)
In excess of net investment
   income                          (0.009)     (0.002)     (0.016)
- ------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.502)    $(0.506)    $(0.515)
- ------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.480     $ 9.850     $10.200
- ------------------------------------------------------------------

TOTAL RETURN(2)                      1.56%       1.48%       6.34%
- ------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 5,064     $ 5,409     $ 3,498
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.89%       0.77%       0.78%
   Expenses after custodian
      fee reduction(3)               0.88%       0.76%       0.76%
   Net investment income             5.30%       4.90%       4.88%
Portfolio Turnover of the
   Portfolio                           25%         38%         23%
- ------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     ARIZONA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
- -----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.950      $11.340      $11.220     $ 10.680     $ 10.530
- -----------------------------------------------------------------------------------------------

Income (loss) from operations
- -----------------------------------------------------------------------------------------------
Net investment income              $ 0.476      $ 0.472      $ 0.476     $  0.486     $  0.482
Net realized and unrealized
   gain (loss)                      (0.409)      (0.381)       0.134        0.539        0.161
- -----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $ 0.067      $ 0.091      $ 0.610     $  1.025     $  0.643
- -----------------------------------------------------------------------------------------------

Less distributions
- -----------------------------------------------------------------------------------------------
From net investment income         $(0.473)     $(0.472)     $(0.476)    $ (0.485)    $ (0.488)
In excess of net investment
   income                           (0.004)      (0.009)      (0.014)          --       (0.005)
- -----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.477)     $(0.481)     $(0.490)    $ (0.485)    $ (0.493)
- -----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.540      $10.950      $11.340     $ 11.220     $ 10.680
- -----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       0.81%        0.74%        5.54%        9.85%        6.17%
- -----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
- -----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $68,378      $88,682      $99,293     $109,379     $127,681
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.63%        1.56%        1.57%        1.58%        1.56%
   Expenses after custodian
      fee reduction(3)                1.62%        1.55%        1.55%        1.57%        1.55%
   Net investment income              4.58%        4.16%        4.22%        4.50%        4.49%
Portfolio Turnover of the
   Portfolio                            25%          38%          23%          10%          18%
- -----------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS


                                      COLORADO FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                    2000        1999        1998
- ------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.570     $ 9.950     $ 9.920
- ------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------
Net investment income             $ 0.495     $ 0.507     $ 0.507
Net realized and unrealized
   gain (loss)                     (0.402)     (0.374)      0.038
- ------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.093     $ 0.133     $ 0.545
- ------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------
From net investment income        $(0.503)    $(0.513)    $(0.515)
- ------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.503)    $(0.513)    $(0.515)
- ------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.160     $ 9.570     $ 9.950
- ------------------------------------------------------------------

TOTAL RETURN(1)                      1.18%       1.27%       5.62%
- ------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $ 2,026     $ 2,021     $ 2,172
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       0.78%       0.63%       0.74%
   Expenses after custodian
      fee reduction(2)               0.75%       0.59%       0.71%
   Net investment income             5.48%       5.09%       5.14%
Portfolio Turnover of the
   Portfolio                           14%         33%         18%
- ------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  COLORADO FUND -- CLASS B
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.410     $10.820     $10.800     $10.170     $10.020
- ------------------------------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------------------------------
Net investment income             $ 0.468     $ 0.467     $ 0.478     $ 0.491     $ 0.480
Net realized and unrealized
   gain (loss)                     (0.440)     (0.401)      0.025       0.621       0.162
- ------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.028     $ 0.066     $ 0.503     $ 1.112     $ 0.642
- ------------------------------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------------------------------
From net investment income        $(0.468)    $(0.476)    $(0.483)    $(0.482)    $(0.492)
- ------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.468)    $(0.476)    $(0.483)    $(0.482)    $(0.492)
- ------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.970     $10.410     $10.820     $10.800     $10.170
- ------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      0.45%       0.54%       4.74%      11.26%       6.46%
- ------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
- ------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $28,446     $35,703     $37,535     $40,786     $42,972
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   1.52%       1.46%       1.51%       1.53%       1.49%
   Net expenses after
      custodian fee
      reduction(2)                   1.49%       1.42%       1.48%       1.49%       1.45%
   Net investment income             4.75%       4.32%       4.40%       4.75%       4.69%
Portfolio Turnover of the
   Portfolio                           14%         33%         18%         14%         53%
- ------------------------------------------------------------------------------------------
+    The  operating  expenses  of the  Fund  and the  Portfolio  may  reflect  a reduction of the  investment  adviser fee, an allocation of expenses to the
     Investment  Adviser or  Administrator,  or both.  Had such actions not been taken,  the ratios and net  investment  income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                                                       1.51%
   Expenses after custodian
      fee reduction(2)                                                               1.46%
   Net investment income                                                             4.67%
Net investment income per
   share                                                                          $ 0.478
- ------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                    CONNECTICUT FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                    2000        1999      1998(1)
- ------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.460     $10.710     $10.640
- ------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------
Net investment income             $ 0.521     $ 0.539     $ 0.529
Net realized and unrealized
   gain (loss)                     (0.323)     (0.258)      0.091
- ------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.198     $ 0.281     $ 0.620
- ------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------
From net investment income        $(0.518)    $(0.531)    $(0.529)
In excess of net investment
   income                              --          --      (0.021)
- ------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.518)    $(0.531)    $(0.550)
- ------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.140     $10.460     $10.710
- ------------------------------------------------------------------

TOTAL RETURN(2)                      2.09%       2.60%       5.97%
- ------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 8,851     $ 9,222     $ 5,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.82%       0.75%       0.76%
   Expenses after custodian
      fee reduction(3)               0.80%       0.73%       0.75%
   Net investment income             5.23%       4.89%       4.93%
Portfolio Turnover of the
   Portfolio                           20%         18%          7%
- ------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CONNECTICUT FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                    2000         1999        1998(1)       1997         1996
- -----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.400     $ 10.640     $ 10.570     $ 10.120     $  9.970
- -----------------------------------------------------------------------------------------------

Income (loss) from operations
- -----------------------------------------------------------------------------------------------
Net investment income             $  0.439     $  0.440     $  0.438     $  0.453     $  0.452
Net realized and unrealized
   gain (loss)                      (0.321)      (0.243)       0.080        0.450        0.169
- -----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $  0.118     $  0.197     $  0.518     $  0.903     $  0.621
- -----------------------------------------------------------------------------------------------

Less distributions
- -----------------------------------------------------------------------------------------------
From net investment income        $ (0.428)    $ (0.437)    $ (0.438)    $ (0.453)    $ (0.452)
In excess of net investment
   income                               --           --       (0.010)          --       (0.019)
- -----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.428)    $ (0.437)    $ (0.448)    $ (0.453)    $ (0.471)
- -----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.090     $ 10.400     $ 10.640     $ 10.570     $ 10.120
- -----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       1.31%        1.84%        4.99%        9.17%        6.30%
- -----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
- -----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $123,978     $149,024     $159,125     $171,634     $181,608
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.56%        1.59%        1.60%        1.58%
   Expenses after custodian
      fee reduction(3)                1.58%        1.54%        1.58%        1.60%        1.57%
   Net investment income              4.46%        4.11%        4.14%        4.45%        4.45%
Portfolio Turnover of the
   Portfolio                            20%          18%           7%          11%          23%
- -----------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                      MICHIGAN FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                  2000(1)     1999(1)     1998(1)
- ------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.430     $ 9.820     $ 9.750
- ------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------
Net investment income             $ 0.480     $ 0.471     $ 0.474
Net realized and unrealized
   gain (loss)                     (0.356)     (0.385)      0.092
- ------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.124     $ 0.086     $ 0.566
- ------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------
From net investment income        $(0.471)    $(0.461)    $(0.496)
From net realized gain                 --      (0.015)         --
In excess of net realized gain     (0.043)         --          --
- ------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.514)    $(0.476)    $(0.496)
- ------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.040     $ 9.430     $ 9.820
- ------------------------------------------------------------------

TOTAL RETURN(2)                      1.55%       0.81%       5.95%
- ------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 2,701     $ 1,737     $ 1,526
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.81%       0.80%       0.83%
   Expenses after custodian
      fee reduction(3)               0.81%       0.79%       0.81%
   Net investment income             5.40%       4.81%       4.85%
Portfolio Turnover of the
   Portfolio                           30%         31%         26%
- ------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    MICHIGAN FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
- -----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $10.520     $ 10.950     $ 10.870     $ 10.420     $ 10.250
- -----------------------------------------------------------------------------------------------

Income (loss) from operations
- -----------------------------------------------------------------------------------------------
Net investment income              $ 0.459     $  0.440     $  0.448     $  0.460     $  0.464
Net realized and unrealized
   gain (loss)                      (0.401)      (0.420)       0.097        0.454        0.195
- -----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS       $ 0.058     $  0.020     $  0.545     $  0.914     $  0.659
- -----------------------------------------------------------------------------------------------

Less distributions
- -----------------------------------------------------------------------------------------------
From net investment income         $(0.445)    $ (0.435)    $ (0.448)    $ (0.462)    $ (0.481)
In excess of net investment
   income                               --           --       (0.017)      (0.002)      (0.008)
From net realized gain                  --       (0.015)          --           --           --
In excess of net realized gain      (0.043)          --           --           --           --
- -----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $(0.488)    $ (0.450)    $ (0.465)    $ (0.464)    $ (0.489)
- -----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $10.090     $ 10.520     $ 10.950     $ 10.870     $ 10.420
- -----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       0.75%        0.11%        5.11%        9.01%        6.50%
- -----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
- -----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $82,580     $107,357     $128,216     $148,542     $171,067
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.58%        1.59%        1.60%        1.61%
   Expenses after custodian
      fee reduction(3)                1.60%        1.57%        1.57%        1.58%        1.60%
   Net investment income              4.61%        4.03%        4.12%        4.40%        4.44%
Portfolio Turnover of the
   Portfolio                            30%          31%          26%          16%          49%
- -----------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     MINNESOTA FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                    2000      1999(1)     1998(1)
- ------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.460     $ 9.820     $ 9.770
- ------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------
Net investment income             $ 0.491     $ 0.490     $ 0.492
Net realized and unrealized
   gain (loss)                     (0.395)     (0.351)      0.073
- ------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.096     $ 0.139     $ 0.565
- ------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------
From net investment income        $(0.486)    $(0.490)    $(0.515)
In excess of net investment
   income                              --      (0.009)         --
- ------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.486)    $(0.499)    $(0.515)
- ------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.070     $ 9.460     $ 9.820
- ------------------------------------------------------------------

TOTAL RETURN(2)                      1.21%       1.34%       5.94%
- ------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 5,079     $ 4,822     $ 3,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.79%       0.73%       0.73%
   Expenses after custodian
      fee reduction(3)               0.77%       0.71%       0.71%
   Net investment income             5.48%       4.97%       5.03%
Portfolio Turnover of the
   Portfolio                           12%         19%         23%
- ------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 MINNESOTA FUND -- CLASS B
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000      1999(1)     1998(1)       1997        1996
- ------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.170     $10.540     $10.490     $10.070     $ 9.950
- ------------------------------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------------------------------
Net investment income             $ 0.453     $ 0.446     $ 0.439     $ 0.466     $ 0.468
Net realized and unrealized
   gain (loss)                     (0.418)     (0.369)      0.073       0.415       0.123
- ------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.035     $ 0.077     $ 0.512     $ 0.881     $ 0.591
- ------------------------------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------------------------------
From net investment income        $(0.435)    $(0.446)    $(0.439)    $(0.461)    $(0.468)
In excess of net investment
   income                              --      (0.001)     (0.023)         --      (0.003)
- ------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.435)    $(0.447)    $(0.462)    $(0.461)    $(0.471)
- ------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.770     $10.170     $10.540     $10.490     $10.070
- ------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      0.52%       0.65%       4.99%       9.01%       6.00%
- ------------------------------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $43,660     $55,355     $62,899     $67,781     $74,374
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.55%       1.55%       1.58%       1.58%       1.56%
   Expenses after custodian
      fee reduction(3)               1.53%       1.53%       1.56%       1.55%       1.54%
   Net investment income             4.74%       4.21%       4.19%       4.62%       4.63%
Portfolio Turnover of the
   Portfolio                           12%         19%         23%         22%         45%
- ------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     NEW JERSEY FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                  2000(1)     1999(1)     1998(1)
- ------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.190     $10.590     $10.530
- ------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------
Net investment income             $ 0.543     $ 0.548     $ 0.558
Net realized and unrealized
   gain (loss)                     (0.430)     (0.394)      0.082
- ------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.113     $ 0.154     $ 0.640
- ------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------
From net investment income        $(0.540)    $(0.548)    $(0.558)
In excess of net investment
   income                          (0.003)     (0.006)     (0.022)
- ------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.543)    $(0.554)    $(0.580)
- ------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.760     $10.190     $10.590
- ------------------------------------------------------------------

TOTAL RETURN(2)                      1.34%       1.39%       6.24%
- ------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $14,690     $18,897     $11,570
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.83%       0.73%       0.77%
   Expenses after custodian
      fee reduction(3)               0.83%       0.72%       0.75%
   Net investment income             5.64%       5.14%       5.25%
Portfolio Turnover of the
   Portfolio                           26%         32%         14%
- ------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   NEW JERSEY FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)      1998(1)       1997         1996
- -----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.610     $ 11.020     $ 10.940     $ 10.440     $ 10.360
- -----------------------------------------------------------------------------------------------

Income (loss) from operations
- -----------------------------------------------------------------------------------------------
Net investment income             $  0.489     $  0.481     $  0.491     $  0.506     $  0.505
Net realized and unrealized
   gain (loss)                      (0.443)      (0.409)       0.089        0.493        0.084
- -----------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $  0.046     $  0.072     $  0.580     $  0.999     $  0.589
- -----------------------------------------------------------------------------------------------

Less distributions
- -----------------------------------------------------------------------------------------------
From net investment income        $ (0.476)    $ (0.481)    $ (0.491)    $ (0.499)    $ (0.505)
In excess of net investment
   income                               --       (0.001)      (0.009)          --       (0.004)
- -----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.476)    $ (0.482)    $ (0.500)    $ (0.499)    $ (0.509)
- -----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 10.180     $ 10.610     $ 11.020     $ 10.940     $ 10.440
- -----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       0.63%        0.59%        5.41%        9.85%        5.74%
- -----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
- -----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $233,230     $289,219     $316,155     $345,080     $378,649
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.60%        1.57%        1.61%        1.59%        1.57%
   Expenses after custodian
      fee reduction(3)                1.60%        1.56%        1.59%        1.57%        1.56%
   Net investment income              4.88%        4.37%        4.48%        4.82%        4.80%
Portfolio Turnover of the
   Portfolio                            26%          32%          14%          24%          39%
- -----------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                    PENNSYLVANIA FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                  2000(1)     1999(1)       1998
- ------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.990     $10.400     $10.550
- ------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------
Net investment income             $ 0.534     $ 0.546     $ 0.578
Net realized and unrealized
   loss                            (0.492)     (0.393)     (0.143)
- ------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.042     $ 0.153     $ 0.435
- ------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------
From net investment income        $(0.534)    $(0.546)    $(0.578)
In excess of net investment
   income                          (0.018)     (0.017)     (0.007)
- ------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.552)    $(0.563)    $(0.585)
- ------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.480     $ 9.990     $10.400
- ------------------------------------------------------------------

TOTAL RETURN(2)                      0.58%       1.42%       4.17%
- ------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 9,302     $10,652     $ 8,552
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       0.90%       0.75%       0.74%
   Expenses after custodian
      fee reduction(3)               0.90%       0.71%       0.70%
   Net investment income             5.63%       5.29%       5.40%
Portfolio Turnover of the
   Portfolio                           18%         27%         13%
- ------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  PENNSYLVANIA FUND -- CLASS B
                                  -------------------------------------------------------------
                                                       YEAR ENDED JULY 31,
                                  -------------------------------------------------------------
                                   2000(1)      1999(1)       1998         1997         1996
- -----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 10.310     $ 10.730     $ 10.900     $ 10.430     $ 10.320
- -----------------------------------------------------------------------------------------------

Income (loss) from operations
- -----------------------------------------------------------------------------------------------
Net investment income             $  0.477     $  0.477     $  0.506     $  0.522     $  0.512
Net realized and unrealized
   gain (loss)                      (0.508)      (0.404)      (0.156)       0.458        0.108
- -----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (0.031)    $  0.073     $  0.350     $  0.980     $  0.620
- -----------------------------------------------------------------------------------------------

Less distributions
- -----------------------------------------------------------------------------------------------
From net investment income        $ (0.475)    $ (0.483)    $ (0.520)    $ (0.510)    $ (0.510)
In excess of net investment
   income                           (0.004)      (0.010)          --           --           --
- -----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.479)    $ (0.493)    $ (0.520)    $ (0.510)    $ (0.510)
- -----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  9.800     $ 10.310     $ 10.730     $ 10.900     $ 10.430
- -----------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (0.15)%       0.64%        3.23%        9.66%        6.08%
- -----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
- -----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $227,779     $303,150     $349,593     $395,974     $441,104
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                        1.66%        1.58%        1.59%        1.61%        1.58%
   Expenses after custodian
      fee reduction(3)                1.66%        1.54%        1.55%        1.56%        1.54%
   Net investment income              4.86%        4.47%        4.63%        4.93%        4.89%
Portfolio Turnover of the
   Portfolio                            18%          27%          13%          17%          30%
- -----------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       TEXAS FUND -- CLASS A
                                  --------------------------------
                                        YEAR ENDED JULY 31,
                                  --------------------------------
                                    2000        1999        1998
- ------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.560     $ 9.890     $ 9.770
- ------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------
Net investment income             $ 0.472     $ 0.511     $ 0.515
Net realized and unrealized
   gain (loss)                     (0.327)     (0.336)      0.110
- ------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.145     $ 0.175     $ 0.625
- ------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------
From net investment income        $(0.480)    $(0.505)    $(0.505)
In excess of net investment
   income                          (0.015)         --          --
- ------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.495)    $(0.505)    $(0.505)
- ------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 9.210     $ 9.560     $ 9.890
- ------------------------------------------------------------------

TOTAL RETURN(1)                      1.74%       1.72%       6.55%
- ------------------------------------------------------------------

Ratios/Supplemental Data
- ------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $   343     $   458     $   373
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       0.97%       0.75%       0.72%
   Expenses after custodian
      fee reduction(2)               0.97%       0.72%       0.69%
   Net investment income             5.33%       5.11%       5.22%
Portfolio Turnover of the
   Portfolio                           35%         55%         17%
- ------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   TEXAS FUND -- CLASS B
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.710     $11.080     $10.960     $10.440     $10.280
- ------------------------------------------------------------------------------------------

Income (loss) from operations
- ------------------------------------------------------------------------------------------
Net investment income             $ 0.456     $ 0.485     $ 0.496     $ 0.489     $ 0.492
Net realized and unrealized
   gain (loss)                     (0.380)     (0.368)      0.120       0.526       0.177
- ------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.076     $ 0.117     $ 0.616     $ 1.015     $ 0.669
- ------------------------------------------------------------------------------------------

Less distributions
- ------------------------------------------------------------------------------------------
From net investment income        $(0.467)    $(0.487)    $(0.496)    $(0.495)    $(0.509)
In excess of net investment
   income                          (0.009)         --          --          --          --
- ------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.476)    $(0.487)    $(0.496)    $(0.495)    $(0.509)
- ------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.310     $10.710     $11.080     $10.960     $10.440
- ------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      0.91%       1.01%       5.74%      10.00%       6.60%
- ------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
- ------------------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $10,648     $15,219     $16,988     $21,283     $23,996
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                   1.77%       1.54%       1.49%       1.57%       1.43%
   Net expenses after
      custodian fee
      reduction(2)                   1.77%       1.51%       1.46%       1.55%       1.39%
   Net investment income             4.54%       4.37%       4.50%       4.61%       4.70%
Portfolio Turnover of the
   Portfolio                           35%         55%         17%         17%         39%
- ------------------------------------------------------------------------------------------
+    The  operating  expenses  of the  Fund  and the  Portfolio  may  reflect  a reduction of the  investment  adviser fee, an allocation of expenses to the
     Investment  Adviser or  Administrator,  or both.  Had such actions not been taken,  the ratios and net  investment  income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                                                                       1.53%
   Expenses after custodian
      fee reduction(2)                                                               1.49%
   Net investment income                                                             4.60%
Net investment income per
   share                                                                          $ 0.482
- ------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's shares of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES
- -------------------------------------------

     Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona
     Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund), Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund) and Eaton
     Vance Texas Municipals Fund (Texas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut
     Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio, the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio and the Texas Fund invests its assets in the Texas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at July 31, 2000 for each
     Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B INCOME -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund
          determined   in  accordance   with   generally   accepted   accounting
          principles.

     C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. The Michigan Fund hereby designates approximately $382,000 as a capital gain dividend for the purpose of the dividend paid deduction. At July 31, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    Arizona Fund                              $  177,375   July 31, 2008
                                                 431,585   July 31, 2004
    Colorado Fund                                668,429   July 31, 2004
    Connecticut Fund                             242,814   July 31, 2008
                                                  91,011   July 31, 2005
                                               3,755,736   July 31, 2004
    Michigan Fund                              1,520,989   July 31, 2008
    Minnesota Fund                               340,808   July 31, 2008
                                                 329,867   July 31, 2005
                                               2,802,385   July 31, 2004
    New Jersey Fund                               23,676   July 31, 2005
                                               5,684,649   July 31, 2004

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    FUND                                      AMOUNT      EXPIRES
    --------------------------------------------------------------------
    Pennsylvania Fund                         $1,809,455   July 31, 2005
                                               7,461,554   July 31, 2004
    Texas Fund                                   199,620   July 31, 2008
                                                  84,793   July 31, 2005
                                                  46,167   July 31, 2004

          Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders. Pursuant to section 852 of the Internal Revenue Code, the Michigan Fund redesignates $3,156 of distributions from long term capital gain dividends to exempt interest for its taxable year ending July 31, 2000.

          Additionally, at July 31, 2000, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Texas Fund had net capital losses of $378,538, $115,354, $142,765, $131,571, $315,373, $896,326, and $92,183, respectively, attributable to security transactions incurred after October 31, 1999. These are treated as arising on the first day of each Fund's next taxable year.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

     E USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     F OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS
- -------------------------------------------
     The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of each Fund at the net asset value as of the ex-dividend date.

     The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST
- -------------------------------------------
     The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                    ARIZONA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
     ------------------------------------------------------------------
    Sales                                        136,109      556,423
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  16,808       14,297
    Redemptions                                 (167,660)    (364,504)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (14,743)     206,216
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                    ARIZONA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        376,348      644,520
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 118,088      131,278
    Redemptions                               (2,102,679)  (1,431,988)
    ------------------------------------------------------------------
    NET DECREASE                              (1,608,243)    (656,190)
    ------------------------------------------------------------------

                                                   COLORADO FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         45,312       41,160
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   6,262        5,870
    Redemptions                                  (41,489)     (54,245)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       10,085       (7,215)
    ------------------------------------------------------------------

                                                   COLORADO FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        212,048      329,508
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  73,808       78,095
    Redemptions                                 (863,025)    (447,093)
    ------------------------------------------------------------------
    NET DECREASE                                (577,169)     (39,490)
    ------------------------------------------------------------------

                                                  CONNECTICUT FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        241,719      524,295
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  26,639       19,896
    Redemptions                                 (277,526)    (147,351)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                       (9,168)     396,840
    ------------------------------------------------------------------

                                                  CONNECTICUT FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        609,057      967,806
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 269,384      320,758
    Redemptions                               (2,928,042)  (1,912,012)
    ------------------------------------------------------------------
    NET DECREASE                              (2,049,601)    (623,448)
    ------------------------------------------------------------------

                                                   MICHIGAN FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        198,769       48,762
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   5,159        5,120
    Redemptions                                  (89,435)     (25,127)
    ------------------------------------------------------------------
    NET INCREASE                                 114,493       28,755
    ------------------------------------------------------------------

                                                   MICHIGAN FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        236,066      449,210
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 215,231      238,514
    Redemptions                               (2,477,976)  (2,185,130)
    ------------------------------------------------------------------
    NET DECREASE                              (2,026,679)  (1,497,406)
    ------------------------------------------------------------------

                                                   MINNESOTA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        176,471      159,290
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  12,172       12,797
    Redemptions                                 (138,626)     (69,272)
    ------------------------------------------------------------------
    NET INCREASE                                  50,017      102,815
    ------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

                                                   MINNESOTA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        231,997      425,368
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 118,670      130,884
    Redemptions                               (1,324,612)  (1,078,648)
    ------------------------------------------------------------------
    NET DECREASE                                (973,945)    (522,396)
    ------------------------------------------------------------------

                                                  NEW JERSEY FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        332,821    1,033,440
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  37,898       38,666
    Redemptions                                 (719,104)    (310,720)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     (348,385)     761,386
    ------------------------------------------------------------------

                                                  NEW JERSEY FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        915,140    2,398,545
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 576,376      649,772
    Redemptions                               (5,824,367)  (4,488,554)
    ------------------------------------------------------------------
    NET DECREASE                              (4,332,851)  (1,440,237)
    ------------------------------------------------------------------

                                                 PENNSYLVANIA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        204,947      881,964
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  35,124       36,031
    Redemptions                                 (325,280)    (674,530)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (85,209)     243,465
    ------------------------------------------------------------------

                                                 PENNSYLVANIA FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
     ------------------------------------------------------------------
    Sales                                        809,359    1,533,768
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 532,238      657,662
    Redemptions                               (7,502,867)  (5,385,455)
    ------------------------------------------------------------------
    NET DECREASE                              (6,161,270)  (3,194,025)
    ------------------------------------------------------------------

                                                     TEXAS FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS A                                      2000         1999
     ------------------------------------------------------------------
    Sales                                          4,647       26,766
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     933        1,162
    Redemptions                                  (16,168)     (17,726)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (10,588)      10,202
    ------------------------------------------------------------------

                                                     TEXAS FUND
                                              ------------------------
                                                YEAR ENDED JULY 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                         48,231       64,343
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  20,443       24,770
    Redemptions                                 (456,577)    (202,053)
    ------------------------------------------------------------------
    NET DECREASE                                (387,903)    (112,940)
    ------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES
- -------------------------------------------
     Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Each Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,321, $991, $3,102, $665, $1,318, $4,194, $2,138 and $39 from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund,

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

     Pennsylvania Fund and Texas Fund, respectively, as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2000.

     Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS
- -------------------------------------------
     Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the year ended July 31, 2000, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid $563,102, $233,575, $990,437, $680,619, $356,612, $1,874,418, $1,927,943, and $94,358, respectively, to
     EVD, representing 0.75% of each Fund's Class B average daily net assets. At July 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund,
     Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund were approximately $1,999,000, $1,184,000, $3,351,000, $1,711,000, $1,300,000, $4,782,000, $5,453,000, and $260,000,
     respectively.

     The Plans also authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year. The Trustees initially implemented the Plans by authorizing each class to make quarterly payments of service fees to EVD and investment dealers equal to 0.20% per annum of each Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.20% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the year ended July 31, 2000, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid or accrued service fees to or payable to EVD in the amount of $8,625, $3,766, $15,221, $2,481, $8,681, $24,879, $15,654 and $659, respectively, for Class A shares, and $136,875, $56,149, $262,871, $136,059, $87,286, $442,824, $466,430 and
     $25,418 respectively, for Class B shares.

     Certain officers and Trustees of the Funds are officers or directors of the above organizations.

6  CONTINGENT DEFERRED SALES CHARGE
- -------------------------------------------
     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $166,000, $50,000, $97,000, $97,000, $74,000, $276,000, $579,000 and $10,000 of CDSC
     paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund, respectively, for the year ended July 31, 2000.

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

7  INVESTMENT TRANSACTIONS
- -------------------------------------------

     Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended July 31, 2000 were as follows:


    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 5,242,737
    Decreases                                  26,634,396

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $ 2,519,178
    Decreases                                  10,037,815

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $ 9,001,578
    Decreases                                  36,358,485

    MICHIGAN FUND
    -----------------------------------------------------
    Increases                                 $ 4,120,260
    Decreases                                  28,838,316

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 3,948,681
    Decreases                                  15,929,506

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $12,359,592
    Decreases                                  75,275,630

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $ 9,874,314
    Decreases                                  87,374,122

    TEXAS FUND
    -----------------------------------------------------
    Increases                                 $   526,482
    Decreases                                   5,371,519

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUNICIPALS TRUST:
- ---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund, Eaton Vance Pennsylvania Municipals Fund and Eaton Vance Texas Municipals Fund (the Funds) (certain of the series of Eaton Vance Municipals Trust) as of July 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2000 and 1999 and financial highlights for each of the years in the five year period ended July 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Eaton Vance Municipals Trust at July 31, 2000, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 8, 2000

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Assisted Living -- 2.1%
- ------------------------------------------------------------------------
     $1,800        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26                            $ 1,561,302
- ------------------------------------------------------------------------
                                                             $ 1,561,302
- ------------------------------------------------------------------------
Education -- 2.8%
- ------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.30%, 12/1/08              $ 2,091,220
- ------------------------------------------------------------------------
                                                             $ 2,091,220
- ------------------------------------------------------------------------
Electric Utilities -- 6.7%
- ------------------------------------------------------------------------
     $2,000        Coconino County, Pollution Control,
                   (Nevada Power Co.), (AMT),
                   5.80%, 11/1/32                            $ 1,735,040
      1,500        Maricopa County, Pollution Control,
                   (Public Service Co. of New Mexico),
                   6.375%, 8/15/23                             1,448,235
      1,000        Pima County, IDA, (Tucson Electric Power
                   Co.), 6.00%, 9/1/29                           914,380
      1,000        Salt River Agriculture Improvement and
                   Power District, Residual Certificates,
                   Variable Rate, 1/1/25(1)(2)                   820,240
- ------------------------------------------------------------------------
                                                             $ 4,917,895
- ------------------------------------------------------------------------
Escrowed / Prerefunded -- 15.1%
- ------------------------------------------------------------------------
     $1,000        Glendale, IDA, (Thunderbird-American
                   Graduate School), Prerefunded to 7/1/05,
                   7.125%, 7/1/20                            $ 1,117,220
      2,000        Maricopa County, (Samaritan Health
                   Services), (MBIA), Escrowed to Maturity,
                   7.00%, 12/1/16                              2,301,120
      1,250        Maricopa County, IDA, (Place Five and
                   The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                              1,523,712
      7,500        Maricopa County, SFM, Escrowed to
                   Maturity, 0.00%, 2/1/16                     3,176,625
      6,500        Phoenix, IDA, Single Family, Escrowed to
                   Maturity, 0.00%, 12/1/14                    2,982,395
- ------------------------------------------------------------------------
                                                             $11,101,072
- ------------------------------------------------------------------------
General Obligations -- 5.2%
- ------------------------------------------------------------------------
     $1,125        Puerto Rico, 0.00%, 7/1/18                $   410,996
      2,275        Tucson, 4.50%, 7/1/19                       1,950,744
      1,500        Tucson, 5.375%, 7/1/21                      1,481,385
- ------------------------------------------------------------------------
                                                             $ 3,843,125
- ------------------------------------------------------------------------
Hospital -- 5.6%
- ------------------------------------------------------------------------
     $1,130        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.125%, 6/1/12                            $ 1,120,508
      1,250        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(3)                            1,186,087

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------

Hospital (continued)
- ------------------------------------------------------------------------
     $1,250        Maricopa County, IDA, (Mayo Foundation),
                   Residual Certificates, Variable Rate,
                   11/15/37(1)(2)                            $ 1,004,475
      1,000        Winslow, IDA, (Winslow Memorial
                   Hospital), 5.50%, 6/1/22                      790,250
- ------------------------------------------------------------------------
                                                             $ 4,101,320
- ------------------------------------------------------------------------
Housing -- 6.8%
- ------------------------------------------------------------------------
     $2,000        Maricopa County, IDA, (Laguna Point
                   Apartments), 6.75%, 7/1/19                $ 2,079,100
        935        Maricopa County, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                871,308
      1,000        Phoenix, IDA, (Woodstone and Silver
                   Springs Apartments), (Asset Guaranty),
                   6.25%, 4/1/23                               1,004,700
      1,000        Tempe, IDA, (Quadrangle Village
                   Apartments), 6.25%, 6/1/26                  1,012,340
- ------------------------------------------------------------------------
                                                             $ 4,967,448
- ------------------------------------------------------------------------
Industrial Development Revenue -- 6.7%
- ------------------------------------------------------------------------
     $1,000        Casa Grande, Pollution Control, (Frito
                   Lay, Inc.), 6.60%, 12/1/10                $ 1,063,080
      1,750        Gila County, IDA, (Asarco, Inc.),
                   5.55%, 1/1/27                               1,359,120
        750        Phoenix Airport Authority, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         674,933
      2,000        Yavapai County, IDA, (Citizens Utilities
                   Co.), (AMT), 5.45%, 6/1/33                  1,863,060
- ------------------------------------------------------------------------
                                                             $ 4,960,193
- ------------------------------------------------------------------------
Insured-Electric Utilities -- 4.5%
- ------------------------------------------------------------------------
     $2,315        Pima County, (Irvington Power), (FGIC),
                   7.25%, 7/15/10                            $ 2,446,585
      1,000        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         880,160
- ------------------------------------------------------------------------
                                                             $ 3,326,745
- ------------------------------------------------------------------------
Insured-General Obligations -- 2.8%
- ------------------------------------------------------------------------
     $1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(1)(2)                              $ 1,040,000
      1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/20(1)                                   1,028,750
- ------------------------------------------------------------------------
                                                             $ 2,068,750
- ------------------------------------------------------------------------
Insured-Hospital -- 13.9%
- ------------------------------------------------------------------------
     $1,000        Arizona Health Facilities Authority,
                   (Northern Arizona Healthcare System),
                   (AMBAC), 4.75%, 10/1/30                   $   849,270
      2,000        Maricopa County, Hospital District No.
                   1, (FGIC), 6.125%, 6/1/15                   2,145,360
      2,000        Mohave County, (Kingman Regional Medical
                   Center), (FGIC), 6.50%, 6/1/15              2,075,200

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------

Insured-Hospital (continued)
- ------------------------------------------------------------------------
     $1,000        Pima County, IDA, (Carondelet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/12        $ 1,016,360
      1,000        Pima County, IDA, (Carondolet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/11          1,022,910
      1,500        Pima County, IDA, (Tucson Medical
                   Center), (MBIA), 6.375%, 4/1/12             1,564,875
      1,500        Scottsdale, IDA, (Scottsdale Memorial
                   Hospital), (AMBAC), 6.125%, 9/1/17          1,576,635
- ------------------------------------------------------------------------
                                                             $10,250,610
- ------------------------------------------------------------------------
Insured-Special Tax Revenue -- 8.0%
- ------------------------------------------------------------------------
     $1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(4)                                 $ 1,079,456
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(1)(2)          856,310
      4,750        Scottsdale, Preservation Authority,
                   (FGIC), 4.50%, 7/1/24                       3,975,228
- ------------------------------------------------------------------------
                                                             $ 5,910,994
- ------------------------------------------------------------------------
Insured-Transportation -- 2.0%
- ------------------------------------------------------------------------
     $1,500        Tucson Street and Highway Revenue,
                   (FGIC), 5.00%, 7/1/18                     $ 1,432,425
- ------------------------------------------------------------------------
                                                             $ 1,432,425
- ------------------------------------------------------------------------
Insured-Water and Sewer -- 1.6%
- ------------------------------------------------------------------------
     $1,205        Peoria, Water and Sewer, (FGIC),
                   5.00%, 7/1/18                             $ 1,144,075
- ------------------------------------------------------------------------
                                                             $ 1,144,075
- ------------------------------------------------------------------------
Miscellaneous Health Care -- 1.8%
- ------------------------------------------------------------------------
     $1,000        Coconino County, IDA, Health Care
                   Insurance, (Guidance Center, Inc.),
                   5.80%, 6/1/11                             $   895,110
        500        Yavapai County, IDA Health Care
                   Institute, (West Yavapai Guidance),
                   6.625%, 8/15/24                               455,705
- ------------------------------------------------------------------------
                                                             $ 1,350,815
- ------------------------------------------------------------------------
Pooled Loans -- 5.1%
- ------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,132,780
      1,500        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,615,410
- ------------------------------------------------------------------------
                                                             $ 3,748,190
- ------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Transportation -- 0.9%
- ------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $   672,923
- ------------------------------------------------------------------------
                                                             $   672,923
- ------------------------------------------------------------------------
Utilities -- 1.5%
- ------------------------------------------------------------------------
     $1,000        Puerto Rico Telephone Authority,
                   Variable Rate, 1/1/20(1)                  $ 1,073,560
- ------------------------------------------------------------------------
                                                             $ 1,073,560
- ------------------------------------------------------------------------
Water and Sewer -- 6.1%
- ------------------------------------------------------------------------
     $1,000        Central Arizona Water Conservation
                   District, 5.50%, 11/1/09                  $ 1,051,330
      1,500        Phoenix, Civic Improvement Corp.,
                   Wastewater, 4.75%, 7/1/23                   1,307,640
      2,500        Scottsdale, Water and Sewer Revenue,
                   4.50%, 7/1/20                               2,144,075
- ------------------------------------------------------------------------
                                                             $ 4,503,045
- ------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $72,176,216)                             $73,025,707
- ------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $   598,296
- ------------------------------------------------------------------------
Net Assets -- 100.0%                                         $73,624,003
- ------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 36.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 18.1% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Education -- 7.7%
- ------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities, (Alexander Dawson School),
                   5.30%, 2/15/29                            $   920,070
      1,500        Colorado Springs, (Colorado College),
                   5.25%, 6/1/24                               1,422,765
- ------------------------------------------------------------------------
                                                             $ 2,342,835
- ------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.0%
- ------------------------------------------------------------------------
     $1,500        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22      $   332,385
      3,000        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22          664,770
        500        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                    527,500
- ------------------------------------------------------------------------
                                                             $ 1,524,655
- ------------------------------------------------------------------------
General Obligations -- 2.4%
- ------------------------------------------------------------------------
     $  400        Bachelor Gulch, (Metropolitan District),
                   6.70%, 11/15/19                           $   398,232
        370        Bell Mountain Ranch, (Metropolitan
                   District), 6.625%, 11/15/25                   339,804
- ------------------------------------------------------------------------
                                                             $   738,036
- ------------------------------------------------------------------------
Hospital -- 12.7%
- ------------------------------------------------------------------------
     $  350        Aspen Valley, (Hospital District),
                   6.80%, 10/15/24                           $   356,191
        900        Colorado Health Facilities Authority,
                   (Cleo Wallace Center), 7.00%, 8/1/15          878,832
      1,000        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                879,080
        350        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.70%, 9/15/23                                286,699
      1,000        Denver Health and Hospital Authority,
                   (Denver Health Medical Center),
                   5.375%, 12/1/28                               786,560
        400        La Junta, (Arkansas Valley Regional
                   Medical Center), 6.10%, 4/1/24                352,064
        420        Lake County, (St. Vincent General
                   Hospital), 6.00%, 12/1/19                     358,462
- ------------------------------------------------------------------------
                                                             $ 3,897,888
- ------------------------------------------------------------------------
Housing -- 13.4%
- ------------------------------------------------------------------------
     $  500        Colorado HFA, Multifamily, (AMT),
                   6.40%, 10/1/27                            $   508,720
      1,000        Colorado HFA, SFMR, 5.35%, 11/1/16            904,040
        255        Colorado HFA, SFMR, 8.00%, 12/1/24            272,980

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------

Housing (continued)
- ------------------------------------------------------------------------
     $1,000        Denver, Multifamily, (Bank Lofts),
                   (FHA), (AMT), 6.15%, 12/1/16              $ 1,014,610
        390        Lake Creek, (Affordable Housing Corp.),
                   Multifamily, 6.25%, 12/1/23                   362,462
      1,000        Lakewood, Multifamily, (FHA), (AMT),
                   6.65%, 10/1/25                              1,034,370
- ------------------------------------------------------------------------
                                                             $ 4,097,182
- ------------------------------------------------------------------------
Industrial Development Revenue -- 6.2%
- ------------------------------------------------------------------------
     $  500        Denver Airport Special Facilities,
                   (United Airlines), (AMT),
                   6.875%, 10/1/32                           $   498,135
      1,000        Puerto Rico Industrial, Medical and
                   Environmental Pollution Control Facility
                   Finance Authority, (American Home
                   Products), 5.10%, 12/1/18                     910,080
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               495,520
- ------------------------------------------------------------------------
                                                             $ 1,903,735
- ------------------------------------------------------------------------
Insured-Education -- 2.8%
- ------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities, (Auraria
                   Foundation/University of Colorado),
                   (AMBAC), 4.75%, 9/1/28                    $   858,710
- ------------------------------------------------------------------------
                                                             $   858,710
- ------------------------------------------------------------------------
Insured-Electric Utilities -- 1.0%
- ------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)  $   316,500
- ------------------------------------------------------------------------
                                                             $   316,500
- ------------------------------------------------------------------------
Insured-General Obligations -- 3.5%
- ------------------------------------------------------------------------
     $1,000        Eagle, Garfield and Routt Counties,
                   School District No. RE 50J, (FGIC),
                   6.30%, 12/1/12                            $ 1,083,480
- ------------------------------------------------------------------------
                                                             $ 1,083,480
- ------------------------------------------------------------------------
Insured-Hospital -- 3.3%
- ------------------------------------------------------------------------
     $1,000        Colorado HFA, (Vail Valley Medical
                   Center), (ACA), 6.60%, 1/15/20            $ 1,023,590
- ------------------------------------------------------------------------
                                                             $ 1,023,590
- ------------------------------------------------------------------------
Insured-Housing -- 3.5%
- ------------------------------------------------------------------------
     $1,000        Thornton, SCA Realty MFMR, (FSA),
                   7.10%, 1/1/30                             $ 1,063,720
- ------------------------------------------------------------------------
                                                             $ 1,063,720
- ------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Insured-Transportation -- 18.0%
- ------------------------------------------------------------------------
     $3,500        Colorado Public Highway Authority
                   Revenue, (MBIA), 0.00%, 9/1/16            $ 1,406,370
      1,830        Colorado Public Highway Authority
                   Revenue, (MBIA), 4.75%, 9/1/23(2)           1,592,375
      1,500        Denver, Airport Revenue, (FSA), (AMT),
                   5.00%, 11/15/25                             1,331,730
      3,095        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,164,679
- ------------------------------------------------------------------------
                                                             $ 5,495,154
- ------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
- ------------------------------------------------------------------------
     $  400        Colorado Health Facilities Athority,
                   Revenue Refunding and Improvement,
                   (Volunteers), 5.875%, 7/1/28              $   324,596
        430        Logan County, Industrial Development
                   Revenue, (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                               380,808
- ------------------------------------------------------------------------
                                                             $   705,404
- ------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
- ------------------------------------------------------------------------
     $  400        Black Hawk, Business Improvement
                   District, 6.50%, 12/1/11                  $   385,236
      1,000        Cottonwood, Water and Sanitation
                   District, 7.75%, 12/1/20                    1,028,830
- ------------------------------------------------------------------------
                                                             $ 1,414,066
- ------------------------------------------------------------------------
Transportation -- 5.6%
- ------------------------------------------------------------------------
     $  500        Eagle County, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21           $   506,760
        250        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                      224,308
      1,000        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                      987,440
- ------------------------------------------------------------------------
                                                             $ 1,718,508
- ------------------------------------------------------------------------
Utilities -- 2.8%
- ------------------------------------------------------------------------
     $1,000        Colorado Springs, Utility Revenue
                   System, 4.75%, 11/15/26                   $   865,800
- ------------------------------------------------------------------------
                                                             $   865,800
- ------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE

- ------------------------------------------------------------------------

Water and Sewer -- 3.2%
- ------------------------------------------------------------------------
     $1,000        Colorado Water Resources, Power
                   Development Authority, 5.25%, 9/1/19      $   968,910
- ------------------------------------------------------------------------
                                                             $   968,910
- ------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.0%
   (identified cost $30,680,138)                             $30,018,173
- ------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.0%                       $   601,504
- ------------------------------------------------------------------------
Net Assets -- 100.0%                                         $30,619,677
-- ------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 34.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.4% to 11.8% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.2%


PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
Cogeneration -- 2.8%
- -------------------------------------------------------------------------
     $4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                             $  3,706,245
- -------------------------------------------------------------------------
                                                             $  3,706,245
- -------------------------------------------------------------------------
Education -- 12.3%
- -------------------------------------------------------------------------
     $1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                             $  1,586,258
      5,500        Connecticut HEFA, (University of
                   Hartford), 6.80%, 7/1/22                     5,548,840
      3,400        Connecticut HEFA, (Yale University),
                   Variable
                   Rate, 6/10/30(1)                             3,404,250
      1,040        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 6.20%, 11/15/09                1,088,100
      2,110        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 7.50%, 11/15/10                2,121,795
      3,000        University of Connecticut,
                   4.75%, 11/15/24                              2,636,370
- -------------------------------------------------------------------------
                                                             $ 16,385,613
- -------------------------------------------------------------------------
Electric Utilities -- 5.5%
- -------------------------------------------------------------------------
     $  800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(1)(2)                              $    672,224
      1,500        Connecticut Development Authority,
                   Pollution Control Revenue, (Connecticut
                   Light and Power), (AMT), 5.95%, 9/1/28       1,381,380
      1,625        Guam Power Authority, 6.30%, 10/1/22         1,726,481
      1,100        Guam Power Authority, 6.625%, 10/1/14        1,216,512
      2,500        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                                2,272,975
- -------------------------------------------------------------------------
                                                             $  7,269,572
- -------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.5%
- -------------------------------------------------------------------------
     $3,100        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 7/1/03, 6.00%, 7/1/23      $  3,267,431
      1,000        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/02,
                   6.80%, 7/1/12                                1,059,400
      2,890        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                2,999,820
- -------------------------------------------------------------------------
                                                             $  7,326,651
- -------------------------------------------------------------------------
General Obligations -- 5.7%
- -------------------------------------------------------------------------
     $1,750        Connecticut, 0.00%, 11/1/09               $  1,099,315
      1,270        Danbury, 4.50%, 2/1/14                       1,166,584
        500        Guam, 5.40%, 11/15/18                          463,720

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------

General Obligations (continued)
- -------------------------------------------------------------------------
     $  500        Puerto Rico Aqueduct and Sewer
                   Authority, 5.00%, 7/1/15                  $    485,900
      1,065        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                                  472,029
      2,000        Puerto Rico, Public Improvement,
                   5.00%, 7/1/27                                1,823,740
        400        Redding, 5.50%, 10/15/18                       407,124
        650        Redding, 5.625%, 10/15/19                      669,259
        535        Wilton, 5.25%, 7/15/18                         529,773
        535        Wilton, 5.25%, 7/15/19                         527,719
- -------------------------------------------------------------------------
                                                             $  7,645,163
- -------------------------------------------------------------------------
Hospital -- 4.7%
- -------------------------------------------------------------------------
     $5,400        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  4,433,508
        500        Connecticut HEFA, (Hospital for Special
                   Care), 5.375%, 7/1/17                          417,965
      1,280        Connecticut HEFA, (William W. Backus
                   Hospital), 6.375%, 7/1/22                    1,346,202
- -------------------------------------------------------------------------
                                                             $  6,197,675
- -------------------------------------------------------------------------
Housing -- 3.8%
- -------------------------------------------------------------------------
     $  970        Connecticut HFA, Multifamily,
                   6.60%, 11/15/23                           $  1,004,183
      3,940        Connecticut HFA, Multifamily, (AMT),
                   6.20%, 11/15/22                              4,004,183
- -------------------------------------------------------------------------
                                                             $  5,008,366
- -------------------------------------------------------------------------
Industrial Development Revenue -- 4.4%
- -------------------------------------------------------------------------
     $1,000        Connecticut Development Authority PCR,
                   (Pfizer, Inc.), 6.55%, 2/15/13            $  1,055,030
      3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                       3,017,370
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                198,208
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                498,745
      1,250        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,149,187
- -------------------------------------------------------------------------
                                                             $  5,918,540
- -------------------------------------------------------------------------
Insured-Education -- 11.0%
- -------------------------------------------------------------------------
     $3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27           $  2,716,410
      1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 6.80%, 7/1/15(3)           1,086,460
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           1,815,780

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------

Insured-Education (continued)
- -------------------------------------------------------------------------
     $2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25        $  2,384,700
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21                        5,334,284
      1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                        1,304,496
- -------------------------------------------------------------------------
                                                             $ 14,642,130
- -------------------------------------------------------------------------
Insured-Electric Utilities -- 2.7%
- -------------------------------------------------------------------------
     $4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  3,561,960
- -------------------------------------------------------------------------
                                                             $  3,561,960
- -------------------------------------------------------------------------
Insured-General Obligations -- 0.8%
- -------------------------------------------------------------------------
     $1,000        New Britain, (MBIA), 6.00%, 3/1/12        $  1,086,620
- -------------------------------------------------------------------------
                                                             $  1,086,620
- -------------------------------------------------------------------------
Insured-Hospital -- 7.4%
- -------------------------------------------------------------------------
     $1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,053,040
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                        987,920
      1,000        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.50%, 7/1/11             1,124,520
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,553,520
      2,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             2,111,616
      1,000        Connecticut HEFA, (Stamford Hospital),
                   (MBIA), 5.00%, 7/1/24                          902,530
      2,000        Connecticut HEFA, (Yale-New Haven
                   Hospital), (MBIA), 6.50%, 7/1/12             2,084,660
- -------------------------------------------------------------------------
                                                             $  9,817,806
- -------------------------------------------------------------------------
Insured-Housing -- 0.2%
- -------------------------------------------------------------------------
     $  290        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $    290,476
- -------------------------------------------------------------------------
                                                             $    290,476
- -------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.4%
- -------------------------------------------------------------------------
     $2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $  1,847,360
- -------------------------------------------------------------------------
                                                             $  1,847,360
- -------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
Insured-Transportation -- 5.1%
- -------------------------------------------------------------------------
     $1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16         $    748,230
      4,965        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15              5,167,820
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                883,493
- -------------------------------------------------------------------------
                                                             $  6,799,543
- -------------------------------------------------------------------------
Insured-Water and Sewer -- 0.9%
- -------------------------------------------------------------------------
     $1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,241,309
- -------------------------------------------------------------------------
                                                             $  1,241,309
- -------------------------------------------------------------------------
Nursing Home -- 10.1%
- -------------------------------------------------------------------------
     $1,240        Connecticut Development Authority,
                   (Baptist Homes), 9.00%, 9/1/22            $  1,367,732
        720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), 7.00%, 11/1/07                          790,193
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), 6.25%, 11/1/14                  1,359,184
        655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                                 666,934
      3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                       3,365,830
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.00%, 11/1/07                   367,659
      2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.50%, 11/1/16                 2,204,100
      3,000        Connecticut HEFA, (NHP), (Windsor),
                   7.125%, 11/1/14                              3,331,800
- -------------------------------------------------------------------------
                                                             $ 13,453,432
- -------------------------------------------------------------------------
Solid Waste -- 4.8%
- -------------------------------------------------------------------------
     $2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,572,600
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       3,824,575
- -------------------------------------------------------------------------
                                                             $  6,397,175
- -------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
- -------------------------------------------------------------------------
     $3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12            $  3,490,750
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,262,020

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------

Special Tax Revenue (continued)
- -------------------------------------------------------------------------
     $  375        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $    317,760
- -------------------------------------------------------------------------
                                                             $  6,070,530
- -------------------------------------------------------------------------
Transportation -- 4.5%
- -------------------------------------------------------------------------
     $2,350        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                  $  2,171,752
      3,680        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                     3,299,782
        500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                       515,145
- -------------------------------------------------------------------------
                                                             $  5,986,679
- -------------------------------------------------------------------------
Water and Sewer -- 1.0%
- -------------------------------------------------------------------------
     $1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                            $  1,363,413
- -------------------------------------------------------------------------
                                                             $  1,363,413
- -------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.2%
   (identified cost $131,235,003)                            $132,016,258
- -------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.8%                       $  1,120,397
- -------------------------------------------------------------------------
Net Assets -- 100.0%                                         $133,136,655
- -------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 29.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.9% to 16.6% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Electric Utilities -- 0.6%
- ------------------------------------------------------------------------
     $  500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   519,175
- ------------------------------------------------------------------------
                                                             $   519,175
- ------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.6%
- ------------------------------------------------------------------------
     $1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20         $ 1,108,200
      1,070        South Redford School District,
                   Prerefunded to 5/10/07, (FGIC),
                   5.50%, 5/1/22                               1,119,252
- ------------------------------------------------------------------------
                                                             $ 2,227,452
- ------------------------------------------------------------------------
General Obligations -- 8.7%
- ------------------------------------------------------------------------
     $  500        Avondale School District, 6.75%, 5/1/14   $   512,890
      4,710        Detroit, 6.35%, 4/1/14                      4,940,036
        475        Detroit, 6.70%, 4/1/10                        519,954
      1,000        Mattawan Consolidated Schools,
                   6.40%, 5/1/09                               1,048,710
      1,100        Puerto Rico, 0.00%, 7/1/16                    456,676
- ------------------------------------------------------------------------
                                                             $ 7,478,266
- ------------------------------------------------------------------------
Hospital -- 11.2%
- ------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   501,085
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                775,090
      1,000        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                836,350
      1,000        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                     939,250
      2,000        Michigan HFA, (Central Michigan
                   Community Hospital), 6.25%, 10/1/27         1,732,100
        250        Michigan HFA, (Henry Ford Continuing
                   Care Corp.), 6.75%, 7/1/11                    259,232
      6,000        Michigan HFA, (McLaren Obligated Group),
                   4.50%, 10/15/21                             4,508,100
- ------------------------------------------------------------------------
                                                             $ 9,551,207
- ------------------------------------------------------------------------
Housing -- 0.3%
- ------------------------------------------------------------------------
     $  205        Michigan HDA, Rental Housing, (AMT),
                   7.15%, 4/1/10                             $   213,333
- ------------------------------------------------------------------------
                                                             $   213,333
- ------------------------------------------------------------------------
Industrial Development Revenue -- 6.4%
- ------------------------------------------------------------------------
     $2,000        Dickinson, PCR, (Champion
                   International), 5.85%, 10/1/18            $ 1,894,960
      1,000        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21                          682,500

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------

Industrial Development Revenue (continued)
- ------------------------------------------------------------------------
     $  110        Michigan Strategic Fund, (KMart Corp.),
                   6.80%, 12/15/07                           $   110,708
      2,200        Michigan Strategic Fund, (S.D. Warren
                   Co.), (AMT), 7.375%, 1/15/22                2,278,540
        530        Richmond EDC, (KMart Corp.),
                   6.625%, 1/1/07                                533,562
- ------------------------------------------------------------------------
                                                             $ 5,500,270
- ------------------------------------------------------------------------
Insured-Education -- 6.8%
- ------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23                            $   908,720
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                447,825
      2,750        Ferris State University, (MBIA),
                   5.25%, 10/1/20                              2,626,333
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            1,864,060
- ------------------------------------------------------------------------
                                                             $ 5,846,938
- ------------------------------------------------------------------------
Insured-Electric Utilities -- 5.9%
- ------------------------------------------------------------------------
     $  300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   347,865
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          1,915,160
        550        Monroe County, PCR, (Detroit Edison
                   Co.), (FGIC), (AMT), 7.65%, 9/1/20            562,265
        500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/21                          450,555
      2,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                        1,780,980
- ------------------------------------------------------------------------
                                                             $ 5,056,825
- ------------------------------------------------------------------------
Insured-General Obligations -- 15.0%
- ------------------------------------------------------------------------
     $  750        Anchor Bay School District, (FGIC),
                   4.75%, 5/1/26                             $   644,865
      1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                                 871,640
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               893,110
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 341,932
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 741,152
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      2,783,520
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                                974,010
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                                 997,499
        370        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 342,058
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                        929,150
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,319,600
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                                 948,390
- ------------------------------------------------------------------------
                                                             $12,786,926
- ------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Insured-Hospital -- 4.4%
- ------------------------------------------------------------------------
     $3,500        Kent HFA, (Butterworth Health System),
                   (MBIA), 6.125%, 1/15/16                   $ 3,785,635
- ------------------------------------------------------------------------
                                                             $ 3,785,635
- ------------------------------------------------------------------------
Insured-Housing -- 1.9%
- ------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   522,785
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,125,363
- ------------------------------------------------------------------------
                                                             $ 1,648,148
- ------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.4%
- ------------------------------------------------------------------------
     $2,200        Hancock HFA, (Portage Health), (MBIA),
                   5.45%, 8/1/47                             $ 2,043,448
- ------------------------------------------------------------------------
                                                             $ 2,043,448
- ------------------------------------------------------------------------
Insured-Transportation -- 1.0%
- ------------------------------------------------------------------------
     $1,000        Wayne Charter County Airport, (MBIA),
                   (AMT), 5.00%, 12/1/28                     $   870,080
- ------------------------------------------------------------------------
                                                             $   870,080
- ------------------------------------------------------------------------
Insured-Water and Sewer -- 10.7%
- ------------------------------------------------------------------------
     $5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,388,450
      4,400        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       3,780,128
      1,000        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                                940,960
- ------------------------------------------------------------------------
                                                             $ 9,109,538
- ------------------------------------------------------------------------
Miscellaneous -- 1.2%
- ------------------------------------------------------------------------
     $1,100        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,052,700
- ------------------------------------------------------------------------
                                                             $ 1,052,700
- ------------------------------------------------------------------------
Pooled Loans -- 3.0%
- ------------------------------------------------------------------------
     $1,825        Michigan Municipal Bond Authority Local
                   Government Loan, 6.75%, 5/1/12            $ 1,928,770
        590        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21                615,665
- ------------------------------------------------------------------------
                                                             $ 2,544,435
- ------------------------------------------------------------------------
Senior Living / Life Care -- 2.6%
- ------------------------------------------------------------------------
     $1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,315,650
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 912,530
- ------------------------------------------------------------------------
                                                             $ 2,228,180
- ------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Special Tax Revenue -- 10.1%
- ------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.60%, 5/1/16    $   278,880
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.65%, 5/1/22      1,469,157
      1,500        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                              1,414,020
      3,800        Detroit, (Convention Facility Cobo Hall
                   Expansion), 5.25%, 9/30/12(1)               3,711,308
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,192,123
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 598,540
- ------------------------------------------------------------------------
                                                             $ 8,664,028
- ------------------------------------------------------------------------
Transportation -- 3.6%
- ------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(2)(3)               $ 1,223,010
        345        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(3)(4)        335,771
      2,000        Wayne Charter County Airport, (AMT),
                   Variable Rate, 12/1/28(2)(3)                1,480,360
- ------------------------------------------------------------------------
                                                             $ 3,039,141
- ------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $82,790,253)                             $84,165,725
- ------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $ 1,410,743
- ------------------------------------------------------------------------
Net Assets -- 100.0%                                         $85,576,468
- ------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 51.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.9% to 22.3% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Assisted Living -- 2.2%
- ------------------------------------------------------------------------
    $   990        St. Paul, Housing and Redevelopment,
                   (Care Institute, Inc.-Highland),
                   8.75%, 11/1/24                            $ 1,072,843
- ------------------------------------------------------------------------
                                                             $ 1,072,843
- ------------------------------------------------------------------------
Education -- 6.5%
- ------------------------------------------------------------------------
    $ 1,000        Hopkins, (Blake School), 5.50%, 9/1/24    $   980,980
      1,250        Minnesota Higher Education Facilities
                   Authority, (Hamline University),
                   6.00%, 10/1/29                              1,222,112
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.40%, 10/1/22                                472,505
        500        Minnesota Higher Education Facilities
                   Authority, (St. Mary's College),
                   6.15%, 10/1/23                                499,275
- ------------------------------------------------------------------------
                                                             $ 3,174,872
- ------------------------------------------------------------------------
Electric Utilities -- 4.1%
- ------------------------------------------------------------------------
    $ 2,000        Chaska, Electric Revenue, 6.10%, 10/1/30  $ 2,012,580
- ------------------------------------------------------------------------
                                                             $ 2,012,580
- ------------------------------------------------------------------------
Escrowed / Prerefunded -- 10.0%
- ------------------------------------------------------------------------
    $ 1,700        Minnesota State, Prerefunded to 8/1/02,
                   Variable Rate, 8/1/11(1)                  $ 1,816,688
      3,000        St. Paul, Housing and Redevelopment
                   Authority, (Civic Center), (MBIA),
                   Escrowed to Maturity, 5.45%, 11/1/13        3,069,180
- ------------------------------------------------------------------------
                                                             $ 4,885,868
- ------------------------------------------------------------------------
General Obligations -- 2.6%
- ------------------------------------------------------------------------
    $ 1,000        Minnesota State, (Duluth Airport),
                   (AMT), 6.25%, 8/1/14                      $ 1,049,970
        200        St. Cloud, Water and Sewer, Variable
                   Rate, 8/1/13(1)                               206,000
- ------------------------------------------------------------------------
                                                             $ 1,255,970
- ------------------------------------------------------------------------
Hospital -- 18.2%
- ------------------------------------------------------------------------
    $   700        Martin County, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22     $   640,304
      1,250        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.75%, 12/1/13                 1,246,700
        250        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.90%, 10/15/22                  246,337
      2,120        Red Wing Health Care Facilities, (River
                   Region Obligation Group), 6.50%, 9/1/22     2,265,305

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------

Hospital (continued)
- ------------------------------------------------------------------------
    $   500        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/27(1)(2)    $   469,165
      2,200        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/15(1)         2,293,500
      1,945        St. Paul, Housing and Redevelopment
                   Authority, (Healtheast),
                   6.625%, 11/1/17                             1,707,477
- ------------------------------------------------------------------------
                                                             $ 8,868,788
- ------------------------------------------------------------------------
Housing -- 11.5%
- ------------------------------------------------------------------------
    $   300        Coon Rapids, Multifamily Housing,
                   (Browns Meadow), (FHA), (AMT),
                   6.85%, 8/1/33                             $   308,133
         50        Minneapolis and St. Paul, Housing
                   Finance Board, SFMR, (GNMA), (AMT),
                   7.30%, 8/1/31                                  51,142
      3,765        Minnesota HFA, SFMR, (AMT),
                   6.50%, 1/1/26(3)                            3,797,718
      1,650        Minnetonka, Multifamily, (Archer Heights
                   Apartments), (AMT), 6.00%, 1/20/27          1,479,637
- ------------------------------------------------------------------------
                                                             $ 5,636,630
- ------------------------------------------------------------------------
Industrial Development Revenue -- 10.8%
- ------------------------------------------------------------------------
    $ 1,205        Cloquet PCR, (Potlach Corp.),
                   5.90%, 10/1/26                            $ 1,104,623
        750        Minneapolis, Community Development
                   Agency, 6.00%, 6/1/11                         760,223
        100        Minneapolis, Community Development
                   Agency, 7.35%, 12/1/09                        104,381
      1,250        Minneapolis, Community Development
                   Agency, 7.40%, 12/1/21                      1,311,638
      1,605        Minneapolis, Community Development
                   Agency, (AMT), 6.80%, 12/1/24               1,666,760
        300        Minneapolis, Community Development
                   Agency, (Firemans Ins.), 6.40%, 12/1/04       301,590
- ------------------------------------------------------------------------
                                                             $ 5,249,215
- ------------------------------------------------------------------------
Insured-Electric Utilities -- 11.1%
- ------------------------------------------------------------------------
    $ 1,000        Northern Minnesota Municipal Power
                   Agency, (AMBAC), 4.75%, 1/1/20            $   887,640
        400        Puerto Rico Electric Power Authority,
                   (MBIA), 4.50%, 7/1/18                         352,064
      3,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 10/1/21                931,740
     10,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/25               2,440,800
        300        Southern Minnesota Municipal Power
                   Agency, (MBIA), (AMT), Variable Rate,
                   1/1/18(1)(2)(4)                               305,250

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------

Insured-Electric Utilities (continued)
- ------------------------------------------------------------------------
    $   510        Western Minnesota Municipal Power
                   Agency, (MBIA), 5.50%, 1/1/15             $   509,990
- ------------------------------------------------------------------------
                                                             $ 5,427,484
- ------------------------------------------------------------------------
Insured-General Obligations -- 2.9%
- ------------------------------------------------------------------------
    $ 1,330        St. Francis, Independent School District
                   No. 15, (FGIC), 6.35%, 2/1/12             $ 1,433,607
- ------------------------------------------------------------------------
                                                             $ 1,433,607
- ------------------------------------------------------------------------
Insured-Hospital -- 3.4%
- ------------------------------------------------------------------------
    $   250        Minneapolis, (Fairview Hospital),
                   (MBIA), 6.50%, 1/1/11                     $   260,415
        450        Plymouth, (Westhealth), (FSA),
                   6.25%, 6/1/16                                 465,224
      1,000        St. Louis Park, (Care Institute),
                   (AMBAC), Variable Rate, 7/1/13(1)             917,500
- ------------------------------------------------------------------------
                                                             $ 1,643,139
- ------------------------------------------------------------------------
Insured-Housing -- 3.3%
- ------------------------------------------------------------------------
    $ 1,500        SCA MFMR Receipts, Burnsville, (FSA),
                   7.10%, 1/1/30                             $ 1,595,580
- ------------------------------------------------------------------------
                                                             $ 1,595,580
- ------------------------------------------------------------------------
Insured-Transportation -- 1.8%
- ------------------------------------------------------------------------
    $ 1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38           $   866,170
- ------------------------------------------------------------------------
                                                             $   866,170
- ------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.7%
- ------------------------------------------------------------------------
    $   350        Cambridge EDA, Public Lease,
                   6.25%, 2/1/14                             $   358,932
- ------------------------------------------------------------------------
                                                             $   358,932
- ------------------------------------------------------------------------
Miscellaneous -- 1.9%
- ------------------------------------------------------------------------
    $ 1,000        Red Lake Band of Chippewa Indians,
                   (AMT), 6.25%, 8/1/13                      $   943,330
- ------------------------------------------------------------------------
                                                             $   943,330
- ------------------------------------------------------------------------
Nursing Home -- 4.1%
- ------------------------------------------------------------------------
    $ 1,000        Columbia Heights, Multifamily,
                   (Crestview Corp.), 6.00%, 3/1/33          $   817,060
        800        Minneapolis, (Walker Methodist Senior
                   Services), 6.00%, 11/15/28                    668,328

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------

Nursing Home (continued)
- ------------------------------------------------------------------------
    $   500        Minnesota Agricultural and Economic
                   Development Revenue, (Evangelical
                   Lutheran), 6.625%, 8/1/25(5)              $   494,285
- ------------------------------------------------------------------------
                                                             $ 1,979,673
- ------------------------------------------------------------------------
Solid Waste -- 0.9%
- ------------------------------------------------------------------------
    $   450        Anoka County, Solid Waste Disposal,
                   National Rural Utility, (AMT),
                   6.95%, 12/1/08                            $   462,119
- ------------------------------------------------------------------------
                                                             $   462,119
- ------------------------------------------------------------------------
Transportation -- 2.7%
- ------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul, Metropolitan
                   Airport Commission, (AMT), 4.50%, 1/1/15  $ 1,326,615
- ------------------------------------------------------------------------
                                                             $ 1,326,615
- ------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.7%
   (identified cost $47,429,619)                             $48,193,415
- ------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.3%                       $   654,473
- ------------------------------------------------------------------------
Net Assets -- 100.0%                                         $48,847,888
- ------------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 29.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 16.3% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Security (or a portion thereof) has been segregated to cover when- issued securities.
(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)  When-issued security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
Assisted Living -- 3.1%
- -------------------------------------------------------------------------
    $ 3,750        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20         $  3,860,100
      3,480        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                               3,753,006
- -------------------------------------------------------------------------
                                                             $  7,613,106
- -------------------------------------------------------------------------
Cogeneration -- 7.1%
- -------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,701,212
     10,530        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       10,846,005
      5,000        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        5,040,850
- -------------------------------------------------------------------------
                                                             $ 17,588,067
- -------------------------------------------------------------------------
Economic Development Revenue -- 0.7%
- -------------------------------------------------------------------------
    $ 2,155        New Jersey EDA, RITES, 8.00%, 5/1/18      $  1,822,677
- -------------------------------------------------------------------------
                                                             $  1,822,677
- -------------------------------------------------------------------------
Education -- 1.6%
- -------------------------------------------------------------------------
    $ 8,800        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  4,108,632
- -------------------------------------------------------------------------
                                                             $  4,108,632
- -------------------------------------------------------------------------
Electric Utilities -- 1.7%
- -------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  3,501,000
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  778,000
- -------------------------------------------------------------------------
                                                             $  4,279,000
- -------------------------------------------------------------------------
General Obligations -- 5.0%
- -------------------------------------------------------------------------
    $ 8,000        Guam, 5.40%, 11/15/18                     $  7,419,520
      1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                               1,575,810
      3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                                1,842,870
      1,000        New Jersey, 5.75%, 5/1/20                    1,025,790
      1,500        Puerto Rico, 0.00%, 7/1/16                     622,740
- -------------------------------------------------------------------------
                                                             $ 12,486,730
- -------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
Hospital -- 12.5%
- -------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  2,544,262
      2,300        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 6.80%, 7/1/11               2,410,883
      1,250        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.125%, 7/1/12                      1,022,975
      3,500        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                       2,737,910
      1,750        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                       1,273,632
      5,400        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 6.00%, 7/1/27                       4,552,632
      5,875        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  5,166,416
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,719,575
      4,000        New Jersey Health Care Facilities
                   Financing Authority, (Southern Ocean
                   County Hospital), 6.25%, 7/1/23              3,557,880
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center),
                   Variable Rate, 7/1/28(1)(2)                  1,680,824
        850        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       739,270
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,542,100
- -------------------------------------------------------------------------
                                                             $ 30,948,359
- -------------------------------------------------------------------------
Housing -- 1.3%
- -------------------------------------------------------------------------
    $ 1,000        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $    989,800
      2,650        New Jersey EDA, (1st Fellowship),
                   5.50%, 1/1/18                                2,181,559
- -------------------------------------------------------------------------
                                                             $  3,171,359
- -------------------------------------------------------------------------
Industrial Development Revenue -- 16.2%
- -------------------------------------------------------------------------
    $ 4,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22(3)                $  4,123,240
      2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                       2,158,000
      7,500        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        6,855,825
      4,500        New Jersey EDA, (Elizabethtown Water
                   Company), (AMT), 6.70%, 8/1/21               4,659,165
      3,000        New Jersey EDA, (Garden State Paper
                   Co.), 7.125%, 4/1/22                         3,147,330

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------

Industrial Development Revenue (continued)
- -------------------------------------------------------------------------
    $ 2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                             $  2,250,141
      3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28                 3,174,360
      5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18                              5,516,484
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                1,457,430
      2,250        New Jersey EDA, (Kapkowsi Mall),
                   6.375%, 4/1/31                               2,174,918
      1,160        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09                  1,191,065
      2,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   7.30%, 4/1/11                                2,040,600
      1,520        South Jersey Transportation Authority,
                   (Raytheon Aircraft), (AMT),
                   6.15%, 1/1/22                                1,398,886
- -------------------------------------------------------------------------
                                                             $ 40,147,444
- -------------------------------------------------------------------------
Insured-Education -- 0.5%
- -------------------------------------------------------------------------
    $ 1,525        New Brunswick, Housing Authority,
                   (Rutgers University), (FGIC),
                   4.625%, 7/1/24                            $  1,318,561
- -------------------------------------------------------------------------
                                                             $  1,318,561
- -------------------------------------------------------------------------
Insured-General Obligations -- 0.9%
- -------------------------------------------------------------------------
    $ 2,100        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), 5.80%, 4/1/35            $  2,134,881
- -------------------------------------------------------------------------
                                                             $  2,134,881
- -------------------------------------------------------------------------
Insured-Hospital -- 4.2%
- -------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  1,505,563
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21              941,970
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               2,398,102
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       1,577,580
      2,750        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 4.75%, 7/1/28       2,366,458
      2,150        New Jersey Health Care Facilities
                   Financing Authority, (Virtua Health),
                   (FSA), 4.50%, 7/1/28                         1,770,805
- -------------------------------------------------------------------------
                                                             $ 10,560,478
- -------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 4.3%
- -------------------------------------------------------------------------
    $ 5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                             $  5,577,495
      1,600        New Jersey EDA, (Educational Testing
                   Service), (MBIA), 4.75%, 5/15/25             1,411,952
      2,500        New Jersey EDA, (New Jersey American
                   Water Co. Inc.), (FGIC), (AMT),
                   5.375%, 5/1/32                               2,360,900
      1,150        New Jersey EDA, (New Jersey American
                   Water Co. Inc.), (FGIC), (AMT),
                   6.875%, 11/1/34                              1,247,635
- -------------------------------------------------------------------------
                                                             $ 10,597,982
- -------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.1%
- -------------------------------------------------------------------------
    $ 2,500        Hudson County Improvement Authority,
                   Secondary Yield Curve Notes, (FGIC),
                   Variable Rate, 12/1/25(2)(4)              $  2,762,700
- -------------------------------------------------------------------------
                                                             $  2,762,700
- -------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.0%
- -------------------------------------------------------------------------
    $ 3,555        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  3,069,529
      5,100        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 3/1/24             4,314,294
- -------------------------------------------------------------------------
                                                             $  7,383,823
- -------------------------------------------------------------------------
Insured-Transportation -- 7.0%
- -------------------------------------------------------------------------
    $ 1,000        New Jersey Transportation Trust Fund
                   Authority, (Transportation System),
                   (FSA), 5.00%, 6/15/18                     $    946,220
      1,000        New Jersey Turnpike Authority, (MBIA),
                   5.75%, 1/1/19                                1,025,890
      2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                                2,240,860
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(4)             6,204,450
      1,750        Port Authority of New York and New
                   Jersey, (MBIA), 4.75%, 8/1/33                1,507,450
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,330,850
      1,250        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                      1,184,675
- -------------------------------------------------------------------------
                                                             $ 17,440,395
- -------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
Insured-Water and Sewer -- 2.8%
- -------------------------------------------------------------------------
    $ 2,500        Middlesex County, Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                    $  2,715,450
      5,000        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               4,358,550
- -------------------------------------------------------------------------
                                                             $  7,074,000
- -------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.0%
- -------------------------------------------------------------------------
    $   720        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    927,670
        785        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,014,142
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,575,224
      1,650        New Jersey EDA, (Economic Recovery),
                   0.00%, 9/15/09                               1,046,430
      5,500        New Jersey EDA, (Economic Recovery),
                   0.00%, 3/15/13                               2,805,495
- -------------------------------------------------------------------------
                                                             $  7,368,961
- -------------------------------------------------------------------------
Nursing Home -- 1.6%
- -------------------------------------------------------------------------
    $ 1,370        New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22              $  1,456,228
      2,380        New Jersey EDA, (Victoria Health Corp.),
                   7.65%, 1/1/14                                2,446,926
- -------------------------------------------------------------------------
                                                             $  3,903,154
- -------------------------------------------------------------------------
Senior Living / Life Care -- 0.5%
- -------------------------------------------------------------------------
    $ 1,430        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,284,369
- -------------------------------------------------------------------------
                                                             $  1,284,369
- -------------------------------------------------------------------------
Special Tax Revenue -- 1.3%
- -------------------------------------------------------------------------
    $ 3,775        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(2)(4)    $  3,198,784
- -------------------------------------------------------------------------
                                                             $  3,198,784
- -------------------------------------------------------------------------
Transportation -- 17.2%
- -------------------------------------------------------------------------
    $ 3,500        New Jersey Transportation Authority,
                   Variable Rate, 6/15/17(4)(2)              $  3,180,905
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       4,844,700
     19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/24                      20,314,990

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------

Transportation (continued)
- -------------------------------------------------------------------------
    $14,650        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                  $ 14,465,996
- -------------------------------------------------------------------------
                                                             $ 42,806,591
- -------------------------------------------------------------------------
Water and Sewer -- 2.2%
- -------------------------------------------------------------------------
    $ 6,000        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,321,160
         80        New Jersey Wastewater Treatment Trust,
                   6.875%, 6/15/09                                 81,751
         20        New Jersey Wastewater Treatment Trust,
                   7.00%, 6/15/10                                  20,439
- -------------------------------------------------------------------------
                                                             $  5,423,350
- -------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.8%
   (identified cost $245,018,182)                            $245,423,403
- -------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.2%                       $  2,976,114
- -------------------------------------------------------------------------
Net Assets -- 100.0%                                         $248,399,517
- -------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 24.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 14.4% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)  Security has been issued as an inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
Assisted Living -- 4.5%
- -------------------------------------------------------------------------
    $ 5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25          $  5,331,200
      2,645        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,726,730
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,752,031
- -------------------------------------------------------------------------
                                                             $ 10,809,961
- -------------------------------------------------------------------------
Certificates of Participation -- 0.8%
- -------------------------------------------------------------------------
    $ 2,000        Cliff House Trust, (AMT),
                   6.625%, 6/21/27                           $  1,822,240
- -------------------------------------------------------------------------
                                                             $  1,822,240
- -------------------------------------------------------------------------
Cogeneration -- 2.5%
- -------------------------------------------------------------------------
    $ 6,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13         $  5,864,940
- -------------------------------------------------------------------------
                                                             $  5,864,940
- -------------------------------------------------------------------------
Education -- 5.1%
- -------------------------------------------------------------------------
    $ 1,100        Lehigh County General Purpose Authority,
                   (Cedar Crest College), 6.70%, 4/1/26      $  1,114,509
      3,000        Pennsylvania Higher Education Facilities
                   Authority, (Delaware Valley College of
                   Science and Agriculture),
                   5.35%, 4/15/28                               2,545,950
      1,800        Pennsylvania Higher Education Facilities
                   Authority, (Geneva College),
                   5.375%, 4/1/23                               1,564,254
      3,000        Pennsylvania Higher Education Facilities
                   Authority, (University of Pennsylvania),
                   4.625%, 7/15/30                              2,492,550
      4,225        Scranton-Lackawanna Health & Welfare
                   Authority, (University of Scranton),
                   6.40%, 3/1/07                                4,400,464
- -------------------------------------------------------------------------
                                                             $ 12,117,727
- -------------------------------------------------------------------------
Escrowed / Prerefunded -- 7.6%
- -------------------------------------------------------------------------
    $ 7,500        Keystone Oaks School District, (AMBAC),
                   Prerefunded to 9/1/02, Variable Rate,
                   9/1/16(1)                                 $  8,100,000
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(1)            4,831,250
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               1,631,360
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               1,710,504
      5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               1,830,873
- -------------------------------------------------------------------------
                                                             $ 18,103,987
- -------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
General Obligations -- 4.3%
- -------------------------------------------------------------------------
    $ 5,600        Berks County, (FGIC), Partially
                   Prerefunded to 12/01/02, Variable Rate,
                   11/10/20(1)(2)                            $  6,216,000
      3,000        Dauphin County, 6.90%, 6/1/26                3,100,290
      1,000        Puerto Rico, 4.75%, 7/1/23                     881,000
- -------------------------------------------------------------------------
                                                             $ 10,197,290
- -------------------------------------------------------------------------
Health Care -- 0.2%
- -------------------------------------------------------------------------
    $   500        Montgomery County Higher Education and
                   Health Authority Revenue, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                 $    490,060
- -------------------------------------------------------------------------
                                                             $    490,060
- -------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.4%
- -------------------------------------------------------------------------
    $ 3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29               $  3,300,080
- -------------------------------------------------------------------------
                                                             $  3,300,080
- -------------------------------------------------------------------------
Hospital -- 11.8%
- -------------------------------------------------------------------------
    $ 5,330        Allegheny County HDA, (St. Francis
                   Medical Center), 5.75%, 5/15/27           $  3,897,083
      2,000        Allegheny County HDA, (Villa
                   St. Joseph), 6.00%, 8/15/28                  1,650,680
      1,275        Allegheny County HDA, (West Penn
                   Allegheny Health), 9.25%, 11/15/15(3)        1,244,234
      2,170        Allegheny County IDA, (Presbyterian
                   Medical Center), 6.75%, 2/1/26               2,292,865
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,017,692
      2,670        Indiana County Hospital Authority,
                   (Indiana Hospital), 7.125%, 7/1/23           2,804,595
      2,550        Monroeville Hospital Authority, (Forbes
                   Health System), 6.25%, 10/1/15               2,040,000
      1,375        Montgomery Hospital Authority,
                   (Montgomery Hospital Medical Center),
                   6.60%, 7/1/10                                1,360,164
      5,626        Philadelphia HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(4)                   1,954,969
      7,116        Philadelphia HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(4)                    2,472,827
      7,000        Washington County Hospital Authority,
                   (Monongahela Valley Hospital),
                   6.75%, 12/1/08                               7,292,250
- -------------------------------------------------------------------------
                                                             $ 28,027,359
- -------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------
Housing -- 1.3%
- -------------------------------------------------------------------------
    $     5        Pittsburgh Urban Redevelopment
                   Authority, 7.45%, 4/1/10                  $      5,126
      3,000        Pittsburgh Urban Redevelopment
                   Authority, (AMT), 7.10%, 4/1/24              3,153,120
- -------------------------------------------------------------------------
                                                             $  3,158,246
- -------------------------------------------------------------------------
Industrial Development Revenue -- 17.2%
- -------------------------------------------------------------------------
    $ 6,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  5,949,351
      2,000        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                     2,019,280
      1,005        Clearfield County IDA, (Kmart Corp.),
                   6.80%, 5/15/07                               1,017,723
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                4,276,200
     11,000        New Morgan IDA, (New Morgan Landfill),
                   (AMT), 6.50%, 4/1/19(5)                      9,762,060
      5,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              5,632,275
      4,450        Pennsylvania IDA, (Sun Company), (AMT),
                   7.60%, 12/1/24(5)                            4,667,382
      6,500        Philadelphia IDA, (Refrigerated
                   Enterprises), (AMT), 9.05%, 12/1/19          6,356,740
      1,105        Shamokin IDA, (Kmart Corp.),
                   6.70%, 7/1/07                                1,111,597
- -------------------------------------------------------------------------
                                                             $ 40,792,608
- -------------------------------------------------------------------------
Insured-Education -- 1.8%
- -------------------------------------------------------------------------
    $ 3,000        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  2,689,290
      1,805        Northeastern Pennsylvania HEFA, (Wyoming
                   Seminary), (MBIA), 4.75%, 10/1/28            1,549,177
- -------------------------------------------------------------------------
                                                             $  4,238,467
- -------------------------------------------------------------------------
Insured-Electric Utilities -- 7.8%
- -------------------------------------------------------------------------
    $ 3,500        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.00%, 6/1/21                             $  3,630,935
     10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                              11,026,800
      3,800        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)     3,942,500
- -------------------------------------------------------------------------
                                                             $ 18,600,235
- -------------------------------------------------------------------------
Insured-General Obligations -- 12.9%
- -------------------------------------------------------------------------
    $ 3,000        Butler School District, (FGIC),
                   4.75%, 10/1/22                            $  2,618,040
      1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                                 902,200
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                          682,942

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------

Insured-General Obligations (continued)
- -------------------------------------------------------------------------
    $ 2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                     $    643,427
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          606,059
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          569,495
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                  855,775
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                  845,381
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                  795,034
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,032,110
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17            921,711
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                1,579,306
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  279,290
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  437,780
      1,935        Lancaster, (FGIC), 4.50%, 5/1/28             1,591,731
      1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                                  678,921
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  858,800
      1,400        Penn Manor School District, (FGIC),
                   5.20%, 6/1/16                                1,437,058
      1,000        Philadelphia School District, (MBIA),
                   4.50%, 4/1/23                                  838,780
      3,650        Philadelphia School District, (MBIA),
                   4.75%, 4/1/27                                3,134,547
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,260,125
      1,000        Ridley School District, (FGIC),
                   5.00%, 11/15/29                                897,520
        655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                                  397,257
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,469,720
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,300,824
      1,000        Venango County, (AMBAC), 6.30%, 12/1/19      1,034,620
- -------------------------------------------------------------------------
                                                             $ 30,668,453
- -------------------------------------------------------------------------
Insured-Hospital -- 6.5%
- -------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  1,617,938
      2,500        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.00%, 8/15/08                               2,585,025
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,461,376
      1,700        Dauphin County Hospital Authority,
                   (Pinnacle Health System), (MBIA),
                   5.00%, 8/15/27                               1,494,249
      3,000        Delaware County Hospital Authority,
                   (Riddle Memorial Hospital), (FSA),
                   5.00%, 1/1/28                                2,633,310
      1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,101,063
      4,000        Pennsylvania HEFA, (UPMC Health System),
                   (FSA), 5.00%, 8/1/29                         3,566,200

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------

Insured-Hospital (continued)
- -------------------------------------------------------------------------
    $ 1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                            $  1,093,763
- -------------------------------------------------------------------------
                                                             $ 15,552,924
- -------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.8%
- -------------------------------------------------------------------------
    $ 2,500        Pennsylvania Turnpike Commission Oil
                   Franchise, (AMBAC), Variable Rate,
                   12/1/27(1)(6)                             $  1,802,450
- -------------------------------------------------------------------------
                                                             $  1,802,450
- -------------------------------------------------------------------------
Insured-Transportation -- 0.6%
- -------------------------------------------------------------------------
    $ 2,000        Southeastern Pennsylvania Transit
                   Authority, (FGIC), Variable Rate,
                   3/1/29(1)(6)                              $  1,429,340
- -------------------------------------------------------------------------
                                                             $  1,429,340
- -------------------------------------------------------------------------
Insured-Water and Sewer -- 2.7%
- -------------------------------------------------------------------------
    $ 1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29             $  1,566,968
      1,000        Philadelphia Water and Wastewater,
                   (FGIC), 7.63%, 6/15/12(1)                    1,078,750
      1,500        Philadelphia Water and Wastewater,
                   (FGIC), 7.63%, 6/15/12(1)                    1,526,250
      2,490        Pittsburgh Water and Sewer Authority,
                   (FGIC), 4.75%, 9/1/16                        2,263,709
- -------------------------------------------------------------------------
                                                             $  6,435,677
- -------------------------------------------------------------------------
Nursing Home -- 4.3%
- -------------------------------------------------------------------------
    $ 1,230        Chartiers Valley IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07        $  1,161,366
        190        Clarion County, IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03              184,629
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,491,410
      1,510        Green County, IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,316,524
      3,405        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,508,172
      1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27                985,050
      1,405        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,493,796
- -------------------------------------------------------------------------
                                                             $ 10,140,947
- -------------------------------------------------------------------------
Senior Living / Life Care -- 3.5%
- -------------------------------------------------------------------------
    $ 4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                             $  4,101,314

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- -------------------------------------------------------------------------

Senior Living / Life Care (continued)
- -------------------------------------------------------------------------
    $ 2,000        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29            $  1,773,800
      3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                                2,385,239
- -------------------------------------------------------------------------
                                                             $  8,260,353
- -------------------------------------------------------------------------
Transportation -- 0.7%
- -------------------------------------------------------------------------
    $ 1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                            $    919,930
        865        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(6)(7)         841,861
- -------------------------------------------------------------------------
                                                             $  1,761,791
- -------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $242,334,742)                            $233,575,135
- -------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $  4,117,028
- -------------------------------------------------------------------------
Net Assets -- 100.0%                                         $237,692,163
- -------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 44.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.8% to 22.0% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)  When-issued security.
(4)  Non-income producing security.
(5)  Security (or a portion thereof) has been segregated to cover when-
      issued securities.
(6)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.
(7)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Assisted Living -- 3.5%
- ------------------------------------------------------------------------
     $  350        Bell County, Health Facilities, (Care
                   Institute, Inc.), 9.00%, 11/1/24          $   380,086
- ------------------------------------------------------------------------
                                                             $   380,086
- ------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.7%
- ------------------------------------------------------------------------
     $  200        Bexar County, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                   $   235,586
        100        Harris County, Hospital District,
                   (Memorial), Prerefunded to 6/1/02,
                   7.125%, 6/1/15                                106,109
        150        Texas National Research Lab Super
                   Collider, Escrowed to Maturity,
                   6.95%, 12/1/12                                171,804
- ------------------------------------------------------------------------
                                                             $   513,499
- ------------------------------------------------------------------------
General Obligations -- 31.8%
- ------------------------------------------------------------------------
     $1,000        Bastrop Independent School District,
                   (PSF), 0.00%, 2/15/13                     $   507,070
      1,500        Grape-vine-Colleyville Independent
                   School District, (PSF), 0.00%, 8/15/25        339,720
        500        Houston, Independent School District,
                   (PSF), 4.75%, 2/15/26                         429,600
        200        Katy Independent School District,
                   4.75%, 2/15/27                                171,344
        500        Leander, 6.75%, 8/15/16                       551,470
      1,000        New Braunfels Independent School
                   District, (PSF), 0.00%, 2/1/13                508,140
        690        Texas Veterans' Housing Assistance U.T.,
                   (AMT), 6.70%, 12/1/24                         709,306
        275        Texas Veterans' Housing Assistance U.T.,
                   (AMT), 6.80%, 12/1/23                         285,774
- ------------------------------------------------------------------------
                                                             $ 3,502,424
- ------------------------------------------------------------------------
Hospital -- 9.2%
- ------------------------------------------------------------------------
     $  185        Bell County, (Heritage Oaks Healthcare),
                   6.70%, 6/1/29                             $   163,187
        330        Denison Hospital Authority, (Texoma
                   Medical Center), 7.10%, 8/15/04               325,684
        500        Tarrant County, (Methodist Health
                   System), 6.00%, 9/1/24                        525,220
- ------------------------------------------------------------------------
                                                             $ 1,014,091
- ------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------

Housing -- 14.7%
- ------------------------------------------------------------------------
     $   65        Bexar County, HFC, 8.10%, 3/1/24          $    66,990
        500        Texas Department of Housing and
                   Community Affairs, (Meadow Ridge
                   Apartments), (AMT), 5.55%, 8/1/30             477,025
        500        Texas Department of Housing and
                   Community Affairs, (NHP
                   Foundation-Asmara), 6.40%, 1/1/27             506,775
        550        Travis County, HFC, (GNMA) (FNMA),
                   7.05%, 12/1/25                                566,835
- ------------------------------------------------------------------------
                                                             $ 1,617,625
- ------------------------------------------------------------------------
Industrial Development Revenue -- 7.1%
- ------------------------------------------------------------------------
     $  250        Abia Dev. Corp., (Austin Cargoport),
                   9.25%, 10/1/21                            $   273,695
        500        Trinity River Authority, (Texas
                   Instruments), (AMT), 6.20%, 3/1/20            509,555
- ------------------------------------------------------------------------
                                                             $   783,250
- ------------------------------------------------------------------------
Insured-Electric Utilities -- 8.2%
- ------------------------------------------------------------------------
     $  500        Brazos River Authority (Houston Lighting
                   and Power Co.), (AMBAC), (AMT),
                   5.05%, 11/1/18                            $   451,140
        500        Lower Colorado River Authority Junior
                   Lien, (FGIC), 0.00%, 1/1/12                   273,345
        200        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          178,098
- ------------------------------------------------------------------------
                                                             $   902,583
- ------------------------------------------------------------------------
Insured-Hospital -- 9.6%
- ------------------------------------------------------------------------
     $  500        Harris County, HFC, (Hermann Hospital),
                   (MBIA), 6.375%, 10/1/24                   $   537,500
        500        Tyler County, HFC, (Mother Frances
                   Hospital), (FGIC), 6.50%, 7/1/22              524,260
- ------------------------------------------------------------------------
                                                             $ 1,061,760
- ------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.5%
- ------------------------------------------------------------------------
     $  350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)                                 $   269,864
- ------------------------------------------------------------------------
                                                             $   269,864
- ------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.4%
- ------------------------------------------------------------------------
     $  250        Rio Grande, Independent School District
                   Lease, 6.75%, 7/15/10                     $   263,198
- ------------------------------------------------------------------------
                                                             $   263,198
- ------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JULY 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
- ------------------------------------------------------------------------
Utilities-Electrical and Gas -- 3.8%
- ------------------------------------------------------------------------
     $  500        San Antonio, Electric and Natural Gas
                   Revenue, 4.50%, 2/1/21                    $   421,845
- ------------------------------------------------------------------------
                                                             $   421,845
- ------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.5%
   (identified cost $10,494,957)                             $10,730,225
- ------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.5%                       $   280,195
- ------------------------------------------------------------------------
Net Assets -- 100.0%                                         $11,010,420
- ------------------------------------------------------------------------


AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2000, 20.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.6% to 7.2% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
- ----------------------------------------------------------------------------------------------------------------------
Assets
- ----------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $72,176,216        $30,680,138          $131,235,003          $82,790,253
   Unrealized appreciation
      (depreciation)                         849,491           (661,965)              781,255            1,375,472
- ----------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $73,025,707        $30,018,173          $132,016,258          $84,165,725
- ----------------------------------------------------------------------------------------------------------------------
Cash                                     $        --        $   198,548          $         --          $   240,392
Interest receivable                          680,262            396,072             1,298,540            1,184,225
Receivable for daily variation
   margin on open
   financial futures contracts                 2,250              1,000                 4,250                1,500
Prepaid expenses                                  --             14,642                20,676                   --
- ----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $73,708,219        $30,628,435          $133,339,724          $85,591,842
- ----------------------------------------------------------------------------------------------------------------------

Liabilities
- ----------------------------------------------------------------------------------------------------------------------
Demand note payable                      $        --        $        --          $    100,000          $        --
Due to bank                                   70,088                 --                84,673                   --
Payable to affiliate for Trustees'
   fees                                          100                 --                    --                   --
Accrued expenses                              14,028              8,758                18,396               15,374
- ----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    84,216        $     8,758          $    203,069          $    15,374
- ----------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $73,624,003        $30,619,677          $133,136,655          $85,576,468
- ----------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
- ----------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $72,776,299        $31,280,563          $132,350,814          $84,199,378
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                 847,704           (660,886)              785,841            1,377,090
- ----------------------------------------------------------------------------------------------------------------------
TOTAL                                    $73,624,003        $30,619,677          $133,136,655          $85,576,468
- ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JULY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
- ------------------------------------------------------------------------------------------------------------------------
Assets
- ------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                        $47,429,619          $245,018,182           $242,334,742         $10,494,957
   Unrealized appreciation
      (depreciation)                          763,796               405,221             (8,759,607)            235,268
- ------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                     $48,193,415          $245,423,403           $233,575,135         $10,730,225
- ------------------------------------------------------------------------------------------------------------------------
Cash                                      $   486,566          $     28,950           $  1,802,077         $   110,717
Receivable for investments sold                    --                    --                337,163                  --
Interest receivable                           652,240             2,947,883              3,273,676             161,737
Receivable for daily variation
   margin on open
   financial futures contracts                     --                    --                  7,500                  --
Prepaid expenses                               16,523                35,714                     --              15,053
- ------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $49,348,744          $248,435,950           $238,995,551         $11,017,732
- ------------------------------------------------------------------------------------------------------------------------

Liabilities
- ------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open
   financial futures contracts            $       437          $      3,750           $         --         $        --
Payable for when-issued securities            490,276                    --              1,269,517                  --
Payable to affiliate for Trustees'
   fees                                            78                    --                     --                  --
Accrued expenses                               10,065                32,683                 33,871               7,312
- ------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   500,856          $     36,433           $  1,303,388         $     7,312
- ------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $48,847,888          $248,399,517           $237,692,163         $11,010,420
- ------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
- ------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals          $48,131,915          $248,404,207           $246,457,725         $10,775,152
Net unrealized appreciation
   (depreciation) (computed on the
   basis of identified cost)                  715,973                (4,690)            (8,765,562)            235,268
- ------------------------------------------------------------------------------------------------------------------------
TOTAL                                     $48,847,888          $248,399,517           $237,692,163         $11,010,420
- ------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                      ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
- ----------------------------------------------------------------------------------------------------------------------
Investment Income
- ----------------------------------------------------------------------------------------------------------------------
Interest                                 $ 4,937,160        $ 2,062,167           $ 8,476,848          $ 5,768,485
- ----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $ 4,937,160        $ 2,062,167           $ 8,476,848          $ 5,768,485
- ----------------------------------------------------------------------------------------------------------------------

Expenses
- ----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   291,302        $    75,588           $   581,800          $   355,554
Trustees fees and expenses                     8,969              2,520                13,128               10,215
Legal and accounting services                 51,512             20,684                26,874               50,542
Custodian fee                                 50,359             24,926                78,954               45,804
Miscellaneous                                 12,769              8,131                15,439               18,919
- ----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $   414,911        $   131,849           $   716,195          $   481,034
- ----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $     8,590        $    10,802           $    33,055          $        --
- ----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $     8,590        $    10,802           $    33,055          $        --
- ----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $   406,321        $   121,047           $   683,140          $   481,034
- ----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $ 4,530,839        $ 1,941,120           $ 7,793,708          $ 5,287,451
- ----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
- ----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $  (527,758)       $    (9,486)          $  (388,620)         $(1,675,035)
   Financial futures contracts                (1,488)             6,302                21,285               38,732
   Written options                                --             (5,327)              (22,830)                  --
- ----------------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $  (529,246)       $    (8,511)          $  (390,165)         $(1,636,303)
- ----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $(3,317,432)       $(1,669,441)          $(4,808,155)         $(2,821,594)
   Financial futures contracts                (1,787)             1,079                 4,586                1,618
- ----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $(3,319,219)       $(1,668,362)          $(4,803,569)         $(2,819,976)
- ----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS         $(3,848,465)       $(1,676,873)          $(5,193,734)         $(4,456,279)
- ----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   682,374        $   264,247           $ 2,599,974          $   831,172
- ----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JULY 31, 2000

                                      MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
- ------------------------------------------------------------------------------------------------------------------------
Investment Income
- ------------------------------------------------------------------------------------------------------------------------
Interest                                  $ 3,280,707          $ 17,202,166           $ 17,367,690         $  818,649
- ------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 3,280,707          $ 17,202,166           $ 17,367,690         $  818,649
- ------------------------------------------------------------------------------------------------------------------------

Expenses
- ------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $   158,394          $  1,216,412           $  1,223,892         $   21,272
Trustees fees and expenses                      8,789                20,170                 20,368                536
Legal and accounting services                  22,671                43,610                 81,494             19,739
Custodian fee                                  34,419               114,342                146,348             15,936
Miscellaneous                                  10,648                50,981                 77,417              4,669
- ------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $   234,921          $  1,445,515           $  1,549,519         $   62,152
- ------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    11,319          $         --           $         --         $       --
- ------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    11,319          $         --           $         --         $       --
- ------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $   223,602          $  1,445,515           $  1,549,519         $   62,152
- ------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $ 3,057,105          $ 15,756,651           $ 15,818,171         $  756,497
- ------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
- ------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  (607,081)         $    (11,015)          $    210,641         $ (291,804)
   Financial futures contracts                 (1,277)               (6,305)                11,827                 --
- ------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  (608,358)         $    (17,320)          $    222,468         $ (291,804)
- ------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $(1,965,079)         $(13,347,272)          $(15,716,004)        $ (374,388)
   Financial futures contracts                (47,823)             (409,911)                (5,955)                --
- ------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(2,012,902)         $(13,757,183)          $(15,721,959)        $ (374,388)
- ------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,621,260)         $(13,774,503)          $(15,499,491)        $ (666,192)
- ------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   435,845          $  1,982,148           $    318,680         $   90,305
- ------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
- --------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  4,530,839        $  1,941,120         $  7,793,708          $  5,287,451
   Net realized loss                            (529,246)             (8,511)            (390,165)           (1,636,303)
   Net change in unrealized appreciation
      (depreciation)                          (3,319,219)         (1,668,362)          (4,803,569)           (2,819,976)
- --------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $    682,374        $    264,247         $  2,599,974          $    831,172
- --------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $  5,242,737        $  2,519,178         $  9,001,578          $  4,120,260
   Withdrawals                               (26,634,396)        (10,037,815)         (36,358,485)          (28,838,316)
- --------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(21,391,659)       $ (7,518,637)        $(27,356,907)         $(24,718,056)
- --------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $(20,709,285)       $ (7,254,390)        $(24,756,933)         $(23,886,884)
- --------------------------------------------------------------------------------------------------------------------------

Net Assets
- --------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $ 94,333,288        $ 37,874,067         $157,893,588          $109,463,352
- --------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 73,624,003        $ 30,619,677         $133,136,655          $ 85,576,468
- --------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
- ----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  3,057,105          $ 15,756,651           $ 15,818,171         $   756,497
   Net realized gain (loss)                      (608,358)              (17,320)               222,468            (291,804)
   Net change in unrealized appreciation
      (depreciation)                           (2,012,902)          (13,757,183)           (15,721,959)           (374,388)
- ----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    435,845          $  1,982,148           $    318,680         $    90,305
- ----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  3,948,681          $ 12,359,592           $  9,874,314         $   526,482
   Withdrawals                                (15,929,506)          (75,275,630)           (87,374,122)         (5,371,519)
- ----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(11,980,825)         $(62,916,038)          $(77,499,808)        $(4,845,037)
- ----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(11,544,980)         $(60,933,890)          $(77,181,128)        $(4,754,732)
- ----------------------------------------------------------------------------------------------------------------------------

Net Assets
- ----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
- ----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $ 48,847,888          $248,399,517           $237,692,163         $11,010,420
- ----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
- --------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                    $  5,318,760        $ 2,146,952          $  8,526,230          $  6,229,950
   Net realized gain                           1,622,656            811,139             1,435,275             2,217,392
   Net change in unrealized appreciation
      (depreciation)                          (4,960,999)        (2,289,165)           (5,177,956)           (6,686,327)
- --------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $  1,980,417        $   668,926          $  4,783,549          $  1,761,015
- --------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                            $ 13,039,976        $ 3,990,873          $ 15,311,591          $  5,494,726
   Withdrawals                               (23,779,211)        (6,586,932)          (27,156,440)          (28,028,857)
- --------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                             $(10,739,235)       $(2,596,059)         $(11,844,849)         $(22,534,131)
- --------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                  $ (8,758,818)       $(1,927,133)         $ (7,061,300)         $(20,773,116)
- --------------------------------------------------------------------------------------------------------------------------

Net Assets
- --------------------------------------------------------------------------------------------------------------------------
At beginning of year                        $103,092,106        $39,801,200          $164,954,888          $130,236,468
- --------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $ 94,333,288        $37,874,067          $157,893,588          $109,463,352
- --------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 1999

INCREASE (DECREASE) IN NET ASSETS         MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
- ----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $  3,484,876          $ 17,814,663           $ 18,951,880         $   927,072
   Net realized gain                              848,429             7,082,663              5,867,482             329,438
   Net change in unrealized appreciation
      (depreciation)                           (3,102,439)          (19,049,566)           (18,321,913)           (862,443)
- ----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $  1,230,866          $  5,847,760           $  6,497,449         $   394,067
- ----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  6,142,642          $ 37,233,317           $ 25,746,805         $   980,095
   Withdrawals                                (13,964,317)          (62,376,808)           (76,902,838)         (3,446,497)
- ----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $ (7,821,675)         $(25,143,491)          $(51,156,033)        $(2,466,402)
- ----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $ (6,590,809)         $(19,295,731)          $(44,658,584)        $(2,072,335)
- ----------------------------------------------------------------------------------------------------------------------------

Net Assets
- ----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $ 66,983,677          $328,629,138           $359,531,875         $17,837,487
- ----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
- ----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     ARIZONA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Ratios/Supplemental Data
- ------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.52%       0.49%      0.50%       0.50%         0.51%
   Expenses after custodian
      fee reduction                  0.51%       0.48%      0.48%       0.49%         0.50%
   Net investment income             5.67%       5.21%      5.27%       5.56%         5.53%
Portfolio Turnover                     25%         38%        23%         10%           18%
- ------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $73,624     $94,333     $103,092    $112,472    $129,862
- ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     COLORADO PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
- ------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.39%       0.39%       0.40%       0.40%       0.40%
   Net expenses after
      custodian fee reduction        0.36%       0.35%       0.37%       0.36%       0.36%
   Net investment income             5.85%       5.36%       5.49%       5.86%       5.75%
Portfolio Turnover                     14%         33%         18%         14%         53%
- ------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $30,620     $37,874     $39,801     $42,624     $45,416
- ------------------------------------------------------------------------------------------
+    The  operating  expenses of the  Portfolio  may reflect a reduction  of the investment  adviser  fee,  an  allocation  of  expenses  to the  Investment
     Adviser,  or both.  Had such actions not been taken,  the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.42%
   Expenses after custodian
      fee reduction                                                                  0.38%
   Net investment income                                                             5.73%
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   CONNECTICUT PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Ratios/Supplemental Data
- ------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.50%       0.50%       0.51%       0.53%         0.52%
   Expenses after custodian
      fee reduction                 0.48%       0.48%       0.50%       0.53%         0.50%
   Net investment income            5.53%       5.15%       5.20%       5.50%         5.49%
Portfolio Turnover                    20%         18%          7%         11%           23%
- ------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $133,137    $157,894    $164,955    $174,978    $187,617
- ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     MICHIGAN PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Ratios/Supplemental Data
- ------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.52%      0.49%       0.50%       0.52%         0.54%
   Expenses after custodian
      fee reduction                  0.52%      0.48%       0.48%       0.50%         0.52%
   Net investment income             5.67%      5.10%       5.19%       5.45%         5.50%
Portfolio Turnover                     30%        31%         26%         16%           49%
- ------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $85,576     $109,463    $130,236    $150,224    $173,465
- ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    MINNESOTA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Ratios/Supplemental Data
- ------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.45%       0.46%       0.47%       0.47%       0.48%
   Expenses after custodian
      fee reduction                  0.43%       0.44%       0.45%       0.44%       0.46%
   Net investment income             5.81%       5.28%       5.28%       5.71%       5.69%
Portfolio Turnover                     12%         19%         23%         22%         45%
- ------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $48,848     $60,393     $66,984     $70,674     $76,090
- ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    NEW JERSEY PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Ratios/Supplemental Data
- ------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.54%       0.53%       0.54%       0.54%         0.53%
   Expenses after custodian
      fee reduction                 0.54%       0.52%       0.52%       0.52%         0.52%
   Net investment income            5.91%       5.39%       5.52%       5.84%         5.82%
Portfolio Turnover                    26%         32%         14%         24%           39%
- ------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $248,400    $309,333    $328,629    $352,772    $386,244
- ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   PENNSYLVANIA PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Ratios/Supplemental Data
- ------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.58%       0.54%       0.54%       0.55%         0.54%
   Expenses after custodian
      fee reduction                 0.58%       0.50%       0.50%       0.51%         0.50%
   Net investment income            5.92%       5.49%       5.66%       5.96%         5.90%
Portfolio Turnover                    18%         27%         13%         17%           30%
- ------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $237,692    $314,873    $359,532    $402,221    $448,182
- ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      TEXAS PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED JULY 31,
                                  --------------------------------------------------------
                                    2000        1999        1998        1997        1996
- ------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
- ------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.48%       0.39%       0.38%       0.37%       0.32%
   Net expenses after
      custodian fee reduction        0.48%       0.36%       0.35%       0.35%       0.27%
   Net investment income             5.79%       5.50%       5.58%       5.79%       5.81%
Portfolio Turnover                     35%         55%         17%         17%         39%
- ------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $11,010     $15,765     $17,837     $21,676     $24,367
- ------------------------------------------------------------------------------------------
+    The  operating  expenses of the  Portfolio  may reflect a reduction  of the investment  adviser  fee,  an  allocation  of  expenses  to the  Investment
     Adviser,  or both.  Had such action not been taken,  the ratios  would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                          0.42%
   Expenses after custodian
      fee reduction                                                                  0.37%
   Net investment income                                                             5.71%
- ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES
- -------------------------------------------
     Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

     A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

     C FEDERAL INCOME TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

     D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

          Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

     I USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
- -------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended July 31, 2000, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    Arizona                                   $  291,302            0.36%
    Colorado                                      75,588            0.23%
    Connecticut                                  581,800            0.41%
    Michigan                                     355,554            0.38%
    Minnesota                                    158,394            0.30%
    New Jersey                                 1,216,412            0.46%
    Pennsylvania                               1,223,892            0.46%
    Texas                                         21,272            0.16%

*    Advisory fees paid as a percentage of average daily net assets.

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

     Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2000, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolios are officers of the above organizations.

3  INVESTMENTS
- -------------------------------------------
      Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the year ended July 31, 2000 were as follows:

    ARIZONA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 19,406,091
    Sales                                       36,476,082

    COLORADO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  4,678,698
    Sales                                       10,643,554

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 28,163,159
    Sales                                       45,867,541

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 27,601,481
    Sales                                       47,276,154

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  6,411,225
    Sales                                       15,846,085

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 68,086,835
    Sales                                      117,229,413

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 46,708,313
    Sales                                      110,180,535

    TEXAS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  4,559,456
    Sales                                        8,691,272

4  FEDERAL INCOME TAX BASIS OF INVESTMENTS
- -------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 2000, as computed on a federal income tax basis, are as follows:


    ARIZONA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 72,176,216
    ------------------------------------------------------
    Gross unrealized appreciation             $  3,769,467
    Gross unrealized depreciation               (2,919,976)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    849,491
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 30,680,138
    ------------------------------------------------------
    Gross unrealized appreciation             $    702,956
    Gross unrealized depreciation               (1,364,921)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (661,965)
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $131,235,003
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,046,435
    Gross unrealized depreciation               (3,265,180)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    781,255
    ------------------------------------------------------

    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 82,790,253
    ------------------------------------------------------
    Gross unrealized appreciation             $  4,020,687
    Gross unrealized depreciation               (2,645,215)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,375,472
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 47,429,619
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,879,704
    Gross unrealized depreciation               (1,115,908)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    763,796
    ------------------------------------------------------

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $245,027,029
    ------------------------------------------------------
    Gross unrealized appreciation             $ 10,432,424
    Gross unrealized depreciation              (10,036,050)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    396,374
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $242,384,348
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,114,626
    Gross unrealized depreciation              (16,923,839)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (8,809,213)
    ------------------------------------------------------

    TEXAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 10,494,957
    ------------------------------------------------------
    Gross unrealized appreciation             $    520,291
    Gross unrealized depreciation                 (285,023)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    235,268
    ------------------------------------------------------

5  LINE OF CREDIT
- -------------------------------------------
     The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 2000, the Connecticut Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended July 31, 2000.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

6  Financial Instruments
- -------------------------------------------
     The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at July 31, 2000 is as follows:

                                    FUTURES
                                    CONTRACTS                                         NET UNREALIZED
                                    EXPIRATION                                         APPRECIATION
    PORTFOLIO                       DATE        CONTRACTS                 POSITION    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------
    Arizona                         9/00        18 U.S. Treasury Bond     Short         $  (1,787)
    ------------------------------------------------------------------------------------------------
    Colorado                        9/00        8 U.S. Treasury Bond      Short         $   1,079
    ------------------------------------------------------------------------------------------------
    Connecticut                     9/00        34 U.S. Treasury Bond     Short         $   4,586
    ------------------------------------------------------------------------------------------------
    Michigan                        9/00        6 U.S. Treasury Bond      Short         $   1,618
    ------------------------------------------------------------------------------------------------
    Minnesota                       9/00        14 U.S. Treasury Bond     Short         $ (47,823)
    ------------------------------------------------------------------------------------------------
    New Jersey                      9/00        120 U.S. Treasury Bond    Short         $(409,911)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    9/00        60 U.S. Treasury Bond     Short         $  (5,955)

   At July 31, 2000, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JULY 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF ARIZONA MUNICIPALS PORTFOLIO, COLORADO MUNICIPALS PORTFOLIO, CONNECTICUT MUNICIPALS PORTFOLIO, MICHIGAN MUNICIPALS PORTFOLIO, MINNESOTA MUNICIPALS PORTFOLIO, NEW JERSEY MUNICIPALS PORTFOLIO, PENNSYLVANIA MUNICIPALS PORTFOLIO AND TEXAS MUNICIPALS PORTFOLIO:
- ---------------------------------------------
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio as of July 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 2000 and 1999 and supplementary data for each of the years in the five year period ended July 31, 2000. These financial statements and supplementary data are the responsibility of the Trusts' management. Our responsibility is to express an opinion on the financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Arizona Municipals Portfolio, Colorado Municipals Portfolio, Connecticut Municipals Portfolio, Michigan Municipals Portfolio, Minnesota Municipals Portfolio, New Jersey Municipals Portfolio, Pennsylvania Municipals Portfolio and Texas Municipals Portfolio at July 31, 2000, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 8, 2000

EATON VANCE MUNICIPALS FUNDS AS OF JULY 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

OFFICERS                         TRUSTEES

Thomas J. Fetter                 Jessica M. Bibliowicz
President                        President and Chief Executive Officer,
                                 National Financial Partners
James B. Hawkes
Vice President and Trustee       Donald R. Dwight
                                 President, Dwight Partners, Inc.
Robert B. MacIntosh
Vice President                   Samuel L. Hayes, III
                                 Jacob H. Schiff Professor of Investment
Thomas M. Metzold                Banking Emeritus, Harvard University
Vice President                   Graduate School of Business Administration

James L. O'Connor                Norton H. Reame
Treasurer                        Chairman and Chief Operating Officer
                                 Hellman, Jordan Management Co., Inc.
Alan R. Dynner                   President, Jordan Simmons Capital LLC
Secretary                        and Unicorn Corporation

                                 Lynn A. Stout
                                 Professor of Law,
                                 Georgetown University Law Center

                                 Jack L. Treynor
                                 Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

OFFICERS                         TRUSTEES

Thomas J. Fetter                    Jessica M. Bibliowicz
President                           President and Chief Executive Officer,
                                    National Financial Partners
James B. Hawkes
Vice President and Trustee          Donald R. Dwight
                                    President, Dwight Partners, Inc.
William H. Ahern, Jr.
Vice President and Portfolio        Samuel L. Hayes, III
Manager of Colorado,                Jacob H. Schiff Professor of Investment
Connecticut and Michigan            Banking Emeritus, Harvard University
Municipals Portfolios               Graduate School of Business Administration

Cynthia J. Clemson                  Norton H. Reamer
Vice President and Portfolio        Chairman and Chief Operating Officer,
Manager of Arizona and              Hellman, Jordan Management Co., Inc.
Pennsylvania Municipals Portfolios  President, Jordan Simmons Capital LLC
                                    and Unicorn Corporation
Robert B. MacIntosh
Vice President and Portfolio        Lynn A. Stout
Manager of Minnesota and            Professor of Law,
New Jersey Municipals Portfolios    Georgetown University Law Center

Thomas M. Metzold                   Jack L. Treynor
Vice President and Portfolio        Investment Adviser and Consultant
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER OF THE PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF THE FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA  02116-5022



EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
313-9/00                                                                  8CSRC

[EATON VANCE-Registered Trademark - MUTUAL FUNDS LOGO]
MUTUAL FUNDS FOR PEOPLE WHO PAY TAXES - REGISTERED TRADEMARK

                                                                [EDUCATION SIGN]



Semiannual Report March 31, 2001



                                   EATON VANCE
                                    NATIONAL
                                   MUNICIPALS
                                      FUND

[CARS ON HIGHWAY]



[BRIDGE]

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

INVESTMENT UPDATE

[PHOTO]
Thomas M. Metzold
Portfolio Manager

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

- Economic uncertainty prompted an impressive rally in the fixed-income markets in the second half of 2000 and early 2001, as slower industrial activity combined with weaker consumer demand to dampen the near-term outlook. The Federal Reserve Board took dramatic steps to reinvigorate the economy by lowering, in four separate moves between January and April 2001, its benchmark Federal Funds rate by a total of 200 basis points (2.0%).

- The bond markets, which move in the opposite direction of interest rates, rallied strongly. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - had a total return of 6.69% during the six-month period ended March 31, 2001.*

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

- Credit quality spreads remained wide, especially in the health care sector. Spreads are expected to narrow, however, if the Federal Reserve Board continues to lower the Federal Funds rate.

- Management balanced higher-income issues with interest-rate-sensitive, lower-coupon issues with the potential to enhance overall returns. The Portfolio continued its efforts to upgrade call protection.

- The Portfolio remains well diversified across numerous sectors. One of the largest sector holdings, industrial development revenue bonds, included projects involving Continental Airlines, BP Amoco, United Airlines and Georgia Pacific.

FUND PERFORMANCE
--------------------------------------------------------------------------------

  The Past Six Months

- During the six months ended March 31, 2001, the Fund's Class A shares had a total return of 5.79%.(1) This return resulted from an increase in net asset value (NAV) per share to $10.51 on March 31, 2001 from $10.23 on September 30, 2000, and the reinvestment of $0.305 per share in tax-exempt dividend income.(2)

- The Fund's Class B shares had a total return of 5.63% during the period,(1) the result of an increase in NAV per share to $9.81 from $9.55, and the reinvestment of $0.272 per share in tax-exempt dividend income.(2)

- The Fund's Class C shares had a total return of 5.38% during the period,(1) the result of an increase in NAV per share to $9.35 from $9.10, and the reinvestment of $0.234 per share in tax-exempt dividend income.(2)

- The Fund's Class I shares had a total return of 6.01% during the period,(1) the result of an increase in NAV per share to $9.73 from $9.46, and the reinvestment of $0.292 per share in tax-exempt dividend income.(2)

- Based on the most recent distributions and NAVs per share on March 31, 2001, of $10.51 for Class A, $9.81 for Class B, $9.35 for Class C, and $9.73 for Class I, the distribution rates were 5.80%, 5.56%, 5.05%, and 6.01%, respectively.(3) The distribution rates of Classes A, B, C, and I are equivalent to taxable rates of 9.60%, 9.21%, 8.36%, and 9.95%, respectively.(4)

-    The SEC 30-day  yields at March 31,  2001 were  5.99%,  6.04%,  5.53%,  and
     6.53%, respectively, for Classes A, B, C, and I.(5) These yields are equivalent to taxable rates of 9.92%, 10.00%, 9.16%, and 10.81%, respectively.(4)

*It is not possible to invest directly in the Index.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001


PERFORMANCE(6)                    Class A      Class B      Class C      Class I
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------

One Year                           9.61%        9.21%        8.60%        9.68%
Five Years                         6.13         5.45         5.28         N.A.
Ten Years                           N.A.        6.86         N.A.         N.A.
Life of Fund+                      7.09         6.66         4.54         4.80


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------

One Year                           4.38%        4.21%        7.60%        9.68%
Five Years                         5.11         5.13         5.28         N.A.
Ten Years                          N.A.         6.86         N.A.         N.A.
Life of Fund+                      6.34         6.66         4.54         4.80

+Inception Dates - Class A: 4/5/94; Class B: 12/19/85; Class C: 12/3/93;
 Class I:7/1/99

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC) for Class B shares and Class C shares. (2)A portion of the Fund's income may be subject to federal income tax and/or alternative minimum tax. Income may be subject to state tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV).
     (4)Taxable-equivalent rates assume maximum 39.6% federal tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect the maximum sales charge of 4.75%. Class B returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. For Class C, one year return reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES


AS OF MARCH 31, 2001

ASSETS
--------------------------------------------------------------------------------
Investment in National Municipals Portfolio, at value
   (identified cost, $1,767,441,199)                             $1,821,959,831
Receivable for Fund shares sold                                       4,443,737
--------------------------------------------------------------------------------
TOTAL ASSETS                                                     $1,826,403,568
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Dividends payable                                                $    4,109,583
Payable for Fund shares redeemed                                      2,190,175
Payable to affiliate for service fees                                   323,921
Payable to affiliate for Trustees' fees                                     450
Accrued expenses                                                        261,609
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $    6,885,738
--------------------------------------------------------------------------------
NET ASSETS                                                       $1,819,517,830
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                  $1,799,921,699
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)                       (30,750,884)
Accumulated distributions in excess of net investment income         (4,171,617)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)                        54,518,632
--------------------------------------------------------------------------------
TOTAL                                                            $1,819,517,830
--------------------------------------------------------------------------------

CLASS A SHARES
--------------------------------------------------------------------------------
NET ASSETS                                                       $  186,593,283
SHARES OUTSTANDING                                                   17,759,846
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of beneficial
   interest outstanding)                                         $        10.51
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $10.51)                             $        11.03
--------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------
NET ASSETS                                                       $1,510,388,716
SHARES OUTSTANDING                                                  153,962,144
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                  $         9.81
--------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------
NET ASSETS                                                       $  121,655,590
SHARES OUTSTANDING                                                   13,015,168
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                  $         9.35
--------------------------------------------------------------------------------

CLASS I SHARES
--------------------------------------------------------------------------------
NET ASSETS                                                       $      880,241
SHARES OUTSTANDING                                                       90,502
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                  $         9.73
--------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2001

INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest allocated from Portfolio                                   $59,605,439
Expenses allocated from Portfolio                                    (4,335,821)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                $55,269,618
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees and expenses                                         $     2,532
Distribution and service fees
   Class A                                                              217,458
   Class B                                                            4,627,862
   Class C                                                              557,428
Transfer and dividend disbursing agent fees                             577,839
Registration fees                                                       125,621
Printing and postage                                                     62,723
Custodian fee                                                            20,153
Legal and accounting services                                            10,208
Miscellaneous                                                            84,817
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $ 6,286,641
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $48,982,977
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                  $   846,490
   Interest rate swap contracts                                        (540,200)
--------------------------------------------------------------------------------
NET REALIZED GAIN                                                   $   306,290
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                              $47,743,312
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                $47,743,312
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    $48,049,602
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $97,032,579
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                        MARCH 31, 2001         YEAR ENDED
IN NET ASSETS                               (UNAUDITED)       SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $    48,982,977     $     105,809,510
   Net realized gain (loss)                       306,290           (29,265,457)
   Net change in unrealized
      appreciation (depreciation)              47,743,312           (16,870,231)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    97,032,579     $      59,673,822
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (5,192,928)    $     (11,518,618)
      Class B                                 (40,918,093)          (88,245,574)
      Class C                                  (2,832,375)           (6,121,440)
      Class I                                     (19,490)               (6,725)
   In excess of net investment income
      Class A                                        (935)             (188,394)
      Class B                                    (827,286)             (395,953)
      Class I                                        --                     (76)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $   (49,791,107)    $    (106,476,780)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    34,217,028     $      76,663,892
      Class B                                  66,364,698            84,983,374
      Class C                                  25,290,068            22,528,666
      Class I                                     254,930               600,004
   Net asset value of shares issued to
   shareholders in payment of
      distributions declared
      Class A                                   2,028,445             5,306,814
      Class B                                  14,035,738            29,049,725
      Class C                                   1,337,761             2,859,716
      Class I                                      11,088                 2,451
   Cost of shares redeemed
      Class A                                 (28,504,536)         (114,313,049)
      Class B                                 (93,338,851)         (356,484,139)
      Class C                                 (12,333,030)          (57,769,924)
      Class I                                      (1,000)             (453,019)
   Contingent deferred sales charges
      Class B                                     271,172                  --
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $     9,633,511     $    (307,025,489)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    56,874,983     $    (353,828,447)
--------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                           MARCH 31, 2001         YEAR ENDED
NET ASSETS                                  (UNAUDITED)       SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
At beginning of period                    $ 1,762,642,847     $   2,116,471,294
--------------------------------------------------------------------------------
AT END OF PERIOD                          $ 1,819,517,830     $   1,762,642,847
--------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS
IN EXCESS OF NET INVESTMENT
INCOME INCLUDED IN NET ASSETS
--------------------------------------------------------------------------------
AT END OF PERIOD                          $    (4,171,617)    $      (3,363,487)
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                            CLASS A
                                                                 -----------------------------------------------------------
                                                                 SIX MONTHS ENDED            YEAR ENDED SEPTEMBER 30,
                                                                  MARCH 31, 2001      --------------------------------------
                                                                   (UNAUDITED)           2000(1)        1999         1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $ 10.230               $ 10.440      $ 11.650     $ 11.260
- --------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                            $  0.304               $  0.629      $  0.636     $  0.644
Net realized and unrealized gain (loss)                             0.280                 (0.200)       (1.209)       0.398
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                              $  0.584               $  0.429      $ (0.573)    $  1.042
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                                       $ (0.304)              $ (0.629)     $ (0.637)    $ (0.652)
In excess of net investment income                                   --(2)                (0.010)         --           --
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              $ (0.304)              $ (0.639)     $ (0.637)    $ (0.652)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $ 10.510               $ 10.230      $ 10.440     $ 11.650
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                     5.79%                  4.39%        (5.14)%       9.49%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
- --------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                        $186,593               $174,024      $211,206     $146,067
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                      0.83%(5)               0.66%         0.71%        0.71%
   Expenses after custodian fee reduction(4)                        0.83%(5)               0.65%         0.69%        0.69%
   Net investment income                                            5.85%(5)               6.23%         5.67%        5.60%
Portfolio Turnover of the Portfolio                                   13%                    41%           60%          28%
----------------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2)  Represents less than .001 per share.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                            CLASS B
                                  --------------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                             YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2001      ----------------------------------------------------------------------
                                           (UNAUDITED)           2000(1)         1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --
   Beginning of period                       $ 9.550             $ 9.740       $10.870        $10.530        $ 9.900        $ 9.800
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                        $ 0.266             $ 0.532       $ 0.508        $ 0.523        $ 0.550        $ 0.557
Net realized and unrealized gain (loss)        0.265              (0.188        (1.126)         0.361          0.634          0.096
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $ 0.531             $ 0.344       $(0.618)       $ 0.884        $ 1.184        $ 0.653
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                   $(0.266)            $(0.532)      $(0.508)       $(0.531)       $(0.554)       $(0.553)
In excess of net investment income            (0.005)             (0.002)       (0.004)        (0.013)          --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $(0.271)            $(0.534)      $(0.512)       $(0.544)       $(0.554)       $(0.553)
------------------------------------------------------------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES            $ 0.002             $  --         $  --          $  --          $  --          $  --
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $ 9.810             $ 9.550       $ 9.740        $10.870        $10.530        $ 9.900
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                5.63%               3.72%        (5.90)%         8.60%         12.33%          6.84%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)  $1,510,389          $1,483,566    $1,764,616     $2,071,078     $2,040,626     $2,101,632
Ratios (As a percentage of
 average daily net assets):
   Expenses(3)                                 1.21%(4)            1.25%         1.53%          1.53%          1.60%          1.55%
   Expenses after custodian
      fee reduction(3)                         1.21%(4)            1.24%         1.51%          1.51%          1.60%          1.54%
   Net investment income                       5.49%(4)            5.63%         4.86%          4.87%          5.45%          5.62%
Portfolio Turnover of the
   Portfolio                                     13%                 41%           60%            28%            17%            19%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                                                  CLASS C
                                                                         ----------------------------------------------------------
                                                                         SIX MONTHS ENDED          YEAR ENDED SEPTEMBER 30,
                                                                          MARCH 31, 2001      -------------------------------------
                                                                           (UNAUDITED)           2000(1)        1999         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                      $  9.100           $  9.280       $ 10.350     $ 10.010
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
 -----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                       $  0.236           $  0.477       $  0.482     $  0.493
Net realized and unrealized
   gain (loss)                                                                 0.249             (0.175)        (1.073)       0.349
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                                         $  0.485           $  0.302       $ (0.591)    $  0.842
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                  $ (0.235)          $ (0.482)      $ (0.479)    $ (0.502)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                         $ (0.235)          $ (0.482)      $ (0.479)    $ (0.502)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                            $  9.350           $  9.100       $  9.280     $ 10.350
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                                5.38%              3.46%         (5.92)%       8.59%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                   $121,656           $104,455       $140,182     $122,839
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                                 1.59%(4)           1.58%          1.54%        1.54%
   Expenses after custodian fee reduction(3)                                   1.59%(4)           1.57%          1.52%        1.52%
   Net investment income                                                       5.11%(4)           5.31%          4.84%        4.83%
Portfolio Turnover of the Portfolio                                              13%                41%            60%          28%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CLASS I
                                  ----------------------------------------------
                                  SIX MONTHS ENDED     YEAR ENDED SEPTEMBER 30,
                                   MARCH 31, 2001     --------------------------
                                    (UNAUDITED)         2000(1)        1999(2)
--------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.460          $ 9.610        $10.000
--------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------
Net investment income                 $ 0.293          $ 0.557        $ 0.149
Net realized and unrealized
   gain (loss)                          0.268           (0.107)        (0.390)
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS   $ 0.561          $ 0.450        $(0.241)
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
From net investment income            $(0.291)         $(0.593)       $(0.149)
In excess of net investment income       --             (0.007)          --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.291)          $(0.600)       $(0.149)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD      $ 9.730           $ 9.460        $ 9.610
--------------------------------------------------------------------------------

TOTAL RETURN(3)                         6.01%             4.96%         (2.44)%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $   880           $   598        $  468
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          0.59%(5)          0.57%         0.55%(5)
   Expenses after custodia
      fee reduction(4)                  0.59%(5)          0.56%         0.53%(5)
   Net investment income                6.09%(5)          5.87%         6.12%(5)
Portfolio Turnover of the
   Portfolio                              13%               41%           60%
--------------------------------------------------------------------------------
(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) For the period from the commencement of offering of class I shares, July 1, 1999, to September 30, 1999.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1    SIGNIFICANT ACCOUNTING POLICIES
---------------------------------------------
     Eaton Vance National Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value to certain institutional investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in National Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $6,949,359 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryover was acquired through a Fund Reorganization and may be subject to certain limitations. Such capital loss carryover will expire on September 30, 2008 ($5,377,834) and September 30, 2005 ($1,571,525). Dividends paid by the Fund from net tax-exempt interest on municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     Additionally, at September 30, 2000, National Municipals Fund had net capital losses of $23,947,133 attributable to security transactions incurred after October 31, 1999. These capital losses are treated as arising on the first day of the Fund's current taxable year.

D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E    OTHER -- Investment transactions are accounted for on a trade-date basis.

F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

     Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

G INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------
     The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3    SHARES OF BENEFICIAL INTEREST
---------------------------------------------
     The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                            SIX MONTHS ENDED
                                             MARCH 31, 2001       YEAR ENDED
CLASS A                                       (UNAUDITED)     SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
Sales                                          3,292,239          7,622,978
Issued to shareholders electing to receive
  payments of distributions in Fund shares       195,170            526,581
Redemptions                                   (2,745,128)       (11,359,864)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)                          742,281         (3,210,305)
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                             MARCH 31, 2001       YEAR ENDED
CLASS B                                       (UNAUDITED)     SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
Sales                                          6,831,768          8,951,233
Issued to shareholders electing to receive
  payments of distributions in Fund shares     1,448,054          3,083,270
Redemptions                                   (9,631,734)       (37,900,442)
--------------------------------------------------------------------------------
NET DECREASE                                  (1,351,912)       (25,865,939)
------------------------------------------------------------------==------------

                                            SIX MONTHS ENDED
                                             MARCH 31, 2001       YEAR ENDED
CLASS C                                       (UNAUDITED)     SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
Sales                                          2,723,073          2,512,096
Issued to shareholders electing to receive
  payments of distributions in Fund shares       144,409            318,811
Redemptions                                   (1,335,364)        (6,449,307)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)                        1,532,118         (3,618,400)
--------------------------------------------------------------------------------

                                            SIX MONTHS ENDED
                                             MARCH 31, 2001       YEAR ENDED
CLASS I                                       (UNAUDITED)     SEPTEMBER 30, 2000
------------------------------------------------------------------------------
Sales                                             26,208             62,718
Issued to shareholders electing to receive
  payments of distributions in Fund shares         1,158                261
Redemptions                                         (104)           (48,392)
------------------------------------------------------------------------------
NET INCREASE                                      27,262             14,587
------------------------------------------------------------------------------

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
----------------------------------------------------------------------
     Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $17,499 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2001.

     Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5    DISTRIBUTION AND SERVICE PLANS
------------------------------------------------
     The Fund has in effect distribution plans, for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $2,768,275 and $418,071 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended March 31, 2001, representing 0.37% and 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At March 31, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $17,371,000 for Class C shares. There were no Uncovered Distribution Charges for Class B shares at March 31, 2001.

     The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees approved quarterly service fee payments equal to .25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares sold on or after October 12, 1999, and .25% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended March 31, 2001 amounted to $217,458, $1,859,587, and $139,357, for Class A,
     Class B, and Class C shares, respectively.

6    CONTINGENT DEFERRED SALES CHARGE
---------------------------------------------
     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges  received  when no  Uncovered  Distribution  Charges  exist will be credited to the Fund. EVD received approximately $6,000 of CDSC paid by shareholders for Class C shares for the six months ended March 31, 2001. EVD also received approximately $384,000 of CDSC paid by Class B shareholders of which $271,172 was paid directly to the Fund for days when no Uncovered Distribution Charges existed.

7    INVESTMENT TRANSACTIONS
- -------------------------------------------
     Increases  and  decreases  in  the  Fund's   investment  in  the  Portfolio
     aggregated $123,475,389 and $174,820,044, respectively, for the six months ended March 31, 2001.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                              VALUE
--------------------------------------------------------------------------------
ASSISTED LIVING -- 5.5%
--------------------------------------------------------------------------------
 $  6,035       Arizona Health Facilities Authority, (Care
                 Institute, Inc. - Mesa), 7.625%, 1/1/26(1)            4,833,613
   17,050       Bell County, TX, Health Facilities Authority,
                 (Care Institute, Inc. - Texas), 9.00%, 11/1/24       18,425,253
    3,060       Chester, PA, IDA, (Senior Life-Choice of
                 Kimberton), (AMT), 8.50%, 9/1/25                      3,235,858
    4,860       Chester, PA, IDA, (Senior Life-Choice of Paoli),
                 (AMT), 8.05%, 1/1/24                                  5,015,471
    4,960       Delaware, PA, IDA, (Glen Riddle), (AMT),
                 8.625%, 9/1/25                                        5,311,416
    9,580       Glen Cove, NY, IDA, (Regency at Glen Cove),
                 9.50%, 7/1/12                                        10,016,369
   15,000       Illinois Development Finance Authority,
                (Care Institute, Inc.), 7.80%, 6/1/25                 15,454,350
    4,605       New Jersey EDA, (Chelsea at East Brunswick),
                 (AMT), 8.25%, 10/1/20                                 4,167,064
    9,605       New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25      9,957,696
    4,935       North Syracuse Village Housing Authority, NY, (AJM
                 Senior Housing, Inc., Janus Park), 8.00%, 6/1/24(2)   2,371,860
    7,915       Roseville, MN, Elder Care Facility, (Care
                 Institute, Inc. - Roseville), 7.75%, 11/1/23          7,454,030
   12,140       St. Paul, MN, Housing and Redevelopment, (Care
                 Institute, Inc. - Highland), 8.75%, 11/1/24          13,120,912
--------------------------------------------------------------------------------
                                                                    $ 99,363,892
--------------------------------------------------------------------------------
COGENERATION -- 6.2%
--------------------------------------------------------------------------------
 $ 22,150       Maryland Energy Cogeneration, (AES Warrior Run),
                 (AMT), 7.40%, 9/1/19                               $ 22,726,343
   30,145       New Jersey EDA, (Vineland Cogeneration), (AMT),
                 7.875%, 6/1/19                                       30,930,277
   12,950       Palm Beach County, FL, (Osceola Power), (AMT),
                 6.95%, 1/1/22(2)                                      8,547,000
    6,100       Pennsylvania EDA, (Northampton Generating),
                 (AMT), 6.50%, 1/1/13                                  6,094,266
   21,950       Pennsylvania EDA, (Northampton Generating),
                 (AMT), 6.60%, 1/1/19                                 21,811,056
    7,000       Pennsylvania EDA, (Northampton Generating),
                 Junior Liens, (AMT), 6.875%, 1/1/11                   6,986,700
    5,000       Pennsylvania EDA, (Northampton Generating),
                 Junior Liens, (AMT), 6.95%, 1/1/21                    5,008,250
    3,917       Robbins, IL, Resource Recovery, (AMT), 0.00%,
                 10/15/09                                              1,449,452

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                             VALUE
--------------------------------------------------------------------------------

COGENERATION (CONTINUED)
--------------------------------------------------------------------------------
 $  1,811       Robbins, IL, Resource Recovery, (AMT), 7.25%,
                 10/15/09                                           $  1,399,200
    8,439       Robbins, IL, Resource Recovery, (AMT), 7.25%,
                 10/15/24                                              6,181,442
   12,578       Robbins, IL, Resource Recovery, (AMT), 8.375%,
                 10/15/16(2)                                           1,232,656
    4,922       Robbins, IL, Resource Recovery, (AMT), 8.375%,
                 10/15/16(2)                                             482,344
--------------------------------------------------------------------------------
                                                                    $112,848,986
--------------------------------------------------------------------------------
EDUCATION -- 0.8%
--------------------------------------------------------------------------------
 $  4,130       California Educational Facilities Authority,
                 (Stanford University), Variable Rate, 6/1/27(3)    $  4,404,108
   10,770       Florida Capital Projects Financing Authority,
                 Student Housing Revenue, (Florida University),
                 7.85%, 8/15/31                                       10,737,582
--------------------------------------------------------------------------------
                                                                    $ 15,141,690
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.5%
--------------------------------------------------------------------------------
 $ 11,800       Clark County, NV, (Nevada Power), (AMT), 5.90%,
                 10/1/30                                            $ 10,606,548
   10,000       Connecticut Development Authority, (Connecticut
                 Light and Power), 5.85%, 9/1/28                       9,999,400
   13,000       Connecticut Development Authority, (Western
                 Massachusetts Electric), 5.85%, 9/1/28               12,999,220
   11,000       Intermountain Power Agency, UT, Variable Rate,
                 7/1/19(4)(5)                                         12,216,820
   22,000       Long Island Power Authority, NY, Electric System
                 Revenue, 5.50%, 12/1/29                              22,326,480
    5,000       Matagorda County, TX, Navigation District No.1,
                 (Reliant Energy), 5.95%, 5/1/30                       4,701,250
    8,000       North Carolina Municipal Power Agency, 6.50%,
                 1/1/20                                                8,448,400
--------------------------------------------------------------------------------
                                                                    $ 81,298,118
--------------------------------------------------------------------------------
ESCROWED / PREREFUNDED -- 14.9%
--------------------------------------------------------------------------------
 $ 42,500       Bakersfield, CA, (Bakersfield Assisted Living
                 Center), Escrowed to Maturity, 0.00%, 4/15/21      $ 13,290,600
    2,200       Bexar County, TX, Health Facilities, (St. Luke's
                 Lutheran), Escrowed to Maturity, 7.00%, 5/1/21        2,745,446
   11,195       Colorado Health Facilities Authority, (Liberty
                 Heights), Escrowed to Maturity, 0.00%, 7/15/22        2,760,463
  184,070       Colorado Health Facilities Authority, (Liberty
                 Heights), Escrowed to Maturity, 0.00%, 7/15/24       39,794,093
  244,325       Dawson Ridge, CO, Metropolitan District #1,
                 Escrowed to Maturity, 0.00%, 10/1/22                 60,663,454

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                             VALUE
--------------------------------------------------------------------------------

ESCROWED / PREREFUNDED (CONTINUED)
--------------------------------------------------------------------------------
 $ 11,175       Dawson Ridge, CO, Metropolitan District #1,
                 Escrowed to Maturity, 0.00%, 10/1/22               $  2,774,641
    7,000       Florida Mid-Bay Bridge Authority, Escrowed to
                 Maturity, 6.875%, 10/1/22                             8,586,130
  101,555       Illinois Development Finance Authority, (Regency
                 Park), Escrowed to Maturity, 0.00%, 7/15/23          24,481,864
   60,360       Illinois Development Finance Authority, (Regency
                 Park), Escrowed to Maturity, 0.00%, 7/15/25          12,807,185
    4,650       Illinois HEFA, (Chicago Osteopathic Health Systems),
                 Escrowed to Maturity, 7.125%, 5/15/11                 4,946,949
    4,500       Illinois HEFA, (Chicago Osteopathic Health Systems),
                 Prerefunded to 11/15/19, 7.25%, 5/15/22               5,602,905
   10,865       Louisiana Public Facilities Authority, (Southern
                 Baptist Hospitals, Inc.), Escrowed to Maturity,
                 8.00%, 5/15/12                                       13,106,015
    5,675       Maricopa County, AZ, IDA, (Place Five and The
                 Greenery), Escrowed to Maturity, 6.625%, 1/1/27       6,402,932
    1,000       Maricopa County, AZ, IDA, Multifamily, Escrowed
                 to Maturity, 6.45%, 1/1/17                            1,119,550
  100,000       Mississippi Housing Finance Corp., SFMR, Escrowed
                 to Maturity, (AMT), 0.00%, 6/1/15                    49,946,000
   46,210       San Joaquin Hills Transportation Corridor Agency,
                 CA, Toll Road Bonds, Escrowed to Maturity, 0.00%,
                 1/1/20                                               17,565,807
   15,000       San Joaquin Hills Transportation Corridor Agency,
                 CA, Toll Road Bonds, Escrowed to Maturity, 0.00%,
                 1/1/25                                                4,285,050
--------------------------------------------------------------------------------
                                                                    $270,879,084
--------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 0.8%
--------------------------------------------------------------------------------
 $ 15,500       Houston, TX, Independent School District, (PSF),
                 4.75%, 2/15/26                                     $ 14,318,435
--------------------------------------------------------------------------------
                                                                    $ 14,318,435
--------------------------------------------------------------------------------
HEALTH CARE-MISCELLANEOUS -- 0.3%
--------------------------------------------------------------------------------
 $  3,369       Tax Revenue Exempt Securities Trust, Community
                 Health Provider, (Pooled Loan Program Various
                 States Trust Certificates), 5.50%, 12/1/36         $  3,008,013
    3,613       Tax Revenue Exempt Securities Trust, Community
                 Health Provider, (Pooled Loan Program Various
                 States Trust Certificates), 5.875%, 12/1/36           3,334,666
--------------------------------------------------------------------------------
                                                                    $  6,342,679
--------------------------------------------------------------------------------
HOSPITAL -- 7.3%
--------------------------------------------------------------------------------
 $  6,500       Arizona Health Facilities Authority, (Phoenix
                 Memorial Hospital), 8.20%, 6/1/21(2)               $  3,250,000

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                             VALUE
--------------------------------------------------------------------------------

HOSPITAL (CONTINUED)
--------------------------------------------------------------------------------
    $  2,290       Berlin, MD, (Atlantic General Hospital),
                   8.375%, 6/1/22                            $    2,357,257
      12,600       California Health Facilities Authority,
                   (Cedars-Sinai Medical Center), Variable
                   Rate, 12/1/34(4)(5)                           14,233,842
      20,705       Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                21,175,832
       2,650       Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 2,339,049
       4,000       Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                4,051,440
      18,000       District of Columbia, (Medlantic),
                   Variable Rate, 8/15/38                        18,000,000
       3,530       Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                  3,206,828
       1,000       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14             842,420
       2,650       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           2,105,186
       4,500       Indiana Health Facilities Authority,
                   (Memorial Hospital and Health Care
                   Center), 7.40%, 3/1/22                         4,604,580
      10,220       Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                10,309,323
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/09                2,039,660
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/13                2,044,600
      13,315       Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        12,415,705
       3,500       New Jersey Health Care Facilities
                   Authority, (Trinitas Hospital),
                   7.50%, 7/1/30                                  3,520,510
       4,000       Oneida County, NY, IDA, (Elizabeth
                   Medical), 6.00%, 12/1/29                       3,264,520
       6,038       Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(2)                       422,670
       1,510       Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(2)                        105,667
       3,075       Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(2)                              1,230,000
       7,750       Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      5,951,457
      12,500       Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(4)(5)                                13,023,250
       2,565       South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,612,016
----------------------------------------------------------------------------
                                                             $  133,105,812
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-----------------------------------------------------------------------------
Housing -- 7.2%
-----------------------------------------------------------------------------
    $  3,000       ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,097,710
       7,845       Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                                 6,851,274
       6,200       Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                  5,636,420
      10,900       Bexar County, TX, Housing Finance Corp.,
                   (North Knoll Apartments), 5.90%, 4/1/37        9,548,073
       8,550       California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(4)                9,287,437
       3,465       California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), (AMT), Variable Rate,
                   6/1/32(4)(5)                                   2,181,148
      10,000       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), Variable Rate, 12/1/34          10,000,000
       6,360       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   12/1/29(4)(5)                                  6,017,005
         600       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   12/1/34(4)(5)                                    642,510
       2,250       California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), (AMT), Variable Rate,
                   6/1/32(4)(5)                                   1,416,780
       1,225       California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), (AMT), Variable Rate,
                   6/1/36(4)(5)                                     760,639
       1,645       California Statewide Communities
                   Development Authority, (San Luis Bay
                   Village Apartments), (AMT), Variable
                   Rate, 9/1/36(4)(5)                             1,193,036
       6,150       California Statewide Communities
                   Development Authority, (San Luis
                   Village), (AMT), Variable Rate, 9/1/36         6,150,000
      16,000       Charter Mac Equity Trust, (AMT),
                   6.625%, 6/30/09                               16,025,280
       1,890       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                  1,924,474
       3,750       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                  3,836,775
       3,850       Illinois Development Finance Authority,
                   Multifamily, 3.85%, 12/1/13                    3,850,000
      10,460       Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,867,546
       1,395       Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,304,297
       8,075       Minneapolis, MN, Community Development,
                   Multifamily Housing, (Lindsay Brothers),
                   6.60%, 12/1/18                                 8,032,445

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-----------------------------------------------------------------------------

Housing (continued)
-----------------------------------------------------------------------------
    $ 15,675       New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36        $   15,779,552
       8,300       Speedway, IN, Economic Development
                   Authority, (Hermitage Apartments),
                   (AMT), 6.00%, 5/1/31                           8,174,504
-----------------------------------------------------------------------------
                                                             $  131,576,905
-----------------------------------------------------------------------------
Industrial Development Revenue -- 13.0%
-----------------------------------------------------------------------------
    $  7,400       Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,784,578
      10,260       Bedford County, VA, IDA, (Nekoosa
                   Packaging), (AMT), 6.55%, 12/1/25             10,321,355
       2,000       California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07(2)                           56,600
       2,000       Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                          1,919,780
       6,050       Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           6,174,690
      12,450       Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,874,545
      25,250       Denver, CO, City and County, (United
                   Airlines), Variable Rate, 10/1/32(4)(5)       25,296,460
       8,000       Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                 7,491,840
       7,545       Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                                7,629,278
       6,645       Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17               6,658,423
       6,370       Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                          6,558,425
       1,575       Knox County, TN, Industrial Development
                   Revenue (Melrose Place, Ltd.),
                   6.875%, 12/1/14                                1,532,727
       7,000       Knox County, TN, Industrial Development
                   Revenue, (Weisgarber Partners),
                   6.875%, 12/1/14                                6,753,180
       4,365       Little River County, AR,
                   (Georgia-Pacific), (AMT),
                   5.60%, 10/1/26                                 4,042,077
       6,500       Los Angeles, CA, Regional Airports
                   Improvement Corp., (LAXFuel), (AMT),
                   6.50%, 1/1/32                                  6,553,235
       5,000       McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,174,600
      10,000       Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,167,100
      15,000       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,248,850
       3,500       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,558,065
      17,000       New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 16,158,840

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-----------------------------------------------------------------------------

Industrial Development Revenue (continued)
-----------------------------------------------------------------------------
    $  1,500       New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                             $    1,422,030
      11,885       New Jersey EDA, RITES,
                   Variable Rate, 9/15/29(4)(5)                  10,517,987
       1,000       Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                    148,000
      22,600       Peninsula Ports Authority, VA, (Zeigler
                   Coal), 6.90%, 5/2/22(2)                        9,944,000
      11,440       Pennsylvania Solid Waste Disposal, (USG
                   Corp.), (AMT), 6.00%, 6/1/31                   7,644,437
      10,000       Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,725,900
       2,585       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.90%, 4/1/24                    1,538,075
       2,000       Riverdale Village, IL, (ACME Metals,
                   Inc.), (AMT), 7.95%, 4/1/25                    1,190,000
       2,185       Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,327,305
       3,597       Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           2,185,168
       5,000       Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                4,851,450
       3,500       Toole County, UT, (Laidlaw
                   Environmental), (AMT), 7.55%, 7/1/27(2)           99,050
      18,500       Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(4)(5)                   19,185,795
       4,000       Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33               3,342,920
-----------------------------------------------------------------------------
                                                             $  236,076,765
-----------------------------------------------------------------------------
Insured-Education -- 0.7%
-----------------------------------------------------------------------------
    $ 13,580       Puerto Rico, ITEM and ECFA, (University
                   Plaza), (MBIA), 5.00%, 7/1/33             $   13,396,942
-----------------------------------------------------------------------------
                                                             $   13,396,942
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 4.7%
-----------------------------------------------------------------------------
    $ 12,500       Matagorda County, TX, Navigation
                   District, (Houston Lighting), (AMBAC),
                   (AMT), 5.125%, 11/1/28                    $   12,056,125
      10,500       Philadelphia, PA, Gas Works Revenue,
                   (FSA), 5.00%, 7/1/28                          10,054,905
      16,000       Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                         14,766,880
      10,000       Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                          10,185,800
       6,600       Sacramento, CA, Municipal Utility
                   District, (MBIA), 4.00%, 11/15/15              6,600,000

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-----------------------------------------------------------------------------
    $ 16,500       Sacramento, CA, Municipal Utility
                   District, (MBIA), Variable Rate,
                   11/15/15(4)                               $   18,294,375
      15,350       South Carolina Public Services, (FGIC),
                   Variable Rate, 1/1/25(4)(5)                   14,217,938
-----------------------------------------------------------------------------
                                                             $   86,176,023
-----------------------------------------------------------------------------
Insured-General Obligations -- 2.6%
-----------------------------------------------------------------------------
    $ 15,000       California, AMBAC, Variable Rate,
                   5/1/26(4)(5)                              $   16,652,100
      14,000       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                 2,910,040
      10,000       Umatilla County, OR, School District No.
                   008R, (MBIA), 5.20%, 6/15/19                  10,166,200
      10,000       University of Vermont and State
                   Agricultural College, (MBIA),
                   4.75%, 10/1/38                                 9,025,900
      10,000       West Virginia, (FGIC), 4.50%, 6/1/23           9,090,700
-----------------------------------------------------------------------------
                                                             $   47,844,940
-----------------------------------------------------------------------------
Insured-Hospital -- 1.9%
-----------------------------------------------------------------------------
    $ 12,000       Maricopa County, AZ, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37       $   12,004,440
      15,210       Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                       13,969,168
       9,220       Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         9,242,497
-----------------------------------------------------------------------------
                                                             $   35,216,105
-----------------------------------------------------------------------------
Insured-Housing -- 0.4%
-----------------------------------------------------------------------------
    $  7,520       SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    8,117,765
-----------------------------------------------------------------------------
                                                             $    8,117,765
-----------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.7%
-----------------------------------------------------------------------------
    $ 11,950       Chicago, IL, (The Peoples Gas, Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(4)(5)                             $   12,427,283
-----------------------------------------------------------------------------
                                                             $   12,427,283
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
-----------------------------------------------------------------------------
    $  3,415       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/12                    $    1,979,095
      10,935       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         5,291,447
      10,000       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         3,371,400

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-----------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
-----------------------------------------------------------------------------
    $  7,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA), 0.00%, 3/1/10  $    4,678,030
       6,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/11                                  3,802,980
-----------------------------------------------------------------------------
                                                             $   19,122,952
-----------------------------------------------------------------------------
Insured-Transportation -- 4.2%
-----------------------------------------------------------------------------
    $ 20,930       Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28          $   19,075,602
      12,000       Florida Turnpike Authority, (FSA),
                   4.50%, 7/1/28                                 10,643,640
       8,750       Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                  7,589,313
      22,100       Metropolitan Washington, DC Airport
                   Authority, (MBIA), 5.75%, 10/1/21             22,733,607
      10,000       Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                 8,989,000
       8,000       Ohio Turnpike Commission, (FGIC),
                   4.75%, 2/15/28                                 7,413,840
-----------------------------------------------------------------------------
                                                             $   76,445,002
-----------------------------------------------------------------------------
Insured-Water and Sewer -- 5.1%
-----------------------------------------------------------------------------
    $ 25,000       Atlanta, GA, Water and Wastewater,
                   (FGIC), 5.00%, 11/1/38                    $   23,801,250
      20,980       Chicago, IL, Wastewater Transmission,
                   (MBIA), 0.00%, 1/1/26                          5,500,746
      11,500       East Bay, CA, Municipal Utility
                   District, Water System Revenue, (FGIC),
                   5.00%, 6/1/26                                 11,361,310
      14,000       Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                         13,055,980
      23,015       New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31               21,279,439
       9,000       Tampa Bay, FL, Water Utility System,
                   (FGIC), 4.75%, 10/1/27                         8,383,050
      10,000       Upper Occoquan Sewage Authority, VA,
                   (MBIA), 4.75%, 7/1/29                          9,371,900
-----------------------------------------------------------------------------
                                                             $   92,753,675
-----------------------------------------------------------------------------
Miscellaneous -- 0.3%
-----------------------------------------------------------------------------
    $ 10,200       Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(2)                  $    4,513,500
       1,600       Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      1,543,136
-----------------------------------------------------------------------------
                                                             $    6,056,636
-----------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-----------------------------------------------------------------------------
Nursing Home -- 7.6%
-----------------------------------------------------------------------------
    $ 12,790       Bell County, TX, (Riverside Healthcare,
                   Inc. - Normandy Terrace), 9.00%, 4/1/23   $   13,642,837
       2,700       Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03                   2,788,722
       4,815       Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                        5,225,238
       2,150       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 0.00%, 6/1/25              1,056,231
      10,015       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25              8,136,286
      10,000       Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,340,300
       3,475       Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,545,369
       2,415       Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    2,463,300
      13,250       Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,575,818
      11,745       Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          12,336,596
       2,355       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            2,616,735
       4,395       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            4,464,353
       4,880       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12             5,548,414
       9,120       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12             9,299,938
      12,155       Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                12,525,363
       4,820       New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                   5,079,798
       5,915       New Jersey EDA, (Victoria Health Corp.),
                   7.75%, 1/1/24                                  6,086,003
       3,500       Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  3,117,100
       4,600       Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,621,942
       4,900       Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,901,078
       2,405       Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                  2,530,757
       4,000       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,732,720
         445       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 8.00%, 8/1/02                   452,276
-----------------------------------------------------------------------------
                                                             $  138,087,174
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-----------------------------------------------------------------------------
Senior Living / Life Care -- 3.2%
-----------------------------------------------------------------------------
    $ 14,640       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   11,595,612
       9,965       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                8,649,520
      11,570       De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(1)                               5,900,700
      14,825       Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                15,595,455
      12,265       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,636,453
         800       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12(2)                                 480,000
       5,245       Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,438,121
-----------------------------------------------------------------------------
                                                             $   58,295,861
-----------------------------------------------------------------------------
Special Tax Revenue -- 0.4%
-----------------------------------------------------------------------------
    $    265       South Orange County, CA, Public
                   Financing Authority, DRIVERS, Variable
                   Rate, 8/15/15(3)(5)                       $    1,808,095
       5,125       University Square Community Development
                   District, 6.75%, 5/1/20                        5,191,881
-----------------------------------------------------------------------------
                                                             $    6,999,976
-----------------------------------------------------------------------------
Transportation -- 2.4%
-----------------------------------------------------------------------------
    $  5,750       Connector 2000 Association, Inc., SC
                   Bridge & Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    4,571,538
       4,735       Denver, CO, City and County Airport,
                   (AMT), 7.50%, 11/15/23                         5,294,819
      20,505       Massachusetts Turnpike Authority,
                   6.39%, 1/1/23(4)(5)                           21,013,319
       9,500       Massachusetts Turnpike Authority,
                   6.869%, 1/1/20(4)(5)                           9,671,760
       3,000       Tri-County, OR, Metropolitan
                   Transportation District, Variable Rate,
                   8/1/19(4)(5)                                   2,974,650
-----------------------------------------------------------------------------
                                                             $   43,526,086
-----------------------------------------------------------------------------
Water and Sewer -- 2.1%
-----------------------------------------------------------------------------
    $  5,480       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(4)(5)     $    5,725,723
      10,135       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(4)(5)         10,442,395
      10,000       Houston, TX, Water and Sewer System,
                   4.75%, 12/1/24                                 9,291,700
       4,200       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(5)                    3,806,964

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-----------------------------------------------------------------------------

Water and Sewer (continued)
-----------------------------------------------------------------------------
    $  9,400       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(5)               $    8,872,190
-----------------------------------------------------------------------------
                                                             $   38,138,972
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.9%
   (identified cost $1,729,039,126)                          $1,783,557,758
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.1%                       $   38,402,097
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                         $1,821,959,855
-----------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2001, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:


     California                                                  10.1%
     Others, representing less than 10% individually             87.8%

The Portfolio invests primarily in debt securities issued by municipali- ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 22.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 9.0% of total investments.

(1)  The Portfolio is accruing only partial interest on this security.
(2)  Non-income producing security.
(3)  Security has been issued as a leveraged inverse floater bond.
(4)  Security has been issued as an inverse floater bond.
(5)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

ASSETS
-----------------------------------------------------------------
Investments, at value
   (identified cost, $1,729,039,126)              $1,783,557,758
Cash                                                       5,683
Receivable for investments sold                       26,678,004
Interest receivable                                   31,452,476
Prepaid expenses                                          13,416
-----------------------------------------------------------------
TOTAL ASSETS                                      $1,841,707,337
-----------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------
Demand note payable                               $   19,600,000
Payable for investments purchased                         15,349
Payable to affiliate for Trustees' fees                    3,540
Accrued expenses                                         128,593
------------------------------------------------------------------
TOTAL LIABILITIES                                 $   19,747,482
------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                          $1,821,959,855
------------------------------------------------------------------

SOURCES OF NET ASSETS
------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                                $1,767,441,223
Net unrealized appreciation (computed on
   the basis of identified cost)                      54,518,632
------------------------------------------------------------------
TOTAL                                              $1,821,959,855
------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED MARCH 31, 2001

INVESTMENT INCOME
------------------------------------------------------------------
Interest                                             $ 59,605,439
------------------------------------------------------------------
TOTAL INVESTMENT INCOME                              $ 59,605,439
------------------------------------------------------------------

EXPENSES
------------------------------------------------------------------
Investment adviser fee                               $  4,002,384
Trustees' fees and expenses                                20,366
Custodian fee                                             157,401
Legal and accounting services                              80,958
Miscellaneous                                              74,713
-------------------------------------------------------------------
TOTAL EXPENSES                                       $  4,335,822
-------------------------------------------------------------------

NET INVESTMENT INCOME                                $ 55,269,617
-------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)   $    846,490
   Interest rate swap contracts                          (540,200)
-------------------------------------------------------------------
NET REALIZED GAIN                                    $    306,290
-------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)               $ 47,743,314
-------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)                       $ 47,743,314
-------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                     $ 48,049,604
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS           $103,319,221
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2001    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $     55,269,617  $      119,418,384
   Net realized gain (loss)                        306,290         (29,265,457)
   Net change in unrealized
      appreciation (depreciation)               47,743,314         (16,870,231)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $    103,319,221  $       73,282,696
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    123,475,389  $      184,624,795
   Withdrawals                                (174,820,044)       (613,467,015)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (51,344,655) $     (428,842,220)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     51,974,566  $     (355,559,524)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $  1,769,985,289  $    2,125,544,813
--------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,821,959,855  $    1,769,985,289
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                           YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2001      -----------------------------------------------------------------------
                                  (UNAUDITED)            2000           1999           1998           1997           1996
-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.49%(1)         0.48%          0.45%          0.45%          0.52%          0.49%
   Expenses after custodian
      fee reduction                        0.49%(1)         0.47%          0.43%          0.43%          0.52%          0.48%
   Net investment income                   6.19%(1)         6.37%          5.92%          5.93%          6.51%          6.65%
Portfolio Turnover                           13%              41%            60%            28%            17%            19%
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,821,960       $1,769,985     $2,125,545     $2,340,125     $2,181,615     $2,212,478
-------------------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1    SIGNIFICANT ACCOUNTING POLICIES
---------------------------------------------
     National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discounts when required for Federal income tax purposes. The Portfolio complies with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

I Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

K Interim Financial Statements -- The interim financial statements relating to March 31, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflected all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2001, the fee was equivalent to 0.45% (annualized) of the Portfolio's average daily net assets for such period and amounted to $4,002,384. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2001, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 INVESTMENTS
---------------------------------------------
     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $233,268,957 and $251,641,051, respectively, for the six months ended March 31, 2001.

4    FEDERAL INCOME TAX BASIS OF INVESTMENTS
---------------------------------------------
     The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,729,039,126
    --------------------------------------------------------
    Gross unrealized appreciation             $  152,405,150
    Gross unrealized depreciation                (97,886,518)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   54,518,632
    --------------------------------------------------------

5   LINE OF CREDIT
---------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2001, the Portfolio had a balance outstanding pursuant to this line of credit of $19,600,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2001.

6 FINANCIAL INSTRUMENTS
---------------------------------------------
     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

     The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     At March 31, 2001, there were no outstanding obligations under these financial instruments.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE NATIONAL MUNICIPALS FUND

 OFFICERS                        TRUSTEES

 Thomas J. Fetter                Jessica M. Bibliowicz
 President                       President and Chief Executive Officer,
                                 National Financial Partners
 James B. Hawkes
 Vice President and Trustee      Donald R. Dwight
                                 President, Dwight Partners, Inc.
 Robert B. MacIntosh
 Vice President                  Samuel L. Hayes, III
                                 Jacob H. Schiff Professor of Investment Banking
 James L. O'Connor               Emeritus, Harvard University Graduate School of
 Treasurer                       Business Administration

 Alan R. Dynner                  Norton H. Reamer
 Secretary                       Chairman and Chief Operating Officer,
                                 Hellman, Jordan Management Co., Inc.
                                 President, Jordan Simmons Capital LLC
                                 and Unicorn Corporation

                                 Lynn A. Stout
                                 Professor of Law,
                                 Georgetown University Law Center

                                 Jack L. Treynor
                                 Investment Adviser and Consultant

NATIONAL MUNICIPALS PORTFOLIO

 OFFICERS                        TRUSTEES

 Thomas J. Fetter                Jessica M. Bibliowicz
 President                       President and Chief Executive Officer,
                                 National Financial Partners
 James B. Hawkes
 Vice President and Trustee      Donald R. Dwight
                                 President, Dwight Partners, Inc.
 Robert B. MacIntosh
 Vice President                  Samuel L. Hayes, III
                                 Jacob H. Schiff Professor of Investment Banking
 Thomas M. Metzold               Emeritus, Harvard University Graduate School of
 Vice President and Portfolio    Business Administration
 Manager
                                 Norton H. Reamer
 James L. O'Connor               Chairman and Chief Operating Officer
 Treasurer                       Hellman, Jordan Management Co., Inc.
                                 President, Jordan Simmons Capital LLC
 Alan R. Dynner                  and Unicorn Corporation
 Secretary
                                 Lynn A. Stout
                                 Professor of Law,
                                 Georgetown University Law Center

                                 Jack L. Treynor
                                 Investment Adviser and Consultant

INVESTMENT ADVISER OF NATIONAL MUNICIPALS PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE NATIONAL MUNICIPALS FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122






EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
- ------------------------------------------------------------------------------

448-5/01                                                                   HMSRC

[EATON VANCE-Registered Trademark- MUTUAL FUNDS LOGO]
MUTUAL FUNDS FOR PEOPLE WHO PAY TAXES -REGISTERED TRADEMARK-

                                                               [EDUCATION SIGN]


Semiannual Report January 31, 2001

                                   EATON VANCE
                                   MUNICIPALS
                                      TRUST
  [CARS ON HIGHWAY]
                                                                         Arizona

                                                                        Colorado

                                                                     Connecticut

                                                                        Michigan
  [BRIDGE]
                                                                       Minnesota

                                                                      New Jersey

                                                                    Pennsylvania

                                                                           Texas

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
PRESIDENT

As most fixed-income investors know, municipal bonds have long occupied a unique position among investment asset classes. Historically, the $1.5 trillion municipal market has financed a broad range of important public projects, including utilities, transportation facilities, hospitals, education, economic development and housing projects. These projects address the needs of local and state communities, generate new employment opportunities and improve the quality of life for many citizens. We thought it might be helpful to shareholders to begin a series of discussions with a broad overview of this vital market.

REVENUE BONDS: PROVIDING FINANCING FOR ESSENTIAL, FEE-BASED SERVICES...

Roughly two-thirds of all municipal bond issuance over the past decade has consisted of revenue bonds. These bonds are issued by entities that charge their customers a fee to provide essential services and include a very broad range of issuers. Electric and water utilities, airport and turnpike authorities, housing projects and hospitals are just a few examples of entities that issue revenue bonds. Interest payments to bondholders are paid from user fees paid for services: water bills paid by homeowners; highway tolls paid by motorists; hospital fees paid by patients and health insurers.

Credit quality is, of course, a critical determinant in the municipal market. Municipal bond analysts look for trends that may impact an issuer's revenue base. For revenue bonds, those factors may include shifts in demographics within the customer base, a rise or fall in competitive rates for water or electric power, or changes in insurance reimbursements for medical procedures. Those trends bear close watching, for any significant change may have a major impact on the value of an investment. For example, recent changes in Medicare reimbursement policies have posed a serious threat to the financial soundness of many hospitals across the country and have had a major impact on performance within the hospital sector of the municipal bond market.

GENERAL OBLIGATION BONDS: BACKED BY THE "FULL FAITH AND CREDIT" OF THE ISSUER...

General obligation bonds (GOs) constitute the remaining one-third of the municipal market. Issued by states, counties, cities, towns, villages and school districts, GOs are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. Because of that taxing power, general obligation bonds are often accorded a fairly high credit quality, dependent, of course, on the creditworthiness of the community in question.

Analysts examine a community's economic base, looking for sound fundamentals and a strong tax revenue base. In cases where that tax base is threatened, credit quality may be jeopardized. For example, New York City was close to bankruptcy in 1975 and its GO bonds performed very poorly. However, as the City's fortunes improved in the 1980s and 1990s, its revenue base improved significantly, leading to an upgrade in its bonds.

Political changes may also affect general obligations. In 1978, California's Proposition 13 severely limited property taxes and capped annual tax increases. As the property tax rebellion spread to other parts of the country, the impact of those changes was felt in the GO market in other states.

WE BELIEVE THAT MUNICIPAL BONDS DESERVE CONSIDERATION FROM TODAY'S INVESTORS ...

At Eaton Vance, we have long been a major participant in the municipal market, active in bringing tax-exempt alternatives to investors. While the importance of the municipal market is obvious in the public projects that improve our lives, we believe that municipal bonds play an equally important role for today's tax-conscious investors. We will continue to seek attractive opportunities in this exciting market.

                                       Sincerely,

                                       /s/ Thomas J. Fetter

                                       Thomas J. Fetter
                                       President
                                       March 12, 2001

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

INVESTMENT UPDATE

The year ended January 31, 2001 was characterized by a significant weakening of the U.S. economy, a dramatic reversal in interest rate trends and an impressive recovery in the municipal bond market. Those trends marked a major turnaround from the previous year.

INFLATION HAWKS LAST YEAR, THE FEDERAL RESERVE DID AN ABOUT-FACE IN 2001 ...

By year-end 2000, it appeared that the Federal Reserve, which in 1999 and early 2000 had pursued a vigorous anti-inflation campaign, may have overshot its target. In Congressional testimony, Fed Chairman Greenspan described the economy as generating "near zero growth." The weaker economy was reflected in lower industrial production, declining capital investment and disappointing corporate earnings. Meanwhile, consumers, unnerved by reports of mounting layoffs and a major correction in the stock market, sharply curtailed their spending habits. Not surprisingly, the nation's Gross Domestic Product - a measure of the goods and services produced in the U.S. - registered only a modest 1.4% annualized growth rate in the fourth quarter of 2000, according to preliminary figures. That was significantly weaker than last year's robust pace and the weakest quarterly showing since 1996.

MUNICIPAL BONDS HAVE MOUNTED A STRONG RECOVERY IN THE PAST YEAR...

In the second half of 2000, the Fed indicated that the weak economy represented a more serious threat than inflation and signaled a more accommodative monetary policy. In January 2001, amid increasing signs of a slowdown, the Fed took dramatic steps to reinvigorate the economy, lowering, in two separate moves, its benchmark Federal Funds rate by a total of 100 basis points (1.0%). The bond markets, which move in the opposite direction of interest rates, continued the rally begun in 2000. The Lehman Brothers Municipal Bond Index - a broad-based, unmanaged index of municipal bonds - had a total return of 13.28% during the year ended January 31, 2001, regaining the ground lost in the previous year.*

Municipal bonds yield 96% of Treasury yields

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]


5.28%                               8.74%
30-Year AAA-rated                   Taxable equivalent yield
General Obligation (GO) Bonds*      in 39.6% tax bracket

5.50%
30-Year Treasury bond


Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the funds' yields. Statistics as of January 31, 2001.

Past performance is no guarantee of future results.
Source: Bloomberg L.P.


MODERATING ECONOMIC GROWTH BODES WELL FOR THE BOND MARKET...

Naturally, the outlook for the municipal market will depend on the relative strength of the economy and future Fed actions. The Fed has indicated its determination to engineer a "soft landing" for the economy, a positive sign for the bond market. Municipal bond supply represents another encouraging trend. Municipal bond issuance in 2000 fell well below that of the previous year and indications point to modest new issuance again in 2001. In addition, demand has increased due to the unfavorable climate for equities. The result suggests a more favorable supply-and-demand balance for the foreseeable future.

While the economy will bear close watching in coming months, a moderating economic environment has historically been good for bond investors. In addition, with memories of this year's stock market volatility still fresh, municipal bonds represent an alternative investment. We believe that in today's uncertain economy, municipal bonds can provide diversification, attractive income and tax-efficiency for investors.

*It is not possible to invest directly in an Index.

     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
                         INVESTED. YIELDS WILL CHANGE.

EATON VANCE ARIZONA MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Arizona's economy remained strong in 2000. Consumer spending was robust, reaching near-record levels in the fourth quarter of 2000. The state led the U.S. in job creation through most of 2000, with manufacturing jobs making a notable improvement. The economic forecast calls for continued growth, but at a slower pace, heading into 2001.

- Management adjusted Portfolio structure amidst changing market conditions, including updating call protection and establishing tax losses, which may be used to offset future capital gains. The Portfolio also maintained a well-diversified coupon allocation, balancing higher-income issues with interest-rate-sensitive, low- and zero-coupon issues for appreciation potential.

PORTFOLIO STATISTICS*
-----------------------------------------------
 - Number of Issues:                 51
 - Average Maturity:                 19.0 years
 - Average Rating:                   AA-
 - Average Call:                     6.7 years
 - Average Dollar Price:             $94.58

RATING DISTRIBUTION*
-----------------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                     52.0%
AA                      14.3%
A                        9.3%
BBB                      4.5%
BB                       5.1%
B                        0.9%
Non-Rated               13.4%

THE FUND
- ------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.32% and 5.92%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.82 on January 31, 2001 from $9.48 on July 31, 2000, and the reinvestment of $0.251 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.92 from $10.54, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.09% for Class A and 4.35% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.87% and 7.58%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.67% and 4.12%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.14% and 7.18%, respectively.(4)

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

FIVE LARGEST SECTORS*
----------------------------------------------
By total net assets

Insured Hospital**                 16.5%
Escrowed/Prerefunded               14.9%
Insured Special Tax Revenue**       9.1%
Housing                             6.9%
Electric Utilities                  6.4%

* May not represent the Portfolio's current or future investments.

** Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------










FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                                         CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                                14.51%         13.65%
Five Years                                               4.92           4.17
Life of Fund+                                            4.94           6.32

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                 9.08%          8.65%
Five Years                                               3.90           3.83
Life of Fund+                                            4.23           6.32

+Inception date: Class A: 12/13/93; Class B: 7/25/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.64% combined state and federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee offuture results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE COLORADO MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Colorado maintained its healthy economic growth through 2000. Unemployment remained low, and new construction and retail sales were extremely strong. The economic picture in the state is expected to remain healthy, although growth will likely continue at a moderate rate, in keeping with national trends.

- Insured transportation bonds** were the Portfolio's largest sector weighting, and included issues from the Colorado Public Highway Authority. The state's transportation-related revenues grew significantly this year, as highway construction continued to accelerate in Colorado.

PORTFOLIO STATISTICS*
-----------------------------------------
 - Number of Issues:                  39
 - Average Maturity:          21.6 years
 - Average Rating:                   AA-
 - Average Call:               8.0 years
 - Average Dollar Price:          $91.53

RATING DISTRIBUTION*
-----------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                      53.2%
AA                        7.5%
A                        14.1%
BBB                       7.6%
BB                        0.9%
Non-Rated                16.7%

THE FUND
--------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.65% and 6.33%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.51 on January 31, 2001 from $9.16 on July 31, 2000, and the reinvestment of $0.252 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.36 from $9.97, and the reinvestment of $0.234 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.26% for Class A and 4.52% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.14% and 7.86%, respectively.(4)

- The SEC30-day yields for Class A and B shares at January 31 were 4.77% and 4.23%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields` of 8.29% and 7.35%, respectively.(4)


FIVE LARGEST SECTORS*
--------------------------------------------------------------------------------
By total net assets

Insured Transportation**        19.3%
Housing                         13.4%
Hospital                        11.5%
Education                        8.0%
Insured General Obligations      7.3%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                                        CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               14.64%         13.78%
Five Years                                              5.04           4.28
Life of Fund+                                           4.65           5.42



SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                9.15%          8.78%
Five Years                                              4.04           3.95
Life of Fund+                                           3.93           5.42

+Inception date: Class A: 12/10/93; Class B: 8/25/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.47% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE CONNECTICUT MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Despite a nationwide economic slowdown, Connecticut's economy proved resilient in 2000. The seasonally adjusted unemployment rate was a remarkably low 1.9%, versus 4.2% for the U.S. as a whole. The economy is expected to continue to grow in 2001, but at a much slower pace.

- Education bonds and insured education bonds** were among the largest sector weightings. Investments included projects for such institutions as Yale University, Fairfield University and the University of Connecticut.

- The Fund's Class A shares were ranked #1 of 28 Funds in the Connecticut Municipal Debt peer group for the year ended January 31, 2001, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.+

PORTFOLIO STATISTICS*
----------------------------------------
 - Number of Issues:           70
 - Average Maturity:           19.6 years
 - Average Rating:             AA-
 - Average Call:               6.4 years
 - Average Dollar Price:       $101.75

RATING DISTRIBUTION*
----------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                        39.7%
AA                         20.8%
A                          12.9%
BBB                        15.2%
Non-Rated                  11.4%

THE FUND
--------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.65% and 6.25%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.55 on January 31, 2001 from $10.14 on July 31, 2000, and the reinvestment of $0.257 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.50 from $10.09, and the reinvestment of $0.214 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 4.83% for Class A and 4.08% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.37% and 7.07%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.34% and 3.78%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.52% and 6.55%, respectively.(4)

FIVE LARGEST SECTORS*
--------------------------------------------------------------------------------
By total net assets

Insured Education**             11.4%
Nursing Home                    10.1%
Education                        9.9%
Insured Hospital**               5.9%
General Obligation               5.7%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

+ Lipper rankings are based on total return and do not take sales charges into consideration. In Lipper's Connecticut Municipal Debt Fund category as of 1/31/01, Eaton Vance Connecticut Municipals Fund Class A ranked #3 out of 22 funds for 5 years. Rankings for other Classes may vary. It is not possible to invest directly in a Lipper Average.

--------------------------------------------------------------------------------








FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                                        CLASS A        CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               13.81%         12.92%
Five Years                                              5.35           4.48
Life of Fund++                                          6.30           5.43

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                8.36%          7.92%
Five Years                                              4.32           4.14
Life of Fund++                                          5.53           5.43

++Inception date: Class A: 4/19/94; Class B: 5/1/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.32% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. 6Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule:5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MICHIGAN MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Michigan is experiencing a slowdown in state sales and income tax revenues, indicative of the slowing economy. Total revenues are down by 3.1% in first quarter 2001. The unemployment rate crept to 4.5% in January 2001, and a nationwide decline in consumer spending has resulted in lower automotive sales.

- Insured general obligations (GOs)** remained a major emphasis of the Portfolio. County and city GOs represented very high quality and excellent liquidity in a market characterized by exceptionally low new issuance.

- The Fund's Class A shares were ranked #1 of 42 Funds in the Michigan Municipal Debt peer group for the year ended January 31, 2001, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.+

PORTFOLIO STATISTICS*
----------------------------------------

 - Number of Issues:          59
 - Average Maturity:          21.2 years
 - Average Rating:            AA-
 - Average Call:              6.9 years
 - Average Dollar Price:      $95.39

RATING DISTRIBUTION*
----------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                    55.2%
AA                      1.2%
A                      23.8%
BBB                     7.6%
BB                      0.8%
Non-Rated              11.4%

THE FUND
--------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 7.72% and 7.37%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.49 on January 31, 2001 from $9.04 on July 31, 2000, and the reinvestment of $0.239 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.60 from $10.09, and the reinvestment of $0.225 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.02% for Class A and 4.25% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.79% and 7.44%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.38% and 3.84%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.67% and 6.72%, respectively.4


FIVE LARGEST SECTORS*
--------------------------------------------------------------------------------
By total net assets

Insured General Obligation**          16.7%
Insured Water & Sewer**               12.9%
Hospital                              12.0%
Special Tax Revenue                    9.1%
Industrial Development Bond            8.4%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

+ Lipper rankings are based on total return and do not take sales charges into consideration. In Lipper's Michigan Municipal Debt Fund category as of 1/31/01, Eaton Vance Michigan Municipals Fund Class A ranked #17 out of 34 funds for 5 years. Rankings for other Classes may vary. It is not possible to invest directly in a Lipper Average.

--------------------------------------------------------------------------------



FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                                    CLASS A           CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                           16.56%            15.65%
Five Years                                          4.70              4.09
Life of Fund++                                      4.46              5.83

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                           11.02%            10.65%
Five Years                                          3.69              3.75
Life of Fund++                                      3.75              5.83

++Inception date: Class A: 12/7/93; Class B: 4/19/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax.
     (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 42.86% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MINNESOTA MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- Minnesota outperformed the nation in seasonally adjusted unemployment rate in January, 2001: 3.1% versus 4.7%. Consistent with the U.S. economy, Minnesota's forecast is for modest economic growth, but growth at a slower rate, as the labor market tightens and wage and price pressures begin to kick in.

- In a low supply environment, management was able to add two new holdings to the Portfolio in the form of public power bonds issued by the towns of Chaska and Rochester. Hospital bonds were also a major focus of the Portfolio, although management remained highly selective in this extremely competitive area.

PORTFOLIO STATISTICS*
----------------------------------------

 - Number of Issues:          48
 - Average Maturity:          21.1 years
 - Average Rating:            AA-
 - Average Call:              6.6 years
 - Average Dollar Price:      $96.07

RATING DISTRIBUTION*
----------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                      37.5%
AA                       19.1%
A                        17.2%
BBB                      14.5%
Non-Rated                11.7%

THE FUND
--------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 5.96% and 5.50%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.36 on January 31, 2001 from $9.07 on July 31, 2000, and the reinvestment of $0.244 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.08 from $9.77, and the reinvestment of $0.221 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.18% for Class A and 4.38% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.32% and 7.88%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.70% and 4.20%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.46% and 7.56%, respectively.(4)

FIVE LARGEST SECTORS*
--------------------------------------------------------------------------------
By total net assets

[EDGAR] REPRESENTATION OF PRINTED GRAPHIC]

Hospital                        15.4%
Housing                         11.6%
Insured Electric Utilities**     11.3%
Industrial Development Bond     10.1%
Electric Utilities               8.2%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)                                   CLASS A             CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                          13.36%              12.63%
Five Years                                         4.63                3.81
Life of Fund+                                      4.37                5.16

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                           8.02%               7.63%
Five Years                                         3.61                3.48
Life of Fund+                                      3.66                5.16

+ Inception date: Class A: 12/9/93; Class B: 7/29/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 44.43% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE NEW JERSEY MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------
- New Jersey non-farm payroll employment reached record highs in December 2000, led by advances in the construction and service industries. The Middle Atlantic Consumer Confidence Index continued to decline at the year-end, however, consistent with national trends.

- The New Jersey bond market had a higher supply of issues in which to invest than many other states. Management was able to improve the coupon structure of the Portfolio by purchasing lower-coupon bonds with good upside trading potential, despite a falling interest-rate environment.

- Healthcare issues provided attractive opportunities to add new names or to increase existing positions in the Portfolio. Despite a highly competitive field, there are a number of companies in New Jersey that management believes may be well-positioned to withstand the turbulent healthcare market going forward.

PORTFOLIO STATISTICS*
----------------------------------------


 - Number of Issues:           81
 - Average Maturity:           28.7 years
 - Average Rating:             A
 - Average Call:               10.0 years
 - Average Dollar Price:       $96.14

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                           22.2%
AA                            17.4%
A                             17.7%
BBB                           14.8%
BB                             6.6%
B                              1.0%
Non-Rated                     20.3%

THE FUND
--------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.63% and 6.24%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.13 on January 31, 2001 from $9.76 on July 31, 2000, and the reinvestment of $0.269 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.57 from $10.18, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.28% for Class A and 4.49% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.34% and 7.94%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 5.04% and 4.47%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.91% and 7.90%, respectively.(4)

FIVE LARGEST SECTORS*
--------------------------------------------------------------------------------
By total net assets

Transportation                        19.2%
Industrial Development Bond           15.8%
Hospital                              14.4%
Insured Transportation**               5.5%
Cogeneration                           5.4%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------










FUND INFORMATION AS OF
JANUARY 31, 2001

PERFORMANCE(6)                                      CLASS A         CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             14.72%          14.04%
Five Years                                            5.09            4.24
Ten Years                                             N.A.            5.90
Life of Fund+                                         5.99            5.96

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                              9.22%           9.04%
Five Years                                            4.07            3.91
Ten Years                                             N.A.            5.90
Life of Fund+                                         5.23            5.96

+Inception date: Class A: 4/13/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 43.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE
--------------------------------------------------------------------------------

- Pennsylvania's economy remained healthy in 2000, although trends at the national level augured the potential for a slowdown. The service sector was again responsible for most job creation, with government and transportation leading the way. The state's January 2001 jobless rate was 4.9%, a slight gain from 4.6% a year ago.

- The Pennsylvania municipal market was characterized by very little attractive new issuance during 2000. In an uncertain economic climate, management remained highly selective in selecting bonds to improve liquidity and extend trading flexibility.

- Management continued to focus on bonds that have superior call protection. Management believes that, over the long-term, providing consistent call protection is an increasingly important strategic consideration.

PORTFOLIO STATISTICS*
----------------------------------------
 - Number of Issues:          99
 - Average Maturity:          19.5 years
 - Average Rating:            A+
 - Average Call:              6.1 years
 - Average Dollar Price:      $94.68

RATING DISTRIBUTION*
----------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                     50.4%
AA                       0.9%
A                       11.7%
BBB                     15.7%
BB                       2.6%
Non-Rated               18.7%

THE FUND
--------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.32% and 5.86%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.80 on January 31, 2001 from $9.48 on July 31, 2000, and the reinvestment of $0.272 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.13 from $9.80, and the reinvestment of $0.238 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.51% for Class A and 4.69% for Class B.(3) These distribution rates are equivalent to taxable rates of 9.39% and 7.99%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.90% and 4.42%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 8.35% and 7.53%, respectively.(4)


FIVE LARGEST SECTORS*
--------------------------------------------------------------------------------
By total net assets

Industrial Development Bond**           14.6%
Insured General Obligations**           14.0%
Escrowed/Prerefunded                    11.0%
Hospital                                 9.5%
Insured Electric Utilities               8.8%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------










FUND INFORMATION AS OF
JANUARY 31, 2001

PERFORMANCE(6)                                      CLASS A            CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                             12.18%             11.32%
Five Years                                            4.46               3.58
Ten Years                                             N.A.               5.57
Life of Fund+                                         5.54               5.60

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                              6.86%              6.32%
Five Years                                            3.45               3.26
Ten Years                                             N.A.               5.57
Life of Fund+                                         4.77               5.60

+Inception date: Class A: 6/1/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax.
     (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 41.29% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TEXAS MUNICIPALS FUND AS OF JANUARY 31, 2001

INVESTMENT UPDATE

[PHOTO OF THOMAS M. METZOLD]
Thomas M. Metzold
Portfolio Manager

MANAGEMENT UPDATE
-------------------------------------------------------------------------------

- The Texas economy continued to be relatively healthy in 2000. At the end of January 2001, the state's seasonally adjusted unemployment rate was 3.8%, well below the national rate of 4.7%. Over the past six months, the growth in job creation was led by construction, transportation, communications, and utilities.

- Management balanced premium bonds with zero coupon and deep discount bonds, thus gaining exposure to good income while enhancing the Portfolio's appreciation potential. In addition, housing bonds again provided very attractive yields. General obligations (GOs) and insured hospital bonds ** were among the Portfolio's other largest sector weightings.

PORTFOLIO STATISTICS*
----------------------------------------
 - Number of Issues:          27
 - Average Maturity:          21.1 years
 - Average Rating:            AA-
 - Average Call:              7.4 years
 - Average Dollar Price:      $93.49

RATING DISTRIBUTION*
----------------------------------------

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

AAA                            52.9%
AA                             14.6%
Non-Rated                      16.2%
BBB                             5.9%
A                              10.4%

THE FUND
--------------------------------------------------------------------------------

- During the six months ended January 31, 2001, the Fund's Class A and Class B shares had total returns of 6.62% and 6.19%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.57 on January 31, 2001 from $9.21 on July 31, 2000, and the reinvestment of $0.241 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.71 from $10.31, and the reinvestment of $0.231 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2001, the distribution rates were 5.02% for Class A and 4.30% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.31% and 7.12%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31 were 4.26% and 3.67%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.05% and 6.08%, respectively.(4)

FIVE LARGEST SECTORS*
--------------------------------------------------------------------------------
By total net assets

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

General Obligation             27.8%
Housing                        12.9%
Insured Hospital**             10.7%
Hospital                       10.2%
Industrial Development Bond     7.9%

*May not represent the Portfolio's current or future investments.

**Private insurance does not remove the interest rate risks associated with these investments.

--------------------------------------------------------------------------------
FUND INFORMATION
AS OF JANUARY 31, 2001

PERFORMANCE(6)             CLASS A           CLASS B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                     14.61%          13.62%
Five Years                    5.31            4.55
Life of Fund+                 4.76            5.95

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                      9.16%           8.62%
Five Years                    4.29            4.21
Life of Fund+                 4.05            5.95

+Inception date: Class A: 12/8/93; Class B: 3/24/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2)A portion of the Fund's income may be subject to federal income and/or alternative minimum tax. (3)The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4)Taxable-equivalent rates assume maximum 39.6% federal income tax rate. A lower rate would result in lower tax-equivalent figures.
     (5)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6)Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75%, and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

     Past performance is no guarantee of future results. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                          ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $68,716,472    $30,437,257     $129,693,627     $78,952,322
   Unrealized appreciation                  3,675,428        605,153        5,918,028       5,470,052
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE   $72,391,900    $31,042,410     $135,611,655     $84,422,374
-------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $   232,883    $    51,576     $    289,408     $    35,007
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $72,624,783    $31,093,986     $135,901,063     $84,457,381
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $    32,067    $        --     $    168,024     $   122,071
Dividends payable                             137,685         62,911          252,302         151,134
Payable to affiliate for Trustees' fees            10             62            1,071              20
Payable to affiliate for service fees          12,359          5,444           19,548          14,506
Accrued expenses                               33,347         10,393           27,298          38,133
-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   215,468    $    78,810     $    468,243     $   325,864
-------------------------------------------------------------------------------------------------------
NET ASSETS                                $72,409,315    $31,015,176     $135,432,820     $84,131,517
-------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Paid-in capital                           $70,094,972    $31,294,996     $133,767,177     $80,407,607
Accumulated net realized loss from
   Portfolio (computed on the basis
   of identified cost)                     (1,197,656)      (862,116)      (4,217,540)     (1,670,216)
Accumulated distributions in excess
   of net investment income                  (163,429)       (22,857)         (34,845)        (75,926)
Net unrealized appreciation from
   Portfolio (computed on the basis
   of identified cost)                      3,675,428        605,153        5,918,028       5,470,052
------------------------------------------------------------------------------------------------------
TOTAL                                     $72,409,315    $31,015,176     $135,432,820     $84,131,517
------------------------------------------------------------------------------------------------------

CLASS A SHARES
------------------------------------------------------------------------------------------------------
NET ASSETS                                $ 3,859,667    $ 2,720,251     $ 10,628,094     $ 2,910,921
SHARES OUTSTANDING                            393,085        285,986        1,007,644         306,666
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      9.82    $      9.51     $      10.55     $      9.49
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net
      asset value per share)              $     10.31    $      9.98     $      11.08     $      9.96
------------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------------
NET ASSETS                                $68,549,648    $28,294,925     $124,804,726     $81,220,596
SHARES OUTSTANDING                          6,277,007      2,730,860       11,891,386       7,662,851
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
   beneficial interest outstanding)       $     10.92    $     10.36     $      10.50     $     10.60
------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investment in Municipals Portfolio --
   Identified cost                        $47,567,076     $240,024,995      $234,221,503     $ 9,418,468
   Unrealized appreciation
      (depreciation)                        2,055,564       10,675,079           (94,669)        646,254
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                               $49,622,640     $250,700,074      $234,126,834     $10,064,722
-----------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold           $    38,193     $    721,581      $     56,569     $        --
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                              $49,660,833     $251,421,655      $234,183,403     $10,064,722
-----------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed          $     4,098     $    194,178      $    117,790     $        --
Dividends payable                              94,736          501,380           452,804          18,973
Payable to affiliate for Trustees' fees            61            1,071                26             422
Payable to affiliate for service fees           9,690           52,051            42,284           1,719
Accrued expenses                               19,944           68,730            70,250          13,858
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         $   128,529     $    817,410      $    683,154     $    34,972
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                $49,532,304     $250,604,245      $233,500,249     $10,029,750
-----------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Paid-in capital                           $51,033,031     $247,657,282      $244,348,060     $ 9,842,343
Accumulated net realized loss from
   Portfolio (computed on the basis
   of identified cost)                    (3,569,463)      (7,571,777)      (10,484,759)       (420,442)
Accumulated undistributed (distributions
   in excess of) net investment income        13,172         (156,339)         (268,383)        (38,405)
Net unrealized appreciation (depreciation)
   from Portfolio (computed on the basis
   of identified cost)                     2,055,564       10,675,079           (94,669)        646,254
-----------------------------------------------------------------------------------------------------------
TOTAL                                    $49,532,304     $250,604,245      $233,500,249     $10,029,750
-----------------------------------------------------------------------------------------------------------

CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
NET ASSETS                               $ 5,651,225     $ 16,227,076      $ 10,401,457     $   493,739
SHARES OUTSTANDING                           603,446        1,601,838         1,061,530          51,593
NET ASSET VALUE AND REDEMPTION PRICE
   PER SHARE
   (net assets DIVIDED BY shares of
   beneficial interest outstanding)      $      9.36     $      10.13      $       9.80     $      9.57
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset
   value per share)                      $      9.83     $      10.64      $      10.29     $     10.05
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES
-----------------------------------------------------------------------------------------------------------
NET ASSETS                               $43,881,079     $234,377,169      $223,098,792     $ 9,536,011
SHARES OUTSTANDING                         4,352,839       22,176,812        22,019,676         890,047
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
   beneficial interest outstanding)      $     10.08     $      10.57      $      10.13     $     10.71
-----------------------------------------------------------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                          ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $2,159,987    $  910,267       $3,891,059      $2,550,556
Expenses allocated from Portfolio           (162,102)      (64,461)        (328,677)       (201,393)
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $1,997,885    $  845,806       $3,562,382      $2,349,163
-------------------------------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $      927    $      169       $    3,214      $      689
Distribution and service fees
   Class A                                     4,443         2,192            8,540           2,788
   Class B                                   325,045       135,165          584,774         390,444
Legal and accounting services                 13,405        14,718           17,954           8,276
Printing and postage                           4,393         2,127            9,321           7,477
Custodian fee                                  6,482         2,425            7,259           7,385
Transfer and dividend
   disbursing agent fees                      36,555        10,386           45,451          44,467
Registration fees                              3,219           834            2,876           4,454
Miscellaneous                                  3,501         1,663            4,690           4,390
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  397,970    $  169,679       $  684,079      $  470,370
-------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $1,599,915    $  676,127       $2,878,303      $1,878,793
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
PORTFOLIO
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $ (117,728)   $  (70,708)      $   47,444      $   43,338
   Financial futures contracts              (94,221)         (754)          (3,205)          4,870
   Options                                       --        (5,790)         (23,932)        (15,440)
-------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                 $ (211,949)   $  (77,252)      $   20,307      $   32,768
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
    Investments (identified
      cost basis)                        $2,872,169    $1,268,410       $5,142,272      $4,098,138
   Financial futures contracts              (44,446)       (2,372)         (10,085)         (5,177)
-------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $2,827,723    $1,266,038       $5,132,187      $4,092,961
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN         $2,615,774    $1,188,786       $5,152,494      $4,125,729
-------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                       $4,215,689    $1,864,913       $8,030,797      $6,004,522
-------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                          MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest allocated from Portfolio         $1,497,074      $ 7,801,296       $ 7,688,280      $307,668
Expenses allocated from Portfolio           (105,009)        (677,463)         (612,319)      (36,426)
---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $1,392,065      $ 7,123,833       $ 7,075,961      $271,242
---------------------------------------------------------------------------------------------------------

EXPENSES
---------------------------------------------------------------------------------------------------------
Trustees fees and expenses                $      147      $     3,214       $     1,765      $    529
Distribution and service fees
   Class A                                     5,403           15,226             9,364           397
   Class B                                   207,396        1,109,003         1,068,287        45,738
Legal and accounting services                 15,235           16,777             8,262        15,997
Printing and postage                           4,328           19,196            21,085         1,008
Custodian fee                                  3,608           11,096             8,016         1,795
Transfer and dividend
   disbursing agent fees                      19,451           97,359           111,894         4,817
Registration fees                              1,227            5,658             2,322            85
Miscellaneous                                  2,456           10,511             8,908         1,939
---------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $  259,251      $ 1,288,040       $ 1,239,903      $ 72,305
---------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $1,132,814      $ 5,835,793       $ 5,836,058      $198,937
---------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from
Portfolio
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $  310,892      $  (208,669)      $  (873,514)     $  2,322
   Financial futures contracts              (135,277)      (1,159,521)         (296,585)           --
---------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $  175,615      $(1,368,190)      $(1,170,099)     $  2,322
---------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
(depreciation) --
   Investments (identified cost basis)    $1,292,726      $10,278,077       $ 8,811,729      $410,985
   Financial futures contracts                46,864          401,691          (140,838)           --
---------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $1,339,590      $10,679,768       $ 8,670,891      $410,985
---------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $1,515,205      $ 9,311,578       $ 7,500,792      $413,307
---------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,648,019      $15,147,371       $13,336,850      $612,244
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS           ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                   $ 1,599,915    $   676,127     $  2,878,303     $ 1,878,793
    Net realized gain (loss)                   (211,949)       (77,252)          20,307          32,768
    Net change in unrealized
      appreciation (depreciation)             2,827,723      1,266,038        5,132,187       4,092,961
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                               $ 4,215,689    $ 1,864,913     $  8,030,797     $ 6,004,522
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                               $  (111,244)   $   (56,137)    $   (233,140)    $   (72,748)
      Class B                                (1,488,682)      (635,505)      (2,589,869)     (1,800,587)
   In excess of net investment
      income
      Class A                                    (2,466)        (2,121)              --              --
      Class B                                   (33,680)       (20,736)              --              --
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS         $(1,636,072)   $  (714,499)    $ (2,823,009)    $(1,873,335)
-----------------------------------------------------------------------------------------------------------
Transactions in shares of
   beneficial interest --
   Proceeds from sale of shares
      Class A                               $   598,491    $   747,341     $  2,035,133     $    72,304
      Class B                                 2,772,738      1,046,218        3,266,805       1,379,545
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                                    54,215         24,346           83,678          21,599
      Class B                                   551,460        331,274        1,194,346         811,603
   Cost of shares redeemed
      Class A                                (2,015,545)      (159,852)        (717,089)        (21,215)
      Class B                                (5,573,522)    (2,596,276)      (8,466,310)     (7,543,761)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                  $(3,612,163)   $  (606,949)    $ (2,603,437)    $(5,279,925)
----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $(1,032,546)   $   543,465     $  2,604,351     $(1,148,738)
----------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------
At beginning of period                      $73,441,861    $30,471,711     $132,828,469     $85,280,255
----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $72,409,315    $31,015,176     $135,432,820     $84,131,517
----------------------------------------------------------------------------------------------------------

Accumulated distributions in
excess of net investment income
included in net assets
----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $  (163,429)   $   (22,857)    $    (34,845)    $   (75,926)
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS                 MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                         $ 1,132,814     $  5,835,793      $  5,836,058     $   198,937
    Net realized gain (loss)                          175,615       (1,368,190)       (1,170,099)          2,322
    Net change in unrealized
   appreciation (depreciation)                      1,339,590       10,679,768         8,670,891         410,985
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $ 2,648,019     $ 15,147,371      $ 13,336,850     $   612,244
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                     $  (138,561)    $   (408,175)     $   (275,014)    $    (9,599)
      Class B                                        (976,833)      (5,356,940)       (5,378,986)       (189,338)
   In excess of net investment
      income
      Class A                                              --           (1,311)               --          (1,024)
      Class B                                              --               --                --         (24,446)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                                   $(1,115,394)    $ (5,766,426)     $ (5,654,000)    $  (224,407)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                     $   615,620     $  2,486,268      $  1,163,593     $   147,321
      Class B                                       1,322,729        6,609,494         5,143,313         504,913
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                          45,169          136,004           159,192           4,479
      Class B                                         517,925        2,507,599         2,170,738          79,530
   Cost of shares redeemed
      Class A                                        (250,867)      (1,653,136)         (547,423)        (19,056)
      Class B                                      (2,990,217)     (16,783,353)      (19,353,637)     (2,066,828)
- ---------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                        $  (739,641)    $ (6,697,124)     $(11,264,224)    $(1,349,641)
-----------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                         $   792,984     $  2,683,821      $ (3,581,374)    $  (961,804)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------
At beginning of period                            $48,739,320     $247,920,424      $237,081,623     $10,991,554
-----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                  $49,532,304     $250,604,245      $233,500,249     $10,029,750
-----------------------------------------------------------------------------------------------------------------

Accumulated undistributed (distributions in
excess of) net investment income included in
net assets
-----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                  $    13,172     $   (156,339)     $   (268,383)    $   (38,405)
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS                   ARIZONA FUND  COLORADO FUND  CONNECTICUT FUND  MICHIGAN FUND
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                            $  3,680,195   $ 1,584,544     $  6,327,429    $  4,302,306
   Net realized loss                                    (529,246)       (8,510)        (390,165)     (1,636,303)
   Net change in unrealized
      appreciation (depreciation)                     (3,319,219)   (1,668,362)      (4,803,569)     (2,819,976)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                           $   (168,270)  $   (92,328)    $  1,133,695    $   (153,973)
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                       $   (241,991)  $  (106,729)    $   (458,160)   $   (115,116)
      Class B                                         (3,438,204)   (1,484,089)      (5,694,569)     (4,061,767)
   In excess of net investment
      income
      Class A                                             (4,234)           --               --              --
      Class B                                            (31,164)           --               --              --
   In excess of net realized
      gains
      Class A                                                 --            --               --         (12,152)
      Class B                                                 --            --               --        (372,944)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                                     $ (3,715,593)  $(1,590,818)    $ (6,152,729)   $ (4,561,979)
-----------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                       $  1,256,117   $   409,768     $  2,421,487    $  1,766,416
      Class B                                          3,886,251     2,109,410        6,078,777       2,345,318
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                                            156,624        56,650          266,074          45,897
      Class B                                          1,224,573       728,019        2,677,695       2,138,787
   Cost of shares redeemed
      Class A                                         (1,568,597)     (379,583)      (2,754,771)       (805,002)
      Class B                                        (21,720,622)   (8,492,691)     (29,087,934)    (24,588,871)
-----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                     $(16,765,654)  $(5,568,427)    $(20,398,672)   $(19,097,455)
-----------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          $(20,649,517)  $(7,251,573)    $(25,417,706)   $(23,813,407)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------
At beginning of year                                $ 94,091,378   $37,723,284     $158,246,175    $109,093,662
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                      $ 73,441,861   $30,471,711     $132,828,469    $ 85,280,255
-----------------------------------------------------------------------------------------------------------------

Accumulated undistributed (distributions in
excess of) net investment income included in
net assets
-----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                      $   (127,272)  $    15,515     $    (90,139)   $    (81,384)
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS                   MINNESOTA FUND  NEW JERSEY FUND  PENNSYLVANIA FUND  TEXAS FUND
---------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                            $  2,518,275    $ 13,078,995     $ 13,017,705       $   592,751
   Net realized gain (loss)                             (608,358)        (17,320)          222,468        (291,803)
   Net change in unrealized appreciation
    (depreciation)                                    (2,012,901)    (13,757,183)      (15,721,958)       (374,388)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS          $   (102,984)   $   (695,508)     $ (2,481,785)     $  (73,440)
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                       $   (263,336)   $   (896,106)     $   (527,105)     $  (22,049)
      Class B                                         (2,143,787)    (11,892,126)      (12,490,600)       (582,429)
   In excess of net investment
      income
      Class A                                                 --          (4,341)          (17,518)           (693)
      Class B                                                 --              --          (105,334)        (11,501)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 $ (2,407,123)   $(12,792,573)     $(13,140,557)     $ (616,672)
---------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                       $  1,573,689    $  3,218,079      $  1,932,075      $   42,161
      Class B                                          2,242,405       9,201,444         7,903,213         487,869
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared
      Class A                                            109,042         364,616           332,672           8,438
      Class B                                          1,144,172       5,782,003         5,211,975         207,401
   Cost of shares redeemed
      Class A                                         (1,249,986)     (6,914,908)       (3,097,089)       (143,305)
      Class B                                        (12,747,156)    (58,358,315)      (73,380,671)     (4,597,501)
---------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS                                       $ (8,927,834)   $(46,707,081)     $(61,097,825)    $(3,994,937)
---------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                          $(11,437,941)   $(60,195,162)     $(76,720,167)    $(4,685,049)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------
At beginning of year                                $ 60,177,261    $308,115,586      $313,801,790     $15,676,603
---------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                      $ 48,739,320    $247,920,424      $237,081,623     $10,991,554
---------------------------------------------------------------------------------------------------------------------

Accumulated distributions
in excess of net investment income
included in net assets
---------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                      $     (4,248)   $   (225,706)     $   (450,441)    $   (12,935)
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                         ARIZONA FUND -- CLASS A
                                                     -------------------------------------------------------------
                                                     SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                                     JANUARY 31, 2001    -----------------------------------------
                                                     (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period               $ 9.480             $ 9.850        $10.200        $10.090
------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income                                $ 0.246             $ 0.495        $ 0.504        $ 0.499
Net realized and unrealized gain (loss)                0.345              (0.363)        (0.348)         0.126
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                         $ 0.591             $ 0.132        $ 0.156        $ 0.625
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------
From net investment income                           $(0.246)            $(0.493)       $(0.504)       $(0.499)
In excess of net investment income                    (0.005)             (0.009)        (0.002)        (0.016)
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  $(0.251)          $(0.502)       $(0.506)       $(0.515)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                     $ 9.820           $ 9.480        $ 9.850        $10.200
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                        6.32%             1.56%          1.48%          6.34%
------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)            $ 3,860           $ 5,064        $ 5,409        $ 3,498
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                         0.85%(4)          0.89%          0.77%          0.78%
   Expenses after custodian fee reduction(3)           0.83%(4)          0.88%          0.76%          0.76%
   Net investment income                               5.12%(4)          5.30%          4.90%          4.88%
Portfolio Turnover of the Portfolio                      10%               25%            38%            23%
------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                  ARIZONA FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)        1997         1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.540           $10.950        $11.340        $11.220      $ 10.680     $ 10.530
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.234           $ 0.476        $ 0.472        $ 0.476      $  0.486     $  0.482
Net realized and unrealized
   gain (loss)                          0.385            (0.409)        (0.381)         0.134         0.539        0.161
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.619           $ 0.067        $ 0.091        $ 0.610      $  1.025     $  0.643
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.234)          $(0.473)       $(0.472)       $(0.476)     $ (0.485)    $ (0.488)
In excess of net investment
   income                              (0.005)           (0.004)        (0.009)        (0.014)           --       (0.005)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.239)          $(0.477)       $(0.481)       $(0.490)     $ (0.485)    $ (0.493)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $10.920           $10.540        $10.950        $11.340      $ 11.220     $ 10.680
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          5.92%             0.81%          0.74%          5.54%         9.85%        6.17%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $68,550           $68,378        $88,682        $99,293      $109,379     $127,681
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.60%(4)          1.63%          1.56%          1.57%         1.58%        1.56%
   Expenses after custodian
      fee reduction(3)                   1.58%(4)          1.62%          1.55%          1.55%         1.57%        1.55%
   Net investment income                 4.33%(4)          4.58%          4.16%          4.22%         4.50%        4.49%
Portfolio Turnover of the
   Portfolio                               10%               25%            38%            23%           10%          18%
--------------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.

(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          COLORADO FUND -- CLASS A
                                                          ------------------------------------------------------
                                                          SIX MONTHS ENDED          YEAR ENDED JULY 31,
                                                          JANUARY 31, 2001    ----------------------------------
                                                          (UNAUDITED)           2000        1999        1998
----------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                          $ 9.160         $ 9.570     $ 9.950     $ 9.920
----------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------
Net investment income                                           $ 0.239         $ 0.495     $ 0.507     $ 0.507
Net realized and unrealized gain (loss)                           0.363          (0.402)     (0.374)      0.038
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                    $ 0.602         $ 0.093     $ 0.133     $ 0.545
----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------
From net investment income                                      $(0.243)        $(0.503)    $(0.513)    $(0.515)
In excess of net investment income                               (0.009)             --          --          --
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                             $(0.252)        $(0.503)    $(0.513)    $(0.515)
----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                $ 9.510         $ 9.160     $ 9.570     $ 9.950
----------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                   6.65%           1.18%       1.27%       5.62%
----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                                             $ 2,720         $ 2,026     $ 2,021     $ 2,172
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                    0.91%(3)        0.78%       0.63%       0.74%
   Expenses after custodian fee reduction(2)                      0.87%(3)        0.75%       0.59%       0.71%
   Net investment income                                          5.02%(3)        5.48%       5.09%       5.14%
Portfolio Turnover of the Portfolio                                  5%             14%         33%         18%
----------------------------------------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            COLORADO FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.970         $10.410     $10.820     $10.800     $10.170     $10.020
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.222         $ 0.468     $ 0.467     $ 0.478     $ 0.491     $ 0.480
Net realized and unrealized
   gain (loss)                          0.403          (0.440)     (0.401)      0.025       0.621       0.162
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.625         $ 0.028     $ 0.066     $ 0.503     $ 1.112     $ 0.642
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
From net investment income            $(0.228)        $(0.468)    $(0.476)    $(0.483)    $(0.482)    $(0.492)
In excess of net investment income     (0.007)             --          --          --          --          --
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.235)        $(0.468)    $(0.476)    $(0.483)    $(0.482)    $(0.492)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD      $10.360         $ 9.970     $10.410     $10.820     $10.800     $10.170
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                          6.33%           0.45%       0.54%       4.74%      11.26%       6.46%
---------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $28,295         $28,446     $35,703     $37,535     $40,786     $42,972
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                           1.62%(3)        1.52%       1.46%       1.51%       1.53%       1.49%
   Expenses after custodian
      fee reduction(2)                   1.58%(3)        1.49%       1.42%       1.48%       1.49%       1.45%
   Net investment income                 4.36%(3)        4.75%       4.32%       4.40%       4.75%       4.69%
Portfolio Turnover of the Portfolio         5%             14%         33%         18%         14%         53%
---------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                1.51%
   Expenses after custodian fee reduction(2)                  1.46%
   Net investment income                                      4.67%
Net investment income per share                            $ 0.478
--------------------------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CONNECTICUT FUND -- CLASS A
                                                      -------------------------------------------------------
                                                      SIX MONTHS ENDED            YEAR ENDED JULY 31,
                                                      JANUARY 31, 2001    -----------------------------------
                                                      (UNAUDITED)           2000        1999        1998(1)
-------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                $10.140             $10.460      $10.710      $10.640
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------
Net investment income                                $ 0.263             $ 0.521      $ 0.539       $ 0.529
Net realized and unrealized gain (loss)                0.404              (0.323)      (0.258)        0.091
-------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                         $ 0.667             $ 0.198      $ 0.281       $ 0.620
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.257)            $(0.518)      $(0.531)      $(0.529)
In excess of net investment income                      --                  --            --         (0.021)
-------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 $(0.257)            $(0.518)      $(0.531)      $(0.550)
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                    $10.550             $10.140       $10.460       $10.710
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                        6.65%               2.09%         2.60%         5.97%
-------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $10,628             $ 8,851       $ 9,222       $ 5,193
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                         0.80%(4)            0.82%         0.75%         0.76%
   Expenses after custodian fee reduction(3)           0.77%(4)            0.80%         0.73%         0.75%
   Net investment income                               5.01%(4)            5.23%         4.89%         4.93%
Portfolio Turnover of the Portfolio                       0%                 20%           18%            7%
------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CONNECTICUT FUND -- CLASS B
                                  -----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                          YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    ---------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998(1)        1997         1996
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.090        $ 10.400     $ 10.640      $ 10.570      $ 10.120     $  9.970
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.219        $  0.439     $  0.440      $  0.438      $  0.453     $  0.452
Net realized and unrealized
   gain (loss)                           0.406          (0.321)      (0.243)        0.080         0.450        0.169
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.625        $  0.118     $  0.197      $  0.518      $  0.903     $  0.621
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.215)       $ (0.428)    $ (0.437)     $ (0.438)     $ (0.453)    $ (0.452)
In excess of net investment
   income                                   --              --           --        (0.010)           --       (0.019)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.215)       $ (0.428)    $ (0.437)     $ (0.448)     $ (0.453)    $ (0.471)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 10.500        $ 10.090     $ 10.400      $ 10.640      $ 10.570     $ 10.120
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           6.25%           1.31%        1.84%         4.99%         9.17%        6.30%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $124,805        $123,978     $149,024      $159,125      $171,634     $181,608
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.60%(4)        1.60%        1.56%         1.59%         1.60%        1.58%
   Expenses after custodian
      fee reduction(3)                    1.57%(4)        1.58%        1.54%         1.58%         1.60%        1.57%
   Net investment income                  4.25%(4)        4.46%        4.11%         4.14%         4.45%        4.45%
Portfolio Turnover of the
   Portfolio                                 0%             20%          18%            7%           11%          23%
----------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              MICHIGAN FUND -- CLASS A
                                            -------------------------------------------------------------
                                             SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                             JANUARY 31, 2001    -----------------------------------------
                                             (UNAUDITED)           2000(1)        1999(1)        1998(1)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $ 9.040           $ 9.430        $ 9.820        $ 9.750
----------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------
Net investment income                           $ 0.237           $ 0.480        $ 0.471        $ 0.474
Net realized and unrealized gain (loss)           0.452            (0.356)        (0.385)         0.092
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                    $ 0.689           $ 0.124        $ 0.086        $ 0.566
----------------------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------------------
From net investment income                      $(0.239)          $(0.471)       $(0.461)       $(0.496)
From net realized gain                             --                --         (0.015)            --
In excess of net realized gain                     --            (0.043)            --             --
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $(0.239)          $(0.514)       $(0.476)       $(0.496)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $ 9.490           $ 9.040        $ 9.430        $ 9.820
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                    7.72%             1.55%          0.81%          5.95%
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                              $ 2,911           $ 2,701        $ 1,737        $ 1,526
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                     0.86%(4)          0.81%          0.80%          0.83%
   Expenses after custodian fee reduction(3)       0.85%(4)          0.81%          0.79%          0.81%
   Net investment income                           5.11%(4)          5.40%          4.81%          4.85%
Portfolio Turnover of the Portfolio                   6%               30%            31%            26%
----------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                 MICHIGAN FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998(1)        1997         1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.090           $10.520       $ 10.950       $ 10.870      $ 10.420     $ 10.250
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.226           $ 0.459       $  0.440       $  0.448      $  0.460     $  0.464
Net realized and unrealized
   gain (loss)                          0.510            (0.401)        (0.420)         0.097         0.454        0.195
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.736           $ 0.058       $  0.020       $  0.545      $  0.914     $  0.659
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.226)          $(0.445)      $ (0.435)      $ (0.448)     $ (0.462)    $ (0.481)
In excess of net investment income         --                --             --         (0.017)       (0.002)      (0.008)
From net realized gain                     --                --         (0.015)            --            --           --
In excess of net realized gain             --            (0.043)            --             --            --           --
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.226)          $(0.488)      $ (0.450)      $ (0.465)     $ (0.464)    $ (0.489)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD      $10.600           $10.090       $ 10.520       $ 10.950      $ 10.870     $ 10.420
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          7.37%             0.75%          0.11%          5.11%         9.01%        6.50%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $81,221           $82,580       $107,357       $128,216      $148,542     $171,067
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.61%(4)          1.60%          1.58%          1.59%         1.60%        1.61%
   Expenses after custodian
      fee reduction(3)                   1.60%(4)          1.60%          1.57%          1.57%         1.58%        1.60%
   Net investment income                 4.37%(4)          4.61%          4.03%          4.12%         4.40%        4.44%
Portfolio Turnover of the Portfolio         6%               30%            31%            26%           16%          49%
--------------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            MINNESOTA FUND -- CLASS A
                                            ----------------------------------------------------------
                                            SIX MONTHS ENDED             YEAR ENDED JULY 31,
                                            JANUARY 31, 2001    --------------------------------------
                                            (UNAUDITED)           2000        1999(1)        1998(1)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $ 9.070         $ 9.460       $ 9.820        $ 9.770
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                           $ 0.245         $ 0.491       $ 0.490        $ 0.492
Net realized and unrealized gain (loss)           0.289          (0.395)       (0.351)         0.073
------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                    $ 0.534         $ 0.096       $ 0.139        $ 0.565
------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------
From net investment income                      $(0.244)        $(0.486)      $(0.490)       $(0.515)
In excess of net investment income                   --              --        (0.009)            --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $(0.244)        $(0.486)      $(0.499)       $(0.515)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $ 9.360         $ 9.070       $ 9.460        $ 9.820
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                    5.96%           1.21%         1.34%          5.94%
------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)       $ 5,651         $ 5,079       $ 4,822        $ 3,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                     0.86%(4)        0.79%         0.73%          0.73%
   Expenses after custodian fee reduction(3)       0.82%(4)        0.77%         0.71%          0.71%
   Net investment income                           5.26%(4)        5.48%         4.97%          5.03%
Portfolio Turnover of the Portfolio                  10%             12%           19%            23%
- ----------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              MINNESOTA FUND -- CLASS B
                                  ----------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------------
                                  (UNAUDITED)           2000        1999(1)        1998(1)        1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 9.770         $10.170       $10.540        $10.490      $10.070     $ 9.950
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.226         $ 0.453       $ 0.446        $ 0.439      $ 0.466     $ 0.468
Net realized and unrealized
   gain (loss)                          0.306          (0.418)       (0.369)         0.073        0.415       0.123
---------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.532         $ 0.035       $ 0.077        $ 0.512      $ 0.881     $ 0.591
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
From net investment income            $(0.222)        $(0.435)      $(0.446)       $(0.439)     $(0.461)    $(0.468)
In excess of net investment
   income                                  --              --        (0.001)        (0.023)          --      (0.003)
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.222)        $(0.435)      $(0.447)       $(0.462)     $(0.461)    $(0.471)
---------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD      $10.080         $ 9.770       $10.170        $10.540      $10.490     $10.070
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          5.50%           0.52%         0.65%          4.99%        9.01%       6.00%
---------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $43,881         $43,660       $55,355        $62,899      $67,781     $74,374
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           1.60%(4)        1.55%         1.55%          1.58%        1.58%       1.56%
   Expenses after custodian
      fee reduction(3)                   1.56%(4)        1.53%         1.53%          1.56%        1.55%       1.54%
   Net investment income                 4.53%(4)        4.74%         4.21%          4.19%        4.62%       4.63%
Portfolio Turnover of the Portfolio        10%             12%           19%            23%          22%         45%
-- --------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             NEW JERSEY FUND -- CLASS A
                                            -------------------------------------------------------------
                                            SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                            JANUARY 31, 2001    -----------------------------------------
                                            (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)
----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $ 9.760           $10.190        $10.590        $10.530
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                           $ 0.268           $ 0.543        $ 0.548        $ 0.558
Net realized and unrealized gain (loss)           0.371            (0.430)        (0.394)         0.082
----------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                    $ 0.639           $ 0.113        $ 0.154        $ 0.640
- --------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
From net investment income                      $(0.268)          $(0.540)       $(0.548)       $(0.558)
In excess of net investment income               (0.001)           (0.003)        (0.006)        (0.022)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $(0.269)          $(0.543)       $(0.554)       $(0.580)
----------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $10.130           $ 9.760        $10.190        $10.590
----------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                    6.63%             1.34%          1.39%          6.24%
----------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                              $16,227           $14,690        $18,897        $11,570
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                     0.89%(4)          0.83%          0.73%          0.77%
   Expenses after custodian fee reduction(3)       0.88%(4)          0.83%          0.72%          0.75%
   Net investment income                           5.36%(4)          5.64%          5.14%          5.25%
Portfolio Turnover of the Portfolio                  11%               26%            32%            14%
----------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                NEW JERSEY FUND -- CLASS B
                                  ---------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                            YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------------
                                  (UNAUDITED)(1)        2000(1)        1999(1)        1998(1)        1997         1996
--------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 10.180         $ 10.610       $ 11.020       $ 10.940      $ 10.440     $ 10.360
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.242         $  0.489       $  0.481       $  0.491      $  0.506     $  0.505
Net realized and unrealized
   gain (loss)                           0.387           (0.443)        (0.409)         0.089         0.493        0.084
--------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $  0.629         $  0.046       $  0.072       $  0.580      $  0.999     $  0.589
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.239)        $ (0.476)      $ (0.481)      $ (0.491)     $ (0.499)    $ (0.505)
In excess of net investment income          --               --         (0.001)        (0.009)           --       (0.004)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)        $ (0.476)      $ (0.482)      $ (0.500)     $ (0.499)    $ (0.509)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD      $ 10.570         $ 10.180       $ 10.610       $ 11.020      $ 10.940     $ 10.440
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           6.24%            0.63%          0.59%          5.41%         9.85%        5.74%
--------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $234,377         $233,230       $289,219       $316,155      $345,080     $378,649
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.63%(4)         1.60%          1.57%          1.61%         1.59%        1.57%
   Expenses after custodian
      fee reduction(3)                    1.62%(4)         1.60%          1.56%          1.59%         1.57%        1.56%
   Net investment income                  4.64%(4)         4.88%          4.37%          4.48%         4.82%        4.80%
Portfolio Turnover of the Portfolio         11%              26%            32%            14%           24%          39%
- -------------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           PENNSYLVANIA FUND -- CLASS A
                                            ----------------------------------------------------------
                                            SIX MONTHS ENDED             YEAR ENDED JULY 31,
                                            JANUARY 31, 2001    --------------------------------------
                                            (UNAUDITED)           2000(1)        1999(1)        1998
--------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $ 9.480           $ 9.990        $10.400      $10.550
--------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------
Net investment income                           $ 0.279           $ 0.534        $ 0.546      $ 0.578
Net realized and unrealized
   gain (loss)                                    0.313            (0.492)        (0.393)      (0.143)
--------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                    $ 0.592           $ 0.042        $ 0.153      $ 0.435
--------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------
From net investment income                      $(0.272)          $(0.534)       $(0.546)     $(0.578)
In excess of net investment income                   --            (0.018)        (0.017)      (0.007)
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $(0.272)          $(0.552)       $(0.563)     $(0.585)
--------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $ 9.800           $ 9.480        $ 9.990      $10.400
--------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                    6.32%             0.58%          1.42%        4.17%
--------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                              $10,401           $ 9,302        $10,652      $ 8,552
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                     0.88%(4)          0.90%          0.75%        0.74%
   Expenses after custodian
      fee reduction(3)                             0.85%(4)          0.90%          0.71%        0.70%
   Net investment income                           5.68%(4)          5.63%          5.29%        5.40%
Portfolio Turnover of the Portfolio                   5%               18%            27%          13%
--------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              PENNSYLVANIA FUND -- CLASS B
                                  -------------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                           YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------------------------------------
                                  (UNAUDITED)           2000(1)        1999(1)        1998         1997         1996
------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  9.800         $ 10.310       $ 10.730      $ 10.900     $ 10.430     $ 10.320
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.246         $  0.477       $  0.477      $  0.506     $  0.522     $  0.512
Net realized and unrealized
   gain (loss)                           0.323           (0.508)        (0.404)       (0.156)       0.458        0.108
------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS   $  0.569         $ (0.031)      $  0.073      $  0.350     $  0.980     $  0.620
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.239)        $ (0.475)      $ (0.483)     $ (0.520)    $ (0.510)    $ (0.510)
In excess of net investment income          --           (0.004)        (0.010)           --           --           --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (0.239)        $ (0.479)      $ (0.493)     $ (0.520)    $ (0.510)    $ (0.510)
------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD      $ 10.130         $  9.800       $ 10.310      $ 10.730     $ 10.900     $ 10.430
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           5.86%           (0.15)%         0.64%         3.23%        9.66%        6.08%
------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $223,099         $227,779       $303,150      $349,593     $395,974     $441,104
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.64%(4)         1.66%          1.58%         1.59%        1.61%        1.58%
   Expenses after custodian
      fee reduction(3)                    1.61%(4)         1.66%          1.54%         1.55%        1.56%        1.54%
   Net investment income                  4.93%(4)         4.86%          4.47%         4.63%        4.93%        4.89%
Portfolio Turnover of the Portfolio          5%              18%            27%           13%          17%          30%
------------------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                           TEXAS FUND -- CLASS A
                                            ----------------------------------------------------
                                            SIX MONTHS ENDED          YEAR ENDED JULY 31,
                                            JANUARY 31, 2001    --------------------------------
                                            (UNAUDITED)(1)        2000        1999        1998
-------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $ 9.210         $ 9.560     $ 9.890     $ 9.770
-------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                           $ 0.218         $ 0.472     $ 0.511     $ 0.515
Net realized and unrealized gain (loss)           0.383          (0.327)     (0.336)      0.110
-------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                    $ 0.601         $ 0.145     $ 0.175     $ 0.625
-------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
-------------------------------------------------------------------------------------------------
From net investment income                      $(0.218)        $(0.480)    $(0.505)    $(0.505)
In excess of net investment income               (0.023)         (0.015)         --          --
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             $(0.241)        $(0.495)    $(0.505)    $(0.505)
-------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $ 9.570         $ 9.210     $ 9.560     $ 9.890
-------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                    6.62%           1.74%       1.72%       6.55%
-------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                             $   494         $   343     $   458     $   373
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                                    1.47%(4)        0.97%       0.75%       0.72%
   Expenses after custodian fee reduction(3)      1.43%(4)        0.97%       0.72%       0.69%
   Net investment income                          4.61%(4)        5.33%       5.11%       5.22%
Portfolio Turnover of the Portfolio                  8%             35%         55%         17%
-------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             TEXAS FUND -- CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)        2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $10.310         $10.710     $11.080     $10.960     $10.440     $10.280
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                 $ 0.205         $ 0.456     $ 0.485     $ 0.496     $ 0.489     $ 0.492
Net realized and unrealized
   gain (loss)                          0.427          (0.380)     (0.368)      0.120       0.526       0.177
---------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS          $ 0.632         $ 0.076     $ 0.117     $ 0.616     $ 1.015     $ 0.669
---------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
From net investment income            $(0.205)        $(0.467)    $(0.487)    $(0.496)    $(0.495)    $(0.509)
In excess of net investment income     (0.027)         (0.009)         --          --          --          --
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $(0.232)        $(0.476)    $(0.487)    $(0.496)    $(0.495)    $(0.509)
---------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD      $10.710         $10.310     $10.710     $11.080     $10.960     $10.440
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                          6.19%           0.91%       1.01%       5.74%      10.00%       6.60%
---------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 9,536         $10,648     $15,219     $16,988     $21,283     $23,996
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           2.22%(4)        1.77%       1.54%       1.49%       1.57%       1.43%
   Expenses after custodian
      fee reduction(3)                   2.18%(4)        1.77%       1.51%       1.46%       1.55%       1.39%
   Net investment income                 3.90%(4)        4.54%       4.37%       4.50%       4.61%       4.70%
Portfolio Turnover of the Portfolio         8%             35%         55%         17%         17%         39%
---------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser or Administrator, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                                                           1.53%
   Expenses after custodian fee reduction(3)                                                             1.49%
   Net investment income                                                                                 4.60%
Net investment income per share                                                                       $ 0.482
---------------------------------------------------------------------------------------------------------------

(1)  Net  investment   income  per  share  was  computed  using  average  shares
     outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's shares of its corresponding Portfolio's allocated expenses.
(4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------
     Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-nine Funds, eight of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona
     Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund), Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund) and Eaton
     Vance Texas Municipals Fund (Texas Fund). The Funds offer two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut
     Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio, the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio and the Texas Fund invests its assets in the Texas Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at January 31, 2001 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B INCOME -- Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund
          determined   in  accordance   with   generally   accepted   accounting
          principles.

     C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2000, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Arizona Fund                              $  177,375  July 31, 2008
                                                 431,585  July 31, 2004
    Colorado Fund                                668,429  July 31, 2004
    Connecticut Fund                             242,814  July 31, 2008
                                                  91,011  July 31, 2005
                                               3,755,736  July 31, 2004
    Michigan Fund                              1,520,989  July 31, 2008
    Minnesota Fund                               340,808  July 31, 2008
                                                 329,867  July 31, 2005
                                               2,802,385  July 31, 2004
    New Jersey Fund                               23,676  July 31, 2005
                                               5,684,649  July 31, 2004

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------------
    Pennsylvania Fund                         $1,809,455  July 31, 2005
                                               7,461,554  July 31, 2004
    Texas Fund                                   199,620  July 31, 2008
                                                  84,793  July 31, 2005
                                                  46,167  July 31, 2004

     Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     Additionally, at July 31, 2000, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Texas Fund had net capital losses of $378,538, $115,354, $142,765, $131,571, $315,373,
     $896,326, and $92,183, respectively, attributable to security transactions incurred after October 31, 1999. These are treated as arising on the first day of each Fund's current taxable year.

     D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

     E USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     F OTHER -- Investment transactions are accounted for on a trade-date basis.

     G INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to January 31, 2001 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------
     The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of each Fund at the net asset value as of the ex-dividend date.

     The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.



















3 SHARES OF BENEFICIAL INTEREST
--------------------------------------------
     The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                       ARIZONA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                               61,646        136,109
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         5,649         16,808
    Redemptions                                       (208,619)      (167,660)
    -------------------------------------------------------------------------
    NET DECREASE                                      (141,324)       (14,743)
    -------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                       ARIZONA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              258,674        376,348
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        51,486        118,088
    Redemptions                                       (521,020)    (2,102,679)
    -------------------------------------------------------------------------
    NET DECREASE                                      (210,860)    (1,608,243)
    -------------------------------------------------------------------------

                                                       COLORADO FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                               79,490         45,312
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,614          6,262
    Redemptions                                        (17,331)       (41,489)
    -------------------------------------------------------------------------
    NET INCREASE                                        64,773         10,085
    -------------------------------------------------------------------------

                                                       COLORADO FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              102,469        212,048
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        32,614         73,808
    Redemptions                                       (255,920)      (863,025)
    -------------------------------------------------------------------------
    NET DECREASE                                      (120,837)      (577,169)
    -------------------------------------------------------------------------

                                                     CONNECTICUT FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              196,355        241,719
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         8,130         26,639
    Redemptions                                        (69,527)      (277,526)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            134,958         (9,168)
    -------------------------------------------------------------------------

                                                     CONNECTICUT FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              317,523        609,057
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       116,398        269,384
    Redemptions                                       (826,392)    (2,928,042)
    -------------------------------------------------------------------------
    NET DECREASE                                      (392,471)    (2,049,601)
    -------------------------------------------------------------------------

                                                       MICHIGAN FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                                7,878        198,769
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,330          5,159
    Redemptions                                         (2,236)       (89,435)
    -------------------------------------------------------------------------
    NET INCREASE                                         7,972        114,493
    -------------------------------------------------------------------------

                                                       MICHIGAN FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              133,833        236,066
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        78,667        215,231
    Redemptions                                       (731,012)    (2,477,976)
    -------------------------------------------------------------------------
    NET DECREASE                                      (518,512)    (2,026,679)
    -------------------------------------------------------------------------

                                                      MINNESOTA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                               66,218        176,471
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         4,903         12,172
    Redemptions                                        (27,348)      (138,626)
    -------------------------------------------------------------------------
    NET INCREASE                                        43,773         50,017
    -------------------------------------------------------------------------

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

                                                      MINNESOTA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              132,477        231,997
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        52,300        118,670
    Redemptions                                       (302,490)    (1,324,612)
    -------------------------------------------------------------------------
    NET DECREASE                                      (117,713)      (973,945)
    -------------------------------------------------------------------------

                                                      NEW JERSEY FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              247,885        332,821
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        13,736         37,898
    Redemptions                                       (165,289)      (719,104)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             96,332       (348,385)
    -------------------------------------------------------------------------

                                                      NEW JERSEY FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              634,705        915,140
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       242,444        576,376
    Redemptions                                     (1,620,753)    (5,824,367)
    -------------------------------------------------------------------------
    NET DECREASE                                      (743,604)    (4,332,851)
    -------------------------------------------------------------------------

                                                    PENNSYLVANIA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
    -------------------------------------------------------------------------
    Sales                                              120,794        204,947
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        16,526         35,124
    Redemptions                                        (56,631)      (325,280)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             80,689        (85,209)
    -------------------------------------------------------------------------

                                                     PENNSYLVANIA FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
     -------------------------------------------------------------------------
    Sales                                              516,156        809,359
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       218,237        532,238
    Redemptions                                     (1,951,402)    (7,502,867)
    -------------------------------------------------------------------------
    NET DECREASE                                    (1,217,009)    (6,161,270)
    -------------------------------------------------------------------------

                                                        TEXAS FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS A                                   (UNAUDITED)       JULY 31, 2000
     -------------------------------------------------------------------------
    Sales                                               15,811          4,647
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                           479            933
    Redemptions                                         (1,993)       (16,168)
    -------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             14,297        (10,588)
    -------------------------------------------------------------------------

                                                        TEXAS FUND
                                              -------------------------------
                                              SIX MONTHS ENDED
                                              JANUARY 31, 2001  YEAR ENDED
    CLASS B                                   (UNAUDITED)       JULY 31, 2000
    --------------------------------------------------------------------------
    Sales                                               48,507         48,231
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         7,602         20,443
    Redemptions                                       (198,771)      (456,577)
    -------------------------------------------------------------------------
    NET DECREASE                                      (142,662)      (387,903)
    -------------------------------------------------------------------------

4 TRANSACTIONS WITH AFFILIATES
--------------------------------------------
     Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each fund out of the investment adviser fee earned by BMR. Each Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $1,236, $1,232, $3,136, $42, $1,059, $5,748, $2,169 and $0 from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund,

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

     Pennsylvania Fund and Texas Fund, respectively, as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2001.

     Certain officers and Trustees of the Funds and of the Portfolios are officers of the above organizations.

5 DISTRIBUTION AND SERVICE PLANS
--------------------------------------------
     Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plans) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. The Funds will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Class B and, accordingly, reduces net assets. For the six months ended January 31, 2001 the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid $257,670, $107,710, $466,288, $310,061, $164,399, $876,472, $845,941, and $36,402, respectively, to EVD, representing 0.75% of each Fund's Class B average daily net assets. At January 31, 2001 the amount of Uncovered Distribution Charges of EVD calculated  under  the  Class B Plans  for  Arizona  Fund,  Colorado  Fund,
     Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund were approximately $1,918,000, $1,170,000, $3,160,000, $1,518,000, $1,245,000, $4,629,000, $5,028,000, and $234,000,
     respectively.

     The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.20% per annum of each Fund's average daily net assets attributable to Class A and Class B shares sold on or after October 12, 1999, and 0.20% per annum for shares sold prior thereto and outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended January 31, 2001 Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund paid or accrued service fees to or payable to EVD in the amount of $4,443, $2,192, $8,540, $2,788, $5,403, $15,226,
     $9,364 and $397, respectively, for Class A shares, and $67,375, $27,455, $118,486, $80,383, $42,997, $232,531, $222,346 and $9,336 respectively, for
     Class B shares.

     Certain officers and Trustees of the Funds are officers or directors of the above organizations.

6 CONTINGENT DEFERRED SALES CHARGE
--------------------------------------------
     A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $24,000, $25,000, $47,000, $38,000, $20,000, $61,000, $60,000, and $9,000 of CDSC
     paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, Pennsylvania Fund and Texas Fund, respectively, for the six months ended January 31, 2001.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

7 INVESTMENT TRANSACTIONS
--------------------------------------------
     Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended January 31, 2001 were as follows:

    ARIZONA FUND
    -----------------------------------------------------
    Increases                                 $ 3,161,766
    Decreases                                   9,007,505

    COLORADO FUND
    -----------------------------------------------------
    Increases                                 $ 1,741,984
    Decreases                                   3,353,823

    CONNECTICUT FUND
    -----------------------------------------------------
    Increases                                 $ 5,271,085
    Decreases                                  11,510,937

    MICHIGAN FUND
   -----------------------------------------------------
    Increases                                 $ 9,047,944
    Decreases                                   1,418,978

    MINNESOTA FUND
    -----------------------------------------------------
    Increases                                 $ 1,901,934
    Decreases                                   4,034,432

    NEW JERSEY FUND
    -----------------------------------------------------
    Increases                                 $ 8,649,472
    Decreases                                  22,784,303

    PENNSYLVANIA FUND
    -----------------------------------------------------
    Increases                                 $ 6,318,078
    Decreases                                  24,460,137

    TEXAS FUND
    -----------------------------------------------------
    Increases                                 $   656,277
    Decreases                                   2,286,502

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 2.1%
-------------------------------------------------------------------------
     $1,800        Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(1)                         $ 1,541,358
-------------------------------------------------------------------------
                                                             $ 1,541,358
-------------------------------------------------------------------------
Education -- 2.8%
-------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.30%, 12/1/08              $ 2,054,980
-------------------------------------------------------------------------
                                                             $ 2,054,980
-------------------------------------------------------------------------
Electric Utilities -- 6.4%
-------------------------------------------------------------------------
     $2,000        Coconino County, Pollution Control,
                   (Nevada Power Co.), (AMT),
                   5.80%, 11/1/32                            $ 1,822,580
      1,000        Maricopa County, Pollution Control,
                   (Public Service Co. of New Mexico),
                   6.375%, 8/15/23                               991,350
      1,000        Pima County, IDA, (Tucson Electric Power
                   Co.), 6.00%, 9/1/29                           905,480
      1,000        Salt River Agriculture Improvement and
                   Power District, Residual Certificates,
                   Variable Rate, 1/1/25(2)(3)                   941,530
-------------------------------------------------------------------------
                                                             $ 4,660,940
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.9%
-------------------------------------------------------------------------
     $1,000        Glendale, IDA, (Thunderbird-American
                   Graduate School), Prerefunded to 7/1/05,
                   7.125%, 7/1/20                            $ 1,142,230
      1,000        Maricopa County, (Samaritan Health
                   Services), (MBIA), Escrowed to Maturity,
                   7.00%, 12/1/16                              1,225,590
      1,250        Maricopa County, IDA, (Place Five and
                   The Greenery), Escrowed to Maturity,
                   8.625%, 1/1/27                              1,552,612
      7,500        Maricopa County, SFM, Escrowed to
                   Maturity, 0.00%, 2/1/16                     3,544,350
      6,500        Phoenix, IDA, Single Family, Escrowed to
                   Maturity, 0.00%, 12/1/14                    3,327,220
-------------------------------------------------------------------------
                                                             $10,792,002
-------------------------------------------------------------------------
General Obligations -- 5.7%
-------------------------------------------------------------------------
     $1,125        Puerto Rico, 0.00%, 7/1/18                $   472,770
      2,275        Tucson, 4.50%, 7/1/19                       2,106,718
      1,500        Tucson, 5.375%, 7/1/21                      1,570,410
-------------------------------------------------------------------------
                                                             $ 4,149,898
-------------------------------------------------------------------------
Hospital -- 4.2%
-------------------------------------------------------------------------
     $1,130        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.125%, 6/1/12                            $ 1,108,157
      1,250        Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(4)                            1,158,275

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Hospital (continued)
-------------------------------------------------------------------------
     $1,000        Winslow, IDA, (Winslow Memorial
                   Hospital), 5.50%, 6/1/22                  $   778,100
-------------------------------------------------------------------------
                                                             $ 3,044,532
-------------------------------------------------------------------------
Housing -- 6.9%
-------------------------------------------------------------------------
     $2,000        Maricopa County, IDA, (Laguna Point
                   Apartments), 6.75%, 7/1/19                $ 2,103,620
        920        Maricopa County, IDA, (National Health
                   Facilities II), 6.375%, 1/1/19                857,302
      1,000        Phoenix, IDA, (Woodstone and Silver
                   Springs Apartments), (Asset Guaranty),
                   6.25%, 4/1/23                               1,026,750
      1,000        Tempe, IDA, (Quadrangle Village
                   Apartments), 6.25%, 6/1/26                  1,022,300
-------------------------------------------------------------------------
                                                             $ 5,009,972
-------------------------------------------------------------------------
Industrial Development Revenue -- 4.9%
-------------------------------------------------------------------------
     $1,000        Casa Grande, Pollution Control, (Frito
                   Lay, Inc.), 6.60%, 12/1/10                $ 1,072,390
      1,750        Gila County, IDA, (Asarco, Inc.),
                   5.55%, 1/1/27                               1,336,703
        750        Phoenix Airport Authority, (America West
                   Airlines, Inc.), (AMT), 6.25%, 6/1/19         642,705
        500        Santa Cruz County, IDA, (Citizens
                   Utilities Co.), 7.15%, 2/1/23                 500,185
-------------------------------------------------------------------------
                                                             $ 3,551,983
-------------------------------------------------------------------------
Insured-Electric Utilities -- 2.3%
-------------------------------------------------------------------------
     $1,220        Pima County, (Irvington Power), (FGIC),
                   7.25%, 7/15/10                            $ 1,291,004
        335        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29                 344,592
-------------------------------------------------------------------------
                                                             $ 1,635,596
-------------------------------------------------------------------------
Insured-General Obligations -- 3.0%
-------------------------------------------------------------------------
     $1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/22(2)(3)                              $ 1,078,750
      1,000        Puerto Rico, (FSA), Variable Rate,
                   7/1/20(2)                                   1,073,750
-------------------------------------------------------------------------
                                                             $ 2,152,500
-------------------------------------------------------------------------
Insured-Hospital -- 16.5%
-------------------------------------------------------------------------
     $1,000        Arizona Health Facilities Authority,
                   (Northern Arizona Healthcare System),
                   (AMBAC), 4.75%, 10/1/30                   $   906,930
      1,000        Maricopa County, Hospital District No.
                   1, (FGIC), 6.125%, 6/1/15                   1,089,970
      2,500        Maricopa County, IDA, (Mayo Clinic
                   Hospital), (AMBAC), 5.25%, 11/15/37         2,486,075
      2,000        Mohave County, (Kingman Regional Medical
                   Center), (FGIC), 6.50%, 6/1/15              2,088,840

                       SEE NOTES TO FINANCIAL STATEMENTS

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Hospital (continued)
-------------------------------------------------------------------------
     $1,000        Pima County, IDA, (Carondelet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/12        $ 1,069,580
      1,000        Pima County, IDA, (Carondolet Health
                   Care Corp.), (MBIA), 5.25%, 7/1/11          1,074,270
      1,500        Pima County, IDA, (Tucson Medical
                   Center), (MBIA), 6.375%, 4/1/12             1,573,440
      1,500        Scottsdale, IDA, (Scottsdale Memorial
                   Hospital), (AMBAC), 6.125%, 9/1/17          1,633,380
-------------------------------------------------------------------------
                                                             $11,922,485
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 9.1%
-------------------------------------------------------------------------
     $1,400        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(5)                                 $ 1,356,530
      1,000        Puerto Rico Public Finance Corp.,
                   (AMBAC), Variable Rate, 6/1/26(3)(2)          984,250
      4,750        Scottsdale, Preservation Authority,
                   (FGIC), 4.50%, 7/1/24                       4,234,673
-------------------------------------------------------------------------
                                                             $ 6,575,453
-------------------------------------------------------------------------
Insured-Transportation -- 2.2%
-------------------------------------------------------------------------
     $  100        Puerto Rico Highway and Transportation
                   Authority, (MBIA), 5.50%, 7/1/36          $   105,690
      1,500        Tucson Street and Highway Revenue,
                   (FGIC), 5.00%, 7/1/18                       1,501,605
-------------------------------------------------------------------------
                                                             $ 1,607,295
-------------------------------------------------------------------------
Insured-Water and Sewer -- 1.7%
-------------------------------------------------------------------------
     $1,205        Peoria, Water and Sewer, (FGIC),
                   5.00%, 7/1/18                             $ 1,207,000
-------------------------------------------------------------------------
                                                             $ 1,207,000
-------------------------------------------------------------------------
Miscellaneous Health Care -- 1.8%
-------------------------------------------------------------------------
     $1,000        Coconino County, IDA, Health Care
                   Institution, (Guidance Center, Inc.),
                   5.80%, 6/1/11                             $   876,520
        500        Yavapai County, IDA, Health Care
                   Institution, (West Yavapai Guidance),
                   6.625%, 8/15/24                               442,455
-------------------------------------------------------------------------
                                                             $ 1,318,975
-------------------------------------------------------------------------
Pooled Loans -- 5.2%
-------------------------------------------------------------------------
     $2,000        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,113,700
      1,500        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,609,230
-------------------------------------------------------------------------
                                                             $ 3,722,930
-------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Transportation -- 1.0%
-------------------------------------------------------------------------
     $  750        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                  $   724,395
-------------------------------------------------------------------------
                                                             $   724,395
-------------------------------------------------------------------------
Utilities -- 1.5%
-------------------------------------------------------------------------
     $1,000        Puerto Rico Telephone Authority,
                   Variable Rate, 1/1/20(2)                  $ 1,070,410
-------------------------------------------------------------------------
                                                             $ 1,070,410
-------------------------------------------------------------------------






Water and Sewer -- 6.2%
-------------------------------------------------------------------------
     $1,000        Central Arizona Water Conservation
                   District, 5.50%, 11/1/09                  $ 1,095,450
      1,500        Phoenix, Civic Improvement Corp.,
                   Wastewater, 4.75%, 7/1/23                   1,395,255
      2,150        Scottsdale, Water and Sewer Revenue,
                   4.50%, 7/1/20                               1,974,711
-------------------------------------------------------------------------
                                                             $ 4,465,416
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $67,486,459)                             $71,208,120
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $ 1,183,805
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $72,391,925
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 37.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 16.0% of total investments.

(1)  The Portfolio is accruing only partial interest on this security.

(2)  Security has been issued as an inverse floater bond.

(3)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 95.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Education -- 8.0%
-------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities, (Alexander Dawson School),
                   5.30%, 2/15/29                            $   983,480
      1,500        Colorado Springs, (Colorado College),
                   5.25%, 6/1/24                               1,501,665
-------------------------------------------------------------------------
                                                             $ 2,485,145
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.3%
-------------------------------------------------------------------------
     $1,500        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22      $   370,830
      3,000        Dawson Ridge, Metropolitan District #1,
                   Escrowed to Maturity, 0.00%, 10/1/22          741,660
        500        Puerto Rico Telephone Authority, (MBIA),
                   Prerefunded to 1/1/03, Variable Rate,
                   1/16/15(1)                                    545,625
-------------------------------------------------------------------------
                                                             $ 1,658,115
-------------------------------------------------------------------------
General Obligations -- 2.4%
-------------------------------------------------------------------------
     $  400        Bachelor Gulch, (Metropolitan District),
                   6.70%, 11/15/19                           $   407,248
        360        Bell Mountain Ranch, (Metropolitan
                   District), 6.625%, 11/15/25                   340,737
-------------------------------------------------------------------------
                                                             $   747,985
-------------------------------------------------------------------------
Hospital -- 11.5%
-------------------------------------------------------------------------
     $  350        Aspen Valley, (Hospital District),
                   6.80%, 10/15/24                           $   371,805
        900        Colorado Health Facilities Authority,
                   (Cleo Wallace Center), 7.00%, 8/1/15          872,190
      1,000        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                                922,410
        265        Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/13                                262,093
      1,000        Denver Health and Hospital Authority,
                   (Denver Health Medical Center),
                   5.375%, 12/1/28                               800,930
        400        La Junta, (Arkansas Valley Regional
                   Medical Center), 6.10%, 4/1/24                354,188
-------------------------------------------------------------------------
                                                             $ 3,583,616
-------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing -- 13.4%
-------------------------------------------------------------------------
     $  500        Colorado HFA, Multifamily, (AMT),
                   6.40%, 10/1/27                            $   516,450
      1,000        Colorado HFA, SFMR, 5.35%, 11/1/16            948,800
        210        Colorado HFA, SFMR, 8.00%, 12/1/24            226,412
      1,000        Denver, Multifamily, (Bank Lofts),
                   (FHA), (AMT), 6.15%, 12/1/16                1,049,160
        385        Lake Creek, (Affordable Housing Corp.),
                   Multifamily, 6.25%, 12/1/23                   358,477
      1,000        Lakewood, Multifamily, (FHA), (AMT),
                   6.65%, 10/1/25                              1,048,030
-------------------------------------------------------------------------
                                                             $ 4,147,329
-------------------------------------------------------------------------













Industrial Development Revenue -- 6.4%
-------------------------------------------------------------------------
     $  500        Denver Airport Special Facilities,
                   (United Airlines), (AMT),
                   6.875%, 10/1/32                           $   495,160
      1,000        Puerto Rico Industrial, Medical and
                   Environmental Pollution Control Facility
                   Finance Authority, (American Home
                   Products), 5.10%, 12/1/18                     977,370
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26               510,245
-------------------------------------------------------------------------
                                                             $ 1,982,775
-------------------------------------------------------------------------
Insured-Education -- 2.9%
-------------------------------------------------------------------------
     $1,000        Colorado Educational and Cultural
                   Facilities, (Auraria
                   Foundation/University of Colorado),
                   (AMBAC), 4.75%, 9/1/28                    $   911,130
-------------------------------------------------------------------------
                                                             $   911,130
-------------------------------------------------------------------------
Insured-Electric Utilities -- 1.1%
-------------------------------------------------------------------------
     $  300        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/03(1)  $   326,250
-------------------------------------------------------------------------
                                                             $   326,250
-------------------------------------------------------------------------
Insured-General Obligations -- 7.3%
-------------------------------------------------------------------------
     $1,200        Denver, City and County School District
                   #1, (FGIC), 5.00%, 12/1/23                $ 1,158,876
      1,000        Eagle, Garfield and Routt Counties,
                   School District No. RE 50J, (FGIC),
                   6.30%, 12/1/12                              1,108,950
-------------------------------------------------------------------------
                                                             $ 2,267,826
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Housing -- 3.5%
-------------------------------------------------------------------------
     $1,000        Thornton, SCA Realty MFMR, (FSA),
                   7.10%, 1/1/30                             $ 1,076,640
-------------------------------------------------------------------------
                                                             $ 1,076,640
-------------------------------------------------------------------------
Insured-Transportation -- 19.3%
-------------------------------------------------------------------------
     $3,500        Colorado Public Highway Authority
                   Revenue, (MBIA), 0.00%, 9/1/16            $ 1,587,075
      1,830        Colorado Public Highway Authority
                   Revenue, (MBIA), 4.75%, 9/1/23(2)           1,681,367
      1,500        Denver, Airport Revenue, (FSA), (AMT),
                   5.00%, 11/15/25                             1,417,440
      3,095        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/18           1,302,871
-------------------------------------------------------------------------
                                                             $ 5,988,753
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
-------------------------------------------------------------------------
     $  400        Colorado HFA, (Volunteers of America),
                   5.875%, 7/1/28                            $   318,248
        430        Logan County, Industrial Development
                   Revenue, (TLC Care Choices, Inc.),
                   6.875%, 12/1/23                               382,008
-------------------------------------------------------------------------
                                                             $   700,256
-------------------------------------------------------------------------
Special Tax Revenue -- 4.6%
-------------------------------------------------------------------------
     $  400        Black Hawk, Business Improvement
                   District, 6.50%, 12/1/11                  $   388,920
      1,000        Cottonwood, Water and Sanitation
                   District, 7.75%, 12/1/20                    1,041,130
-------------------------------------------------------------------------
                                                             $ 1,430,050
-------------------------------------------------------------------------
Transportation -- 5.8%
-------------------------------------------------------------------------
     $  500        Eagle County, (Eagle County Airport
                   Terminal), (AMT), 7.50%, 5/1/21           $   507,990
        250        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/36                      241,465
      1,000        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                    1,036,660
-------------------------------------------------------------------------
                                                             $ 1,786,115
-------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Water and Sewer -- 1.6%
-------------------------------------------------------------------------
     $  500        Colorado Water Resources, Power
                   Development Authority, 5.25%, 9/1/19      $   508,440
-------------------------------------------------------------------------
                                                             $   508,440
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 95.4%
   (identified cost $28,993,979)                             $29,600,425
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 4.6%                       $ 1,442,005
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $31,042,430
-------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 37.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.5% to 12.9% of total investments.
(1)  Security has been issued as an inverse floater bond.
(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Cogeneration -- 2.9%
--------------------------------------------------------------------------
    $ 4,500        Eastern Connecticut Resource Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.50%, 1/1/20                             $  3,923,280
--------------------------------------------------------------------------
                                                             $  3,923,280
--------------------------------------------------------------------------
Education -- 9.9%
--------------------------------------------------------------------------
    $ 1,675        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/23                             $  1,614,013
      2,275        Connecticut HEFA, (University of
                   Hartford), 6.80%, 7/1/22                     2,299,797
      3,400        Connecticut HEFA, (Yale University),
                   Variable Rate, 6/10/30(1)                    3,642,250
        990        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 6.20%, 11/15/09                1,042,797
      2,015        Connecticut Higher Education
                   Supplemental Loan Authority Revenue
                   Bonds, (AMT), 7.50%, 11/15/10                2,018,446
      3,000        University of Connecticut,
                   4.75%, 11/15/24                              2,801,580
--------------------------------------------------------------------------
                                                             $ 13,418,883
--------------------------------------------------------------------------
Electric Utilities -- 5.6%
--------------------------------------------------------------------------
    $   800        Connecticut Development Authority,
                   (Western Mass Electric), Variable Rate,
                   9/1/28(1)(2)                              $    726,336
      1,500        Connecticut Development Authority,
                   Pollution Control Revenue, (Connecticut
                   Light and Power), (AMT), 5.95%, 9/1/28       1,431,630
      1,625        Guam Power Authority, 6.30%, 10/1/22         1,729,861
      1,100        Guam Power Authority, 6.625%, 10/1/14        1,232,572
      2,500        Puerto Rico Electric Power Authority,
                   5.00%, 7/1/28                                2,423,725
--------------------------------------------------------------------------
                                                             $  7,544,124
--------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.4%
--------------------------------------------------------------------------
    $ 3,100        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 7/1/03, 6.00%, 7/1/23      $  3,321,898
      1,000        Connecticut HEFA, (Sacred Heart
                   University), Prerefunded to 7/1/02,
                   6.80%, 7/1/12                                1,063,840
      2,890        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                2,983,549
--------------------------------------------------------------------------
                                                             $  7,369,287
--------------------------------------------------------------------------
General Obligations -- 5.7%
--------------------------------------------------------------------------
    $ 1,750        Connecticut, 0.00%, 11/1/09               $  1,212,277
      1,270        Danbury, 4.50%, 2/1/14                       1,258,291

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

General Obligations (continued)
--------------------------------------------------------------------------
    $   500        Guam, 5.40%, 11/15/18                     $    479,225
      1,065        Puerto Rico, Public Improvement,
                   0.00%, 7/1/15                                  535,972
      2,000        Puerto Rico, Public Improvement,
                   5.00%, 7/1/27                                1,942,800
        400        Redding, 5.50%, 10/15/18                       431,868
        650        Redding, 5.625%, 10/15/19                      710,170
        535        Wilton, 5.25%, 7/15/18                         562,253
        535        Wilton, 5.25%, 7/15/19                         560,557
--------------------------------------------------------------------------
                                                             $  7,693,413
--------------------------------------------------------------------------






Hospital -- 4.6%
--------------------------------------------------------------------------
    $ 5,400        Connecticut HEFA, (Griffin Hospital),
                   5.75%, 7/1/23                             $  4,561,218
        500        Connecticut HEFA, (Hospital for Special
                   Care), 5.375%, 7/1/17                          421,840
      1,130        Connecticut HEFA, (William W. Backus
                   Hospital), 6.375%, 7/1/22                    1,195,585
--------------------------------------------------------------------------
                                                             $  6,178,643
--------------------------------------------------------------------------
Housing -- 3.8%
--------------------------------------------------------------------------
    $   970        Connecticut HFA, Multifamily,
                   6.60%, 11/15/23                           $  1,007,636
      3,940        Connecticut HFA, Multifamily, (AMT),
                   6.20%, 11/15/22                              4,116,354
--------------------------------------------------------------------------
                                                             $  5,123,990
--------------------------------------------------------------------------
Industrial Development Revenue -- 4.5%
--------------------------------------------------------------------------
    $ 1,000        Connecticut Development Authority PCR,
                   (Pfizer, Inc.), 6.55%, 2/15/13            $  1,057,860
      3,065        Connecticut Development Authority,
                   Airport Facility, (Signature Flight),
                   (AMT), 6.625%, 12/1/14                       3,035,944
        200        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26                204,098
        500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23                507,635
      1,350        Sprague, Environmental Improvement,
                   (International Paper Co.), (AMT),
                   5.70%, 10/1/21                               1,267,339
--------------------------------------------------------------------------
                                                             $  6,072,876
--------------------------------------------------------------------------
Insured-Education -- 11.4%
--------------------------------------------------------------------------
    $ 3,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 5.00%, 7/1/27           $  2,897,490
      1,000        Connecticut HEFA, (Choate Rosemary
                   College), (MBIA), 6.80%, 7/1/15(3)           1,106,440
      2,000        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.00%, 7/1/28           1,941,820

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Insured-Education (continued)
--------------------------------------------------------------------------
    $ 2,500        Connecticut HEFA, (Fairfield
                   University), (MBIA), 5.25%, 7/1/25        $  2,514,825
      5,305        Connecticut HEFA, (Trinity College),
                   (MBIA), 5.50%, 7/1/21                        5,652,265
      1,440        Connecticut HEFA, (Westminster School),
                   (MBIA), 5.00%, 7/1/29                        1,391,213
--------------------------------------------------------------------------
                                                             $ 15,504,053
--------------------------------------------------------------------------
Insured-Electric Utilities -- 2.8%
--------------------------------------------------------------------------
    $ 4,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                      $  3,817,640
--------------------------------------------------------------------------
                                                             $  3,817,640
--------------------------------------------------------------------------
Insured-General Obligations -- 0.8%
--------------------------------------------------------------------------
    $ 1,000        New Britain, (MBIA), 6.00%, 3/1/12        $  1,136,760
--------------------------------------------------------------------------
                                                             $  1,136,760
--------------------------------------------------------------------------
Insured-Hospital -- 5.9%
--------------------------------------------------------------------------
    $ 1,000        Connecticut HEFA, (Bridgeport Hospital),
                   (MBIA), 6.625%, 7/1/18                    $  1,059,890
      1,000        Connecticut HEFA, (Danbury Hospital),
                   (AMBAC), 5.375%, 7/1/17                      1,019,610
      1,500        Connecticut HEFA, (Hospital of St.
                   Raphael), (AMBAC), 6.625%, 7/1/14            1,548,465
      2,350        Connecticut HEFA, (Lawrence and Memorial
                   Hospital), (MBIA), 5.00%, 7/1/22             2,253,015
      2,000        Connecticut HEFA, (Yale-New Haven
                   Hospital), (MBIA), 6.50%, 7/1/12             2,092,180
--------------------------------------------------------------------------
                                                             $  7,973,160
--------------------------------------------------------------------------
Insured-Housing -- 0.2%
--------------------------------------------------------------------------
    $   290        Puerto Rico Housing Finance Corp.,
                   (AMBAC), 7.50%, 10/1/11                   $    290,679
--------------------------------------------------------------------------
                                                             $    290,679
--------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.5%
--------------------------------------------------------------------------
    $ 2,000        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), 5.00%, 7/1/28         $  1,979,300
--------------------------------------------------------------------------
                                                             $  1,979,300
--------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Insured-Transportation -- 5.3%
--------------------------------------------------------------------------
    $ 1,750        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16         $    829,692
      1,020        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38                954,955
      4,965        Puerto Rico Highway and Transportation
                   Authority, (FSA), 5.50%, 7/1/15              5,473,366
--------------------------------------------------------------------------
                                                             $  7,258,013
--------------------------------------------------------------------------
Insured-Water and Sewer -- 1.0%
--------------------------------------------------------------------------
    $ 1,340        South Central Connecticut Regional Water
                   Authority, (FGIC), 5.125%, 8/1/29         $  1,324,161
--------------------------------------------------------------------------
                                                             $  1,324,161
--------------------------------------------------------------------------










Nursing Home -- 10.1%
--------------------------------------------------------------------------
    $ 1,240        Connecticut Development Authority,
                   (Baptist Homes), 9.00%, 9/1/22            $  1,363,256
        720        Connecticut HEFA, (NHP) (Highland View),
                   (AMT), 7.00%, 11/1/07                          804,204
      1,305        Connecticut HEFA, (NHP), (Sharon
                   Healthcare), 6.25%, 11/1/14                  1,392,592
        655        Connecticut HEFA, (NHP), (St. Camillus),
                   6.25%, 11/1/18                                 683,944
      3,250        Connecticut HEFA, (NHP), (St. Joseph's
                   Manor), 6.25%, 11/1/16                       3,447,373
        335        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.00%, 11/1/07                   374,178
      2,000        Connecticut HEFA, (NHP), (Wadsworth
                   Glen), (AMT), 7.50%, 11/1/16                 2,241,900
      3,000        Connecticut HEFA, (NHP), (Windsor),
                   7.125%, 11/1/14                              3,399,480
--------------------------------------------------------------------------
                                                             $ 13,706,927
--------------------------------------------------------------------------
Solid Waste -- 4.9%
--------------------------------------------------------------------------
    $ 2,500        Bristol Resource Recovery Facility,
                   (Ogden Martin Systems), 6.50%, 7/1/14     $  2,612,900
      4,250        Connecticut Resources Recovery
                   Authority, (American REF-FUEL Co.),
                   (AMT), 6.45%, 11/15/22                       4,081,658
--------------------------------------------------------------------------
                                                             $  6,694,558
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Special Tax Revenue -- 4.7%
--------------------------------------------------------------------------
    $ 3,180        Connecticut Special Tax Transportation
                   Infrastructure, 6.125%, 9/1/12            $  3,653,248
      2,000        Connecticut Special Tax Transportation
                   Infrastructure, 6.50%, 10/1/12               2,366,840
        375        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)         367,238
--------------------------------------------------------------------------
                                                             $  6,387,326
--------------------------------------------------------------------------
Transportation -- 4.7%
--------------------------------------------------------------------------
    $ 2,350        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/22                  $  2,303,000
      3,680        Puerto Rico Highway and Transportation
                   Authority, 5.00%, 7/1/38                     3,538,541
        500        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/15                       547,300
--------------------------------------------------------------------------
                                                             $  6,388,841
--------------------------------------------------------------------------
Water and Sewer -- 1.1%
--------------------------------------------------------------------------
    $ 1,250        Connecticut Clean Water Fund,
                   6.00%, 10/1/12                            $  1,431,513
--------------------------------------------------------------------------
                                                             $  1,431,513
--------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.8%
   (identified cost $125,293,900)                            $131,217,427
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.2%                       $  4,394,253
--------------------------------------------------------------------------
Net Assets -- 100.0%                                         $135,611,680
--------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 29.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.0% to 16.8% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Electric Utilities -- 0.6%
-------------------------------------------------------------------------
     $  500        Michigan South Central Power Agency
                   Supply System, 6.75%, 11/1/10             $   520,165
-------------------------------------------------------------------------
                                                             $   520,165
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.3%
-------------------------------------------------------------------------
     $1,000        Lake Orion, School District, Prerefunded
                   to 5/1/05, (AMBAC), 7.00%, 5/1/20         $ 1,132,730
-------------------------------------------------------------------------
                                                             $ 1,132,730
-------------------------------------------------------------------------
General Obligations -- 7.2%
-------------------------------------------------------------------------
     $  500        Avondale School District, 6.75%, 5/1/14   $   509,110
      4,710        Detroit, 6.35%, 4/1/14                      4,993,777
        475        Detroit, 6.70%, 4/1/10                        531,943
-------------------------------------------------------------------------
                                                             $ 6,034,830
-------------------------------------------------------------------------
Hospital -- 12.0%
-------------------------------------------------------------------------
     $  500        Allegan Hospital Finance Authority,
                   (Allegan General Hospital),
                   7.00%, 11/15/21                           $   490,280
      1,000        Dickinson County Health System,
                   5.80%, 11/1/24                                808,890
      1,000        John Tolfree Health System Corp.,
                   6.00%, 9/15/23                                840,560
      1,100        Mecosta County, (Michigan General
                   Hospital), 5.75%, 5/15/09                   1,043,669
      2,000        Michigan HFA, (Central Michigan
                   Community Hospital), 6.25%, 10/1/27         1,707,120
        250        Michigan HFA, (Henry Ford Continuing
                   Care Corp.), 6.75%, 7/1/11                    257,967
      6,000        Michigan HFA, (McLaren Obligated Group),
                   4.50%, 10/15/21                             4,956,060
-------------------------------------------------------------------------
                                                             $10,104,546
-------------------------------------------------------------------------
Industrial Development Revenue -- 8.4%
-------------------------------------------------------------------------
     $1,500        Detroit Local Development Finance
                   Authority, (Chrysler Corp.),
                   5.375%, 5/1/21                            $ 1,478,040
      2,000        Dickinson, PCR, (Champion
                   International), 5.85%, 10/1/18              1,973,820
      1,000        Michigan Strategic Fund, (Crown Paper),
                   (AMT), 6.50%, 8/1/21                          765,000
        110        Michigan Strategic Fund, (KMart Corp.),
                   6.80%, 12/15/07                               110,971
      2,200        Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                      2,268,266
        530        Richmond EDC, (KMart Corp.),
                   6.625%, 1/1/07                                535,470
-------------------------------------------------------------------------
                                                             $ 7,131,567
-------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Education -- 4.1%
-------------------------------------------------------------------------
     $1,000        Ferris State University, (AMBAC),
                   5.00%, 10/1/23                            $   967,660
        500        Ferris State University, (AMBAC),
                   5.00%, 10/1/28                                479,580
      2,000        Western Michigan University, (FGIC),
                   5.125%, 11/15/22                            1,981,700
-------------------------------------------------------------------------
                                                             $ 3,428,940
-------------------------------------------------------------------------









Insured-Electric Utilities -- 4.5%
-------------------------------------------------------------------------
     $  300        Michigan Strategic Fund, (Detroit Edison
                   Co.), (FGIC), 6.95%, 5/1/11               $   362,958
      2,000        Michigan Strategic Fund, (Detroit Edison
                   Co.), (MBIA), (AMT), 5.55%, 9/1/29          2,026,580
        500        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/21                          481,930
      1,000        Puerto Rico Electric Power Authority,
                   (FSA), 4.75%, 7/1/24                          954,410
-------------------------------------------------------------------------
                                                             $ 3,825,878
-------------------------------------------------------------------------
Insured-General Obligations -- 16.7%
-------------------------------------------------------------------------
     $1,000        Avondale School District, (AMBAC),
                   4.75%, 5/1/22                             $   928,730
      1,345        Brighton School District, (AMBAC),
                   0.00%, 5/1/18                                 546,473
      1,000        Coopersville Area Public School
                   District, (MBIA), 5.00%, 5/1/29               958,350
        400        Haslett Public School District, (FSA),
                   4.75%, 5/1/26                                 373,600
      1,900        Holland School District, (AMBAC),
                   0.00%, 5/1/17                                 827,640
      3,000        Lake Orion, Community School District,
                   (FGIC), 5.125%, 5/1/23                      2,964,450
      1,000        Novi Building Authority, (FSA),
                   5.50%, 10/1/25                              1,027,240
      2,410        Okemos Public Schools, (MBIA),
                   0.00%, 5/1/16                               1,111,468
        930        Parchment School District, (MBIA),
                   5.00%, 5/1/25                                 915,418
      1,000        Redford Union School District No.1,
                   (AMBAC), 5.00%, 5/1/22                        984,110
      2,500        Wyoming Public Schools, (FGIC),
                   5.125%, 5/1/23                              2,470,375
      1,000        Zeeland Public Schools, (FGIC),
                   5.25%, 5/1/22                               1,003,570
-------------------------------------------------------------------------
                                                             $14,111,424
-------------------------------------------------------------------------
Insured-Hospital -- 4.6%
-------------------------------------------------------------------------
     $3,500        Kent HFA, (Butterworth Health System),
                   (MBIA), 6.125%, 1/15/16                   $ 3,898,020
-------------------------------------------------------------------------
                                                             $ 3,898,020
-------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Housing -- 2.0%
-------------------------------------------------------------------------
     $  500        Michigan HDA, (Parkway Meadows), (FSA),
                   6.85%, 10/15/18                           $   524,215
      1,250        Michigan HDA, Rental Housing, (MBIA),
                   (AMT), 5.30%, 10/1/37                       1,189,537
-------------------------------------------------------------------------
                                                             $ 1,713,752
-------------------------------------------------------------------------
Insured-Senior Living / Life Care -- 2.6%
-------------------------------------------------------------------------
     $2,200        Hancock HFA, (Portage Health), (MBIA),
                   5.45%, 8/1/47                             $ 2,201,078
-------------------------------------------------------------------------
                                                             $ 2,201,078
-------------------------------------------------------------------------
Insured-Transportation -- 1.1%
-------------------------------------------------------------------------
     $1,000        Wayne Charter County Airport, (MBIA),
                   (AMT), 5.00%, 12/1/28                     $   940,610
-------------------------------------------------------------------------
                                                             $   940,610
-------------------------------------------------------------------------
Insured-Water and Sewer -- 12.9%
-------------------------------------------------------------------------
     $5,000        Detroit, City Water Supply System,
                   (FGIC), 4.75%, 7/1/19                     $ 4,726,700
      4,400        Grand Rapids, Sanitary Sewer System,
                   (FGIC), 4.75%, 1/1/28                       4,028,420
      2,165        Warren, Water and Sewer, (FSA),
                   5.25%, 11/1/26                              2,165,693
-------------------------------------------------------------------------
                                                             $10,920,813
-------------------------------------------------------------------------
Miscellaneous -- 1.3%
-------------------------------------------------------------------------
     $1,100        Pittsfield Township EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                 $ 1,056,352
-------------------------------------------------------------------------
                                                             $ 1,056,352
-------------------------------------------------------------------------
Pooled Loans -- 3.0%
-------------------------------------------------------------------------
     $1,825        Michigan Municipal Bond Authority Local
                   Government Loan, 6.75%, 5/1/12            $ 1,943,077
        590        Michigan Municipal Bond Authority Local
                   Government Loan, 6.90%, 5/1/21                614,981
-------------------------------------------------------------------------
                                                             $ 2,558,058
-------------------------------------------------------------------------
Senior Living / Life Care -- 2.7%
-------------------------------------------------------------------------
     $1,500        Kalamazoo EDC, (Friendship Village),
                   6.25%, 5/15/27                            $ 1,331,100
      1,000        Michigan HFA, (Presbyterian Village),
                   6.50%, 1/1/25                                 920,610
-------------------------------------------------------------------------
                                                             $ 2,251,710
-------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Special Tax Revenue -- 9.1%
-------------------------------------------------------------------------
     $  250        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.60%, 5/1/16    $   283,258
      1,315        Battle Creek, Downtown Development
                   Authority Tax Increment, 7.65%, 5/1/22      1,491,920
      3,800        Detroit, (Convention Facility Cobo Hall
                   Expansion), 5.25%, 9/30/12(1)               3,849,096
      3,050        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/16                               1,337,334
      2,000        Detroit, Downtown Tax Increment,
                   0.00%, 7/1/20                                 677,940
-------------------------------------------------------------------------
                                                             $ 7,639,548
-------------------------------------------------------------------------








Transportation -- 4.2%
-------------------------------------------------------------------------
     $1,500        Kent County Airport Facility, (AMT),
                   Variable Rate, 1/1/25(2)(3)               $ 1,391,265
        345        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(3)(4)        374,429
      2,000        Wayne Charter County Airport, Residual
                   Certificates, (AMT), Variable Rate,
                   12/1/28(2)(3)                               1,762,440
-------------------------------------------------------------------------
                                                             $ 3,528,134
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.3%
   (identified cost $77,524,544)                             $82,998,155
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $ 1,424,239
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $84,422,394
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 49.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.7% to 21.1% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)  Security has been issued as an inverse floater bond.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 2.1%
-------------------------------------------------------------------------
    $   975        St. Paul, Housing and Redevelopment,
                   (Care Institute, Inc.-Highland),
                   8.75%, 11/1/24                            $ 1,053,214
-------------------------------------------------------------------------
                                                             $ 1,053,214
-------------------------------------------------------------------------
Education -- 7.6%
-------------------------------------------------------------------------
    $ 1,000        Hopkins, (Blake School), 5.50%, 9/1/24    $ 1,019,010
      1,250        Minnesota Higher Education Facilities
                   Authority, (Hamline University),
                   6.00%, 10/1/29                              1,266,300
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.25%, 10/1/26                                487,915
        500        Minnesota Higher Education Facilities
                   Authority, (St. John's University),
                   5.40%, 10/1/22                                500,655
        500        Minnesota Higher Education Facilities
                   Authority, (St. Mary's College),
                   6.15%, 10/1/23                                508,220
-------------------------------------------------------------------------
                                                             $ 3,782,100
-------------------------------------------------------------------------
Electric Utilities -- 8.2%
-------------------------------------------------------------------------
    $ 2,000        Chaska, Electric Revenue, 6.10%, 10/1/30  $ 2,081,400
        500        Puerto Rico Electric Power Authority,
                   RITES, Variable Rate, 7/1/29(1)               520,970
      1,500        Rochester Electric Utilities Revenue,
                   5.25%, 12/1/30                              1,476,555
-------------------------------------------------------------------------
                                                             $ 4,078,925
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 5.9%
-------------------------------------------------------------------------
    $ 1,700        Minnesota State, Prerefunded to 8/1/02,
                   Variable Rate, 8/1/11(2)                  $ 1,834,606
      1,000        St. Paul, Housing and Redevelopment
                   Authority, (Civic Center), (MBIA),
                   Escrowed to Maturity, 5.45%, 11/1/13        1,070,450
-------------------------------------------------------------------------
                                                             $ 2,905,056
-------------------------------------------------------------------------
General Obligations -- 3.6%
-------------------------------------------------------------------------
    $ 1,000        Minnesota State, (Duluth Airport),
                   (AMT), 6.25%, 8/1/14                      $ 1,076,690
        500        Osseo, Independent School District No.
                   279, 5.25%, 2/1/21                            505,405
        200        St. Cloud, Water and Sewer, Variable
                   Rate, 8/1/13(2)                               206,500
-------------------------------------------------------------------------
                                                             $ 1,788,595
-------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Hospital -- 15.4%
-------------------------------------------------------------------------
    $   700        Martin County, (Fairmont Community
                   Hospital Association), 6.625%, 9/1/22     $   633,563
      1,250        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.75%, 12/1/13                 1,251,925
        250        Minneapolis and St. Paul, Housing and
                   Redevelopment Authority, (Group Health
                   Plan, Inc.), 6.90%, 10/15/22                  248,575
        900        Red Wing Health Care Facilities, (River
                   Region Obligation Group), 6.50%, 9/1/22       974,736
        500        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/27(2)(3)        514,140
      2,200        Rochester Health Care Facilities, (Mayo
                   Clinic), Variable Rate, 11/15/15(2)         2,378,750
      1,885        St. Paul, Housing and Redevelopment
                   Authority, (Healtheast),
                   6.625%, 11/1/17                             1,656,444
-------------------------------------------------------------------------
                                                             $ 7,658,133
-------------------------------------------------------------------------
Housing -- 11.6%
-------------------------------------------------------------------------
    $   300        Coon Rapids, Multifamily Housing,
                   (Browns Meadow), (FHA), (AMT),
                   6.85%, 8/1/33                             $   310,650
         50        Minneapolis and St. Paul, Housing
                   Finance Board, SFMR, (GNMA), (AMT),
                   7.30%, 8/1/31                                  51,246
      3,655        Minnesota HFA, SFMR, (AMT),
                   6.50%, 1/1/26                               3,720,242
      1,650        Minnetonka, Multifamily, (Archer Heights
                   Apartments), (AMT), 6.00%, 1/20/27          1,665,279
-------------------------------------------------------------------------
                                                             $ 5,747,417
-------------------------------------------------------------------------
Industrial Development Revenue -- 10.1%
-------------------------------------------------------------------------
    $ 1,205        Cloquet PCR, (Potlach Corp.),
                   5.90%, 10/1/26                            $ 1,146,871
        750        Minneapolis, Community Development
                   Agency, 6.00%, 6/1/11                         780,405
        100        Minneapolis, Community Development
                   Agency, 7.35%, 12/1/09                        103,737
      1,250        Minneapolis, Community Development
                   Agency, 7.40%, 12/1/21                      1,301,062
      1,605        Minneapolis, Community Development
                   Agency, (AMT), 6.80%, 12/1/24               1,692,135
-------------------------------------------------------------------------
                                                             $ 5,024,210
-------------------------------------------------------------------------
Insured-Electric Utilities -- 11.3%
-------------------------------------------------------------------------
    $ 1,000        Northern Minnesota Municipal Power
                   Agency, (AMBAC), 4.75%, 1/1/20            $   942,740
      3,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 10/1/21              1,042,110

                       SEE NOTES TO FINANCIAL STATEMENTS

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insured-Electric Utilities (continued)
-------------------------------------------------------------------------
    $10,000        Southern Minnesota Municipal Power
                   Agency, (MBIA), 0.00%, 1/1/25             $ 2,770,100
        300        Southern Minnesota Municipal Power
                   Agency, (MBIA), (AMT), Variable Rate,
                   1/1/18(2)(3)(4)                               315,750
        510        Western Minnesota Municipal Power
                   Agency, (MBIA), 5.50%, 1/1/15                 510,235
-------------------------------------------------------------------------
                                                             $ 5,580,935
-------------------------------------------------------------------------
Insured-General Obligations -- 3.0%
-------------------------------------------------------------------------
    $ 1,330        St. Francis, Independent School District
                   No. 15, (FGIC), 6.35%, 2/1/12             $ 1,474,504
-------------------------------------------------------------------------
                                                             $ 1,474,504
-------------------------------------------------------------------------
Insured-Hospital -- 3.5%
-------------------------------------------------------------------------
    $   250        Minneapolis, (Fairview Hospital),
                   (MBIA), 6.50%, 1/1/11                     $   261,403
        450        Plymouth, (Westhealth), (FSA),
                   6.25%, 6/1/16                                 475,884
      1,000        St. Louis Park, (Care Institute),
                   (AMBAC), Variable Rate, 7/1/13(2)           1,015,000
-------------------------------------------------------------------------
                                                             $ 1,752,287
-------------------------------------------------------------------------
Insured-Housing -- 3.3%
-------------------------------------------------------------------------
    $ 1,500        SCA MFMR Receipts, Burnsville, (FSA),
                   7.10%, 1/1/30                             $ 1,614,960
-------------------------------------------------------------------------
                                                             $ 1,614,960
-------------------------------------------------------------------------
Insured-Transportation -- 2.9%
-------------------------------------------------------------------------
    $   500        Minneapolis and St. Paul Metropolitan
                   Apartments Commission Airport, (AMBAC),
                   5.00%, 1/1/30                             $   481,130
      1,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38               936,230
-------------------------------------------------------------------------
                                                             $ 1,417,360
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 0.7%
-------------------------------------------------------------------------
    $   350        Cambridge EDA, Public Lease,
                   6.25%, 2/1/14                             $   359,730
-------------------------------------------------------------------------
                                                             $   359,730
-------------------------------------------------------------------------
Miscellaneous -- 1.9%
-------------------------------------------------------------------------
    $ 1,000        Red Lake Band of Chippewa Indians,
                   (AMT), 6.25%, 8/1/13                      $   953,780
-------------------------------------------------------------------------
                                                             $   953,780
-------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Nursing Home -- 2.8%
-------------------------------------------------------------------------
    $ 1,000        Columbia Heights, Multifamily,
                   (Crestview Corp.), 6.00%, 3/1/33          $   825,990
        670        Minneapolis, (Walker Methodist Senior
                   Services), 6.00%, 11/15/28                    570,358
-------------------------------------------------------------------------
                                                             $ 1,396,348
-------------------------------------------------------------------------
Solid Waste -- 0.9%
-------------------------------------------------------------------------
    $   450        Anoka County, Solid Waste Disposal,
                   National Rural Utility, (AMT),
                   6.95%, 12/1/08                            $   461,327
-------------------------------------------------------------------------
                                                             $   461,327
-------------------------------------------------------------------------



Transportation -- 2.9%
-------------------------------------------------------------------------
    $ 1,500        Minneapolis and St. Paul, Metropolitan
                   Airport Commission, (AMT), 4.50%, 1/1/15  $ 1,436,265
-------------------------------------------------------------------------
                                                             $ 1,436,265
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.7%
   (identified cost $46,428,623)                             $48,485,146
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $ 1,137,516
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $49,622,662
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 26.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.0% to 12.3% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

(2)  Security has been issued as an inverse floater bond.

(3)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Assisted Living -- 2.8%
--------------------------------------------------------------------------
    $ 3,750        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/20         $  3,375,225
      3,480        New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                               3,738,077
--------------------------------------------------------------------------
                                                             $  7,113,302
--------------------------------------------------------------------------
Cogeneration -- 5.4%
--------------------------------------------------------------------------
    $ 1,725        New Jersey EDA, (Trigen Trenton), (AMT),
                   6.20%, 12/1/07                            $  1,707,646
      9,030        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                        9,266,676
      2,500        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.75%, 10/1/19        2,540,725
--------------------------------------------------------------------------
                                                             $ 13,515,047
--------------------------------------------------------------------------
Economic Development Revenue -- 0.9%
--------------------------------------------------------------------------
    $ 2,155        New Jersey EDA, RITES,
                   8.00%, 5/1/18(1)(2)                       $  2,160,991
--------------------------------------------------------------------------
                                                             $  2,160,991
--------------------------------------------------------------------------
Education -- 1.7%
--------------------------------------------------------------------------
    $ 8,800        New Jersey Higher Educational Student
                   Loan Bonds, (AMT), 0.00%, 7/1/10          $  4,269,496
--------------------------------------------------------------------------
                                                             $  4,269,496
--------------------------------------------------------------------------
Electric Utilities -- 1.9%
--------------------------------------------------------------------------
    $ 9,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                             $  3,956,130
      2,000        Puerto Rico Electric Power Authority,
                   0.00%, 7/1/17                                  879,140
--------------------------------------------------------------------------
                                                             $  4,835,270
--------------------------------------------------------------------------
Escrowed / Prerefunded -- 1.2%
--------------------------------------------------------------------------
    $ 2,925        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, Prerefunded to
                   12/01/08, (MBIA), 4.75%, 12/1/28          $  3,050,131
--------------------------------------------------------------------------
                                                             $  3,050,131
--------------------------------------------------------------------------
General Obligations -- 4.8%
--------------------------------------------------------------------------
    $ 8,000        Guam, 5.40%, 11/15/18                     $  7,667,600
      1,500        Hudson County Improvement Authority,
                   6.625%, 8/1/25                               1,588,785

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

General Obligations (continued)
--------------------------------------------------------------------------
    $ 3,000        Mercer County Improvement Authority,
                   0.00%, 4/1/10                             $  1,997,760
      1,500        Puerto Rico, 0.00%, 7/1/16                     710,100
--------------------------------------------------------------------------
                                                             $ 11,964,245
--------------------------------------------------------------------------
















Hospital -- 14.4%
--------------------------------------------------------------------------
    $ 3,750        Camden County, Improvement Authority,
                   (Cooper Health System), 6.00%, 2/15/27    $  2,547,150
      2,300        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Center), 6.80%, 7/1/11               2,424,016
      1,250        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.125%, 7/1/12                      1,031,587
      3,500        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/17                       2,757,720
      1,750        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 5.25%, 7/1/27                       1,281,070
      5,400        New Jersey Health Care Facilities
                   Financing Authority, (Capital Health
                   System), 6.00%, 7/1/27                       4,516,992
      3,375        New Jersey Health Care Facilities
                   Financing Authority, (Deborah Heart and
                   Lung Center), 6.30%, 7/1/23                  3,182,017
      1,755        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/34                                1,820,619
      2,700        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.00%, 1/1/25                                2,819,826
      2,000        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.75%, 7/1/31                                2,064,900
      1,300        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), 6.875%, 7/1/30         1,300,780
      1,000        New Jersey Health Care Facilities
                   Financing Authority, (Saint Peters
                   University Hospital), (AMT),
                   6.875%, 7/1/20                               1,005,070
      4,000        New Jersey Health Care Facilities
                   Financing Authority, (Southern Ocean
                   County Hospital), 6.25%, 7/1/23              3,718,120
      2,890        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Health Center), Variable Rate,
                   7/1/28(2)(3)                                 2,233,768
        850        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 6.00%, 7/1/20                       734,613
      2,500        New Jersey Health Care Facilities
                   Financing Authority, (Trinitas
                   Hospital), 7.50%, 7/1/30                     2,543,850
--------------------------------------------------------------------------
                                                             $ 35,982,098
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Housing -- 1.3%
--------------------------------------------------------------------------
    $ 1,000        Guam Housing Corp., Single Family,
                   (AMT), 5.75%, 9/1/31                      $  1,055,160
      2,650        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                                2,240,708
--------------------------------------------------------------------------
                                                             $  3,295,868
--------------------------------------------------------------------------
Industrial Development Revenue -- 15.8%
--------------------------------------------------------------------------
    $ 4,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 6.875%, 12/1/22(4)                $  4,103,680
      2,000        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess
                   Corp.), 7.875%, 6/1/22                       2,140,920
      7,500        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/29                        6,955,575
      4,500        New Jersey EDA, (Elizabethtown Water
                   Company), (AMT), 6.70%, 8/1/21               4,652,730
      3,000        New Jersey EDA, (Garden State Paper
                   Co.), 7.125%, 4/1/22                         3,181,230
      2,135        New Jersey EDA, (GATX Terminals Corp.),
                   7.30%, 9/1/19                                2,244,291
      3,500        New Jersey EDA, (Glimcher Properties
                   REIT), (AMT), 6.00%, 11/1/28                 3,035,515
      5,640        New Jersey EDA, (Holt Hauling),
                   8.95%, 12/15/18                              5,414,174
      1,500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                1,436,055
      2,250        New Jersey EDA, (Kapkowski Mall),
                   6.375%, 4/1/31                               2,180,993
      1,160        New Jersey EDA, (National Association of
                   Accountants), 7.65%, 7/1/09                  1,184,836
      2,000        New Jersey EDA, (The Seeing Eye, Inc.),
                   7.30%, 4/1/11                                2,048,240
        985        South Jersey Transportation Authority,
                   (Raytheon Aircraft), (AMT),
                   6.15%, 1/1/22                                  944,723
--------------------------------------------------------------------------
                                                             $ 39,522,962
--------------------------------------------------------------------------
Insured-Education -- 0.6%
--------------------------------------------------------------------------
    $ 1,525        New Brunswick, Housing Authority,
                   (Rutgers University), (FGIC),
                   4.625%, 7/1/24                            $  1,404,861
--------------------------------------------------------------------------
                                                             $  1,404,861
--------------------------------------------------------------------------
Insured-General Obligations -- 0.4%
--------------------------------------------------------------------------
    $ 1,000        Lafayette Yard, Community Development
                   Corporation, (Hotel and Conference
                   Center), (MBIA), 5.80%, 4/1/35            $  1,066,280
--------------------------------------------------------------------------
                                                             $  1,066,280
--------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Insured-Hospital -- 3.7%
--------------------------------------------------------------------------
    $ 4,250        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/19         $  1,689,673
      3,000        New Jersey EDA, (Hillcrest Health
                   Services), (AMBAC), 0.00%, 1/1/21            1,063,560
     10,620        New Jersey EDA, (St. Barnabas Medical
                   Center), (MBIA), 0.00%, 7/1/26               2,778,935
      6,000        New Jersey Health Care Facilities
                   Financing Authority, (St. Barnabas
                   Medical Center), (MBIA), 0.00%, 7/1/23       1,843,980
      2,050        New Jersey Health Care Facilities
                   Financing Authority, (Virtua Health),
                   (FSA), 4.50%, 7/1/28                         1,822,881
--------------------------------------------------------------------------
                                                             $  9,199,029
--------------------------------------------------------------------------






Insured-Industrial Development Revenue -- 2.9%
--------------------------------------------------------------------------
    $ 5,500        Delaware River Port Authority, (FSA),
                   5.75%, 1/1/26                             $  5,819,935
      1,600        New Jersey EDA, (Educational Testing
                   Service), (MBIA), 4.75%, 5/15/25             1,497,440
--------------------------------------------------------------------------
                                                             $  7,317,375
--------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.1%
--------------------------------------------------------------------------
    $ 2,500        Hudson County Improvement Authority,
                   Secondary Yield Curve Notes, (FGIC),
                   Variable Rate, 12/1/25(1)(2)              $  2,805,375
--------------------------------------------------------------------------
                                                             $  2,805,375
--------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.1%
--------------------------------------------------------------------------
    $ 3,555        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 9/1/20          $  3,285,140
      5,000        New Jersey Sports and Exposition
                   Authority, (MBIA), 4.50%, 3/1/24             4,526,900
--------------------------------------------------------------------------
                                                             $  7,812,040
--------------------------------------------------------------------------
Insured-Transportation -- 5.5%
--------------------------------------------------------------------------
    $ 2,000        New Jersey Turnpike Authority, (MBIA),
                   6.50%, 1/1/16                             $  2,369,500
      5,000        New Jersey Turnpike Authority, RITES,
                   (MBIA), Variable Rate, 1/1/16(1)             6,847,300
      5,000        Puerto Rico Highway and Transportation
                   Authority, (FSA), 4.75%, 7/1/38              4,681,150
--------------------------------------------------------------------------
                                                            $ 13,897,950
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Insured-Water and Sewer -- 1.9%
--------------------------------------------------------------------------
    $ 2,500        Middlesex County, Utilities Authority,
                   (MBIA), 6.25%, 8/15/10                    $  2,822,350
      2,075        Mount Holly, Municipal Utilities
                   Authority, Sewer Revenue, (MBIA),
                   4.75%, 12/1/28                               1,925,102
--------------------------------------------------------------------------
                                                             $  4,747,452
--------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 3.2%
--------------------------------------------------------------------------
    $   720        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/14                $    969,278
        785        Atlantic County, Public Facilities Lease
                   Agreement, 8.875%, 1/15/15                   1,058,926
      2,591        New Jersey Building Authority, (Garden
                   State Savings Bonds), 0.00%, 6/15/10         1,709,749
      1,650        New Jersey EDA, (Economic Recovery),
                   0.00%, 9/15/09                               1,135,167
      5,500        New Jersey EDA, (Economic Recovery),
                   0.00%, 3/15/13                               3,093,090
--------------------------------------------------------------------------
                                                             $  7,966,210
--------------------------------------------------------------------------
Nursing Home -- 1.5%
--------------------------------------------------------------------------
    $ 1,350        New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22              $  1,425,465
      2,250        New Jersey EDA, (Victoria Health Corp.),
                   7.65%, 1/1/14                                2,312,550
--------------------------------------------------------------------------
                                                             $  3,738,015
--------------------------------------------------------------------------
Senior Living / Life Care -- 0.5%
--------------------------------------------------------------------------
    $ 1,430        New Jersey EDA, (Hudson County
                   Occupational Center), 6.50%, 7/1/18       $  1,282,524
--------------------------------------------------------------------------
                                                             $  1,282,524
--------------------------------------------------------------------------
Special Tax Revenue -- 2.4%
--------------------------------------------------------------------------
    $ 3,775        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 7/1/28(1)(2)    $  3,696,858
      2,000        Puerto Rico Infrastructure Financing
                   Authority, Variable Rate, 10/1/34(3)(2)      2,235,680
--------------------------------------------------------------------------
                                                             $  5,932,538
--------------------------------------------------------------------------
Transportation -- 19.2%
--------------------------------------------------------------------------
    $ 1,310        New Jersey EDA, (American Airlines
                   Inc.), (AMT), 7.10%, 11/1/31              $  1,342,540
      1,500        New Jersey Highway Authority, (Garden
                   State Parkway), 5.625%, 1/1/30               1,571,400

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Transportation (continued)
--------------------------------------------------------------------------
    $ 3,500        New Jersey Transportation Trust Fund
                   Authority, Residual Certificates,
                   Variable Rate, 6/15/17(1)(2)              $  3,554,355
      5,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                       5,192,200
     19,000        Port Authority of New York and New
                   Jersey, 6.125%, 6/1/24                      21,399,700
     14,650        Puerto Rico Highway and Transportation
                   Authority, 5.50%, 7/1/36                    15,187,069
--------------------------------------------------------------------------
                                                             $ 48,247,264
--------------------------------------------------------------------------
Water and Sewer -- 2.2%
--------------------------------------------------------------------------
    $ 6,000        New Jersey EDA, (Atlantic City Sewer),
                   (AMT), 5.45%, 4/1/28                      $  5,514,060
         80        New Jersey Wastewater Treatment Trust,
                   6.875%, 6/15/09                                 81,794
         20        New Jersey Wastewater Treatment Trust,
                   7.00%, 6/15/10                                  20,450
--------------------------------------------------------------------------
                                                             $  5,616,304
--------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.4%
   (identified cost $236,059,329)                            $246,742,627
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.6%                       $  3,957,472
--------------------------------------------------------------------------
Net Assets -- 100.0%                                         $250,700,099
--------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 20.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.1% to 13.0% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)  Security has been issued as a leveraged inverse floater bond.
(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Assisted Living -- 4.6%
--------------------------------------------------------------------------
    $ 5,000        Chester IDA, (Senior Life Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25          $  5,280,250
      2,610        Chester IDA, (Senior Life Choice of
                   Paoli, L.P.), (AMT), 8.05%, 1/1/24           2,690,205
      2,565        Delaware IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                               2,745,858
--------------------------------------------------------------------------
                                                             $ 10,716,313
--------------------------------------------------------------------------
Certificates of Participation -- 0.8%
--------------------------------------------------------------------------
    $ 2,000        Cliff House Trust, (AMT), 6.625%, 6/1/27  $  1,814,780
--------------------------------------------------------------------------
                                                             $  1,814,780
--------------------------------------------------------------------------
Cogeneration -- 2.1%
--------------------------------------------------------------------------
    $ 5,000        Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13         $  4,898,400
--------------------------------------------------------------------------
                                                             $  4,898,400
--------------------------------------------------------------------------
Education -- 4.7%
--------------------------------------------------------------------------
    $ 1,100        Lehigh County General Purpose Authority,
                   (Cedar Crest College), 6.70%, 4/1/26      $  1,126,653
      3,000        Pennsylvania Higher Education Facilities
                   Authority, (Delaware Valley College of
                   Science and Agriculture),
                   5.35%, 4/15/28                               2,615,940
      1,800        Pennsylvania Higher Education Facilities
                   Authority, (Geneva College),
                   5.375%, 4/1/23                               1,602,378
      1,500        Pennsylvania Higher Educational
                   Facilities Authority, (University of
                   Pennsylvania), 4.625%, 7/15/30               1,328,085
      4,225        Scranton-Lackawanna Health & Welfare
                   Authority, (University of Scranton),
                   6.40%, 3/1/07                                4,421,800
--------------------------------------------------------------------------
                                                             $ 11,094,856
--------------------------------------------------------------------------
Escrowed / Prerefunded -- 11.0%
--------------------------------------------------------------------------
    $ 5,600        Berks County, (FGIC), Partially
                   Prerefunded to 12/01/02, Variable Rate,
                   11/10/20(1)(2)                            $  6,384,000
      7,500        Keystone Oaks School District, (AMBAC),
                   Prerefunded to 9/1/02, Variable Rate,
                   9/1/16(1)                                    8,240,625
      5,000        Philadelphia HEFA, (Pennsylvania
                   Hospital), (FGIC), Prerefunded to
                   2/15/04, Variable Rate, 3/6/12(1)            5,200,000
      4,845        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/19                               1,860,480
      5,400        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                               1,954,314

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------
    $ 5,780        Westmoreland Municipal Authority,
                   (FGIC), Escrowed to Maturity,
                   0.00%, 8/15/20                            $  2,091,840
--------------------------------------------------------------------------
                                                             $ 25,731,259
--------------------------------------------------------------------------
General Obligations -- 1.7%
--------------------------------------------------------------------------
    $ 3,000        Dauphin County, 6.90%, 6/1/26             $  3,112,530
      1,000        Puerto Rico, 4.75%, 7/1/23                     932,650
--------------------------------------------------------------------------
                                                             $  4,045,180
--------------------------------------------------------------------------



Health Care -- 0.2%
--------------------------------------------------------------------------
    $   500        Montgomery County Higher Education and
                   Health Authority, (Faulkeways at
                   Gwynedd), 6.75%, 11/15/24                 $    491,855
--------------------------------------------------------------------------
                                                             $    491,855
--------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.5%
--------------------------------------------------------------------------
    $ 3,500        Chester County HEFA, (Devereux
                   Foundation), 6.00%, 11/1/29               $  3,436,125
--------------------------------------------------------------------------
                                                             $  3,436,125
--------------------------------------------------------------------------
Hospital -- 9.5%
--------------------------------------------------------------------------
    $ 5,330        Allegheny County HDA, (St. Francis
                   Medical Center), 5.75%, 5/15/27           $  3,669,865
      2,000        Allegheny County HDA, (Villa St.
                   Joseph), 6.00%, 8/15/28                      1,634,800
      1,275        Allegheny County HDA, (West Penn
                   Allegheny Health), 9.25%, 11/15/15           1,261,561
      2,135        Allegheny County IDA, (Presbyterian
                   Medical Center), 6.75%, 2/1/26               2,295,765
        250        Chester County HEFA, (Chester County
                   Hospital), 6.75%, 7/1/31                       247,495
      1,150        Horizon Hospital Systems Authority,
                   (Horizon Hospital Systems, Inc.),
                   6.35%, 5/15/26                               1,028,226
      2,670        Indiana County Hospital Authority,
                   (Indiana Hospital), 7.125%, 7/1/23           2,756,481
      1,375        Montgomery Hospital Authority,
                   (Montgomery Hospital Medical Center),
                   6.60%, 7/1/10                                1,363,519
      3,774        Philadelphia HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(3)                     264,169
      4,773        Philadelphia HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(3)                      334,144

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Hospital (continued)
--------------------------------------------------------------------------
    $ 7,000        Washington County Hospital Authority,
                   (Monongahela Valley Hospital),
                   6.75%, 12/1/08                            $  7,339,920
--------------------------------------------------------------------------
                                                             $ 22,195,945
--------------------------------------------------------------------------
Housing -- 1.4%
--------------------------------------------------------------------------
    $ 3,000        Pittsburgh Urban Redevelopment
                   Authority, (AMT), 7.10%, 4/1/24           $  3,167,340
--------------------------------------------------------------------------
                                                             $  3,167,340
--------------------------------------------------------------------------
Industrial Development Revenue -- 14.6%
--------------------------------------------------------------------------
    $ 6,450        Butler County IDA, (Witco Corp.),
                   5.85%, 12/1/23                            $  6,146,076
      2,000        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                     2,058,140
      1,005        Clearfield County IDA, (KMart Corp.),
                   6.80%, 5/15/07                               1,019,924
      4,000        Franklin County IDA, (Corning, Inc.),
                   6.25%, 8/1/05                                4,387,120
      3,000        New Morgan IDA, (New Morgan Landfill),
                   (AMT), 6.50%, 4/1/19                         2,870,460
      5,500        Pennsylvania EDA, (Colver), (AMT),
                   7.125%, 12/1/15                              5,645,255
      4,450        Pennsylvania IDA, (Sun Company), (AMT),
                   7.60%, 12/1/24                               4,761,010
      6,500        Philadelphia IDA, (Refrigerated
                   Enterprises), (AMT), 9.05%, 12/1/19          6,240,390
      1,105        Shamokin IDA, (Kmart Corp.),
                   6.70%, 7/1/07                                1,115,630
--------------------------------------------------------------------------
                                                             $ 34,244,005
--------------------------------------------------------------------------
Insured-Education -- 1.9%
--------------------------------------------------------------------------
    $ 3,000        Delaware County, (Villanova University),
                   (MBIA), 5.00%, 12/1/28                    $  2,872,080
      1,805        Northeastern Pennsylvania HEFA, (Wyoming
                   Seminary), (MBIA), 4.75%, 10/1/28            1,646,268
--------------------------------------------------------------------------
                                                             $  4,518,348
--------------------------------------------------------------------------
Insured-Electric Utilities -- 8.8%
--------------------------------------------------------------------------
    $ 3,500        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.00%, 6/1/21                             $  3,609,760
     10,000        Beaver IDA, (Ohio Edison Co.), (FGIC),
                   7.05%, 10/1/20                              11,312,500
      1,665        Puerto Rico Electric Power Authority,
                   (MBIA), Variable Rate, 7/1/29(1)             1,712,674
      3,800        Puerto Rico Electric Power Authority,
                   STRIPES, (FSA), Variable Rate, 7/1/02(1)     4,004,250
--------------------------------------------------------------------------
                                                             $ 20,639,184
--------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Insured-General Obligations -- 14.0%
--------------------------------------------------------------------------
    $ 3,000        Butler School District, (FGIC),
                   4.75%, 10/1/22                            $  2,794,170
      1,000        Butler School District, (FGIC),
                   5.00%, 10/1/26                                 961,500
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/20                          770,198
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/21                          724,671
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/22                          682,747
      2,170        Elizabeth Forward School District,
                   (MBIA), 0.00%, 9/1/23                          645,727
      2,500        Erie School District, (MBIA),
                   0.00%, 5/1/19                                  974,425
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/20                                  964,399
      2,625        Erie School District, (MBIA),
                   0.00%, 5/1/21                                  910,114
      3,625        Erie School District, (MBIA),
                   0.00%, 5/1/22                                1,185,375
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/28                        242,735
      1,075        Greater Nanticoke Area School District,
                   (MBIA), 0.00%, 10/15/29                        229,975
      2,365        Harrisburg, (AMBAC), 0.00%, 3/15/17          1,033,694
      5,175        Hazelton School District, (FGIC),
                   0.00%, 3/1/21                                1,774,870
      1,000        Hopewell School District, (FSA),
                   0.00%, 9/1/22                                  314,630
      2,000        Hopewell School District, (FSA),
                   0.00%, 9/1/26                                  501,600
      1,935        Lancaster, (FGIC), 4.50%, 5/1/28             1,698,853
      1,430        Mars Area School District, (MBIA),
                   0.00%, 3/1/14                                  754,225
      1,000        McGuffey School District, (AMBAC),
                   4.75%, 8/1/28                                  911,300
      1,400        Penn Manor School District, (FGIC),
                   5.20%, 6/1/16                                1,488,536
      1,000        Philadelphia School District, (MBIA),
                   4.50%, 4/1/23                                  889,750
      3,650        Philadelphia School District, (MBIA),
                   4.75%, 4/1/27                                3,345,627
      2,530        Philadelphia, (FSA), 5.00%, 3/15/28          2,425,865
        655        Rochester Area School District, (AMBAC),
                   0.00%, 5/1/10                                  432,608
      4,000        Spring Ford School District, (FGIC),
                   4.75%, 3/1/25                                3,685,640
      1,400        Upper Darby School District, (AMBAC),
                   5.00%, 5/1/19                                1,385,188
      1,000        Venango County, (AMBAC), 6.30%, 12/1/19      1,043,640
--------------------------------------------------------------------------
                                                             $ 32,772,062
--------------------------------------------------------------------------
Insured-Hospital -- 7.0%
--------------------------------------------------------------------------
    $ 3,750        Allegheny County Hospital Authority,
                   (Magee-Womens Hospital), (FGIC),
                   0.00%, 10/1/15                            $  1,783,988
      2,500        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.00%, 8/15/08                               2,581,225
      1,400        Armstrong County Hospital Authority,
                   (Saint Francis Health Care), (AMBAC),
                   6.25%, 6/1/13                                1,472,226

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------

Insured-Hospital (continued)
--------------------------------------------------------------------------
    $ 1,700        Dauphin County Hospital Authority,
                   (Pinnacle Health System), (MBIA),
                   5.00%, 8/15/27                            $  1,605,565
      3,000        Delaware County Hospital Authority,
                   (Riddle Memorial Hospital), (FSA),
                   5.00%, 1/1/28                                2,823,300
      1,250        Montgomery County HEFA, (Pottstown
                   Healthcare Corp.), (FSA), 5.00%, 1/1/27      1,179,788
      4,000        Pennsylvania Higher Educational
                   Facilities Authority, (UPMC Health
                   System), (FSA), 5.00%, 8/1/29                3,758,640
      1,250        Sharon Health System Authority, (Sharon
                   Regional Health System), (MBIA),
                   5.00%, 12/1/28                               1,174,225
--------------------------------------------------------------------------
                                                             $ 16,378,957
--------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
--------------------------------------------------------------------------
    $ 2,500        Pennsylvania Turnpike Commission Oil
                   Franchise, (AMBAC), Variable Rate,
                   12/1/27(1)(4)                             $  2,092,225
--------------------------------------------------------------------------
                                                             $  2,092,225
--------------------------------------------------------------------------
Insured-Water and Sewer -- 2.9%
--------------------------------------------------------------------------
    $ 1,750        Lower Moreland Township Authority, Sewer
                   Revenue, (FSA), 5.00%, 8/1/29             $  1,674,488
      1,000        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 6/15/12(1)            1,116,250
      1,500        Philadelphia Water and Wastewater,
                   (FGIC), Variable Rate, 6/15/12(1)            1,610,625
      2,490        Pittsburgh Water and Sewer Authority,
                   (FGIC), 4.75%, 9/1/16                        2,432,282
--------------------------------------------------------------------------
                                                             $  6,833,645
--------------------------------------------------------------------------
Nursing Home -- 4.4%
--------------------------------------------------------------------------
    $ 1,230        Chartiers Valley IDA, (Beverly
                   Enterprises, Inc.), 5.375%, 6/1/07        $  1,170,972
        190        Clarion County, IDA, (Beverly
                   Enterprises, Inc.), 5.50%, 5/1/03              186,061
      1,700        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.25%, 8/15/29                               1,543,362
      1,510        Green County, IDA, (Beverly Enterprises,
                   Inc.), 5.75%, 3/1/13                         1,308,777
      3,405        Montgomery IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                               3,505,618
      1,100        Philadelphia HEFA, (The Philadelphia
                   Protestant Home), 6.50%, 7/1/27                985,754
      1,405        Westmoreland County IDA, (Highland
                   Health Systems, Inc.), 9.25%, 6/1/22         1,481,966
--------------------------------------------------------------------------
                                                             $ 10,182,510
--------------------------------------------------------------------------

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
--------------------------------------------------------------------------
Senior Living / Life Care -- 3.6%
--------------------------------------------------------------------------
    $ 4,050        Delaware County, (White Horse Village),
                   7.50%, 7/1/18                             $  4,148,820
      2,000        Grove City, Area Hospital Authority,
                   (Grove Manor), 6.625%, 8/15/29               1,898,380
      3,060        Hazelton Health Service Authority,
                   (Hazelton General Hospital),
                   5.50%, 7/1/27                                2,457,914
--------------------------------------------------------------------------
                                                             $  8,505,114
--------------------------------------------------------------------------








Transportation -- 0.8%
--------------------------------------------------------------------------
    $ 1,000        Erie Municipal Airport Authority, (AMT),
                   5.875%, 7/1/16                            $    957,450
        865        Puerto Rico Highway and Transportation
                   Authority, Variable Rate, 7/1/26(4)(5)         938,785
--------------------------------------------------------------------------
                                                             $  1,896,235
--------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.4%
   (identified cost $225,608,170)                            $225,654,338
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.6%                       $  8,472,520
--------------------------------------------------------------------------
Net Assets -- 100.0%                                         $234,126,858
--------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 48.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.4% to 22.9% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Non-income producing security.

(4)  Security exempt from registration  under Rule 144A of the Securities Act of
     1933.  These   securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers.

(5)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Assisted Living -- 3.7%
-------------------------------------------------------------------------
     $  345        Bell County, Health Facilities, (Care
                   Institute, Inc.), 9.00%, 11/1/24          $   373,024
-------------------------------------------------------------------------
                                                             $   373,024
-------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.2%
-------------------------------------------------------------------------
     $  200        Bexar County, Health Facilities, (St.
                   Luke's Lutheran), Escrowed to Maturity,
                   7.00%, 5/1/21                             $   247,760
        150        Texas National Research Lab Super
                   Collider, Escrowed to Maturity,
                   6.95%, 12/1/12                                179,763
-------------------------------------------------------------------------
                                                             $   427,523
-------------------------------------------------------------------------
General Obligations -- 27.8%
-------------------------------------------------------------------------
     $1,000        Bastrop Independent School District,
                   (PSF), 0.00%, 2/15/13                     $   558,990
      1,500        GrapeVine-Colleyville Independent School
                   District, (PSF), 0.00%, 8/15/25               397,095
        100        Houston, Independent School District,
                   (PSF), 4.75%, 2/15/26                          91,708
        200        Katy Independent School District,
                   4.75%, 2/15/27                                183,002
        500        Leander, 6.75%, 8/15/16                       565,725
        690        Texas Veterans' Housing Assistance U.T.,
                   (AMT), 6.70%, 12/1/24                         717,110
        275        Texas Veterans' Housing Assistance U.T.,
                   (AMT), 6.80%, 12/1/23                         287,917
-------------------------------------------------------------------------
                                                             $ 2,801,547
-------------------------------------------------------------------------
Hospital -- 10.2%
-------------------------------------------------------------------------
     $  185        Bell County, (Heritage Oaks Healthcare),
                   6.70%, 6/1/29                             $   151,001
        330        Denison Hospital Authority, (Texoma
                   Medical Center), 7.10%, 8/15/04               316,196
        500        Tarrant County, (Methodist Health
                   System), 6.00%, 9/1/24                        556,525
-------------------------------------------------------------------------
                                                             $ 1,023,722
-------------------------------------------------------------------------
Housing -- 12.9%
-------------------------------------------------------------------------
     $  250        Texas Department of Housing and
                   Community Affairs, (Meadow Ridge
                   Apartments), (AMT), 5.55%, 8/1/30         $   246,152
        500        Texas Department of Housing and
                   Community Affairs, (NHP
                   Foundation-Asmara), 6.40%, 1/1/27             515,280

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Housing (continued)
-------------------------------------------------------------------------
     $  515        Travis County, HFC, (GNMA) (FNMA),
                   7.05%, 12/1/25                            $   534,235
-------------------------------------------------------------------------
                                                             $ 1,295,667
-------------------------------------------------------------------------
Industrial Development Revenue -- 7.9%
-------------------------------------------------------------------------
     $  250        Abia Dev. Corp., (Austin Cargoport),
                   9.25%, 10/1/21                            $   275,437
        500        Trinity River Authority, (Texas
                   Instruments), (AMT), 6.20%, 3/1/20            523,765
-------------------------------------------------------------------------
                                                             $   799,202
-------------------------------------------------------------------------
Insured-Electric Utilities -- 3.0%
-------------------------------------------------------------------------
     $  500        Lower Colorado River Authority Junior
                   Lien, (FGIC), 0.00%, 1/1/12               $   300,785
-------------------------------------------------------------------------
                                                             $   300,785
-------------------------------------------------------------------------
Insured-Hospital -- 10.7%
-------------------------------------------------------------------------
     $  500        Harris County, HFC, (Hermann Hospital),
                   (MBIA), 6.375%, 10/1/24                   $   548,725
        500        Tyler County, HFC, (Mother Frances
                   Hospital), (FGIC), 6.50%, 7/1/22              525,955
-------------------------------------------------------------------------
                                                             $ 1,074,680
-------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.9%
-------------------------------------------------------------------------
     $  500        St. Louis, MO, IDA, (Convention Center
                   Hotel), (AMBAC), 0.00%, 7/15/19           $   188,710
-------------------------------------------------------------------------
                                                             $   188,710
-------------------------------------------------------------------------
Insured-Special Tax Revenue -- 3.4%
-------------------------------------------------------------------------
     $  350        Puerto Rico Infrastructure Financing
                   Authority, (AMBAC), Variable Rate,
                   7/1/28(1)                                 $   339,133
-------------------------------------------------------------------------
                                                             $   339,133
-------------------------------------------------------------------------
Insured-Transportation -- 2.1%
-------------------------------------------------------------------------
     $  220        Houston Airport System Revenue, (FGIC),
                   5.125%, 7/1/22                            $   216,896
-------------------------------------------------------------------------
                                                             $   216,896
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TEXAS MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Insured-Water and Sewer -- 4.0%
-------------------------------------------------------------------------
     $1,000        San Francisco, CA, City and County
                   Public Utilities Commission, (MBIA),
                   0.00%, 11/1/18                            $   402,390
-------------------------------------------------------------------------
                                                             $   402,390
-------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.7%
-------------------------------------------------------------------------
     $  250        Rio Grande, Independent School District
                   Lease, 6.75%, 7/15/10                     $   268,378
-------------------------------------------------------------------------
                                                             $   268,378
-------------------------------------------------------------------------
Utilities - Electrical and Gas -- 4.5%
-------------------------------------------------------------------------
     $  500        San Antonio, Electric and Natural Gas
                   Revenue, 4.50%, 2/1/21                    $   451,325
-------------------------------------------------------------------------
                                                             $   451,325
-------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.0%
   (identified cost $9,316,728)                              $ 9,962,982
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.0%                       $   101,764
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $10,064,746
-------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Texas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2001, 25.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 5.3% to 10.5% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $67,486,459        $28,993,979          $125,293,900          $77,524,544
   Unrealized appreciation           3,721,661            606,446             5,923,527            5,473,611
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $71,208,120        $29,600,425          $131,217,427          $82,998,155
-----------------------------------------------------------------------------------------------------------------
Cash                               $ 1,446,027        $   563,233          $  2,158,327          $   319,800
Receivable for investments sold             --            518,523               976,667                   --
Interest receivable                    616,757            369,019             1,278,696            1,129,128
Prepaid expenses                           589                228                 1,056                  686
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $73,271,493        $31,051,428          $135,632,173          $84,447,769
-----------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Payable for investments purchased  $   849,388        $        --          $         --          $        --
Payable for daily variation
   margin on open financial
   futures contracts                    10,687              1,294                 5,500                3,558
Payable to affiliate for
   Trustees' fees                           40                536                 2,649                   66
Accrued expenses                        19,453              7,168                12,344               21,751
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $   879,568        $     8,998          $     20,493          $    25,375
-----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
 INTEREST IN PORTFOLIO             $72,391,925        $31,042,430          $135,611,680          $84,422,394
-----------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals   $68,716,497        $30,437,278          $129,693,652          $78,952,342
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  3,675,428            605,152             5,918,028            5,470,052
-----------------------------------------------------------------------------------------------------------------
TOTAL                              $72,391,925        $31,042,430          $135,611,680          $84,422,394
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2001

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                  $46,428,623          $236,059,329           $225,608,170         $ 9,316,728
   Unrealized appreciation            2,056,523            10,683,298                 46,168             646,254
-------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE               $48,485,146          $246,742,627           $225,654,338         $ 9,962,982
-------------------------------------------------------------------------------------------------------------------
Cash                                $   967,364          $    172,894           $  7,198,531         $        --
Receivable for investments sold              --             1,072,252                 35,000                  --
Interest receivable                     680,363             2,813,083              3,054,168             136,640
Prepaid expenses                            391                 3,506                  1,907                  97
-------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $50,133,264          $250,804,362           $235,943,944         $10,099,719
-------------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------------
Payable for investments purchased   $   492,340          $         --           $  1,734,537         $        --
Payable for daily variation
   margin on open financial
   futures contracts                      8,312                71,250                 32,656                  --
Due to bank                                  --                    --                     --              26,761
Payable to affiliate for
   Trustees' fees                           567                 4,149                  7,652                  --
Accrued expenses                          9,383                28,864                 42,241               8,212
-------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                   $   510,602          $    104,263           $  1,817,086         $    34,973
-------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
 INTEREST IN PORTFOLIO              $49,622,662          $250,700,099           $234,126,858         $10,064,746
-------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals    $47,567,098          $240,025,021           $234,221,528         $ 9,418,492
Net unrealized appreciation
   (depreciation) (computed on
   the basis of identified cost)      2,055,564            10,675,078                (94,670)            646,254
-------------------------------------------------------------------------------------------------------------------
TOTAL                               $49,622,662          $250,700,099           $234,126,858         $10,064,746
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------
Interest                           $2,159,988          $  910,267           $3,891,060            $2,550,556
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $2,159,988          $  910,267           $3,891,060            $2,550,556
-----------------------------------------------------------------------------------------------------------------

EXPENSES
-----------------------------------------------------------------------------------------------------------------
Investment adviser fee             $  126,112          $   32,857           $  268,886            $  156,234
Trustees fees and expenses              3,953               1,607                7,948                 4,080
Legal and accounting services          12,224              19,111               25,343                12,489
Custodian fee                          20,689              13,161               36,007                26,251
Miscellaneous                           6,429               4,340                7,566                 7,444
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                     $  169,407          $   71,076           $  345,750            $  206,498
-----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    7,305          $    6,615           $   17,073            $    5,104
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    7,305          $    6,615           $   17,073            $    5,104
-----------------------------------------------------------------------------------------------------------------

NET EXPENSES                       $  162,102          $   64,461           $  328,677            $  201,394
-----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $1,997,886          $  845,806           $3,562,383            $2,349,162
-----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $ (117,728)         $  (70,708)          $   47,444            $   43,338
   Financial futures contracts        (94,221)               (754)              (3,205)                4,870
   Options                                 --              (5,790)             (23,932)              (15,440)
-----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)           $ (211,949)         $  (77,252)          $   20,307            $   32,768
-----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
 (depreciation) --
   Investments (identified cost
    basis)                         $2,872,170          $1,268,410           $5,142,272            $4,098,139
   Financial futures contracts        (44,446)             (2,372)             (10,085)               (5,177)
-----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $2,827,724          $1,266,038           $5,132,187            $4,092,962
-----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN   $2,615,775          $1,188,786           $5,152,494            $4,125,730
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                      $4,613,661          $2,034,592           $8,714,877            $6,474,892
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

                                MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------
Interest                            $1,497,075           $ 7,801,296            $ 7,688,280           $307,669
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME             $1,497,075           $ 7,801,296            $ 7,688,280           $307,669
-------------------------------------------------------------------------------------------------------------------

EXPENSES
-------------------------------------------------------------------------------------------------------------------
Investment adviser fee              $   69,857           $   556,836            $   532,622           $  8,126
Trustees fees and expenses               1,560                12,448                 15,951                 87
Legal and accounting services           20,798                41,051                 17,974             22,140
Custodian fee                           18,284                66,707                 68,391              4,885
Miscellaneous                            4,739                13,584                 12,028              3,255
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      $  115,238           $   690,626            $   646,966           $ 38,493
-------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee       $   10,229           $    13,165            $    34,647           $  2,067
-------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS            $   10,229           $    13,165            $    34,647           $  2,067
-------------------------------------------------------------------------------------------------------------------

NET EXPENSES                        $  105,009           $   677,461            $   612,319           $ 36,426
-------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME               $1,392,066           $ 7,123,835            $ 7,075,961           $271,243
-------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)       $  310,892           $  (208,669)           $  (873,514)          $  2,322
   Financial futures contracts        (135,277)           (1,159,521)              (296,585)                --
-------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)            $  175,615           $(1,368,190)           $(1,170,099)          $  2,322
-------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified
      cost basis)                   $1,292,727           $10,278,077            $ 8,811,730           $410,986
   Financial futures contracts          46,864               401,691               (140,838)                --
-------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)      $1,339,591           $10,679,768            $ 8,670,892           $410,986
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN    $1,515,206           $ 9,311,578            $ 7,500,793           $413,308
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $2,907,272           $16,435,413            $14,576,754           $684,551
-------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $ 1,997,886        $   845,806          $  3,562,383          $ 2,349,162
   Net realized gain (loss)              (211,949)           (77,252)               20,307               32,768
   Net change in unrealized
      appreciation (depreciation)       2,827,724          1,266,038             5,132,187            4,092,962
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $ 4,613,661        $ 2,034,592          $  8,714,877          $ 6,474,892
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $ 3,161,766        $ 1,741,984          $  5,271,085          $(9,047,944)
   Withdrawals                         (9,007,505)        (3,353,823)          (11,510,937)           1,418,978
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(5,845,739)       $(1,611,839)         $ (6,239,852)         $(7,628,966)
--------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS $(1,232,078)       $   422,753          $  2,475,025          $(1,154,074)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of period                $73,624,003        $30,619,677          $133,136,655          $85,576,468
--------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                      $72,391,925        $31,042,430          $135,611,680          $84,422,394
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2001

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income               $ 1,392,066          $  7,123,835           $  7,075,961         $   271,243
   Net realized gain (loss)                175,615            (1,368,190)            (1,170,099)              2,322
   Net change in unrealized
      appreciation (depreciation)        1,339,591            10,679,768              8,670,892             410,986
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                          $ 2,907,272          $ 16,435,413           $ 14,576,754         $   684,551
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                       $ 1,901,934          $  8,649,472           $  6,318,078         $   656,277
   Withdrawals                          (4,034,432)          (22,784,303)           (24,460,137)         (2,286,502)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                $(2,132,498)         $(14,134,831)          $(18,142,059)        $(1,630,225)
----------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS  $   774,774          $  2,300,582           $ (3,565,305)        $  (945,674)
----------------------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------
At beginning of period                 $48,847,888          $248,399,517           $237,692,163         $11,010,420
----------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                       $49,622,662          $250,700,099           $234,126,858         $10,064,746
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  ARIZONA PORTFOLIO  COLORADO PORTFOLIO  CONNECTICUT PORTFOLIO  MICHIGAN PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income             $  4,530,839        $  1,941,120         $  7,793,708          $  5,287,451
   Net realized loss                     (529,246)             (8,511)            (390,165)           (1,636,303)
   Net change in unrealized
      appreciation (depreciation)      (3,319,219)         (1,668,362)          (4,803,569)           (2,819,976)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                        $    682,374        $    264,247         $  2,599,974          $    831,172
--------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                     $  5,242,737        $  2,519,178         $  9,001,578          $  4,120,260
   Withdrawals                        (26,634,396)        (10,037,815)         (36,358,485)          (28,838,316)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS              $(21,391,659)       $ (7,518,637)        $(27,356,907)         $(24,718,056)
--------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS           $(20,709,285)       $ (7,254,390)        $(24,756,933)         $(23,886,884)
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------
At beginning of year                 $ 94,333,288        $ 37,874,067         $157,893,588          $109,463,352
--------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                       $ 73,624,003        $ 30,619,677         $133,136,655          $ 85,576,468
--------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED JULY 31, 2000

INCREASE (DECREASE) IN NET ASSETS  MINNESOTA PORTFOLIO  NEW JERSEY PORTFOLIO  PENNSYLVANIA PORTFOLIO  TEXAS PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income              $  3,057,105          $ 15,756,651           $ 15,818,171         $   756,497
   Net realized gain (loss)               (608,358)              (17,320)               222,468            (291,804)
   Net change in unrealized
      appreciation (depreciation)       (2,012,902)          (13,757,183)           (15,721,959)           (374,388)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                         $    435,845          $  1,982,148           $    318,680         $    90,305
----------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                      $  3,948,681          $ 12,359,592           $  9,874,314         $   526,482
   Withdrawals                         (15,929,506)          (75,275,630)           (87,374,122)         (5,371,519)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS               $(11,980,825)         $(62,916,038)          $(77,499,808)        $(4,845,037)
----------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS            $(11,544,980)         $(60,933,890)          $(77,181,128)        $(4,754,732)
----------------------------------------------------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------------------------------------------------
At beginning of year                  $ 60,392,868          $309,333,407           $314,873,291         $15,765,152
----------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                        $ 48,847,888          $248,399,517           $237,692,163         $11,010,420
----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 ARIZONA PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -----------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998         1997         1996
------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.46%(1)        0.52%       0.49%        0.50%        0.50%        0.51%
   Expenses after custodian
      fee reduction                      0.44%(1)        0.51%       0.48%        0.48%        0.49%        0.50%
   Net investment income                 5.45%(1)        5.67%       5.21%        5.27%        5.56%        5.53%
Portfolio Turnover                         10%             25%         38%          23%          10%          18%
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $72,392         $73,624     $94,333     $103,092     $112,472     $129,862
------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               COLORADO PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.46%(1)        0.39%       0.39%       0.40%       0.40%       0.40%
   Net expenses after
      custodian fee reduction            0.42%(1)        0.36%       0.35%       0.37%       0.36%       0.36%
   Net investment income                 5.49%(1)        5.85%       5.36%       5.49%       5.86%       5.75%
Portfolio Turnover                          5%             14%         33%         18%         14%         53%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $31,042         $30,620     $37,874     $39,801     $42,624     $45,416
---------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment
     Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.42%
   Expenses after custodian
      fee reduction                                                                                      0.38%
   Net investment income                                                                                 5.73%
---------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                CONNECTICUT PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.52%(1)        0.50%        0.50%        0.51%        0.53%        0.52%
   Expenses after custodian
      fee reduction                       0.49%(1)        0.48%        0.48%        0.50%        0.53%        0.50%
   Net investment income                  5.31%(1)        5.53%        5.15%        5.20%        5.50%        5.49%
Portfolio Turnover                           0%             20%          18%           7%          11%          23%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $135,612        $133,137     $157,894     $164,955     $174,978     $187,617
--------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                 MICHIGAN PORTFOLIO
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    ------------------------------------------------------------
                                  (UNAUDITED)           2000        1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.48%(1)        0.52%        0.49%        0.50%        0.52%        0.54%
   Expenses after custodian
      fee reduction                      0.47%(1)        0.52%        0.48%        0.48%        0.50%        0.52%
   Net investment income                 5.48%(1)        5.67%        5.10%        5.19%        5.45%        5.50%
Portfolio Turnover                          6%             31%          31%          26%          16%          49%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $84,422         $85,576     $109,463     $130,236     $150,224     $173,465
-------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              MINNESOTA PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.47%(1)        0.45%       0.46%       0.47%       0.47%       0.48%
   Expenses after custodian
      fee reduction                      0.43%(1)        0.43%       0.44%       0.45%       0.44%       0.46%
   Net investment income                 5.65%(1)        5.81%       5.28%       5.28%       5.71%       5.69%
Portfolio Turnover                         10%             12%         19%         23%         22%         45%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $49,623         $48,848     $60,393     $66,984     $70,674     $76,090
---------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                NEW JERSEY PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(1)        0.54%        0.53%        0.54%        0.54%        0.53%
   Expenses after custodian
      fee reduction                       0.54%(1)        0.54%        0.52%        0.52%        0.52%        0.52%
   Net investment income                  5.70%(1)        5.91%        5.39%        5.52%        5.84%        5.82%
Portfolio Turnover                          11%             26%          32%          14%          24%          39%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $250,700        $248,400     $309,333     $328,629     $352,772     $386,244
--------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               PENNSYLVANIA PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    -------------------------------------------------------------
                                  (UNAUDITED)           2000         1999         1998         1997         1996
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.55%(1)        0.58%        0.54%        0.54%        0.55%        0.54%
   Expenses after custodian
      fee reduction                       0.52%(1)        0.58%        0.50%        0.50%        0.51%        0.50%
   Net investment income                  5.99%(1)        5.92%        5.49%        5.66%        5.96%        5.90%
Portfolio Turnover                           5%             18%          27%          13%          17%          30%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $234,127        $237,692     $314,873     $359,532     $402,221     $448,182
--------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                                TEXAS PORTFOLIO
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                  JANUARY 31, 2001    --------------------------------------------------------
                                  (UNAUDITED)           2000        1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
---------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          0.76%(1)        0.48%       0.39%       0.38%       0.37%       0.32%
   Net expenses after
      custodian fee reduction            0.72%(1)        0.48%       0.36%       0.35%       0.35%       0.27%
   Net investment income                 5.33%(1)        5.79%       5.50%       5.58%       5.79%       5.81%
Portfolio Turnover                          8%             35%         55%         17%         17%         39%
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $10,065         $11,010     $15,765     $17,837     $21,676     $24,367
---------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                                                                              0.42%
   Expenses after custodian
      fee reduction                                                                                      0.37%
   Net investment income                                                                                 5.71%
---------------------------------------------------------------------------------------------------------------

(1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------
     Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio), Pennsylvania Municipals Portfolio (Pennsylvania Portfolio) and Texas Municipals Portfolio (Texas Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

     A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolios comply with the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000.

     C FEDERAL INCOME TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

     D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.



     F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

          security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

     G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

     H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

     I USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to January 31, 2001 and for the six months then ended have not been audited by independent public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
------------------------------------------------------------------
     The  investment  adviser fee is earned by Boston  Management  and  Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    Arizona                                   $126,112            0.34%
    Colorado                                    32,857            0.21%
    Connecticut                                268,886            0.40%
    Michigan                                   156,234            0.37%
    Minnesota                                   69,857            0.28%
    New Jersey                                 556,836            0.45%
    Pennsylvania                               532,622            0.45%
    Texas                                        8,126            0.16%

*    Advisory   fees  paid  as  a  percentage   of  average   daily  net  assets
     (annualized).

     Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

     Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2001, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolios are officers of the above organizations.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 INVESTMENTS
--------------------------------------------
     Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2001 were as follows:

    ARIZONA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 7,262,920
    Sales                                      12,331,684

    COLORADO PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,386,252
    Sales                                       3,099,212

    CONNECTICUT PORTFOLIO
    -----------------------------------------------------
    Sales                                       6,144,428

    MICHIGAN PORTFOLIO
     -----------------------------------------------------
    Purchases                                 $ 4,778,998
    Sales                                      10,384,920

    MINNESOTA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,845,525
    Sales                                       6,250,497

    NEW JERSEY PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,458,259
    Sales                                      35,959,637

    PENNSYLVANIA PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $11,079,297
    Sales                                      29,200,532

    TEXAS PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $   747,725
    Sales                                       1,972,159

4 FEDERAL INCOME TAX BASIS OF INVESTMENTS
--------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2001, as computed on a federal income tax basis, are as follows:

    ARIZONA PORTFOLIO
     ------------------------------------------------------
    AGGREGATE COST                            $ 67,486,459
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,387,491
    Gross unrealized depreciation               (1,665,830)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,721,661
    ------------------------------------------------------

    COLORADO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 28,993,979
    ------------------------------------------------------
    Gross unrealized appreciation             $  1,242,319
    Gross unrealized depreciation                 (635,873)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    606,446
    ------------------------------------------------------

    CONNECTICUT PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $125,293,900
    ------------------------------------------------------
    Gross unrealized appreciation             $  7,369,531
    Gross unrealized depreciation               (1,446,004)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,923,527
    ------------------------------------------------------









    MICHIGAN PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 77,524,544
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,612,793
    Gross unrealized depreciation               (1,139,182)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  5,473,611
    ------------------------------------------------------

    MINNESOTA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 46,428,623
    ------------------------------------------------------
    Gross unrealized appreciation             $  2,702,185
    Gross unrealized depreciation                 (645,662)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  2,056,523
    ------------------------------------------------------

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $236,059,329
    ------------------------------------------------------
    Gross unrealized appreciation             $ 17,496,278
    Gross unrealized depreciation               (6,812,980)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 10,683,298
    ------------------------------------------------------

    PENNSYLVANIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $225,608,170
    ------------------------------------------------------
    Gross unrealized appreciation             $ 12,734,124
    Gross unrealized depreciation              (12,687,956)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     46,168
    ------------------------------------------------------

    TEXAS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $  9,316,728
    ------------------------------------------------------
    Gross unrealized appreciation             $    734,246
    Gross unrealized depreciation                  (87,992)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    646,254
    ------------------------------------------------------

5 LINE OF CREDIT
--------------------------------------------
     The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2001.

6 FINANCIAL INSTRUMENTS
--------------------------------------------
     The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     A summary of obligations under these financial instruments at January 31, 2001 is as follows:

                                           FUTURES CONTRACTS
    ----------------------------------------------------------------------------
                   EXPIRATION                                     NET UNREALIZED
    PORTFOLIO      DATE       CONTRACTS                POSITION   DEPRECIATION
    ----------------------------------------------------------------------------
    Arizona        3/01        18 U.S. Treasury Bond   Short      $ (46,233)
    Colorado       3/01         8 U.S. Treasury Bond   Short         (1,294)
    Connecticut    3/01        34 U.S. Treasury Bond   Short         (5,500)
    Michigan       3/01        22 U.S. Treasury Bond   Short         (3,559)
    Minnesota      3/01        14 U.S. Treasury Bond   Short           (959)
    New Jersey     3/01       120 U.S. Treasury Bond   Short         (8,220)
    Pennsylvania   3/01        55 U.S. Treasury Bond   Short       (140,838)

At January 31, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE MUNICIPALS FUNDS

OFFICERS                         TRUSTEES

Thomas J. Fetter                 Jessica M. Bibliowicz
President                        President and Chief Executive Officer,
                                 National Financial Partners
James B. Hawkes
Vice President and Trustee       Donald R. Dwight
                                 President, Dwight Partners, Inc.
Robert B. MacIntosh
Vice President                   Samuel L. Hayes, III
                                 Jacob H. Schiff Professor of Investment
James L. O'Connor                Banking Emeritus, Harvard University
Treasurer                        Graduate School of Business Administration

Alan R. Dynner                   Norton H. Reame
Secretary                        Chairman and Chief Operating Officer
                                 Hellman, Jordan Management Co., Inc.
                                 President, Jordan Simmons Capital LLC
                                 and Unicorn Corporation

                                 Lynn A. Stout
                                 Professor of Law,
                                 Georgetown University Law Center

                                 Jack L. Treynor
                                 Investment Adviser and Consultant

MUNICIPALS PORTFOLIOS

OFFICERS                         TRUSTEES

Thomas J. Fetter                    Jessica M. Bibliowicz
President                           President and Chief Executive Officer,
                                    National Financial Partners
James B. Hawkes
Vice President and Trustee          Donald R. Dwight
                                    President, Dwight Partners, Inc.
William H. Ahern, Jr.
Vice President and Portfolio        Samuel L. Hayes, III
Manager of Colorado,                Jacob H. Schiff Professor of Investment
Connecticut and Michigan            Banking Emeritus, Harvard University
Municipals Portfolios               Graduate School of Business Administration

Cynthia J. Clemson                  Norton H. Reamer
Vice President and Portfolio        Chairman and Chief Operating Officer,
Manager of Arizona and              Hellman, Jordan Management Co., Inc.
Pennsylvania Municipals Portfolios  President, Jordan Simmons Capital LLC
                                    and Unicorn Corporation
Robert B. MacIntosh
Vice President and Portfolio        Lynn A. Stout
Manager of Minnesota and            Professor of Law,
New Jersey Municipals Portfolios    Georgetown University Law Center

Thomas M. Metzold                   Jack L. Treynor
Vice President and Portfolio        Investment Adviser and Consultant
Manager of Texas
Municipals Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

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

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

INVESTMENT ADVISER OF THE PORTFOLIOS
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF THE FUNDS
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122








EATON VANCE MUNICIPALS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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313-3/01                                                                  8CSRC

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION

     No change from the information set forth in Item 25 of Form N-1A filed as Post-Effective Amendment No. 85 to the Registration Statement under the
Securities Act of 1933 (File No. 33-572) and Amendment No. 87 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-4409) (Accession No. 0000940394-01-500027) filed with the Commission on January 23, 2001 (the "Registrant's N-1A"), which information is incorporated herewith by reference.

     Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

ITEM 16. EXHIBITS

       (1)(a) Amended and Restated Declaration of Trust of Eaton Vance Municipals Trust dated January 11, 1993 filed as Exhibit (1)
                  (a) to Post-Effective Amendment No. 55 to Registrant's N-1A filed September 15, 1995 and incorporated herein by reference.

          (b) Amendment dated June 23, 1997 to the Declaration of Trust filed as Exhibit (1)(b) to Post-Effective Amendment No. 67 to Registrant's N-1A filed July 3, 1997 and incorporated herein by reference.

          (c) Establishment and Designation of Classes of Shares of Beneficial Interest, without Par Value, dated November 18, 1996 filed as Exhibit (1)(c) to Post-Effective Amendment No. 62 to Registrant's N-1A filed November 25, 1996 and incorporated herein by reference.

       (2)(a) By-Laws as amended October 21, 1987 filed as Exhibit (2)(a) to Post-Effective Amendment No. 55 to Registrant's N-1A filed September 15, 1995 and incorporated herein by reference.

          (b)     Amendment to By-Laws  dated December 13, 1993 filed as Exhibit
                  (2)(b) to Post-Effective Amendment No. 55 to Registrant's N-1A filed September 15, 1995 and incorporated herein by reference.

       (3)        Not applicable.

       (4) Agreement and Plan of Reorganization by and among Eaton Vance Municipals Trust, on behalf of its series Eaton Vance Texas Municipals Fund and Eaton Vance National Municipals Fund filed herewith.

       (5)        Not applicable.

       (6)        Not applicable.

       (7)(a) Distribution Agreement between Eaton Vance Municipals Trust and Eaton Vance Distributors, Inc., dated June 23, 1997 with attached Schedule A filed as Exhibit (6) (a)(7) to Post-Effective Amendment No. 67 to Registrant's N-1A filed July 3, 1997 and incorporated herein by reference.

          (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

        (8) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its Independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

        (9)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 55 to Registrant's N-1A field September 15, 1995 and incorporated herein by reference.

           (b)    Amendment to Custodian  Agreement  with Investors Bank & Trust
                  Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 57 to Registrant's N-1A filed November 15, 1995 and incorporated herein by reference.

           (c) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit
                  (g)(3) to Post-Effective Amendment No. 78 to Registrant's N-1A filed January 25, 1999 and incorporated herein by reference.

           (d) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit (g)(4) to Registrant's N-1A filed January 23, 2001 and incorporated herein by reference.

       (10)(a) Eaton Vance Municipals Trust Class A Service Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit 15) (g) to Post-Effective Amendment No. 67 to Registrant's N-1A filed July 3, 1997 and incorporated herein by reference.

           (b) Eaton Vance Municipals Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 69 to Registrant's N-1A filed September 29, 1997 and incorporated herein by reference.

           (c) Eaton Vance Municipals Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 69 to Registrant's N-1A filed September 29, 1997 and incorporated herein by reference.

           (d) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated June 19, 2000 filed as Exhibit (o) (1) to Post-Effective Amendment No. 61 to the Registration Statement of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) and incorporated herein by reference.

       (11) Opinion and Consent of Counsel as to legality of securities being issued filed herewith.

       (12)       Tax Opinion of Ropes & Gray filed herewith.

       (13)(a)(1) Amended Administrative Services  Agreement between Eaton Vance
                  Municipals Trust (on behalf of each of its series) and Eaton Vance Management, with attached schedules (including Amended Schedule A dated September 29, 1995) filed as Exhibit (9)(a) to Post-Effective Amendment No. 55 to Registrant's N-1A filed September 15, 1995 and incorporated herein by reference.

           (a)(2) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement dated June 19, 1995 filed as Exhibit (9) (a) (2) to Post-Effective Amendment No. 67 to Registrant's N-1A filed July 3, 1997 and incorporated herein by reference.

           (b)(1) Transfer Agency Agreement dated January 1, 1998 filed as Exhibit (k)(b) to the Registration Statement on Form N-2 of Eaton Vance Advisers Senior Floating-Rate Fund (File Nos. 333-46853, 811-08671) (Accession No. 0000950156-98-000172)
                  filed February 25,  1998 and incorporated herein by reference.

           (b)(2) Amendment to the Transfer Agency Agreement dated October 18, 1999 filed as Exhibit (h)(2)(a) to Post-Effective Amendment No. 81 to Registrant's N-1A filed December 20, 1999 and incorporated herein by reference.

     (14)(a)      Consent   of   Deloitte  &  Touche  LLP   regarding  financial
                  statements of Registrant on behalf of Eaton Vance Texas Municipals Fund filed herewith.

         (b)      Consent   of  Deloitte   &  Touche   LLP  regarding  financial
                  statements of Registrant on behalf of Eaton Vance National Municipals Fund filed herewith.

     (15)         Not Applicable.

     (16)         Power  of Attorney  for the  Registrant  dated  June 18,  2001 filed herewith.

     (17)         Rule 24f-2 Election of Registrant filed herewith.

ITEM 17. UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts on the 18th day of June, 2001.

                                          EATON VANCE MUNICIPALS TRUST

                                          /s/ THOMAS J. FETTER
                                          -----------------------------------
                                          Thomas J. Fetter, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dated indicated:

      Signatures                         Title                        Date

/s/ Thomas J. Fetter            President and Principal            June 18, 2001
-------------------------          Executive Officer
Thomas J. Fetter


/s/ James L. O'Connor       Treasurer and Principal Financial      June 18, 2001
-------------------------        and Accounting Officer
James L. O'Connor


/s/ Jessica M. Bibliowicz                Trustee                   June 18, 2001
-------------------------
Jessica M. Bibliowicz


/s/ Donald R. Dwight                      Trustee                  June 18, 2001
-------------------------
Donald R. Dwight


/s/ James B. Hawkes                        Trustee                 June 18, 2001
-------------------------

James B. Hawkes


/s/ Samuel L. Hayes, III                    Trustee                June 18, 2001
-------------------------
Samuel L. Hayes, III


/s/ Norton H. Reamer                         Trustee               June 18, 2001
-------------------------
Norton H. Reamer


/s/ Lynn A. Stout                            Trustee               June 18, 2001
-------------------------
Lynn A. Stout


/s/ Jack L. Treynor                          Trustee               June 18, 2001
-------------------------
Jack L. Treynor



By:
     -------------------------------
       Eric G. Woodbury
       As Attorney-in-fact

                                  EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

Exhibit
Number           Description
-------          -----------
  (4)            Agreement  and Plan  of Reorganization  for  Eaton  Vance Texas
                 Municipals Fund

 (11) Opinion and Consent of Counsel as to legality of securities being issued

 (12)            Tax Opinion of Ropes & Gray

 (14)(a) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance Texas Municipals Fund

     (b) Consent of Deloitte & Touche LLP regarding financial statements of Registrant on behalf of Eaton Vance National Municipals Fund

 (16)            Power of Attorney for the Registrant dated June 18, 2001

 (17)            Rule 24f-2 Election of Registrant